As filed with the Securities and Exchange Commission on April 8, 2021
Registration Numbers 333-156867

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement
Under The Securities Act of 1933
Post-Effective Amendment No. 15
Brighthouse Life Insurance Company
(Registrant)
Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

Unallocated Group Variable Annuity
This prospectus describes a group variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company,” “us” or “we”) designed to fund 401(k) Plans and Keoghs. Under some circumstances the Plans may also enter into agreements for services from a third party administrator (“TPA”). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.
Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.
The Contract’s value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class E
Loomis Sayles Growth Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class B
MetLife Aggregate Bond Index Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Equity Trust — Class A
ClearBridge Small Cap Value Fund
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated April 30, 2021.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104 or call (833) 208-3018. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: April 30, 2021

2

Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Competing Fund — any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Discontinuance — termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value/Account Value/Cash Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Excess Plan Contributions — Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
3

Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated. Funding Options are also referred to as “Subaccounts.”
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. For instructions on how to submit requests, elections, and inquiries, please see "Contract Owner Requests, Elections, and Inquiries."
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Payment Option — an Annuity or income option elected under Your Contract.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 of the Code.
Plan Administrator — the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — termination of Your Plan, including partial Plan Termination, as determined by Us.
Plan Trustee — the trustee specified in the Contract specifications.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Third Party Administrator (“TPA”) — an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
4

Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — “You,” depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).
Your Account — Accumulation Units credited to You under this Contract.
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Summary:
Unallocated Group Variable Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Contracts? The Contracts offered by Brighthouse Life Insurance Company are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.
Because of the size of these Contracts, the involvement of Third Party Administrators (“TPAs”), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to “custom design” a charge structure that is likely to be acceptable to a particular prospective Contract Owner.
The Contracts are issued on an unallocated basis. They are designed for use with certain Plans where the employer may have secured the services of a TPA whose services are separate and distinct from the Contracts.
All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.
The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.
During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.
Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.
Who is the Contract issued to? The Contract is issued to a Plan Trustee. Where We refer to “You,” We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.
Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede this prospectus.
Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.
The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.
Can you give a general description of the Funding Options and how they operate? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase
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Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.
You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.
If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.
Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the “The Annuity Period” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 ½ when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.
What is the death benefit under the Contract? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant’s 75th birthday or the Maturity Date. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.
There is no death benefit payable after Annuity Payments begins, however, depending on the Annuity option selected, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see “Death Benefit” and “The Annuity Period”).
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
7

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions).
Contract Owner Transaction Expenses
Maximum Transaction Expenses
Surrender Charge:	5% (1),(2)
As a percentage of amount surrendered
Variable Liquidity Benefit Charge:	5% (3)
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
(1)	For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)	For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:

Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
(3)	This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
8

For Contracts issued before May 24, 2005, the charge is as follows:
Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
Maximum Annual Separate Account Charges
Range of Daily Asset (Mortality & Expense Risk) Charge(4)
Aggregate Contract Assets	Total Annual Daily Asset Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See “Charges and Deductions” below.
(4)	We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio – Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio – Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio – Class B of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are excess of 0.77% for the Subaccount investing in the Invesco Global Equity Portfolio– Class E of the Brighthouse Funds Trust I.
Underlying Fund Expenses as of December 31, 2020 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling (833) 208-3018. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.46%
9

Underlying Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.02%	0.66%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio — Class E	0.66%	0.15%	0.04%	—	0.85%	0.13%	0.72%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.07%	0.01%	0.33%	—	0.33%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
MFS® Value Portfolio — Class A	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Mid Cap Portfolio	0.53%	0.25%	0.09%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund	0.80%	0.25%	0.05%	0.01%	1.11%	0.01%	1.10%
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.14%	—	1.44%	—	1.44%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Legg Mason Partners Equity Trust — Class A
ClearBridge Small Cap Value Fund	0.75%	0.25%	0.45%	0.01%	1.46%	0.10%	1.36%
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund	0.45%	0.25%	0.21%	—	0.91%	—	0.91%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.14%	—	0.84%	—	0.84%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.73%	—	1.38%	0.49%	0.89%

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
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The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.
These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses.
Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$796	$1,206	$1,542	$3,247	$296	$906	$1,542	$3,247
Underlying Fund with Minimum Total Annual Operating Expenses	$678	$ 851	$ 949	$2,062	$178	$551	$ 949	$2,062
Example 2
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$796	$1,306	$1,842	$3,247	$296	$906	$1,542	$3,247
Underlying Fund with Minimum Total Annual Operating Expenses	$678	$ 951	$1,249	$2,062	$178	$551	$ 949	$2,062
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may
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rely on the Plan Administrator’s statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.
The Annuity Contract

The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
General
The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax (“Net Purchase Payments”) are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option’s individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option’s corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.
Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.
Contract Owner Requests, Elections, and Inquiries
Please direct Your requests and elections under Your Contract, and inquires about Your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•	Telephone: (833) 208-3018, Monday – Friday 9:00AM – 7:00PM Eastern Time
•	Fax: (877) 319-2495
•	Mail:

Type of Request	Address
Rollover Requests (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601
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Type of Request	Address
Rollover Requests (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255
Loan Repayments (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602
Loan Repayments (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248
Payroll Remittance (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603
Payroll Remittance (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70246 Philadelphia, PA 19176-0246
All Other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 7104 Troy, MI 48007-7104
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Unallocated Contracts
The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer may have secured the services of a TPA. The TPA’s services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.
We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.
Purchase Payments
The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.
Crediting Purchase Payments
We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified
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checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money”).
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
Contract Value
During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.
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The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
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Additionally, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling (833) 208-3018 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class E	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Equity Trust — Class A
ClearBridge Small Cap Value Fund	Seeks long-term capital growth.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Income Trust — Class A
Western Asset Corporate Bond Fund	Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC

††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
Underlying Funds Which Are Fund of Funds
The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.
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Charges and Deductions Under The Contract

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of a Participant;
•	the available Funding Options and related programs; and
•	administration of the Annuity options available under the Contracts.
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.
We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).
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Surrender Charge
Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. We impose a surrender charge to reimburse us generally for Contract sales expenses. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	1 years	5%
1 year	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:
Contract Year
Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:
(a)	the size of Plan assets and the expected amount of annual contributions, and
(b)	the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and
(c)	the expected level of commission the Company may pay to the agent for distribution expenses, and
(d)	any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.
Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:
•	retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service (“IRS”) rules)
•	separation from service/severance from employment
•	loans (if available in Your Plan)
•	hardship (as defined by the Code)
•	death
•	annuitization under this Contract or another contract issued by Us
•	if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of our affiliates and We agree.
•	disability as defined in Code Section 72(m)(7)
•	minimum required distributions (generally at age 72 (age 70 ½, if You were born on or before June 30, 1949))
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•	return of Excess Plan Contributions
•	transfers to an employer stock fund
•	certain Plan expenses as mutually agreed upon
•	to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)
The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant’s Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Daily Asset Charge
This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:
Aggregate Contract Assets	Daily Asset Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales, commission and marketing expenses; and
•	other costs of doing business.
We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.
Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option’s investment portfolio, payments will not be affected by: (a) the Company’s actual mortality experience among Annuitants after retirement, or (b) the Company’s actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period. This charge compensates us generally for the costs and risks we assume in providing the benefit.
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For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
Please refer to “the Annuity Period” section for a description of this benefit.
Underlying Fund Fees and Expenses
There are certain deductions from and expenses paid out of the assets of each Underlying Fund. These are described in the applicable prospectus for each Underlying Fund. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
25

Transfers

Transfers of Contract Value between Funding Options
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.
Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
Transfers from the Fixed Account
Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company’s Dollar Cost Averaging Program are not allowed from the Fixed Account.
Please see “Appendix E — Competing Funds” for more information.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
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BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Small Cap Value Fund
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds® monitoring policy and/or to treat all of the American Funds® portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
27

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers from Funding Options to Contracts Not Issued by Us
You may transfer all or any part of Your Contract’s Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.
Transfers to or from Other Contracts Issued by Us
Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.
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Transfers from Contracts Not Issued by Us
Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.
Access To Your Money

Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner’s direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan.
We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee’s retirement, death, disability or severance from employment. (See “Federal Tax Considerations”).
Ownership Provisions

Types of Ownership
Contract Owner
We issue only the Contract. Where We refer to “You,” We are referring to the Contract Owner.
At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.
Beneficiary
At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.
Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.
Annuitant
The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.
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Death Benefit

Death Benefits Prior to the Maturity Date
Death Benefits may not be available in all jurisdictions.
If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the Death Report Date.
The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.
If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.
We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.
The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant’s date of death; or 3) subject to applicable tax rules, applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two. See “Federal Tax Considerations” for information about federal tax law distribution requirements that apply upon the Participant’s death.
If We are notified of the Participant’s Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.
The Annuity Period

Maturity Date
Under the Contract, You can direct Us to make regular income payments to Participants (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose, subject to the requirements of tax law, among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person that the Code permits, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.
You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Participant and, in the case of Qualified Contracts, generally upon either the later of the Participant’s attainment of age 72 (age 70½, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. Participants should seek independent tax advice regarding the election of minimum required distributions.
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Allocation of Annuity
You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See “Transfers”.)
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under “Amount of First Payment”. All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Election of Options
Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.
Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:
(a)	the Participant’s name, address, date of birth, social security number;
(b)	the amount to be distributed;
(c)	the Annuity option which is to be purchased;
(d)	the date the Annuity option payments are to begin;
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(e)	if the form of the Annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the Beneficiary as designated by You; and
(f)	any other data that We may require.
The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.
Retired Life Certificate
We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.
Allocation of Cash Surrender Value During the Annuity Period
At the time an Annuity option is elected, You or the TPA also may elect to have the Participant’s Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision “Transfers of Contract Value Between Funding Options,” in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.
Annuity Options
Where required by state law or under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of any guarantee period may be limited.
Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.
Option 2 — Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.
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Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:
(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and
(b)	is
(1)	the number of Annuity Units represented by each payment; times
(2)	the number of payments made;
and for a Fixed Annuity:
(a)	is the Contract Value applied on the Maturity Date under this option and
(b)	is the dollar amount of Annuity Payments already paid.
Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.
Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.
On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.
Option 6 — Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.
Variable Liquidity Benefit
This benefit is offered with Variable Annuity option “Payments for a Fixed Period” (without life contingency) where payments are made on a variable basis.
At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
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Miscellaneous Contract Provisions

Contract Termination
You may discontinue this Contract by Written Request at any time for any reason.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount stated in Your Contract; or
(b)	We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or
(c)	We receive notice that is satisfactory to Us of Plan Termination.
If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:
(a)	accept no further payments for this Contract; and
(b)	pay You the Cash Surrender Value of the Funding Options; and
(c)	pay You the Cash Surrender Value of the Fixed Account, if applicable.
If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option’s investment strategy. These are also noted in Your Contract.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine
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what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect Our ability to conduct business, in particular if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.

COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors. Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Underlying Funds. If these market conditions continue, and depending on Your individual circumstances (e.g., Your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with Your financial representative about how the COVID-19 pandemic and the recent market conditions may impact Your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on Your individual circumstances.
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The Separate Account

Brighthouse Separate Account QPN for Variable Annuities (the “Separate Account”) was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account QPN for Variable Annuities. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
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For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
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Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59½
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59½, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of Your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,
(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59½ or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA.
Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
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Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a qualified annuity Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70½, if You were born on or before June 30, 1949) if Your Contract permits.
If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
39

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70½, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 72 (age 70½, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70½, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 72 (age 70½, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) . The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive Your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the
Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”). To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
40

Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)	the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)	10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
41

Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements of the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts.
42

Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.
Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.
Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).
Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer’s sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company’s products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information — “Distribution and Principal Underwriting Agreement” for a list of the broker-dealer firms that received compensation during 2020, as well as the range of additional compensation paid.).
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts.
43

Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity Contracts. The Company may also obtain access to an organization’s members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee which may be based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners’ instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
44

Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.
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Appendix A

Condensed Financial Information
for Brighthouse Separate Account QPN for Variable Annuities
(formerly MetLife of CT Separate Account QPN for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
UGVA — Separate Account Charges 0.85%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.874	5.011	—
	2019	2.888	3.874	—
	2018	3.202	2.888	—
	2017	2.457	3.202	—
	2016	2.462	2.457	—
	2015	2.322	2.462	—
	2014	2.289	2.322	—
	2013	1.787	2.289	1,656
	2012	1.471	1.787	33,921
	2011	1.628	1.471	620,013
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.994	6.023	557
	2019	3.080	3.994	557
	2018	3.115	3.080	563
	2017	2.448	3.115	583
	2016	2.255	2.448	583
	2015	2.129	2.255	583
	2014	1.978	2.129	583
	2013	1.534	1.978	10,450
	2012	1.312	1.534	46,054
	2011	1.382	1.312	1,391,512
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.240	3.647	656
	2019	2.590	3.240	656
	2018	2.660	2.590	679
	2017	2.192	2.660	700
	2016	1.982	2.192	700
	2015	1.971	1.982	700
	2014	1.796	1.971	2,217
	2013	1.357	1.796	30,716
	2012	1.165	1.357	160,417
	2011	1.197	1.165	859,459
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	3.038	3.249	—
	2019	2.660	3.038	—
	2018	2.751	2.660	—
	2017	2.565	2.751	—
	2016	2.261	2.565	—
	2015	2.366	2.261	—
	2014	2.305	2.366	—
	2013	2.116	2.305	23
	2012	1.825	2.116	739
	2011	1.794	1.825	178,318
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	2.001	2.359	—
	2019	1.583	2.001	—
	2018	1.775	1.583	—
	2017	1.456	1.775	—
	2016	1.348	1.456	—
	2015	1.387	1.348	—

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2014	1.331	1.387	—
	2013	1.037	1.331	—
	2012	0.896	1.037	—
	2011	1.042	0.896	894,158
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.680	3.628	—
	2019	2.882	3.680	—
	2018	3.429	2.882	—
	2017	3.096	3.429	16
	2016	2.379	3.096	16
	2015	2.536	2.379	16
	2014	2.515	2.536	16
	2013	1.915	2.515	10,660
	2012	1.637	1.915	44,201
	2011	1.814	1.637	479,954
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.779	3.364	—
	2019	2.126	2.779	—
	2018	2.288	2.126	—
	2017	1.892	2.288	—
	2016	1.762	1.892	—
	2015	1.702	1.762	—
	2014	1.510	1.702	—
	2013	1.135	1.510	1,480
	2012	1.009	1.135	1,480
	2011	1.015	1.009	197,356
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.541	1.455	503
	2019	1.242	1.541	503
	2018	1.367	1.242	520
	2017	1.242	1.367	520
	2016	1.239	1.242	520
	2015	1.265	1.239	520
	2014	1.122	1.265	520
	2013	1.091	1.122	534
	2012	0.871	1.091	983
	2011	0.927	0.871	623,334
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.135	4.316	—
	2013	3.230	4.135	10,945
	2012	2.652	3.230	12,542
	2011	2.886	2.652	725,719
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.984	3.117	110
	2019	2.411	2.984	110
	2018	3.188	2.411	110
	2017	2.458	3.188	110
	2016	2.287	2.458	110
	2015	2.410	2.287	659
	2014	2.573	2.410	659
	2013	1.984	2.573	12,721
	2012	1.545	1.984	22,011
	2011	1.812	1.545	543,698
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.519	3.471	154
	2019	2.840	3.519	154
	2018	3.261	2.840	159
	2017	2.786	3.261	159
	2016	2.396	2.786	159
	2015	2.570	2.396	159
	2014	2.371	2.570	159
	2013	1.766	2.371	163
	2012	1.503	1.766	805
	2011	1.538	1.503	241,653
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.520	2.682	—
	2012	2.077	2.520	7,885
	2011	2.511	2.077	467,876
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.857	2.351	8,453
	2019	1.422	1.857	8,453
	2018	1.649	1.422	8,543
	2017	1.215	1.649	8,570
	2016	1.221	1.215	8,570
	2015	1.184	1.221	16,631
	2014	1.168	1.184	17,388
	2013	1.015	1.168	20,328

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	6.330	8.318	6
	2019	5.155	6.330	6
	2018	5.579	5.155	6
	2017	4.740	5.579	6
	2016	4.642	4.740	6
	2015	4.867	4.642	9,534
	2014	4.304	4.867	9,785
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.931	1.995	—
	2015	1.985	1.931	8,242
	2014	1.905	1.985	8,242
	2013	1.776	1.905	13,841
	2012	1.582	1.776	29,112
	2011	1.522	1.582	282,506
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.722	2.958	—
	2012	2.600	2.722	11
	2011	2.764	2.600	32,350
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.241	2.411	8,116
	2019	2.084	2.241	8,116
	2018	2.107	2.084	8,382
	2017	2.033	2.107	8,382
	2016	1.998	2.033	8,382
	2015	2.015	1.998	8,382
	2014	1.951	2.015	8,411
	2013	2.006	1.951	8,638
	2012	1.851	2.006	9,707
	2011	1.810	1.851	1,191,044
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.389	2.409	—
	2015	2.408	2.389	—
	2014	2.185	2.408	—
	2013	1.656	2.185	—
	2012	1.510	1.656	—
	2011	1.595	1.510	15,500
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.726	2.802	—
	2015	2.786	2.726	977
	2014	2.686	2.786	977
	2013	2.668	2.686	1,074
	2012	2.411	2.668	7,262
	2011	2.346	2.411	229,891
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.284	2.330	2,305
	2019	1.821	2.284	2,305
	2018	2.021	1.821	2,343
	2017	1.743	2.021	2,343
	2016	1.516	1.743	2,343
	2015	1.586	1.516	2,343
	2014	1.412	1.586	2,343
	2013	1.065	1.412	2,374
	2012	0.910	1.065	47,737
	2011	0.956	0.910	1,517,165
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	2.012	2.055	375
	2019	1.603	2.012	375
	2018	1.778	1.603	379
	2017	1.531	1.778	408
	2016	1.331	1.531	408
	2015	1.391	1.331	408
	2014	1.268	1.391	408
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.565	2.738	85
	2019	2.006	2.565	85
	2018	2.252	2.006	88
	2017	2.074	2.252	88
	2016	1.811	2.074	88
	2015	2.007	1.811	88
	2014	1.846	2.007	88
	2013	1.429	1.846	91
	2012	1.256	1.429	410
	2011	1.316	1.256	360,771
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.348	2.528	180
	2019	2.156	2.348	180
	2018	2.183	2.156	186

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2017	2.114	2.183	186
	2016	2.068	2.114	186
	2015	2.073	2.068	186
	2014	1.953	2.073	186
	2013	1.984	1.953	4,334
	2012	1.861	1.984	4,341
	2011	1.761	1.861	209,520
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.469	6.233	3,833
	2019	3.393	4.469	3,833
	2018	3.341	3.393	3,833
	2017	2.516	3.341	3,833
	2016	2.535	2.516	3,833
	2015	2.405	2.535	8,274
	2014	2.228	2.405	8,291
	2013	1.674	2.228	8,309
	2012	1.476	1.674	14,105
	2011	1.635	1.476	1,078,560
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.229	1.223	94,450
	2019	1.216	1.229	94,450
	2018	1.206	1.216	95,113
	2017	1.207	1.206	95,819
	2016	1.215	1.207	95,819
	2015	1.226	1.215	106,193
	2014	1.236	1.226	106,300
	2013	1.247	1.236	135,926
	2012	1.257	1.247	197,972
	2011	1.268	1.257	4,250,242
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.669	1.812	—
	2019	1.506	1.669	—
	2018	1.560	1.506	—
	2017	1.471	1.560	—
	2016	1.420	1.471	—
	2015	1.440	1.420	—
	2014	1.390	1.440	—
	2013	1.344	1.390	—
	2012	1.242	1.344	—
	2011	1.213	1.242	135,306
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.797	1.978	—
	2019	1.568	1.797	—
	2018	1.654	1.568	—
	2017	1.508	1.654	—
	2016	1.433	1.508	—
	2015	1.461	1.433	—
	2014	1.404	1.461	—
	2013	1.277	1.404	14,967
	2012	1.155	1.277	22,750
	2011	1.153	1.155	338,142
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.902	2.147	16
	2019	1.606	1.902	16
	2018	1.725	1.606	16
	2017	1.517	1.725	16
	2016	1.428	1.517	16
	2015	1.459	1.428	16
	2014	1.401	1.459	729
	2013	1.197	1.401	832
	2012	1.066	1.197	13,429
	2011	1.090	1.066	615,915
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.986	2.296	2,670
	2019	1.619	1.986	2,670
	2018	1.777	1.619	2,670
	2017	1.504	1.777	2,670
	2016	1.402	1.504	2,670
	2015	1.439	1.402	2,670
	2014	1.379	1.439	2,670
	2013	1.119	1.379	5,021
	2012	0.978	1.119	6,855
	2011	1.025	0.978	1,091,688
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.952	3.257	4,482
	2019	2.274	2.952	4,482
	2018	2.295	2.274	4,482

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2017	1.944	2.295	4,482
	2016	1.826	1.944	4,482
	2015	1.799	1.826	4,482
	2014	1.640	1.799	4,482
	2013	1.237	1.640	4,482
	2012	1.105	1.237	4,482
	2011	1.162	1.105	350,077
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.976	2.180	—
	2012	1.723	1.976	3,326
	2011	1.854	1.723	111,338
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.721	2.245	251
	2019	1.305	1.721	251
	2018	1.396	1.305	251
	2017	1.125	1.396	251
	2016	1.078	1.125	251
	2015	1.058	1.078	9,579
	2014	0.961	1.058	9,579
	2013	0.730	0.961	12,186
	2012	0.664	0.730	21,556
	2011	0.692	0.664	820,017
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.850	4.420	11,720
	2019	2.170	2.850	11,720
	2018	2.186	2.170	11,720
	2017	1.609	2.186	11,720
	2016	1.625	1.609	11,720
	2015	1.483	1.625	11,720
	2014	1.375	1.483	11,720
	2013	1.014	1.375	11,854
	2012	0.885	1.014	17,375
	2011	0.891	0.885	114,226
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	2.026	2.154	2,214
	2019	1.881	2.026	2,214
	2018	1.901	1.881	2,291
	2017	1.856	1.901	2,291
	2016	1.829	1.856	2,291
	2015	1.840	1.829	2,291
	2014	1.754	1.840	2,291
	2013	1.811	1.754	2,354
	2012	1.758	1.811	8,690
	2011	1.649	1.758	409,686
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.962	1.045	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.418	1.516	—
	2019	1.173	1.418	—
	2018	1.374	1.173	—
	2017	1.109	1.374	—
	2016	1.104	1.109	—
	2015	1.126	1.104	12,766
	2014	1.208	1.126	12,766
	2013	1.000	1.208	12,820
	2012	0.852	1.000	50,153
	2011	0.982	0.852	868,593
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	3.176	3.767	42
	2019	2.550	3.176	42
	2018	2.889	2.550	43
	2017	2.541	2.889	43
	2016	2.113	2.541	43
	2015	2.226	2.113	43
	2014	2.137	2.226	43
	2013	1.556	2.137	1,341
	2012	1.348	1.556	2,511
	2011	1.418	1.348	499,691
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	3.075	3.601	11,139
	2019	2.364	3.075	11,139
	2018	2.500	2.364	11,526
	2017	2.074	2.500	11,526
	2016	1.873	2.074	11,526
	2015	1.868	1.873	13,345
	2014	1.661	1.868	13,345
	2013	1.269	1.661	13,658
	2012	1.106	1.269	17,029

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	1.095	1.106	1,841,088
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	4.347	4.721	14,485
	2019	3.649	4.347	14,485
	2018	3.906	3.649	14,894
	2017	3.510	3.906	14,894
	2016	3.248	3.510	14,894
	2015	3.288	3.248	16,968
	2014	3.058	3.288	16,968
	2013	2.597	3.058	17,300
	2012	2.352	2.597	78,091
	2011	2.321	2.352	649,074
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.495	3.602	3,956
	2019	2.708	3.495	3,956
	2018	3.037	2.708	3,978
	2017	2.596	3.037	3,978
	2016	2.288	2.596	3,978
	2015	2.311	2.288	14,012
	2014	2.104	2.311	14,012
	2013	1.563	2.104	50,773
	2012	1.352	1.563	83,375
	2011	1.352	1.352	435,816
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.939	7.367	—
	2019	4.619	5.939	—
	2018	4.993	4.619	—
	2017	4.350	4.993	11
	2016	3.697	4.350	11
	2015	3.707	3.697	11
	2014	3.738	3.707	11
	2013	2.978	3.738	11
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.475	4.709	—
	2019	2.684	3.475	—
	2018	2.739	2.684	—
	2017	2.069	2.739	—
	2016	2.055	2.069	—
	2015	1.876	2.055	3,857
	2014	1.738	1.876	3,857
	2013	1.263	1.738	3,965
	2012	1.074	1.263	9,084
	2011	1.098	1.074	431,987
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.340	5.337	6,171
	2019	3.295	4.340	6,171
	2018	3.565	3.295	6,259
	2017	2.934	3.565	6,259
	2016	2.654	2.934	6,259
	2015	2.613	2.654	6,259
	2014	2.471	2.613	6,362
	2013	1.728	2.471	8,344
	2012	1.504	1.728	25,296
	2011	1.495	1.504	1,009,747
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.290	2.428	10,358
	2019	2.017	2.290	10,358
	2018	2.115	2.017	10,406
	2017	1.971	2.115	10,406
	2016	1.891	1.971	10,406
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.893	1.893	—
	2019	1.893	1.893	—
	2018	1.893	1.893	—
	2017	1.893	1.893	—
	2016	1.832	1.893	—
	2015	1.885	1.832	275
	2014	1.806	1.885	275
	2013	1.806	1.806	275
	2012	1.637	1.806	275
	2011	1.610	1.637	230,435
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.424	1.488	—
	2019	1.352	1.424	—
	2018	1.349	1.352	—
	2017	1.333	1.349	—

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2016	1.325	1.333	—
	2015	1.327	1.325	—
	2014	1.299	1.327	—
	2013	1.318	1.299	—
	2012	1.284	1.318	—
	2011	1.226	1.284	590,742
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.951	5.102	1,126
	2019	3.035	3.951	1,126
	2018	3.279	3.035	1,886
	2017	2.720	3.279	1,886
	2016	2.546	2.720	1,886
	2015	2.557	2.546	13,287
	2014	2.310	2.557	13,287
	2013	1.779	2.310	20,932
	2012	1.545	1.779	40,057
	2011	1.603	1.545	887,321
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.414	3.789	97
	2015	3.500	3.414	5,944
	2014	3.329	3.500	5,944
	2013	2.471	3.329	11,843
	2012	2.176	2.471	26,363
	2011	2.461	2.176	972,480
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.837	1.898	—
	2015	1.903	1.837	—
	2014	1.786	1.903	—
	2013	1.304	1.786	32
	2012	1.186	1.304	32
	2011	1.257	1.186	255,500
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.901	4.532	354
	2019	3.105	3.901	354
	2018	3.719	3.105	362
	2017	2.672	3.719	362
	2016	2.294	2.672	362
	2015	2.878	2.294	3,909
	2014	3.168	2.878	3,917
	2013	3.225	3.168	5,181
	2012	2.874	3.225	15,884
	2011	3.445	2.874	408,291
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.789	1.753	1,177
	2019	1.603	1.789	1,177
	2018	1.912	1.603	1,189
	2017	1.653	1.912	1,189
	2016	1.555	1.653	1,189
	2015	1.678	1.555	1,189
	2014	1.904	1.678	1,189
	2013	1.561	1.904	1,589
	2012	1.332	1.561	3,758
	2011	1.503	1.332	497,874
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	2.160	2.552	16,417
	2019	1.612	2.160	16,417
	2018	1.636	1.612	16,417
	2017	1.298	1.636	16,417
	2016	1.168	1.298	16,417
	2015	1.135	1.168	23,611
	2014	1.020	1.135	23,611
	2013	0.779	1.020	26,256
	2012	0.672	0.779	43,062
	2011	0.689	0.672	1,222,160
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.414	2.978	219
	2015	2.698	2.414	219
	2014	2.675	2.698	219
	2013	2.009	2.675	538
	2012	1.758	2.009	862
	2011	1.909	1.758	310,386

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	3.220	3.538	—
	2019	2.838	3.220	—
	2018	2.972	2.838	—
	2017	2.796	2.972	—
	2016	2.611	2.796	—
	2015	2.655	2.611	3,363
	2014	2.476	2.655	3,363
	2013	2.492	2.476	3,428
	2012	2.195	2.492	4,334
	2011	2.105	2.195	331,181
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.237	2.509	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.956	3.459	19,187
	2019	2.384	2.956	19,187
	2018	2.623	2.384	19,853
	2017	2.275	2.623	19,853
	2016	2.267	2.275	19,853
	2015	2.327	2.267	19,853
	2014	1.949	2.327	19,853
	2013	1.330	1.949	39,653
	2012	1.130	1.330	41,707
	2011	1.112	1.130	1,632,061
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.257	1.266	—
	2013	0.959	1.257	563
	2012	0.841	0.959	12,631
	2011	0.905	0.841	816,418
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	4.146	4.718	1,570
	2019	3.220	4.146	1,570
	2018	3.305	3.220	1,624
	2017	2.788	3.305	1,662
	2016	2.562	2.788	1,662
	2015	2.543	2.562	12,508
	2014	2.310	2.543	12,990
	2013	1.792	2.310	15,255
	2012	1.559	1.792	24,967
	2011	1.533	1.559	497,863
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.549	3.789	—
	2019	2.720	3.549	—
	2018	2.884	2.720	—
	2017	2.440	2.884	19
	2016	2.140	2.440	19
	2015	2.256	2.140	19
	2014	2.002	2.256	19
	2013	1.603	2.002	19
	2012	1.416	1.603	19
	2011	1.324	1.416	451,053
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.898	7.645	5,097
	2019	4.501	5.898	5,097
	2018	4.539	4.501	5,097
	2017	3.639	4.539	5,097
	2016	3.418	3.639	5,097
	2015	3.140	3.418	10,674
	2014	2.778	3.140	10,674
	2013	2.032	2.778	11,735
	2012	1.703	2.032	11,735
	2011	1.729	1.703	149,456
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.951	4.123	491
	2019	3.092	3.951	491
	2018	3.422	3.092	491
	2017	3.005	3.422	491
	2016	2.682	3.005	491
	2015	2.785	2.682	2,310
	2014	2.515	2.785	2,310
	2013	1.916	2.515	2,310
	2012	1.659	1.916	2,310
	2011	1.594	1.659	228,462
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	4.183	5.942	649

UGVA — Separate Account Charges 0.85% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.325	4.183	649
	2018	3.242	3.325	649
	2017	2.631	3.242	649
	2016	2.508	2.631	649
	2015	2.646	2.508	649
	2014	2.564	2.646	649
	2013	1.758	2.564	1,093
	2012	1.485	1.758	1,256
	2011	1.477	1.485	193,000
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.571	1.606	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	3.162	3.364	1,131
	2019	2.788	3.162	1,131
	2018	2.927	2.788	1,170
	2017	2.716	2.927	1,170
	2016	2.370	2.716	1,170
	2015	2.538	2.370	1,170
	2014	2.590	2.538	1,170
	2013	2.458	2.590	1,202
	2012	2.095	2.458	1,764
	2011	2.077	2.095	233,955
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.701	3.292	—
	2019	2.150	2.701	—
	2018	2.189	2.150	—
	2017	1.891	2.189	—
	2016	1.795	1.891	—
	2015	1.842	1.795	—
	2014	1.700	1.842	—
	2013	1.444	1.700	—
	2012	1.316	1.444	—
	2011	1.327	1.316	71,873

UGVA — Separate Account Charges 1.50%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.499	4.496	348,775
	2019	2.625	3.499	416,725
	2018	2.930	2.625	409,797
	2017	2.262	2.930	490,045
	2016	2.282	2.262	607,817
	2015	2.167	2.282	736,995
	2014	2.150	2.167	852,595
	2013	1.689	2.150	1,048,802
	2012	1.399	1.689	1,041,246
	2011	1.559	1.399	2,321,163
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.607	5.404	170,331
	2019	2.800	3.607	238,244
	2018	2.850	2.800	265,635
	2017	2.255	2.850	381,877
	2016	2.091	2.255	589,081
	2015	1.986	2.091	757,639
	2014	1.858	1.986	989,909
	2013	1.450	1.858	1,378,294
	2012	1.248	1.450	1,561,413
	2011	1.324	1.248	3,525,276
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	2.926	3.273	311,575
	2019	2.355	2.926	428,092
	2018	2.434	2.355	533,469
	2017	2.019	2.434	557,434
	2016	1.838	2.019	716,983
	2015	1.839	1.838	985,531
	2014	1.687	1.839	1,115,226
	2013	1.283	1.687	1,232,070

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.108	1.283	1,191,896
	2011	1.146	1.108	2,531,247
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	3.288	3.494	130,024
	2019	2.898	3.288	140,933
	2018	3.016	2.898	136,983
	2017	2.830	3.016	203,438
	2016	2.511	2.830	233,193
	2015	2.646	2.511	281,354
	2014	2.594	2.646	322,828
	2013	2.396	2.594	365,289
	2012	2.081	2.396	374,729
	2011	2.058	2.081	553,829
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.830	2.144	320,531
	2019	1.458	1.830	354,040
	2018	1.645	1.458	371,810
	2017	1.358	1.645	399,194
	2016	1.265	1.358	406,015
	2015	1.311	1.265	536,861
	2014	1.266	1.311	777,300
	2013	0.992	1.266	789,712
	2012	0.863	0.992	799,984
	2011	1.008	0.863	2,375,094
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.302	3.234	139,976
	2019	2.602	3.302	182,162
	2018	3.117	2.602	212,942
	2017	2.832	3.117	268,809
	2016	2.191	2.832	417,089
	2015	2.351	2.191	606,116
	2014	2.346	2.351	839,902
	2013	1.798	2.346	1,015,202
	2012	1.547	1.798	1,053,721
	2011	1.726	1.547	1,546,770
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.415	2.905	39,790
	2019	1.860	2.415	39,079
	2018	2.015	1.860	38,303
	2017	1.677	2.015	77,854
	2016	1.572	1.677	123,834
	2015	1.528	1.572	126,138
	2014	1.365	1.528	160,752
	2013	1.033	1.365	221,441
	2012	0.924	1.033	166,720
	2011	0.936	0.924	453,185
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.410	1.322	153,842
	2019	1.144	1.410	237,490
	2018	1.267	1.144	300,037
	2017	1.159	1.267	397,753
	2016	1.163	1.159	483,901
	2015	1.195	1.163	658,071
	2014	1.067	1.195	760,855
	2013	1.044	1.067	970,524
	2012	0.839	1.044	1,065,540
	2011	0.900	0.839	1,639,889
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.688	3.842	—
	2013	2.900	3.688	2,726,896
	2012	2.397	2.900	3,017,101
	2011	2.625	2.397	5,089,994
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.561	2.659	120,480
	2019	2.083	2.561	197,137
	2018	2.773	2.083	214,202
	2017	2.152	2.773	447,953
	2016	2.015	2.152	572,124
	2015	2.137	2.015	765,362
	2014	2.296	2.137	946,535
	2013	1.782	2.296	1,093,256
	2012	1.397	1.782	1,181,106
	2011	1.649	1.397	1,914,695
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.157	3.094	16,397
	2019	2.565	3.157	31,279

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.964	2.565	60,586
	2017	2.549	2.964	70,381
	2016	2.206	2.549	76,201
	2015	2.382	2.206	87,090
	2014	2.212	2.382	107,201
	2013	1.658	2.212	137,500
	2012	1.420	1.658	195,427
	2011	1.463	1.420	629,308
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.262	2.403	—
	2012	1.878	2.262	2,024,706
	2011	2.280	1.878	3,263,379
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.778	2.236	1,362,045
	2019	1.370	1.778	1,804,810
	2018	1.600	1.370	1,841,533
	2017	1.186	1.600	2,077,467
	2016	1.200	1.186	2,445,940
	2015	1.171	1.200	3,118,675
	2014	1.163	1.171	4,008,180
	2013	1.015	1.163	4,532,029
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	5.430	7.090	475,758
	2019	4.451	5.430	705,673
	2018	4.849	4.451	896,989
	2017	4.147	4.849	1,132,584
	2016	4.087	4.147	1,511,189
	2015	4.314	4.087	1,844,369
	2014	3.831	4.314	2,425,184
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.790	1.845	4,350
	2015	1.852	1.790	79,593
	2014	1.789	1.852	100,576
	2013	1.679	1.789	112,154
	2012	1.505	1.679	166,257
	2011	1.458	1.505	647,083
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.479	2.688	—
	2012	2.384	2.479	359,052
	2011	2.551	2.384	680,005
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	1.985	2.122	269,934
	2019	1.858	1.985	299,469
	2018	1.890	1.858	335,043
	2017	1.836	1.890	416,781
	2016	1.817	1.836	578,374
	2015	1.844	1.817	866,313
	2014	1.796	1.844	1,088,900
	2013	1.859	1.796	1,416,827
	2012	1.727	1.859	2,231,389
	2011	1.699	1.727	3,475,444
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.200	2.214	—
	2015	2.232	2.200	38,263
	2014	2.038	2.232	38,418
	2013	1.555	2.038	45,049
	2012	1.427	1.555	32,302
	2011	1.518	1.427	82,418
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.402	2.462	—
	2015	2.470	2.402	189,815
	2014	2.397	2.470	211,842
	2013	2.396	2.397	211,922
	2012	2.180	2.396	386,035
	2011	2.135	2.180	743,949
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.089	2.117	1,335,237
	2019	1.676	2.089	1,491,010
	2018	1.874	1.676	1,489,101
	2017	1.626	1.874	2,005,224
	2016	1.424	1.626	2,190,380
	2015	1.499	1.424	2,556,577
	2014	1.343	1.499	3,089,616
	2013	1.019	1.343	3,715,635
	2012	0.877	1.019	4,059,473
	2011	0.928	0.877	6,250,485
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.816	1.842	99,391
	2019	1.456	1.816	125,181

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.625	1.456	182,496
	2017	1.409	1.625	246,828
	2016	1.232	1.409	304,456
	2015	1.296	1.232	343,810
	2014	1.187	1.296	530,701
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.317	2.457	43,145
	2019	1.823	2.317	125,209
	2018	2.060	1.823	168,537
	2017	1.910	2.060	200,707
	2016	1.679	1.910	186,529
	2015	1.872	1.679	244,225
	2014	1.734	1.872	407,395
	2013	1.350	1.734	492,567
	2012	1.195	1.350	477,866
	2011	1.260	1.195	919,362
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.028	2.169	84,996
	2019	1.874	2.028	118,381
	2018	1.909	1.874	135,913
	2017	1.862	1.909	156,617
	2016	1.833	1.862	228,784
	2015	1.849	1.833	343,587
	2014	1.753	1.849	473,331
	2013	1.793	1.753	570,343
	2012	1.693	1.793	803,388
	2011	1.613	1.693	1,134,410
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	3.836	5.315	453,879
	2019	2.931	3.836	585,441
	2018	2.905	2.931	649,966
	2017	2.202	2.905	860,028
	2016	2.233	2.202	1,028,284
	2015	2.133	2.233	1,188,856
	2014	1.988	2.133	1,597,935
	2013	1.504	1.988	1,860,476
	2012	1.335	1.504	2,183,384
	2011	1.488	1.335	4,271,633
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.069	1.056	807,220
	2019	1.064	1.069	865,144
	2018	1.062	1.064	1,069,994
	2017	1.070	1.062	1,289,322
	2016	1.084	1.070	1,982,384
	2015	1.101	1.084	2,372,728
	2014	1.117	1.101	2,940,277
	2013	1.134	1.117	4,690,084
	2012	1.151	1.134	5,381,875
	2011	1.169	1.151	10,700,969
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.527	1.647	373,010
	2019	1.387	1.527	219,920
	2018	1.446	1.387	238,930
	2017	1.373	1.446	253,279
	2016	1.333	1.373	283,715
	2015	1.361	1.333	439,700
	2014	1.323	1.361	654,618
	2013	1.287	1.323	751,144
	2012	1.197	1.287	1,314,938
	2011	1.177	1.197	956,509
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.644	1.798	387,286
	2019	1.444	1.644	476,670
	2018	1.533	1.444	517,270
	2017	1.406	1.533	552,350
	2016	1.346	1.406	568,322
	2015	1.381	1.346	752,136
	2014	1.336	1.381	842,217
	2013	1.223	1.336	744,114
	2012	1.114	1.223	657,989
	2011	1.119	1.114	1,547,849
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.740	1.951	647,509
	2019	1.479	1.740	589,495
	2018	1.599	1.479	539,962
	2017	1.415	1.599	761,713

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2016	1.341	1.415	1,004,633
	2015	1.379	1.341	1,552,232
	2014	1.332	1.379	2,175,858
	2013	1.146	1.332	2,198,069
	2012	1.028	1.146	2,038,663
	2011	1.058	1.028	3,503,957
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.817	2.087	349,166
	2019	1.491	1.817	450,169
	2018	1.647	1.491	641,205
	2017	1.403	1.647	1,116,802
	2016	1.317	1.403	1,386,271
	2015	1.360	1.317	1,404,588
	2014	1.312	1.360	2,814,952
	2013	1.071	1.312	2,821,535
	2012	0.943	1.071	2,710,775
	2011	0.994	0.943	3,920,004
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.566	2.813	300,629
	2019	1.989	2.566	344,805
	2018	2.021	1.989	420,931
	2017	1.723	2.021	454,865
	2016	1.630	1.723	621,915
	2015	1.616	1.630	798,154
	2014	1.482	1.616	1,009,724
	2013	1.125	1.482	1,175,260
	2012	1.012	1.125	1,201,043
	2011	1.071	1.012	2,021,761
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.776	1.956	—
	2012	1.559	1.776	636,361
	2011	1.688	1.559	1,019,260
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.525	1.977	348,379
	2019	1.164	1.525	591,067
	2018	1.254	1.164	731,409
	2017	1.017	1.254	866,210
	2016	0.981	1.017	1,013,376
	2015	0.968	0.981	1,211,817
	2014	0.885	0.968	1,488,802
	2013	0.677	0.885	1,820,443
	2012	0.620	0.677	1,841,954
	2011	0.650	0.620	4,107,997
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.525	3.889	44
	2019	1.934	2.525	44
	2018	1.961	1.934	44
	2017	1.453	1.961	44
	2016	1.477	1.453	44
	2015	1.357	1.477	105
	2014	1.266	1.357	119
	2013	0.940	1.266	1,368
	2012	0.826	0.940	247
	2011	0.837	0.826	656,320
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.787	1.887	537
	2019	1.670	1.787	537
	2018	1.698	1.670	689
	2017	1.670	1.698	691
	2016	1.656	1.670	691
	2015	1.677	1.656	890
	2014	1.609	1.677	1,111
	2013	1.672	1.609	1,299
	2012	1.633	1.672	18,678
	2011	1.542	1.633	619,426
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.933	1.012	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.250	1.328	3,353
	2019	1.040	1.250	3,353
	2018	1.227	1.040	3,430
	2017	0.997	1.227	3,431
	2016	0.999	0.997	3,431
	2015	1.025	0.999	3,431
	2014	1.107	1.025	3,911
	2013	0.922	1.107	8,224
	2012	0.791	0.922	22,712

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.918	0.791	676,400
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	2.801	3.301	16,585
	2019	2.264	2.801	16,585
	2018	2.581	2.264	16,621
	2017	2.285	2.581	16,621
	2016	1.913	2.285	16,621
	2015	2.028	1.913	16,621
	2014	1.960	2.028	19,371
	2013	1.436	1.960	20,485
	2012	1.253	1.436	23,971
	2011	1.326	1.253	694,038
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.726	3.172	1,183,612
	2019	2.110	2.726	1,321,570
	2018	2.246	2.110	1,464,355
	2017	1.875	2.246	1,616,172
	2016	1.705	1.875	2,314,895
	2015	1.711	1.705	2,693,931
	2014	1.532	1.711	3,246,009
	2013	1.178	1.532	3,547,165
	2012	1.033	1.178	4,290,913
	2011	1.030	1.033	6,224,466
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	3.729	4.024	452,684
	2019	3.151	3.729	549,327
	2018	3.395	3.151	626,592
	2017	3.071	3.395	995,377
	2016	2.860	3.071	1,196,492
	2015	2.914	2.860	1,435,777
	2014	2.728	2.914	1,856,803
	2013	2.332	2.728	2,131,363
	2012	2.126	2.332	2,519,099
	2011	2.111	2.126	4,024,032
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.156	3.232	448,354
	2019	2.462	3.156	548,828
	2018	2.779	2.462	596,116
	2017	2.390	2.779	620,733
	2016	2.121	2.390	740,669
	2015	2.157	2.121	1,060,327
	2014	1.976	2.157	1,243,129
	2013	1.478	1.976	1,521,984
	2012	1.286	1.478	782,017
	2011	1.294	1.286	1,221,762
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.168	6.369	25,239
	2019	4.046	5.168	44,165
	2018	4.402	4.046	58,806
	2017	3.860	4.402	63,775
	2016	3.302	3.860	87,246
	2015	3.332	3.302	103,313
	2014	3.382	3.332	199,139
	2013	2.707	3.382	251,566
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.180	4.280	274,603
	2019	2.472	3.180	305,548
	2018	2.538	2.472	338,521
	2017	1.930	2.538	445,385
	2016	1.930	1.930	477,742
	2015	1.773	1.930	555,861
	2014	1.654	1.773	707,338
	2013	1.210	1.654	962,753
	2012	1.035	1.210	814,445
	2011	1.065	1.035	1,430,167
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	3.771	4.608	545,871
	2019	2.882	3.771	635,042
	2018	3.139	2.882	633,848
	2017	2.600	3.139	737,419
	2016	2.367	2.600	914,090
	2015	2.345	2.367	1,045,821
	2014	2.233	2.345	1,290,746
	2013	1.572	2.233	1,406,623
	2012	1.377	1.572	1,461,752
	2011	1.378	1.377	3,053,753

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	1.992	2.098	115,318
	2019	1.766	1.992	183,506
	2018	1.864	1.766	196,424
	2017	1.748	1.864	248,704
	2016	1.685	1.748	332,708
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.686	1.686	—
	2019	1.686	1.686	—
	2018	1.686	1.686	—
	2017	1.686	1.686	—
	2016	1.636	1.686	—
	2015	1.694	1.636	1,962
	2014	1.633	1.694	2,278
	2013	1.645	1.633	2,605
	2012	1.500	1.645	2,722
	2011	1.480	1.500	87,831
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.286	1.335	309,470
	2019	1.229	1.286	365,668
	2018	1.234	1.229	444,827
	2017	1.227	1.234	678,465
	2016	1.228	1.227	722,277
	2015	1.238	1.228	907,065
	2014	1.220	1.238	1,081,201
	2013	1.246	1.220	1,255,812
	2012	1.222	1.246	1,410,355
	2011	1.174	1.222	1,760,471
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.502	4.492	512,304
	2019	2.708	3.502	639,491
	2018	2.944	2.708	594,578
	2017	2.458	2.944	613,184
	2016	2.316	2.458	685,876
	2015	2.341	2.316	951,905
	2014	2.129	2.341	1,121,239
	2013	1.650	2.129	1,289,447
	2012	1.442	1.650	1,189,426
	2011	1.506	1.442	2,288,893
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.103	3.422	665,130
	2015	3.202	3.103	825,563
	2014	3.066	3.202	1,029,418
	2013	2.291	3.066	1,205,219
	2012	2.030	2.291	1,143,251
	2011	2.311	2.030	2,489,259
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.670	1.714	122,143
	2015	1.741	1.670	145,249
	2014	1.645	1.741	201,509
	2013	1.209	1.645	240,309
	2012	1.107	1.209	235,321
	2011	1.181	1.107	646,959
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.500	4.040	37,997
	2019	2.804	3.500	72,563
	2018	3.381	2.804	76,215
	2017	2.444	3.381	94,059
	2016	2.113	2.444	167,420
	2015	2.668	2.113	210,309
	2014	2.956	2.668	231,287
	2013	3.029	2.956	292,183
	2012	2.717	3.029	350,324
	2011	3.278	2.717	907,540
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.616	1.573	70,260
	2019	1.458	1.616	87,493
	2018	1.750	1.458	86,623
	2017	1.522	1.750	95,416
	2016	1.442	1.522	105,285
	2015	1.565	1.442	152,493
	2014	1.788	1.565	305,688
	2013	1.476	1.788	345,746

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.267	1.476	312,370
	2011	1.439	1.267	1,017,766
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	1.900	2.231	698,491
	2019	1.427	1.900	831,671
	2018	1.459	1.427	878,891
	2017	1.165	1.459	1,141,323
	2016	1.055	1.165	1,338,672
	2015	1.032	1.055	1,635,981
	2014	0.933	1.032	1,689,787
	2013	0.718	0.933	2,015,766
	2012	0.623	0.718	2,543,697
	2011	0.643	0.623	4,004,440
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.194	2.689	2,210
	2015	2.468	2.194	4,218
	2014	2.463	2.468	6,465
	2013	1.863	2.463	29,188
	2012	1.640	1.863	32,146
	2011	1.793	1.640	375,805
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	2.763	3.016	92,232
	2019	2.452	2.763	128,109
	2018	2.584	2.452	179,137
	2017	2.447	2.584	187,405
	2016	2.300	2.447	218,542
	2015	2.354	2.300	299,279
	2014	2.210	2.354	303,561
	2013	2.238	2.210	426,381
	2012	1.985	2.238	486,885
	2011	1.915	1.985	1,108,503
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.035	2.278	101
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.601	3.024	164,946
	2019	2.111	2.601	227,704
	2018	2.338	2.111	266,245
	2017	2.041	2.338	332,486
	2016	2.047	2.041	452,911
	2015	2.115	2.047	621,283
	2014	1.783	2.115	820,379
	2013	1.225	1.783	1,021,363
	2012	1.047	1.225	1,392,820
	2011	1.038	1.047	5,496,881
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.179	1.186	—
	2013	0.906	1.179	645,231
	2012	0.800	0.906	811,378
	2011	0.865	0.800	1,584,515
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.606	4.077	244,751
	2019	2.819	3.606	344,464
	2018	2.912	2.819	390,254
	2017	2.473	2.912	578,541
	2016	2.287	2.473	787,876
	2015	2.285	2.287	945,203
	2014	2.090	2.285	1,073,636
	2013	1.632	2.090	1,413,832
	2012	1.429	1.632	1,967,135
	2011	1.413	1.429	3,420,221
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.091	3.278	141,066
	2019	2.384	3.091	162,224
	2018	2.544	2.384	175,984
	2017	2.167	2.544	294,664
	2016	1.913	2.167	376,144
	2015	2.029	1.913	417,614
	2014	1.813	2.029	464,792
	2013	1.461	1.813	479,600
	2012	1.299	1.461	682,316
	2011	1.222	1.299	1,050,595

UGVA — Separate Account Charges 1.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.137	6.615	29,177
	2019	3.945	5.137	34,861
	2018	4.005	3.945	48,702
	2017	3.232	4.005	56,226
	2016	3.055	3.232	58,567
	2015	2.825	3.055	76,004
	2014	2.516	2.825	164,648
	2013	1.852	2.516	186,618
	2012	1.563	1.852	215,857
	2011	1.597	1.563	583,245
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.443	3.569	115,025
	2019	2.711	3.443	126,709
	2018	3.021	2.711	129,097
	2017	2.670	3.021	224,777
	2016	2.399	2.670	312,652
	2015	2.507	2.399	331,076
	2014	2.278	2.507	473,327
	2013	1.747	2.278	547,846
	2012	1.522	1.747	622,069
	2011	1.472	1.522	1,120,234
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.705	5.228	59,235
	2019	2.964	3.705	85,157
	2018	2.909	2.964	87,092
	2017	2.377	2.909	114,229
	2016	2.280	2.377	139,967
	2015	2.420	2.280	149,408
	2014	2.361	2.420	207,796
	2013	1.630	2.361	314,947
	2012	1.385	1.630	203,671
	2011	1.387	1.385	473,812
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.449	1.478	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	2.749	2.906	83,054
	2019	2.439	2.749	113,324
	2018	2.578	2.439	115,779
	2017	2.408	2.578	174,448
	2016	2.114	2.408	180,445
	2015	2.280	2.114	227,260
	2014	2.341	2.280	230,128
	2013	2.236	2.341	270,798
	2012	1.919	2.236	342,378
	2011	1.915	1.919	541,879
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.440	2.954	62,800
	2019	1.955	2.440	61,512
	2018	2.003	1.955	125,981
	2017	1.742	2.003	121,195
	2016	1.664	1.742	121,882
	2015	1.719	1.664	121,799
	2014	1.596	1.719	143,683
	2013	1.365	1.596	153,368
	2012	1.252	1.365	152,190
	2011	1.271	1.252	317,697
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. – Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc. – Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is no longer available as a funding option.

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Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
There have been no recent Underlying Fund name changes.
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
B-1

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Appendix C

Underlying Funds With Different Legal and Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
ANNUITY CONTRACT LEGAL AND MARKETING NAME
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
C-1

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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Qualified Annuity Contracts
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Condensed Financial Information - BRP Condensed Financial Information - UGVA Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 94
D-1

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Appendix E

Competing Funds
The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	NONE
E-1

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Brighthouse Retirement Perspectives
Unallocated Group Variable Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION
Dated
April 30, 2021
For Variable Annuity Contracts
Brighthouse Separate Account QPN for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2021. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, or by calling (833) 208-3018, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
BLIC-Book-94-95

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
The Separate Account. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company’s general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.
2

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $5,297,734.
PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
3

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2020. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2020 is $17,000*. The amount of commissions paid to selected broker-dealer firms during 2020 is $415,307. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2020 is $432,307*.
*	For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2020 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Cetera Advisor Networks LLC
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
4

ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time, We advertise the performance of various Funding Options of the Separate Account, including standardized and non-standardized performance. Performance may be calculated based upon historical performance of the Underlying Funds and may assume that the Funding Options were in existence prior to their inception dates. Any performance data that includes all or a portion of the time between the Underlying Fund inception date and the Funding Option inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Funding Option had been introduced as of the Underlying Fund inception date. After the inception date, actual accumulation unit or annuity unit data is used. Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Funding Options with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index.
Past performance is no guarantee of future results. Any illustration should not be relied on as a guarantee of future results.
TAXES
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
401(k)	$19,500	$6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You:
1.	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than
5

50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.	Make certain withdrawals under plans for which a qualified consent is required;
3.	Name someone other than the spouse as your beneficiary; or
4.	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
6

The financial statements and related financial statement schedules of Brighthouse Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
7

CONDENSED FINANCIAL INFORMATION —
BRP

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
BRP — Separate Account Charges 1.05%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.754	4.847	139,901
	2019	2.805	3.754	290,310
	2018	3.116	2.805	400,812
	2017	2.395	3.116	386,392
	2016	2.406	2.395	547,603
	2015	2.273	2.406	824,814
	2014	2.245	2.273	1,363,043
	2013	1.756	2.245	1,853,459
	2012	1.448	1.756	2,774,121
	2011	1.606	1.448	3,656,050
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.871	5.825	201,856
	2019	2.991	3.871	305,129
	2018	3.031	2.991	468,543
	2017	2.387	3.031	567,448
	2016	2.203	2.387	679,867
	2015	2.084	2.203	918,002
	2014	1.941	2.084	1,494,881
	2013	1.507	1.941	2,132,116
	2012	1.292	1.507	3,354,336
	2011	1.364	1.292	4,605,098
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.140	3.528	213,766
	2019	2.515	3.140	366,191
	2018	2.588	2.515	499,989
	2017	2.137	2.588	496,562
	2016	1.937	2.137	843,422
	2015	1.929	1.937	1,145,541
	2014	1.762	1.929	1,425,211
	2013	1.334	1.762	1,918,727
	2012	1.147	1.334	2,534,059
	2011	1.181	1.147	3,290,975
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	3.648	3.895	21,815
	2019	3.201	3.648	21,538
	2018	3.317	3.201	44,072
	2017	3.099	3.317	43,185
	2016	2.737	3.099	130,291
	2015	2.871	2.737	163,182
	2014	2.802	2.871	298,491
	2013	2.577	2.802	529,780
	2012	2.227	2.577	771,262
	2011	2.193	2.227	940,117
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.947	2.291	153,511
	2019	1.543	1.947	323,271
	2018	1.734	1.543	451,909
	2017	1.425	1.734	604,066
	2016	1.322	1.425	754,134
	2015	1.363	1.322	749,459
	2014	1.311	1.363	1,074,719
	2013	1.023	1.311	982,429
	2012	0.885	1.023	1,134,006
	2011	1.031	0.885	1,530,611
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.559	3.502	68,823
8

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.793	3.559	73,107
	2018	3.330	2.793	152,795
	2017	3.012	3.330	158,594
	2016	2.319	3.012	273,043
	2015	2.478	2.319	489,338
	2014	2.462	2.478	740,976
	2013	1.878	2.462	1,023,601
	2012	1.609	1.878	1,366,633
	2011	1.786	1.609	1,920,819
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2020	1.320	1.668	57,172
	2019	1.103	1.320	55,819
	2018	1.295	1.103	51,955
	2017	1.017	1.295	52,622
	2016	0.919	1.017	68,932
	2015	1.076	0.919	128,950
	2014	1.160	1.076	161,686
	2013	1.231	1.160	389,625
	2012	1.045	1.231	240,689
	2011	1.294	1.045	286,729
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.661	3.215	10,139
	2019	2.040	2.661	10,136
	2018	2.200	2.040	180,182
	2017	1.823	2.200	192,790
	2016	1.701	1.823	208,930
	2015	1.646	1.701	245,662
	2014	1.464	1.646	334,369
	2013	1.102	1.464	329,307
	2012	0.982	1.102	475,778
	2011	0.990	0.982	471,998
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.499	1.413	109,467
	2019	1.211	1.499	120,089
	2018	1.336	1.211	238,027
	2017	1.216	1.336	260,009
	2016	1.215	1.216	447,808
	2015	1.243	1.215	582,970
	2014	1.105	1.243	1,128,049
	2013	1.076	1.105	1,289,526
	2012	0.861	1.076	1,548,123
	2011	0.919	0.861	1,788,081
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.988	4.161	—
	2013	3.122	3.988	1,192,366
	2012	2.568	3.122	1,551,262
	2011	2.801	2.568	2,557,916
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2020	1.816	2.077	109,040
	2019	1.535	1.816	122,810
	2018	1.622	1.535	111,756
	2017	1.402	1.622	117,404
	2016	1.314	1.402	175,254
	2015	1.338	1.314	294,000
	2014	1.275	1.338	487,145
	2013	1.087	1.275	1,260,023
	2012	0.967	1.087	1,100,296
	2011	0.999	0.967	1,010,988
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2020	1.946	2.252	1,244
	2019	1.591	1.946	6,514
	2018	1.706	1.591	58,080
	2017	1.421	1.706	56,079
	2016	1.318	1.421	233,438
	2015	1.342	1.318	288,223
	2014	1.275	1.342	257,850
	2013	1.029	1.275	291,607
	2012	0.896	1.029	476,453
	2011	0.950	0.896	475,258
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2020	1.677	1.875	20,794
9

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.459	1.677	17,269
	2018	1.527	1.459	13,529
	2017	1.366	1.527	15,980
	2016	1.290	1.366	1,070,207
	2015	1.313	1.290	894,564
	2014	1.250	1.313	985,530
	2013	1.113	1.250	924,524
	2012	1.015	1.113	875,936
	2011	1.024	1.015	636,103
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.845	2.966	52,017
	2019	2.303	2.845	78,128
	2018	3.051	2.303	125,896
	2017	2.358	3.051	130,656
	2016	2.197	2.358	245,368
	2015	2.321	2.197	377,847
	2014	2.482	2.321	472,546
	2013	1.918	2.482	702,987
	2012	1.497	1.918	1,100,323
	2011	1.759	1.497	1,935,750
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.403	3.351	18,569
	2019	2.752	3.403	42,279
	2018	3.166	2.752	40,310
	2017	2.711	3.166	76,134
	2016	2.336	2.711	90,125
	2015	2.510	2.336	78,308
	2014	2.321	2.510	99,052
	2013	1.732	2.321	110,198
	2012	1.477	1.732	156,148
	2011	1.515	1.477	210,954
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.435	2.591	—
	2012	2.012	2.435	1,953,750
	2011	2.436	2.012	2,653,478
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	2.131	2.681	—
	2012	1.778	2.131	119,074
	2011	1.961	1.778	200,389
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.832	2.315	788,340
	2019	1.406	1.832	888,996
	2018	1.634	1.406	1,251,631
	2017	1.206	1.634	1,326,334
	2016	1.215	1.206	1,566,024
	2015	1.180	1.215	2,393,351
	2014	1.167	1.180	3,392,346
	2013	1.015	1.167	4,584,564
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2020	3.299	5.134	18,173
	2019	2.675	3.299	17,653
	2018	2.963	2.675	58,981
	2017	2.384	2.963	54,213
	2016	2.156	2.384	75,141
	2015	2.211	2.156	130,077
	2014	2.065	2.211	201,853
	2013	1.485	2.065	360,983
	2012	1.266	1.485	458,101
	2011	1.291	1.266	530,388
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2020	2.324	2.446	63,888
	2019	1.965	2.324	64,359
	2018	2.303	1.965	69,324
	2017	2.245	2.303	51,185
	2016	1.734	2.245	40,972
	2015	1.889	1.734	43,507
	2014	1.824	1.889	105,314
	2013	1.384	1.824	129,286
	2012	1.209	1.384	217,412
	2011	1.359	1.209	408,923
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.680	0.724	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	6.033	7.912	232,568
10

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	4.923	6.033	321,019
	2018	5.339	4.923	347,948
	2017	4.545	5.339	356,620
	2016	4.460	4.545	547,679
	2015	4.686	4.460	610,144
	2014	4.149	4.686	845,055
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.355	1.418	—
	2013	0.939	1.355	188,177
	2012	0.800	0.939	141,794
	2011	0.782	0.800	198,756
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.887	1.947	—
	2015	1.943	1.887	187,327
	2014	1.868	1.943	248,296
	2013	1.745	1.868	279,199
	2012	1.558	1.745	396,913
	2011	1.502	1.558	555,873
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2020	2.176	2.433	26,777
	2019	1.714	2.176	21,026
	2018	2.014	1.714	14,949
	2017	1.588	2.014	10,334
	2016	1.619	1.588	9,343
	2015	1.665	1.619	89,147
	2014	1.809	1.665	81,547
	2013	1.533	1.809	81,470
	2012	1.327	1.533	120,780
	2011	1.502	1.327	200,654
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.645	2.871	—
	2012	2.531	2.645	233,130
	2011	2.696	2.531	330,616
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.874	0.983	—
	2011	0.891	0.874	123,687
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.454	1.610	2,655
	2019	1.355	1.454	5,986
	2018	1.399	1.355	18,822
	2017	1.362	1.399	45,583
	2016	1.309	1.362	130,788
	2015	1.362	1.309	181,593
	2014	1.334	1.362	630,292
	2013	1.481	1.334	763,334
	2012	1.369	1.481	1,505,106
	2011	1.241	1.369	1,370,208
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.159	2.318	225,957
	2019	2.012	2.159	273,619
	2018	2.038	2.012	398,020
	2017	1.970	2.038	376,585
	2016	1.940	1.970	503,542
	2015	1.961	1.940	670,067
	2014	1.902	1.961	1,189,047
	2013	1.959	1.902	1,765,703
	2012	1.812	1.959	2,931,722
	2011	1.775	1.812	3,693,847
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.329	2.347	—
	2015	2.352	2.329	17,100
	2014	2.139	2.352	31,933
	2013	1.624	2.139	26,899
	2012	1.484	1.624	33,060
	2011	1.571	1.484	59,147
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.620	2.690	—
	2015	2.682	2.620	188,434
	2014	2.592	2.682	390,425
	2013	2.579	2.592	575,013
	2012	2.335	2.579	896,494
	2011	2.277	2.335	1,141,922
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.509	0.532	—
	2012	0.458	0.509	391,410
	2011	0.565	0.458	631,748
11

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.222	2.262	499,285
	2019	1.775	2.222	565,368
	2018	1.975	1.775	713,232
	2017	1.706	1.975	720,217
	2016	1.487	1.706	941,345
	2015	1.559	1.487	1,264,808
	2014	1.391	1.559	2,083,295
	2013	1.050	1.391	2,608,019
	2012	0.900	1.050	3,013,516
	2011	0.947	0.900	4,267,192
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.950	1.987	33,325
	2019	1.556	1.950	70,010
	2018	1.729	1.556	75,052
	2017	1.493	1.729	84,529
	2016	1.300	1.493	127,588
	2015	1.361	1.300	175,380
	2014	1.243	1.361	462,388
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.486	2.648	71,059
	2019	1.948	2.486	81,500
	2018	2.191	1.948	87,016
	2017	2.022	2.191	127,051
	2016	1.769	2.022	119,069
	2015	1.964	1.769	155,548
	2014	1.811	1.964	362,523
	2013	1.404	1.811	473,689
	2012	1.237	1.404	783,004
	2011	1.298	1.237	1,005,744
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.243	2.410	20,383
	2019	2.064	2.243	32,473
	2018	2.093	2.064	35,213
	2017	2.032	2.093	42,832
	2016	1.991	2.032	104,294
	2015	2.000	1.991	182,857
	2014	1.888	2.000	717,026
	2013	1.922	1.888	921,365
	2012	1.807	1.922	1,043,447
	2011	1.713	1.807	1,280,266
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.260	5.930	276,762
	2019	3.241	4.260	360,152
	2018	3.197	3.241	404,844
	2017	2.412	3.197	429,786
	2016	2.436	2.412	544,700
	2015	2.316	2.436	569,295
	2014	2.149	2.316	858,279
	2013	1.618	2.149	1,337,165
	2012	1.430	1.618	1,630,847
	2011	1.587	1.430	3,480,755
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.177	1.168	1,233,816
	2019	1.167	1.177	1,475,803
	2018	1.160	1.167	1,998,508
	2017	1.163	1.160	1,971,473
	2016	1.173	1.163	2,223,431
	2015	1.185	1.173	3,059,541
	2014	1.198	1.185	3,808,083
	2013	1.211	1.198	6,650,215
	2012	1.223	1.211	10,138,841
	2011	1.236	1.223	12,521,056
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.624	1.760	30,165
	2019	1.469	1.624	30,101
	2018	1.524	1.469	75,764
	2017	1.440	1.524	68,006
	2016	1.392	1.440	242,205
	2015	1.415	1.392	437,452
	2014	1.369	1.415	467,838
	2013	1.327	1.369	565,383
	2012	1.228	1.327	595,113
	2011	1.202	1.228	1,170,226
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.748	1.921	29,412
12

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.528	1.748	33,415
	2018	1.616	1.528	83,340
	2017	1.476	1.616	87,994
	2016	1.406	1.476	314,255
	2015	1.436	1.406	757,527
	2014	1.383	1.436	1,024,524
	2013	1.260	1.383	944,061
	2012	1.142	1.260	1,031,775
	2011	1.142	1.142	1,750,260
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.850	2.085	418,797
	2019	1.566	1.850	813,909
	2018	1.686	1.566	1,237,427
	2017	1.485	1.686	1,532,537
	2016	1.401	1.485	2,262,885
	2015	1.434	1.401	2,790,935
	2014	1.379	1.434	3,363,633
	2013	1.181	1.379	3,539,425
	2012	1.054	1.181	5,136,125
	2011	1.080	1.054	6,488,617
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.932	2.229	912,047
	2019	1.578	1.932	1,825,076
	2018	1.736	1.578	2,104,462
	2017	1.472	1.736	2,123,568
	2016	1.376	1.472	3,374,459
	2015	1.414	1.376	4,420,138
	2014	1.358	1.414	5,095,314
	2013	1.104	1.358	5,821,581
	2012	0.967	1.104	5,682,242
	2011	1.015	0.967	8,136,627
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.343	2.729	93,466
	2019	1.925	2.343	88,915
	2018	2.021	1.925	107,038
	2017	1.774	2.021	111,406
	2016	1.676	1.774	112,813
	2015	1.651	1.676	151,157
	2014	1.509	1.651	245,108
	2013	1.264	1.509	307,025
	2012	1.137	1.264	203,733
	2011	1.107	1.137	534,791
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.827	3.112	39,661
	2019	2.182	2.827	42,020
	2018	2.207	2.182	78,098
	2017	1.873	2.207	97,752
	2016	1.763	1.873	166,556
	2015	1.740	1.763	154,132
	2014	1.589	1.740	231,247
	2013	1.201	1.589	702,301
	2012	1.076	1.201	809,385
	2011	1.133	1.076	1,916,059
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.910	2.107	—
	2012	1.670	1.910	665,969
	2011	1.800	1.670	1,090,482
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.658	2.159	124,111
	2019	1.260	1.658	122,627
	2018	1.351	1.260	345,080
	2017	1.091	1.351	372,195
	2016	1.047	1.091	547,979
	2015	1.029	1.047	650,436
	2014	0.937	1.029	894,187
	2013	0.714	0.937	963,714
	2012	0.651	0.714	1,437,100
	2011	0.679	0.651	2,205,238
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2020	2.671	4.144	31,008
13

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.032	2.671	31,872
	2018	2.047	2.032	38,602
	2017	1.506	2.047	46,174
	2016	1.519	1.506	108,312
	2015	1.386	1.519	118,095
	2014	1.284	1.386	167,521
	2013	0.947	1.284	222,672
	2012	0.980	0.947	501,590
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.867	0.991	—
	2011	0.874	0.867	433,995
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.953	1.035	—
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2020	2.963	3.463	108,261
	2019	2.283	2.963	121,240
	2018	2.419	2.283	258,657
	2017	2.011	2.419	259,533
	2016	1.820	2.011	1,095,115
	2015	1.818	1.820	1,311,957
	2014	1.620	1.818	1,782,128
	2013	1.240	1.620	2,176,009
	2012	1.083	1.240	2,818,259
	2011	1.075	1.083	4,004,337
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2020	2.041	2.041	—
	2019	2.041	2.041	—
	2018	2.114	2.041	—
	2017	1.990	2.114	41,623
	2016	1.703	1.990	61,188
	2015	1.834	1.703	145,472
	2014	1.689	1.834	159,531
	2013	1.296	1.689	273,171
	2012	1.149	1.296	228,152
	2011	1.138	1.149	188,768
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	4.143	4.491	84,628
	2019	3.485	4.143	92,959
	2018	3.737	3.485	135,208
	2017	3.365	3.737	175,539
	2016	3.121	3.365	496,183
	2015	3.165	3.121	605,002
	2014	2.950	3.165	1,432,596
	2013	2.510	2.950	2,064,099
	2012	2.278	2.510	2,890,403
	2011	2.252	2.278	3,692,734
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.387	3.484	226,740
	2019	2.630	3.387	241,832
	2018	2.955	2.630	257,447
	2017	2.531	2.955	247,696
	2016	2.236	2.531	306,269
	2015	2.263	2.236	458,189
	2014	2.064	2.263	1,042,979
	2013	1.536	2.064	1,339,101
	2012	1.331	1.536	1,180,821
	2011	1.334	1.331	1,499,130
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.689	7.043	18,645
	2019	4.433	5.689	18,925
	2018	4.802	4.433	19,613
	2017	4.193	4.802	18,883
	2016	3.570	4.193	26,782
	2015	3.587	3.570	63,768
	2014	3.624	3.587	125,364
	2013	2.891	3.624	163,806
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.382	4.572	109,230
14

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.617	3.382	136,356
	2018	2.675	2.617	269,594
	2017	2.026	2.675	324,989
	2016	2.016	2.026	333,538
	2015	1.844	2.016	421,894
	2014	1.712	1.844	629,968
	2013	1.247	1.712	869,647
	2012	1.062	1.247	1,040,605
	2011	1.087	1.062	1,249,029
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.155	5.100	100,910
	2019	3.161	4.155	137,068
	2018	3.427	3.161	161,446
	2017	2.826	3.427	154,347
	2016	2.562	2.826	438,139
	2015	2.527	2.562	609,720
	2014	2.394	2.527	888,868
	2013	1.678	2.394	1,250,879
	2012	1.463	1.678	1,463,470
	2011	1.458	1.463	2,470,333
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.193	2.321	87,915
	2019	1.936	2.193	128,627
	2018	2.034	1.936	149,189
	2017	1.899	2.034	155,830
	2016	1.825	1.899	340,804
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.380	1.439	124,378
	2019	1.313	1.380	133,745
	2018	1.313	1.313	178,086
	2017	1.299	1.313	181,387
	2016	1.294	1.299	600,309
	2015	1.299	1.294	972,615
	2014	1.275	1.299	1,130,898
	2013	1.296	1.275	1,154,176
	2012	1.265	1.296	1,755,405
	2011	1.210	1.265	2,174,496
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.807	4.906	151,033
	2019	2.930	3.807	194,561
	2018	3.172	2.930	281,540
	2017	2.636	3.172	303,633
	2016	2.473	2.636	497,000
	2015	2.489	2.473	756,331
	2014	2.253	2.489	1,174,981
	2013	1.738	2.253	1,496,655
	2012	1.513	1.738	2,538,955
	2011	1.572	1.513	3,245,595
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.315	3.672	849,150
	2015	3.406	3.315	1,000,609
	2014	3.246	3.406	1,240,085
	2013	2.414	3.246	1,854,736
	2012	2.130	2.414	2,388,980
	2011	2.414	2.130	3,332,475
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.784	1.839	8,672
	2015	1.852	1.784	42,134
	2014	1.741	1.852	92,099
	2013	1.274	1.741	116,113
	2012	1.161	1.274	184,699
	2011	1.233	1.161	339,231
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.773	4.375	128,480
	2019	3.009	3.773	137,175
	2018	3.612	3.009	152,246
	2017	2.599	3.612	156,036
	2016	2.237	2.599	175,551
	2015	2.811	2.237	386,942
	2014	3.101	2.811	413,596
	2013	3.163	3.101	448,359
	2012	2.825	3.163	767,250
	2011	3.393	2.825	1,001,987
15

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.734	1.696	61,873
	2019	1.557	1.734	64,672
	2018	1.861	1.557	106,041
	2017	1.612	1.861	104,890
	2016	1.520	1.612	444,820
	2015	1.642	1.520	529,615
	2014	1.867	1.642	671,597
	2013	1.535	1.867	830,362
	2012	1.312	1.535	1,100,354
	2011	1.483	1.312	1,474,874
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	2.076	2.449	372,310
	2019	1.552	2.076	413,880
	2018	1.579	1.552	493,181
	2017	1.256	1.579	658,792
	2016	1.132	1.256	803,874
	2015	1.103	1.132	990,964
	2014	0.993	1.103	1,746,198
	2013	0.760	0.993	1,990,435
	2012	0.656	0.760	2,401,441
	2011	0.674	0.656	3,184,224
Janus Henderson Global Technology and Innovation Subaccount (Service Shares) (5/00)	2011	0.529	0.567	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	3.069	3.365	54,721
	2019	2.711	3.069	49,125
	2018	2.844	2.711	97,174
	2017	2.681	2.844	124,264
	2016	2.509	2.681	123,679
	2015	2.556	2.509	158,527
	2014	2.389	2.556	266,815
	2013	2.409	2.389	385,260
	2012	2.126	2.409	511,710
	2011	2.043	2.126	886,973
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.171	2.433	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.842	3.319	135,115
	2019	2.296	2.842	145,984
	2018	2.532	2.296	204,780
	2017	2.200	2.532	250,474
	2016	2.197	2.200	315,634
	2015	2.259	2.197	339,527
	2014	1.897	2.259	490,368
	2013	1.297	1.897	571,195
	2012	1.104	1.297	721,021
	2011	1.089	1.104	2,392,116
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.232	1.241	—
	2013	0.942	1.232	512,256
	2012	0.828	0.942	578,317
	2011	0.892	0.828	788,939
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.971	4.510	330,484
	2019	3.090	3.971	431,648
	2018	3.178	3.090	495,603
	2017	2.686	3.178	518,679
	2016	2.473	2.686	546,221
	2015	2.460	2.473	554,313
	2014	2.240	2.460	644,713
	2013	1.741	2.240	717,966
	2012	1.517	1.741	917,736
	2011	1.495	1.517	1,841,439
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.401	3.623	8,693
16

BRP — Separate Account Charges 1.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.612	3.401	10,759
	2018	2.774	2.612	10,559
	2017	2.352	2.774	11,630
	2016	2.067	2.352	18,364
	2015	2.183	2.067	71,670
	2014	1.942	2.183	140,499
	2013	1.558	1.942	210,185
	2012	1.379	1.558	211,421
	2011	1.291	1.379	543,168
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.652	7.311	925
	2019	4.321	5.652	2,350
	2018	4.367	4.321	2,350
	2017	3.509	4.367	2,350
	2016	3.302	3.509	83,638
	2015	3.039	3.302	101,063
	2014	2.694	3.039	106,203
	2013	1.975	2.694	142,136
	2012	1.658	1.975	241,618
	2011	1.687	1.658	486,854
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.787	3.944	1,330
	2019	2.969	3.787	1,330
	2018	3.293	2.969	1,330
	2017	2.898	3.293	3,008
	2016	2.591	2.898	7,766
	2015	2.696	2.591	42,282
	2014	2.439	2.696	190,454
	2013	1.862	2.439	205,935
	2012	1.615	1.862	389,712
	2011	1.555	1.615	1,154,218
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	4.030	5.713	29,615
	2019	3.210	4.030	33,590
	2018	3.136	3.210	46,464
	2017	2.550	3.136	46,842
	2016	2.436	2.550	52,862
	2015	2.574	2.436	131,258
	2014	2.499	2.574	325,514
	2013	1.718	2.499	442,299
	2012	1.453	1.718	463,604
	2011	1.449	1.453	510,928
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.026	1.016	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	3.028	3.215	18,485
	2019	2.675	3.028	16,485
	2018	2.814	2.675	54,115
	2017	2.617	2.814	49,854
	2016	2.288	2.617	51,510
	2015	2.455	2.288	109,332
	2014	2.510	2.455	189,190
	2013	2.387	2.510	367,760
	2012	2.039	2.387	511,746
	2011	2.025	2.039	606,590
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.618	3.185	1,720
	2019	2.088	2.618	1,733
	2018	2.130	2.088	1,381
	2017	1.844	2.130	1,369
	2016	1.754	1.844	5,164
	2015	1.803	1.754	4,805
	2014	1.667	1.803	8,705
	2013	1.419	1.667	51,156
	2012	1.296	1.419	54,565
	2011	1.310	1.296	116,621

17

BRP — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.610	4.649	246,777
	2019	2.704	3.610	269,000
	2018	3.011	2.704	327,211
	2017	2.320	3.011	569,911
	2016	2.336	2.320	693,084
	2015	2.213	2.336	957,450
	2014	2.192	2.213	1,476,405
	2013	1.719	2.192	2,166,690
	2012	1.421	1.719	2,662,265
	2011	1.580	1.421	4,633,360
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.722	5.588	429,605
	2019	2.884	3.722	527,389
	2018	2.929	2.884	720,267
	2017	2.313	2.929	1,016,595
	2016	2.140	2.313	1,297,675
	2015	2.029	2.140	1,631,034
	2014	1.894	2.029	2,277,286
	2013	1.475	1.894	3,133,258
	2012	1.268	1.475	3,869,231
	2011	1.342	1.268	7,135,632
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.019	3.384	424,084
	2019	2.425	3.019	513,020
	2018	2.501	2.425	808,203
	2017	2.071	2.501	1,070,358
	2016	1.881	2.071	1,294,259
	2015	1.878	1.881	1,399,537
	2014	1.720	1.878	1,921,984
	2013	1.305	1.720	2,640,902
	2012	1.126	1.305	2,935,993
	2011	1.162	1.126	4,705,041
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	3.443	3.667	76,057
	2019	3.029	3.443	76,918
	2018	3.146	3.029	93,461
	2017	2.946	3.146	122,588
	2016	2.609	2.946	147,278
	2015	2.743	2.609	157,691
	2014	2.685	2.743	478,324
	2013	2.475	2.685	624,970
	2012	2.145	2.475	756,588
	2011	2.117	2.145	1,007,187
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.881	2.208	733,496
	2019	1.495	1.881	770,932
	2018	1.684	1.495	880,288
	2017	1.388	1.684	1,036,168
	2016	1.290	1.388	1,247,512
	2015	1.334	1.290	1,352,276
	2014	1.286	1.334	1,677,550
	2013	1.006	1.286	2,321,706
	2012	0.873	1.006	2,897,181
	2011	1.019	0.873	4,319,390
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.413	3.351	265,699
	2019	2.685	3.413	289,597
	2018	3.210	2.685	323,438
	2017	2.911	3.210	399,547
	2016	2.247	2.911	568,780
	2015	2.406	2.247	891,702
	2014	2.397	2.406	1,319,905
	2013	1.833	2.397	1,702,219
	2012	1.574	1.833	2,209,731
	2011	1.752	1.574	3,770,904
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)	2020	1.276	1.608	212,291
18

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.068	1.276	216,162
	2018	1.257	1.068	240,814
	2017	0.991	1.257	236,680
	2016	0.897	0.991	353,793
	2015	1.053	0.897	401,751
	2014	1.138	1.053	412,203
	2013	1.211	1.138	491,231
	2012	1.030	1.211	680,371
	2011	1.279	1.030	581,905
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.521	3.039	117,557
	2019	1.938	2.521	125,371
	2018	2.095	1.938	145,744
	2017	1.741	2.095	143,425
	2016	1.628	1.741	259,888
	2015	1.579	1.628	303,262
	2014	1.408	1.579	287,724
	2013	1.063	1.408	499,545
	2012	0.949	1.063	711,965
	2011	0.959	0.949	835,598
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.449	1.362	240,897
	2019	1.173	1.449	302,072
	2018	1.297	1.173	400,929
	2017	1.184	1.297	463,542
	2016	1.186	1.184	606,309
	2015	1.216	1.186	953,953
	2014	1.084	1.216	1,520,393
	2013	1.058	1.084	1,936,256
	2012	0.849	1.058	2,393,068
	2011	0.908	0.849	3,803,428
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.819	3.981	—
	2013	2.996	3.819	3,957,013
	2012	2.472	2.996	5,355,311
	2011	2.702	2.472	8,570,438
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2020	1.764	2.012	351,716
	2019	1.495	1.764	403,685
	2018	1.583	1.495	381,452
	2017	1.372	1.583	618,764
	2016	1.289	1.372	808,155
	2015	1.316	1.289	1,042,384
	2014	1.257	1.316	1,174,139
	2013	1.074	1.257	1,134,046
	2012	0.959	1.074	1,371,068
	2011	0.992	0.959	980,349
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2020	1.890	2.182	538,659
	2019	1.549	1.890	542,398
	2018	1.665	1.549	445,379
	2017	1.390	1.665	1,365,994
	2016	1.293	1.390	1,829,546
	2015	1.320	1.293	1,788,599
	2014	1.257	1.320	1,969,079
	2013	1.017	1.257	2,142,226
	2012	0.888	1.017	1,815,717
	2011	0.944	0.888	1,552,096
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2020	1.629	1.817	21,104
	2019	1.421	1.629	34,613
	2018	1.490	1.421	55,006
	2017	1.336	1.490	91,041
	2016	1.265	1.336	437,058
	2015	1.291	1.265	148,523
	2014	1.233	1.291	195,558
	2013	1.100	1.233	474,504
	2012	1.006	1.100	391,413
	2011	1.017	1.006	343,737
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.684	2.791	355,497
19

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.178	2.684	449,370
	2018	2.893	2.178	520,332
	2017	2.241	2.893	607,203
	2016	2.094	2.241	771,973
	2015	2.217	2.094	956,228
	2014	2.377	2.217	1,218,441
	2013	1.841	2.377	1,559,038
	2012	1.441	1.841	1,959,005
	2011	1.697	1.441	3,624,797
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.264	3.206	97,478
	2019	2.647	3.264	93,990
	2018	3.052	2.647	93,267
	2017	2.620	3.052	105,356
	2016	2.263	2.620	184,104
	2015	2.438	2.263	222,385
	2014	2.260	2.438	313,134
	2013	1.691	2.260	299,795
	2012	1.445	1.691	491,621
	2011	1.486	1.445	887,062
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.338	2.485	—
	2012	1.936	2.338	3,179,438
	2011	2.348	1.936	5,573,159
BHFTI Invesco Global Equity Subaccount (Class B) (4/08)	2013	2.049	2.570	—
	2012	1.713	2.049	177,899
	2011	1.894	1.713	163,854
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.801	2.271	1,817,426
	2019	1.386	1.801	2,218,995
	2018	1.615	1.386	2,777,917
	2017	1.195	1.615	3,400,194
	2016	1.207	1.195	3,914,760
	2015	1.175	1.207	4,664,861
	2014	1.165	1.175	5,692,328
	2013	1.015	1.165	6,757,419
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2020	3.183	4.941	5,053
	2019	2.588	3.183	23,256
	2018	2.874	2.588	55,911
	2017	2.318	2.874	55,594
	2016	2.102	2.318	131,092
	2015	2.160	2.102	191,108
	2014	2.023	2.160	204,421
	2013	1.458	2.023	243,731
	2012	1.246	1.458	313,000
	2011	1.274	1.246	413,613
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2020	2.243	2.354	5,057
	2019	1.901	2.243	145,536
	2018	2.233	1.901	72,148
	2017	2.183	2.233	180,644
	2016	1.690	2.183	96,209
	2015	1.846	1.690	113,289
	2014	1.787	1.846	143,997
	2013	1.359	1.787	164,684
	2012	1.190	1.359	251,925
	2011	1.342	1.190	244,607
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.671	0.714	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	5.690	7.444	1,432,933
	2019	4.655	5.690	1,691,740
	2018	5.061	4.655	1,896,026
	2017	4.319	5.061	2,081,689
	2016	4.249	4.319	2,568,735
	2015	4.475	4.249	2,871,611
	2014	3.969	4.475	3,516,432
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2014	1.312	1.372	—
	2013	0.912	1.312	429,878
	2012	0.779	0.912	323,094
	2011	0.763	0.779	287,313
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.833	1.890	—
20

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.892	1.833	186,633
	2014	1.824	1.892	182,278
	2013	1.708	1.824	284,445
	2012	1.529	1.708	376,922
	2011	1.477	1.529	725,588
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2020	2.075	2.315	47,337
	2019	1.639	2.075	41,721
	2018	1.930	1.639	108,964
	2017	1.526	1.930	148,158
	2016	1.560	1.526	133,950
	2015	1.609	1.560	111,593
	2014	1.751	1.609	92,079
	2013	1.488	1.751	69,272
	2012	1.291	1.488	89,095
	2011	1.465	1.291	114,477
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.552	2.768	—
	2012	2.448	2.552	689,634
	2011	2.614	2.448	1,472,819
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.850	0.956	—
	2011	0.870	0.850	81,542
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2020	1.402	1.548	112,009
	2019	1.310	1.402	127,466
	2018	1.356	1.310	140,920
	2017	1.323	1.356	155,325
	2016	1.274	1.323	226,659
	2015	1.330	1.274	315,970
	2014	1.306	1.330	507,470
	2013	1.453	1.306	947,291
	2012	1.347	1.453	1,909,607
	2011	1.224	1.347	1,999,399
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.060	2.207	710,173
	2019	1.925	2.060	664,617
	2018	1.954	1.925	880,002
	2017	1.895	1.954	919,456
	2016	1.871	1.895	1,155,063
	2015	1.895	1.871	1,852,917
	2014	1.843	1.895	2,264,639
	2013	1.903	1.843	2,866,776
	2012	1.765	1.903	4,238,065
	2011	1.733	1.765	6,434,557
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.257	2.272	—
	2015	2.285	2.257	957
	2014	2.082	2.285	2,094
	2013	1.585	2.082	6,031
	2012	1.452	1.585	50,362
	2011	1.541	1.452	192,178
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.496	2.561	—
	2015	2.562	2.496	433,581
	2014	2.482	2.562	631,353
	2013	2.476	2.482	862,344
	2012	2.247	2.476	1,040,037
	2011	2.197	2.247	1,537,711
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	0.493	0.515	—
	2012	0.445	0.493	1,218,350
	2011	0.550	0.445	1,315,845
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.147	2.180	1,444,444
	2019	1.720	2.147	1,771,670
	2018	1.918	1.720	1,879,686
	2017	1.661	1.918	2,145,115
	2016	1.452	1.661	2,614,639
	2015	1.525	1.452	2,980,497
	2014	1.364	1.525	3,709,319
	2013	1.033	1.364	4,628,960
	2012	0.887	1.033	5,887,235
	2011	0.936	0.887	10,810,815
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.874	1.905	380,147
21

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.499	1.874	401,259
	2018	1.671	1.499	476,299
	2017	1.446	1.671	511,093
	2016	1.262	1.446	744,410
	2015	1.325	1.262	1,108,198
	2014	1.212	1.325	1,381,123
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.391	2.540	49,453
	2019	1.878	2.391	77,788
	2018	2.117	1.878	121,711
	2017	1.959	2.117	129,486
	2016	1.719	1.959	155,510
	2015	1.913	1.719	241,920
	2014	1.767	1.913	477,612
	2013	1.374	1.767	558,522
	2012	1.214	1.374	593,212
	2011	1.277	1.214	1,324,942
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.121	2.273	315,478
	2019	1.956	2.121	317,414
	2018	1.989	1.956	351,914
	2017	1.936	1.989	437,345
	2016	1.902	1.936	650,900
	2015	1.915	1.902	554,729
	2014	1.812	1.915	761,675
	2013	1.850	1.812	879,988
	2012	1.743	1.850	1,519,095
	2011	1.657	1.743	2,500,569
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.019	5.580	617,407
	2019	3.065	4.019	848,936
	2018	3.032	3.065	1,057,366
	2017	2.293	3.032	976,507
	2016	2.321	2.293	1,294,285
	2015	2.213	2.321	1,397,566
	2014	2.058	2.213	1,874,273
	2013	1.554	2.058	2,319,449
	2012	1.376	1.554	3,437,350
	2011	1.531	1.376	7,570,122
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.116	1.104	1,204,191
	2019	1.108	1.116	1,559,154
	2018	1.104	1.108	1,915,004
	2017	1.111	1.104	2,675,277
	2016	1.123	1.111	2,828,626
	2015	1.138	1.123	3,646,113
	2014	1.152	1.138	4,882,100
	2013	1.167	1.152	6,791,316
	2012	1.183	1.167	9,383,762
	2011	1.198	1.183	21,398,194
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.569	1.696	214,989
	2019	1.423	1.569	200,018
	2018	1.480	1.423	220,264
	2017	1.402	1.480	1,016,864
	2016	1.359	1.402	1,249,224
	2015	1.385	1.359	1,297,208
	2014	1.343	1.385	1,807,618
	2013	1.305	1.343	2,183,656
	2012	1.211	1.305	3,205,012
	2011	1.188	1.211	2,990,464
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.690	1.852	55,827
	2019	1.481	1.690	59,186
	2018	1.569	1.481	58,155
	2017	1.437	1.569	194,838
	2016	1.372	1.437	319,530
	2015	1.405	1.372	518,439
	2014	1.357	1.405	745,697
	2013	1.239	1.357	1,793,497
	2012	1.126	1.239	2,347,220
	2011	1.129	1.126	2,667,434
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.788	2.009	3,086,758
22

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.517	1.788	6,640,696
	2018	1.637	1.517	7,182,939
	2017	1.446	1.637	9,443,960
	2016	1.367	1.446	10,038,386
	2015	1.403	1.367	11,355,917
	2014	1.353	1.403	12,683,966
	2013	1.162	1.353	16,001,032
	2012	1.039	1.162	15,254,988
	2011	1.068	1.039	15,109,022
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.867	2.149	999,626
	2019	1.529	1.867	2,936,616
	2018	1.686	1.529	4,006,268
	2017	1.433	1.686	5,199,987
	2016	1.343	1.433	7,097,299
	2015	1.384	1.343	7,132,722
	2014	1.332	1.384	8,502,340
	2013	1.086	1.332	10,628,301
	2012	0.953	1.086	10,579,837
	2011	1.004	0.953	11,809,727
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2020	2.259	2.625	92,744
	2019	1.861	2.259	137,015
	2018	1.959	1.861	125,269
	2017	1.724	1.959	139,381
	2016	1.632	1.724	414,964
	2015	1.612	1.632	456,262
	2014	1.477	1.612	896,567
	2013	1.241	1.477	285,103
	2012	1.119	1.241	230,653
	2011	1.092	1.119	192,755
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.679	2.942	100,617
	2019	2.073	2.679	149,450
	2018	2.102	2.073	246,503
	2017	1.788	2.102	346,227
	2016	1.688	1.788	551,545
	2015	1.670	1.688	508,349
	2014	1.529	1.670	806,869
	2013	1.158	1.529	1,172,881
	2012	1.040	1.158	1,562,294
	2011	1.098	1.040	3,626,884
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.835	2.022	—
	2012	1.607	1.835	2,071,583
	2011	1.737	1.607	2,765,167
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.583	2.056	1,215,489
	2019	1.206	1.583	1,318,435
	2018	1.296	1.206	1,867,947
	2017	1.049	1.296	2,101,031
	2016	1.010	1.049	2,240,899
	2015	0.995	1.010	2,529,362
	2014	0.908	0.995	3,123,390
	2013	0.693	0.908	3,533,163
	2012	0.634	0.693	4,539,462
	2011	0.663	0.634	8,084,131
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2020	2.548	3.943	408,208
	2019	1.943	2.548	422,193
	2018	1.962	1.943	423,710
	2017	1.447	1.962	471,766
	2016	1.464	1.447	431,277
	2015	1.339	1.464	561,598
	2014	1.244	1.339	404,645
	2013	0.920	1.244	577,375
	2012	0.950	0.920	641,870
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.844	0.962	8,232
	2011	0.853	0.844	966,333
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.942	1.022	—
BHFTII MetLife Stock Index Subaccount (Class A) (5/09)	2020	2.829	3.298	1,245,248
23

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.185	2.829	1,656,491
	2018	2.321	2.185	1,889,330
	2017	1.935	2.321	2,131,088
	2016	1.755	1.935	2,705,551
	2015	1.757	1.755	3,008,661
	2014	1.571	1.757	3,593,405
	2013	1.205	1.571	4,028,904
	2012	1.055	1.205	5,708,323
	2011	1.049	1.055	9,016,727
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2020	1.961	1.961	—
	2019	1.961	1.961	—
	2018	2.033	1.961	—
	2017	1.918	2.033	41,102
	2016	1.646	1.918	39,322
	2015	1.777	1.646	68,776
	2014	1.641	1.777	70,179
	2013	1.262	1.641	89,705
	2012	1.122	1.262	126,205
	2011	1.114	1.122	221,368
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	3.908	4.225	783,230
	2019	3.296	3.908	891,503
	2018	3.543	3.296	1,183,047
	2017	3.198	3.543	1,319,708
	2016	2.973	3.198	1,663,578
	2015	3.023	2.973	2,008,207
	2014	2.825	3.023	2,636,980
	2013	2.410	2.825	3,145,105
	2012	2.192	2.410	3,997,834
	2011	2.173	2.192	6,398,691
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.257	3.342	842,095
	2019	2.535	3.257	864,672
	2018	2.856	2.535	924,078
	2017	2.452	2.856	1,119,535
	2016	2.171	2.452	1,348,226
	2015	2.203	2.171	1,539,555
	2014	2.014	2.203	1,926,644
	2013	1.503	2.014	2,605,214
	2012	1.306	1.503	1,144,577
	2011	1.312	1.306	2,112,750
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.393	6.660	95,246
	2019	4.214	5.393	98,926
	2018	4.576	4.214	99,411
	2017	4.005	4.576	103,796
	2016	3.418	4.005	130,373
	2015	3.443	3.418	183,987
	2014	3.488	3.443	246,379
	2013	2.787	3.488	398,184
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.268	4.407	439,697
	2019	2.535	3.268	503,061
	2018	2.598	2.535	523,989
	2017	1.972	2.598	614,636
	2016	1.968	1.972	833,306
	2015	1.804	1.968	1,135,112
	2014	1.679	1.804	1,311,688
	2013	1.226	1.679	1,702,634
	2012	1.047	1.226	1,940,003
	2011	1.075	1.047	2,542,898
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	3.937	4.821	553,651
	2019	3.003	3.937	660,673
	2018	3.264	3.003	889,929
	2017	2.698	3.264	867,857
	2016	2.452	2.698	1,262,308
	2015	2.424	2.452	1,520,913
	2014	2.303	2.424	1,840,262
	2013	1.618	2.303	2,270,869
	2012	1.415	1.618	3,022,901
	2011	1.413	1.415	5,375,658
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.079	2.194	199,243
24

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.840	2.079	218,958
	2018	1.938	1.840	332,195
	2017	1.814	1.938	447,698
	2016	1.746	1.814	624,367
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.327	1.381	449,154
	2019	1.266	1.327	444,700
	2018	1.268	1.266	492,463
	2017	1.259	1.268	623,242
	2016	1.257	1.259	1,059,850
	2015	1.264	1.257	1,269,430
	2014	1.244	1.264	1,575,440
	2013	1.268	1.244	2,135,006
	2012	1.241	1.268	2,705,000
	2011	1.190	1.241	4,375,374
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.634	4.672	185,582
	2019	2.805	3.634	245,489
	2018	3.044	2.805	414,795
	2017	2.536	3.044	559,652
	2016	2.385	2.536	688,330
	2015	2.406	2.385	1,165,772
	2014	2.183	2.406	1,793,128
	2013	1.689	2.183	2,309,588
	2012	1.473	1.689	2,967,387
	2011	1.535	1.473	5,164,998
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.196	3.531	700,945
	2015	3.291	3.196	862,415
	2014	3.145	3.291	1,250,029
	2013	2.345	3.145	1,829,790
	2012	2.074	2.345	2,647,200
	2011	2.356	2.074	4,581,677
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.720	1.768	164,729
	2015	1.790	1.720	248,145
	2014	1.687	1.790	304,833
	2013	1.237	1.687	514,004
	2012	1.131	1.237	853,470
	2011	1.204	1.131	1,395,992
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.619	4.186	71,288
	2019	2.894	3.619	72,432
	2018	3.482	2.894	127,369
	2017	2.512	3.482	137,273
	2016	2.167	2.512	161,036
	2015	2.731	2.167	209,030
	2014	3.020	2.731	394,570
	2013	3.088	3.020	611,501
	2012	2.765	3.088	857,464
	2011	3.328	2.765	1,689,050
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.667	1.627	226,474
	2019	1.501	1.667	251,092
	2018	1.798	1.501	256,107
	2017	1.561	1.798	299,198
	2016	1.476	1.561	344,068
	2015	1.599	1.476	427,065
	2014	1.823	1.599	563,754
	2013	1.502	1.823	686,703
	2012	1.287	1.502	1,211,761
	2011	1.459	1.287	2,393,096
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	1.977	2.325	1,510,290
	2019	1.482	1.977	1,568,526
	2018	1.511	1.482	1,686,331
	2017	1.205	1.511	1,744,885
	2016	1.089	1.205	1,938,126
	2015	1.063	1.089	2,214,272
	2014	0.959	1.063	3,402,471
	2013	0.736	0.959	3,680,523
	2012	0.637	0.736	4,760,174
	2011	0.657	0.637	7,464,584
25

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Janus Henderson Global Technology and Innovation Subaccount (Service Shares) (5/00)	2011	0.515	0.552	—
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	2.895	3.167	367,332
	2019	2.564	2.895	381,830
	2018	2.696	2.564	442,141
	2017	2.548	2.696	521,579
	2016	2.391	2.548	511,492
	2015	2.442	2.391	612,901
	2014	2.287	2.442	697,082
	2013	2.312	2.287	853,669
	2012	2.047	2.312	1,027,467
	2011	1.971	2.047	1,948,627
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.094	2.346	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.706	3.152	302,027
	2019	2.192	2.706	319,404
	2018	2.423	2.192	330,037
	2017	2.110	2.423	418,898
	2016	2.113	2.110	667,400
	2015	2.178	2.113	966,025
	2014	1.833	2.178	1,351,357
	2013	1.256	1.833	1,771,099
	2012	1.072	1.256	2,204,937
	2011	1.060	1.072	8,897,041
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.203	1.210	—
	2013	0.922	1.203	1,748,257
	2012	0.812	0.922	2,047,811
	2011	0.877	0.812	3,884,818
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.764	4.264	513,946
	2019	2.936	3.764	654,158
	2018	3.028	2.936	738,741
	2017	2.566	3.028	1,056,842
	2016	2.368	2.566	1,256,670
	2015	2.361	2.368	1,339,316
	2014	2.155	2.361	1,585,680
	2013	1.679	2.155	1,852,830
	2012	1.467	1.679	2,263,684
	2011	1.449	1.467	4,459,451
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.225	3.427	119,103
	2019	2.483	3.225	247,133
	2018	2.644	2.483	260,791
	2017	2.247	2.644	285,052
	2016	1.980	2.247	304,207
	2015	2.096	1.980	367,738
	2014	1.869	2.096	440,684
	2013	1.504	1.869	496,877
	2012	1.334	1.504	622,756
	2011	1.252	1.334	1,566,940
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.360	6.916	104,959
	2019	4.108	5.360	126,833
	2018	4.162	4.108	150,100
	2017	3.352	4.162	175,071
	2016	3.162	3.352	218,652
	2015	2.918	3.162	285,168
	2014	2.593	2.918	321,680
	2013	1.906	2.593	443,350
	2012	1.604	1.906	741,953
	2011	1.636	1.604	1,499,097
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.591	3.731	55,989
	2019	2.823	3.591	72,267
	2018	3.139	2.823	108,883
	2017	2.769	3.139	126,312
	2016	2.482	2.769	183,819
	2015	2.589	2.482	342,980
	2014	2.348	2.589	408,652
	2013	1.797	2.348	577,601
	2012	1.563	1.797	979,595
	2011	1.509	1.563	2,060,472
26

BRP — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.846	5.438	57,986
	2019	3.071	3.846	98,306
	2018	3.008	3.071	110,976
	2017	2.452	3.008	162,334
	2016	2.348	2.452	192,923
	2015	2.488	2.348	335,834
	2014	2.421	2.488	374,181
	2013	1.668	2.421	439,884
	2012	1.415	1.668	573,052
	2011	1.414	1.415	949,874
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.008	0.997	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	2.869	3.040	143,888
	2019	2.541	2.869	167,199
	2018	2.680	2.541	174,394
	2017	2.499	2.680	216,328
	2016	2.190	2.499	242,260
	2015	2.356	2.190	275,841
	2014	2.415	2.356	338,987
	2013	2.302	2.415	420,993
	2012	1.971	2.302	865,669
	2011	1.963	1.971	1,518,947
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.517	3.055	19,961
	2019	2.013	2.517	19,188
	2018	2.059	2.013	17,719
	2017	1.786	2.059	17,808
	2016	1.704	1.786	32,803
	2015	1.756	1.704	43,954
	2014	1.627	1.756	149,260
	2013	1.389	1.627	207,538
	2012	1.271	1.389	275,590
	2011	1.288	1.271	645,319
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B, if applicable, for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.
27

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
28

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
29

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class A and is no longer available as a funding option.
Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio – Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
30

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
31

CONDENSED FINANCIAL INFORMATION —
UGVA

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
UGVA — Separate Account Charges 1.00%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.784	4.887	44
	2019	2.825	3.784	44
	2018	3.137	2.825	44
	2017	2.410	3.137	44
	2016	2.420	2.410	44
	2015	2.285	2.420	44
	2014	2.256	2.285	2,595
	2013	1.764	2.256	2,916
	2012	1.454	1.764	3,108
	2011	1.612	1.454	123,782
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.901	5.874	79
	2019	3.013	3.901	79
	2018	3.051	3.013	79
	2017	2.402	3.051	724
	2016	2.216	2.402	724
	2015	2.095	2.216	724
	2014	1.950	2.095	1,924
	2013	1.514	1.950	1,924
	2012	1.297	1.514	2,475
	2011	1.369	1.297	360,164
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.164	3.557	—
	2019	2.534	3.164	—
	2018	2.606	2.534	—
	2017	2.151	2.606	679
	2016	1.948	2.151	679
	2015	1.939	1.948	679
	2014	1.771	1.939	1,855
	2013	1.340	1.771	2,677
	2012	1.152	1.340	2,677
	2011	1.185	1.152	93,482
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	2.944	3.145	—
	2019	2.582	2.944	—
	2018	2.674	2.582	—
	2017	2.497	2.674	—
	2016	2.205	2.497	—
	2015	2.311	2.205	—
	2014	2.255	2.311	1,416
	2013	2.072	2.255	1,416
	2012	1.790	2.072	1,416
	2011	1.762	1.790	45,570
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.960	2.307	138
	2019	1.553	1.960	138
	2018	1.744	1.553	138
	2017	1.433	1.744	138
	2016	1.328	1.433	138
	2015	1.369	1.328	138
	2014	1.316	1.369	138
	2013	1.026	1.316	138
	2012	0.888	1.026	138
	2011	1.034	0.888	67,247
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.589	3.533	812
32

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.815	3.589	812
	2018	3.354	2.815	812
	2017	3.033	3.354	812
	2016	2.334	3.033	812
	2015	2.492	2.334	812
	2014	2.475	2.492	5,209
	2013	1.887	2.475	5,209
	2012	1.616	1.887	9,111
	2011	1.793	1.616	209,819
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.693	3.256	—
	2019	2.064	2.693	—
	2018	2.224	2.064	—
	2017	1.843	2.224	—
	2016	1.719	1.843	—
	2015	1.662	1.719	—
	2014	1.477	1.662	8,983
	2013	1.112	1.477	17,950
	2012	0.990	1.112	17,950
	2011	0.998	0.990	58,270
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.509	1.423	—
	2019	1.219	1.509	—
	2018	1.343	1.219	—
	2017	1.223	1.343	—
	2016	1.221	1.223	—
	2015	1.248	1.221	—
	2014	1.109	1.248	9,057
	2013	1.080	1.109	9,057
	2012	0.864	1.080	16,003
	2011	0.921	0.864	88,649
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.044	4.219	—
	2013	3.164	4.044	9,059
	2012	2.602	3.164	11,625
	2011	2.835	2.602	162,578
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.892	3.017	—
	2019	2.340	2.892	—
	2018	3.099	2.340	3,062
	2017	2.394	3.099	3,062
	2016	2.230	2.394	3,062
	2015	2.354	2.230	3,062
	2014	2.516	2.354	4,867
	2013	1.943	2.516	4,867
	2012	1.516	1.943	4,867
	2011	1.780	1.516	161,005
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.432	3.380	—
	2019	2.774	3.432	—
	2018	3.190	2.774	—
	2017	2.730	3.190	—
	2016	2.351	2.730	—
	2015	2.525	2.351	—
	2014	2.333	2.525	—
	2013	1.741	2.333	—
	2012	1.483	1.741	860
	2011	1.521	1.483	8,001
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.468	2.626	—
	2012	2.038	2.468	5,044
	2011	2.466	2.038	164,852
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.838	2.324	—
	2019	1.410	1.838	—
	2018	1.638	1.410	—
	2017	1.208	1.638	13
	2016	1.216	1.208	13
	2015	1.181	1.216	13
	2014	1.167	1.181	4,082
	2013	1.015	1.167	4,082
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	6.135	8.050	23
33

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	5.004	6.135	23
	2018	5.424	5.004	2,019
	2017	4.615	5.424	2,019
	2016	4.527	4.615	2,019
	2015	4.753	4.527	2,019
	2014	4.207	4.753	2,019
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.898	1.959	—
	2015	1.954	1.898	—
	2014	1.877	1.954	48
	2013	1.753	1.877	48
	2012	1.564	1.753	48
	2011	1.507	1.564	102,677
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.666	2.896	—
	2012	2.551	2.666	—
	2011	2.716	2.551	54,649
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.179	2.341	3,373
	2019	2.029	2.179	3,373
	2018	2.055	2.029	3,373
	2017	1.986	2.055	3,373
	2016	1.955	1.986	3,373
	2015	1.974	1.955	3,373
	2014	1.914	1.974	5,418
	2013	1.971	1.914	5,418
	2012	1.822	1.971	21,626
	2011	1.784	1.822	127,586
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.344	2.363	—
	2015	2.366	2.344	—
	2014	2.150	2.366	—
	2013	1.632	2.150	—
	2012	1.491	1.632	—
	2011	1.577	1.491	27,203
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.659	2.730	—
	2015	2.721	2.659	—
	2014	2.627	2.721	—
	2013	2.613	2.627	—
	2012	2.365	2.613	—
	2011	2.305	2.365	52,475
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.238	2.279	531
	2019	1.786	2.238	531
	2018	1.986	1.786	531
	2017	1.715	1.986	531
	2016	1.494	1.715	531
	2015	1.566	1.494	531
	2014	1.396	1.566	11,845
	2013	1.054	1.396	11,845
	2012	0.902	1.054	19,919
	2011	0.950	0.902	755,755
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.965	2.004	50
	2019	1.568	1.965	50
	2018	1.741	1.568	50
	2017	1.502	1.741	50
	2016	1.307	1.502	50
	2015	1.368	1.307	50
	2014	1.249	1.368	50
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.506	2.670	—
	2019	1.962	2.506	—
	2018	2.206	1.962	—
	2017	2.035	2.206	—
	2016	1.780	2.035	—
	2015	1.975	1.780	—
	2014	1.819	1.975	—
	2013	1.410	1.819	—
	2012	1.242	1.410	—
	2011	1.303	1.242	52,872
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.276	2.447	24
34

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.093	2.276	24
	2018	2.122	2.093	2,887
	2017	2.059	2.122	2,887
	2016	2.016	2.059	2,887
	2015	2.025	2.016	2,887
	2014	1.910	2.025	2,887
	2013	1.944	1.910	4,122
	2012	1.826	1.944	4,122
	2011	1.730	1.826	137,278
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.331	6.032	89
	2019	3.293	4.331	89
	2018	3.248	3.293	89
	2017	2.449	3.248	89
	2016	2.472	2.449	89
	2015	2.349	2.472	89
	2014	2.179	2.349	5,653
	2013	1.640	2.179	38,695
	2012	1.448	1.640	53,668
	2011	1.606	1.448	409,389
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.192	1.183	6,465
	2019	1.180	1.192	6,465
	2018	1.173	1.180	26,769
	2017	1.176	1.173	26,769
	2016	1.185	1.176	26,769
	2015	1.197	1.185	36,216
	2014	1.209	1.197	76,791
	2013	1.221	1.209	88,952
	2012	1.234	1.221	110,369
	2011	1.246	1.234	2,490,530
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.635	1.773	—
	2019	1.478	1.635	—
	2018	1.533	1.478	—
	2017	1.448	1.533	—
	2016	1.399	1.448	—
	2015	1.421	1.399	—
	2014	1.374	1.421	—
	2013	1.331	1.374	—
	2012	1.231	1.331	—
	2011	1.205	1.231	608
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.760	1.935	—
	2019	1.538	1.760	—
	2018	1.625	1.538	—
	2017	1.484	1.625	—
	2016	1.413	1.484	—
	2015	1.442	1.413	—
	2014	1.388	1.442	—
	2013	1.264	1.388	—
	2012	1.146	1.264	—
	2011	1.145	1.146	17
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.863	2.100	213
	2019	1.576	1.863	213
	2018	1.696	1.576	213
	2017	1.493	1.696	213
	2016	1.408	1.493	213
	2015	1.440	1.408	213
	2014	1.385	1.440	213
	2013	1.185	1.385	213
	2012	1.057	1.185	213
	2011	1.083	1.057	129,667
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.946	2.246	2,040
	2019	1.588	1.946	2,040
	2018	1.746	1.588	2,040
	2017	1.480	1.746	2,040
	2016	1.382	1.480	2,040
	2015	1.420	1.382	2,040
	2014	1.363	1.420	3,658
	2013	1.108	1.363	3,658
	2012	0.970	1.108	3,658
	2011	1.018	0.970	268,096
35

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.861	3.152	—
	2019	2.207	2.861	—
	2018	2.231	2.207	—
	2017	1.893	2.231	—
	2016	1.781	1.893	—
	2015	1.757	1.781	—
	2014	1.604	1.757	—
	2013	1.212	1.604	10,790
	2012	1.084	1.212	12,278
	2011	1.141	1.084	119,655
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.935	2.134	—
	2012	1.690	1.935	5,122
	2011	1.821	1.690	135,822
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.673	2.180	—
	2019	1.271	1.673	—
	2018	1.362	1.271	—
	2017	1.099	1.362	—
	2016	1.055	1.099	—
	2015	1.036	1.055	—
	2014	0.943	1.036	—
	2013	0.718	0.943	21,700
	2012	0.654	0.718	21,700
	2011	0.682	0.654	566,828
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.772	4.291	—
	2019	2.113	2.772	—
	2018	2.132	2.113	—
	2017	1.572	2.132	—
	2016	1.590	1.572	—
	2015	1.453	1.590	—
	2014	1.349	1.453	—
	2013	0.997	1.349	—
	2012	0.871	0.997	—
	2011	0.878	0.871	6,847
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.968	2.089	215
	2019	1.830	1.968	215
	2018	1.852	1.830	215
	2017	1.811	1.852	215
	2016	1.788	1.811	215
	2015	1.801	1.788	215
	2014	1.719	1.801	2,427
	2013	1.778	1.719	2,427
	2012	1.728	1.778	6,860
	2011	1.624	1.728	334,518
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.955	1.037	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.377	1.471	—
	2019	1.141	1.377	—
	2018	1.339	1.141	—
	2017	1.082	1.339	—
	2016	1.079	1.082	—
	2015	1.102	1.079	—
	2014	1.184	1.102	—
	2013	0.981	1.184	—
	2012	0.838	0.981	—
	2011	0.967	0.838	78,660
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	3.085	3.654	—
	2019	2.481	3.085	—
	2018	2.815	2.481	—
	2017	2.479	2.815	—
	2016	2.065	2.479	—
	2015	2.179	2.065	—
	2014	2.095	2.179	3,921
	2013	1.527	2.095	8,757
	2012	1.326	1.527	17,022
	2011	1.396	1.326	159,476
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.991	3.497	629
36

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.303	2.991	629
	2018	2.439	2.303	629
	2017	2.027	2.439	629
	2016	1.833	2.027	629
	2015	1.830	1.833	629
	2014	1.631	1.830	1,289
	2013	1.247	1.631	14,478
	2012	1.089	1.247	16,829
	2011	1.080	1.089	385,010
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	4.213	4.569	3,826
	2019	3.543	4.213	3,826
	2018	3.797	3.543	3,826
	2017	3.417	3.797	3,826
	2016	3.167	3.417	3,826
	2015	3.211	3.167	3,826
	2014	2.991	3.211	6,145
	2013	2.544	2.991	6,667
	2012	2.307	2.544	24,096
	2011	2.280	2.307	420,807
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.413	3.513	—
	2019	2.649	3.413	—
	2018	2.975	2.649	—
	2017	2.547	2.975	—
	2016	2.249	2.547	—
	2015	2.275	2.249	—
	2014	2.073	2.275	6,366
	2013	1.543	2.073	6,366
	2012	1.336	1.543	2,923
	2011	1.338	1.336	57,030
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.756	7.129	—
	2019	4.483	5.756	—
	2018	4.854	4.483	—
	2017	4.236	4.854	—
	2016	3.605	4.236	—
	2015	3.620	3.605	—
	2014	3.656	3.620	—
	2013	2.916	3.656	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.405	4.606	—
	2019	2.633	3.405	—
	2018	2.691	2.633	—
	2017	2.036	2.691	—
	2016	2.026	2.036	—
	2015	1.852	2.026	—
	2014	1.718	1.852	1,650
	2013	1.251	1.718	1,650
	2012	1.065	1.251	1,650
	2011	1.090	1.065	25,044
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.206	5.165	5,813
	2019	3.198	4.206	5,813
	2018	3.466	3.198	5,813
	2017	2.857	3.466	5,813
	2016	2.588	2.857	5,813
	2015	2.551	2.588	5,813
	2014	2.416	2.551	11,203
	2013	1.693	2.416	36,244
	2012	1.475	1.693	61,839
	2011	1.469	1.475	454,803
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.220	2.349	—
	2019	1.958	2.220	—
	2018	2.056	1.958	—
	2017	1.919	2.056	—
	2016	1.843	1.919	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.845	1.845	—
37

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.845	1.845	—
	2018	1.845	1.845	—
	2017	1.845	1.845	—
	2016	1.786	1.845	—
	2015	1.841	1.786	—
	2014	1.766	1.841	—
	2013	1.769	1.766	7,262
	2012	1.606	1.769	7,262
	2011	1.580	1.606	56,728
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.391	1.451	—
	2019	1.323	1.391	—
	2018	1.322	1.323	211
	2017	1.307	1.322	211
	2016	1.302	1.307	211
	2015	1.306	1.302	211
	2014	1.281	1.306	211
	2013	1.301	1.281	211
	2012	1.270	1.301	5,877
	2011	1.214	1.270	229,166
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.842	4.954	84
	2019	2.956	3.842	84
	2018	3.199	2.956	84
	2017	2.657	3.199	84
	2016	2.491	2.657	84
	2015	2.506	2.491	84
	2014	2.267	2.506	167
	2013	1.748	2.267	167
	2012	1.521	1.748	4,000
	2011	1.580	1.521	112,504
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.340	3.701	342
	2015	3.429	3.340	342
	2014	3.266	3.429	12,002
	2013	2.428	3.266	12,002
	2012	2.141	2.428	12,737
	2011	2.426	2.141	213,607
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.797	1.853	160
	2015	1.865	1.797	160
	2014	1.753	1.865	257
	2013	1.281	1.753	257
	2012	1.168	1.281	964
	2011	1.239	1.168	22,012
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.805	4.414	—
	2019	3.033	3.805	—
	2018	3.638	3.033	—
	2017	2.617	3.638	—
	2016	2.251	2.617	—
	2015	2.828	2.251	—
	2014	3.118	2.828	1,911
	2013	3.179	3.118	1,911
	2012	2.837	3.179	1,911
	2011	3.406	2.837	53,702
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.747	1.710	—
	2019	1.568	1.747	—
	2018	1.874	1.568	—
	2017	1.622	1.874	—
	2016	1.528	1.622	—
	2015	1.651	1.528	—
	2014	1.876	1.651	1,779
	2013	1.541	1.876	1,779
	2012	1.317	1.541	3,825
	2011	1.488	1.317	104,855
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	2.097	2.474	16
38

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.567	2.097	16
	2018	1.593	1.567	16
	2017	1.266	1.593	16
	2016	1.141	1.266	16
	2015	1.111	1.141	16
	2014	0.999	1.111	16
	2013	0.765	0.999	16
	2012	0.660	0.765	16
	2011	0.678	0.660	336,709
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.362	2.909	—
	2015	2.643	2.362	—
	2014	2.625	2.643	—
	2013	1.975	2.625	—
	2012	1.730	1.975	479
	2011	1.881	1.730	90,159
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	3.121	3.424	—
	2019	2.755	3.121	—
	2018	2.889	2.755	—
	2017	2.722	2.889	458
	2016	2.546	2.722	458
	2015	2.593	2.546	458
	2014	2.422	2.593	677
	2013	2.441	2.422	677
	2012	2.154	2.441	868
	2011	2.068	2.154	52,572
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.198	2.464	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.870	3.354	8,556
	2019	2.318	2.870	8,556
	2018	2.554	2.318	8,556
	2017	2.219	2.554	9,319
	2016	2.214	2.219	9,319
	2015	2.276	2.214	9,319
	2014	1.910	2.276	41,773
	2013	1.305	1.910	76,389
	2012	1.110	1.305	118,219
	2011	1.095	1.110	1,297,456
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.238	1.247	—
	2013	0.946	1.238	50
	2012	0.831	0.946	19,588
	2011	0.895	0.831	96,826
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	4.018	4.566	308
	2019	3.125	4.018	308
	2018	3.213	3.125	308
	2017	2.715	3.213	887
	2016	2.498	2.715	887
	2015	2.483	2.498	887
	2014	2.260	2.483	1,074
	2013	1.756	2.260	5,738
	2012	1.530	1.756	11,140
	2011	1.506	1.530	124,525
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.440	3.667	448
	2019	2.641	3.440	448
	2018	2.803	2.641	448
	2017	2.376	2.803	448
	2016	2.087	2.376	448
	2015	2.203	2.087	448
	2014	1.958	2.203	448
	2013	1.571	1.958	448
	2012	1.389	1.571	448
	2011	1.300	1.389	168,023
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.717	7.399	593
39

UGVA — Separate Account Charges 1.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	4.369	5.717	593
	2018	4.412	4.369	3,085
	2017	3.544	4.412	3,085
	2016	3.333	3.544	3,085
	2015	3.066	3.333	3,085
	2014	2.717	3.066	5,233
	2013	1.991	2.717	5,645
	2012	1.671	1.991	9,176
	2011	1.699	1.671	166,260
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.830	3.991	2,858
	2019	3.001	3.830	2,858
	2018	3.327	3.001	5,462
	2017	2.926	3.327	5,462
	2016	2.616	2.926	5,462
	2015	2.720	2.616	5,462
	2014	2.459	2.720	7,112
	2013	1.877	2.459	12,744
	2012	1.627	1.877	28,273
	2011	1.566	1.627	155,986
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	4.068	5.769	455
	2019	3.238	4.068	455
	2018	3.162	3.238	455
	2017	2.570	3.162	455
	2016	2.454	2.570	455
	2015	2.592	2.454	455
	2014	2.515	2.592	730
	2013	1.728	2.515	730
	2012	1.461	1.728	2,769
	2011	1.456	1.461	61,326
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.543	1.577	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	3.065	3.256	—
	2019	2.706	3.065	—
	2018	2.845	2.706	—
	2017	2.645	2.845	—
	2016	2.311	2.645	—
	2015	2.479	2.311	—
	2014	2.533	2.479	—
	2013	2.407	2.533	—
	2012	2.055	2.407	—
	2011	2.041	2.055	87,118
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.638	3.211	—
	2019	2.103	2.638	—
	2018	2.145	2.103	—
	2017	1.856	2.145	—
	2016	1.764	1.856	—
	2015	1.813	1.764	—
	2014	1.675	1.813	—
	2013	1.425	1.675	4,855
	2012	1.301	1.425	4,855
	2011	1.314	1.301	75,214

UGVA — Separate Account Charges 1.10%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.725	4.806	—
40

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.784	3.725	—
	2018	3.095	2.784	—
	2017	2.380	3.095	—
	2016	2.391	2.380	—
	2015	2.261	2.391	—
	2014	2.234	2.261	—
	2013	1.749	2.234	—
	2012	1.443	1.749	—
	2011	1.601	1.443	250,566
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.841	5.777	4
	2019	2.970	3.841	4
	2018	3.010	2.970	4
	2017	2.372	3.010	4
	2016	2.190	2.372	4
	2015	2.073	2.190	4
	2014	1.931	2.073	4
	2013	1.501	1.931	341
	2012	1.287	1.501	1,942
	2011	1.360	1.287	632,862
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.115	3.498	—
	2019	2.497	3.115	—
	2018	2.571	2.497	—
	2017	2.124	2.571	—
	2016	1.925	2.124	—
	2015	1.919	1.925	—
	2014	1.754	1.919	—
	2013	1.328	1.754	380
	2012	1.143	1.328	380
	2011	1.177	1.143	205,736
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	2.884	3.077	—
	2019	2.532	2.884	—
	2018	2.625	2.532	—
	2017	2.453	2.625	—
	2016	2.168	2.453	—
	2015	2.275	2.168	—
	2014	2.221	2.275	—
	2013	2.044	2.221	48
	2012	1.768	2.044	48
	2011	1.742	1.768	115,948
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.933	2.274	—
	2019	1.533	1.933	—
	2018	1.724	1.533	—
	2017	1.418	1.724	—
	2016	1.315	1.418	—
	2015	1.357	1.315	—
	2014	1.306	1.357	—
	2013	1.019	1.306	—
	2012	0.883	1.019	—
	2011	1.029	0.883	186,567
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.529	3.471	—
	2019	2.771	3.529	—
	2018	3.305	2.771	—
	2017	2.992	3.305	—
	2016	2.305	2.992	—
	2015	2.463	2.305	—
	2014	2.448	2.463	—
	2013	1.869	2.448	21
	2012	1.602	1.869	600
	2011	1.779	1.602	176,404
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.633	3.180	—
	2019	2.019	2.633	—
	2018	2.179	2.019	—
	2017	1.807	2.179	—
	2016	1.687	1.807	—
	2015	1.633	1.687	—
	2014	1.453	1.633	—
	2013	1.095	1.453	—
	2012	0.975	1.095	—
	2011	0.984	0.975	72,485
41

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.489	1.402	—
	2019	1.203	1.489	—
	2018	1.328	1.203	—
	2017	1.210	1.328	—
	2016	1.209	1.210	—
	2015	1.238	1.209	—
	2014	1.101	1.238	—
	2013	1.073	1.101	151
	2012	0.859	1.073	151
	2011	0.917	0.859	231,257
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.959	4.129	—
	2013	3.100	3.959	1,159
	2012	2.552	3.100	13,174
	2011	2.784	2.552	363,314
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.815	2.934	3,095
	2019	2.280	2.815	3,095
	2018	3.023	2.280	3,095
	2017	2.337	3.023	3,095
	2016	2.179	2.337	3,095
	2015	2.302	2.179	3,095
	2014	2.464	2.302	3,095
	2013	1.905	2.464	3,172
	2012	1.487	1.905	3,172
	2011	1.748	1.487	239,659
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.375	3.321	—
	2019	2.731	3.375	—
	2018	3.143	2.731	—
	2017	2.693	3.143	—
	2016	2.321	2.693	—
	2015	2.496	2.321	—
	2014	2.308	2.496	—
	2013	1.724	2.308	—
	2012	1.471	1.724	97
	2011	1.509	1.471	50,755
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.419	2.572	—
	2012	1.999	2.419	2,857
	2011	2.421	1.999	199,888
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.826	2.306	7,304
	2019	1.402	1.826	7,304
	2018	1.630	1.402	7,304
	2017	1.204	1.630	7,304
	2016	1.213	1.204	7,304
	2015	1.179	1.213	7,304
	2014	1.166	1.179	7,304
	2013	1.015	1.166	7,304
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	5.970	7.826	—
	2019	4.874	5.970	—
	2018	5.289	4.874	—
	2017	4.505	5.289	—
	2016	4.423	4.505	—
	2015	4.649	4.423	—
	2014	4.117	4.649	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.876	1.936	—
	2015	1.933	1.876	—
	2014	1.859	1.933	—
	2013	1.738	1.859	40
	2012	1.552	1.738	40
	2011	1.497	1.552	75,828
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.627	2.851	—
	2012	2.515	2.627	35
	2011	2.680	2.515	44,627
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.139	2.295	2
42

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.994	2.139	2
	2018	2.021	1.994	2
	2017	1.955	2.021	2
	2016	1.926	1.955	2
	2015	1.948	1.926	2
	2014	1.890	1.948	2
	2013	1.948	1.890	2
	2012	1.803	1.948	2
	2011	1.766	1.803	460,606
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.315	2.332	—
	2015	2.339	2.315	—
	2014	2.127	2.339	—
	2013	1.616	2.127	—
	2012	1.478	1.616	95
	2011	1.565	1.478	1,899
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.598	2.667	—
	2015	2.661	2.598	—
	2014	2.573	2.661	—
	2013	2.561	2.573	482
	2012	2.320	2.561	482
	2011	2.264	2.320	85,736
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.207	2.246	8,080
	2019	1.764	2.207	8,080
	2018	1.963	1.764	8,080
	2017	1.697	1.963	8,080
	2016	1.480	1.697	8,080
	2015	1.552	1.480	8,080
	2014	1.385	1.552	8,080
	2013	1.047	1.385	8,080
	2012	0.897	1.047	22,268
	2011	0.945	0.897	598,086
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.934	1.970	784
	2019	1.545	1.934	784
	2018	1.717	1.545	784
	2017	1.483	1.717	784
	2016	1.292	1.483	784
	2015	1.354	1.292	784
	2014	1.236	1.354	784
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.467	2.626	—
	2019	1.934	2.467	—
	2018	2.176	1.934	—
	2017	2.010	2.176	—
	2016	1.759	2.010	—
	2015	1.954	1.759	—
	2014	1.802	1.954	—
	2013	1.398	1.802	121
	2012	1.233	1.398	1,211
	2011	1.294	1.233	117,778
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.220	2.384	—
	2019	2.044	2.220	—
	2018	2.074	2.044	—
	2017	2.014	2.074	—
	2016	1.975	2.014	—
	2015	1.985	1.975	—
	2014	1.874	1.985	—
	2013	1.909	1.874	—
	2012	1.795	1.909	1,389
	2011	1.703	1.795	226,862
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.216	5.865	—
	2019	3.209	4.216	—
	2018	3.167	3.209	—
	2017	2.391	3.167	—
	2016	2.415	2.391	—
	2015	2.298	2.415	—
	2014	2.134	2.298	—
	2013	1.607	2.134	—
	2012	1.421	1.607	1,708
	2011	1.578	1.421	464,292
43

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.165	1.156	4,194
	2019	1.155	1.165	4,194
	2018	1.149	1.155	4,194
	2017	1.153	1.149	4,194
	2016	1.163	1.153	4,194
	2015	1.176	1.163	4,194
	2014	1.189	1.176	4,194
	2013	1.202	1.189	5,913
	2012	1.216	1.202	9,209
	2011	1.229	1.216	2,112,413
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.613	1.747	—
	2019	1.459	1.613	—
	2018	1.515	1.459	—
	2017	1.433	1.515	—
	2016	1.386	1.433	—
	2015	1.409	1.386	—
	2014	1.364	1.409	—
	2013	1.322	1.364	—
	2012	1.224	1.322	142
	2011	1.199	1.224	39,495
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.736	1.907	—
	2019	1.519	1.736	—
	2018	1.606	1.519	—
	2017	1.468	1.606	—
	2016	1.399	1.468	—
	2015	1.430	1.399	—
	2014	1.378	1.430	—
	2013	1.256	1.378	—
	2012	1.139	1.256	—
	2011	1.140	1.139	31,267
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.838	2.069	—
	2019	1.556	1.838	—
	2018	1.676	1.556	—
	2017	1.477	1.676	—
	2016	1.394	1.477	—
	2015	1.428	1.394	—
	2014	1.374	1.428	—
	2013	1.177	1.374	—
	2012	1.051	1.177	—
	2011	1.078	1.051	88,167
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.919	2.213	—
	2019	1.568	1.919	—
	2018	1.726	1.568	—
	2017	1.464	1.726	—
	2016	1.369	1.464	—
	2015	1.408	1.369	—
	2014	1.353	1.408	—
	2013	1.100	1.353	61
	2012	0.964	1.100	61
	2011	1.013	0.964	301,762
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.797	3.079	2
	2019	2.160	2.797	2
	2018	2.186	2.160	2
	2017	1.856	2.186	2
	2016	1.748	1.856	2
	2015	1.726	1.748	2
	2014	1.578	1.726	2
	2013	1.193	1.578	2
	2012	1.069	1.193	2
	2011	1.126	1.069	152,173
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.897	2.092	—
	2012	1.659	1.897	828
	2011	1.789	1.659	96,286
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.643	2.138	—
44

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.249	1.643	—
	2018	1.340	1.249	—
	2017	1.082	1.340	—
	2016	1.039	1.082	—
	2015	1.023	1.039	—
	2014	0.931	1.023	—
	2013	0.710	0.931	92
	2012	0.647	0.710	92
	2011	0.676	0.647	346,735
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.721	4.208	—
	2019	2.076	2.721	—
	2018	2.097	2.076	—
	2017	1.547	2.097	—
	2016	1.567	1.547	—
	2015	1.433	1.567	—
	2014	1.332	1.433	—
	2013	0.985	1.332	—
	2012	0.862	0.985	—
	2011	0.870	0.862	68,284
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.931	2.047	2,253
	2019	1.797	1.931	2,253
	2018	1.820	1.797	2,253
	2017	1.782	1.820	2,253
	2016	1.760	1.782	2,253
	2015	1.775	1.760	2,253
	2014	1.696	1.775	2,253
	2013	1.756	1.696	2,260
	2012	1.709	1.756	4,272
	2011	1.607	1.709	465,499
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.951	1.032	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.351	1.441	—
	2019	1.120	1.351	—
	2018	1.315	1.120	—
	2017	1.065	1.315	—
	2016	1.062	1.065	—
	2015	1.086	1.062	—
	2014	1.168	1.086	—
	2013	0.969	1.168	236
	2012	0.828	0.969	1,557
	2011	0.957	0.828	411,735
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	3.026	3.581	4,098
	2019	2.436	3.026	4,098
	2018	2.766	2.436	4,098
	2017	2.439	2.766	4,098
	2016	2.033	2.439	4,098
	2015	2.148	2.033	4,098
	2014	2.067	2.148	4,098
	2013	1.508	2.067	4,099
	2012	1.311	1.508	4,258
	2011	1.382	1.311	209,565
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.936	3.429	10,588
	2019	2.263	2.936	10,588
	2018	2.399	2.263	10,588
	2017	1.995	2.399	10,588
	2016	1.807	1.995	10,588
	2015	1.806	1.807	10,588
	2014	1.610	1.806	10,588
	2013	1.233	1.610	10,647
	2012	1.077	1.233	29,678
	2011	1.070	1.077	832,289
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	4.100	4.442	—
45

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.451	4.100	—
	2018	3.703	3.451	—
	2017	3.336	3.703	—
	2016	3.095	3.336	—
	2015	3.140	3.095	—
	2014	2.928	3.140	—
	2013	2.493	2.928	50
	2012	2.264	2.493	435
	2011	2.239	2.264	161,692
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.360	3.455	—
	2019	2.611	3.360	—
	2018	2.935	2.611	—
	2017	2.515	2.935	—
	2016	2.223	2.515	—
	2015	2.251	2.223	—
	2014	2.054	2.251	—
	2013	1.530	2.054	37
	2012	1.326	1.530	377
	2011	1.329	1.326	130,318
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.630	6.967	—
	2019	4.390	5.630	—
	2018	4.758	4.390	—
	2017	4.155	4.758	—
	2016	3.540	4.155	—
	2015	3.558	3.540	—
	2014	3.597	3.558	—
	2013	2.871	3.597	35
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.358	4.539	—
	2019	2.600	3.358	—
	2018	2.660	2.600	—
	2017	2.015	2.660	—
	2016	2.006	2.015	—
	2015	1.836	2.006	—
	2014	1.705	1.836	—
	2013	1.242	1.705	—
	2012	1.059	1.242	—
	2011	1.085	1.059	112,287
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.112	5.045	1
	2019	3.130	4.112	1
	2018	3.395	3.130	1
	2017	2.801	3.395	1
	2016	2.540	2.801	1
	2015	2.507	2.540	1
	2014	2.377	2.507	1
	2013	1.667	2.377	1,494
	2012	1.454	1.667	3,815
	2011	1.449	1.454	594,620
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.171	2.295	—
	2019	1.917	2.171	—
	2018	2.015	1.917	—
	2017	1.882	2.015	—
	2016	1.809	1.882	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.811	1.811	—
	2019	1.811	1.811	—
	2018	1.811	1.811	—
	2017	1.811	1.811	—
	2016	1.754	1.811	—
	2015	1.810	1.754	—
	2014	1.738	1.810	—
	2013	1.743	1.738	68
	2012	1.583	1.743	68
	2011	1.560	1.583	37,493
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.369	1.427	—
46

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.304	1.369	—
	2018	1.304	1.304	—
	2017	1.291	1.304	—
	2016	1.287	1.291	—
	2015	1.292	1.287	—
	2014	1.268	1.292	—
	2013	1.290	1.268	126
	2012	1.260	1.290	126
	2011	1.206	1.260	103,317
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.772	4.858	—
	2019	2.905	3.772	—
	2018	3.146	2.905	—
	2017	2.616	3.146	—
	2016	2.455	2.616	—
	2015	2.472	2.455	—
	2014	2.239	2.472	—
	2013	1.728	2.239	78
	2012	1.505	1.728	336
	2011	1.565	1.505	230,612
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.291	3.643	2
	2015	3.382	3.291	2
	2014	3.225	3.382	2
	2013	2.400	3.225	44
	2012	2.118	2.400	2,799
	2011	2.402	2.118	252,022
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.771	1.825	—
	2015	1.839	1.771	—
	2014	1.730	1.839	—
	2013	1.266	1.730	54
	2012	1.155	1.266	54
	2011	1.227	1.155	130,276
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.742	4.337	—
	2019	2.986	3.742	—
	2018	3.585	2.986	—
	2017	2.582	3.585	—
	2016	2.223	2.582	—
	2015	2.795	2.223	—
	2014	3.085	2.795	—
	2013	3.148	3.085	940
	2012	2.813	3.148	1,217
	2011	3.380	2.813	202,469
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.720	1.682	8
	2019	1.546	1.720	8
	2018	1.848	1.546	8
	2017	1.601	1.848	8
	2016	1.511	1.601	8
	2015	1.633	1.511	8
	2014	1.858	1.633	8
	2013	1.528	1.858	148
	2012	1.307	1.528	148
	2011	1.478	1.307	233,787
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	2.056	2.423	—
	2019	1.538	2.056	—
	2018	1.565	1.538	—
	2017	1.245	1.565	—
	2016	1.123	1.245	—
	2015	1.094	1.123	—
	2014	0.986	1.094	—
	2013	0.755	0.986	102
	2012	0.652	0.755	102
	2011	0.671	0.652	645,943
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.327	2.864	—
47

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.607	2.327	—
	2014	2.592	2.607	—
	2013	1.952	2.592	49
	2012	1.712	1.952	139
	2011	1.863	1.712	153,894
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	3.037	3.329	—
	2019	2.684	3.037	—
	2018	2.817	2.684	—
	2017	2.657	2.817	—
	2016	2.488	2.657	—
	2015	2.536	2.488	—
	2014	2.371	2.536	—
	2013	2.392	2.371	26
	2012	2.113	2.392	137
	2011	2.031	2.113	117,234
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.158	2.419	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.814	3.285	5,100
	2019	2.275	2.814	5,100
	2018	2.510	2.275	5,100
	2017	2.182	2.510	5,100
	2016	2.180	2.182	5,100
	2015	2.243	2.180	5,100
	2014	1.884	2.243	5,100
	2013	1.289	1.884	5,100
	2012	1.098	1.289	20,495
	2011	1.083	1.098	897,412
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.226	1.235	—
	2013	0.938	1.226	784
	2012	0.825	0.938	784
	2011	0.889	0.825	266,676
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.930	4.461	2
	2019	3.060	3.930	2
	2018	3.148	3.060	2
	2017	2.663	3.148	2
	2016	2.453	2.663	2
	2015	2.441	2.453	2
	2014	2.223	2.441	2
	2013	1.729	2.223	2
	2012	1.508	1.729	2
	2011	1.486	1.508	218,515
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.366	3.584	—
	2019	2.586	3.366	—
	2018	2.748	2.586	—
	2017	2.331	2.748	—
	2016	2.050	2.331	—
	2015	2.166	2.050	—
	2014	1.927	2.166	—
	2013	1.547	1.927	—
	2012	1.370	1.547	—
	2011	1.284	1.370	93,860
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.593	7.232	—
	2019	4.279	5.593	—
	2018	4.326	4.279	—
	2017	3.477	4.326	—
	2016	3.274	3.477	—
	2015	3.015	3.274	—
	2014	2.674	3.015	—
	2013	1.961	2.674	—
	2012	1.648	1.961	—
	2011	1.677	1.648	75,508
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.748	3.901	—
48

UGVA — Separate Account Charges 1.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.940	3.748	—
	2018	3.262	2.940	—
	2017	2.872	3.262	—
	2016	2.570	2.872	—
	2015	2.675	2.570	—
	2014	2.421	2.675	—
	2013	1.849	2.421	233
	2012	1.605	1.849	233
	2011	1.546	1.605	79,014
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.992	5.657	—
	2019	3.181	3.992	—
	2018	3.110	3.181	—
	2017	2.530	3.110	—
	2016	2.418	2.530	—
	2015	2.557	2.418	—
	2014	2.484	2.557	—
	2013	1.708	2.484	—
	2012	1.446	1.708	—
	2011	1.442	1.446	84,576
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.523	1.555	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	2.997	3.180	—
	2019	2.649	2.997	—
	2018	2.787	2.649	—
	2017	2.594	2.787	—
	2016	2.268	2.594	—
	2015	2.436	2.268	—
	2014	2.491	2.436	—
	2013	2.370	2.491	—
	2012	2.026	2.370	567
	2011	2.013	2.026	185,818
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.597	3.158	—
	2019	2.073	2.597	—
	2018	2.116	2.073	—
	2017	1.832	2.116	—
	2016	1.744	1.832	—
	2015	1.794	1.744	—
	2014	1.659	1.794	—
	2013	1.413	1.659	—
	2012	1.291	1.413	—
	2011	1.305	1.291	190,974

UGVA — Separate Account Charges 1.20%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.667	4.727	—
	2019	2.744	3.667	—
	2018	3.053	2.744	—
	2017	2.350	3.053	—
	2016	2.364	2.350	—
	2015	2.237	2.364	—
	2014	2.213	2.237	—
	2013	1.734	2.213	8
	2012	1.432	1.734	18,027
	2011	1.590	1.432	586,606
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.781	5.681	—
49

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.926	3.781	—
	2018	2.969	2.926	—
	2017	2.342	2.969	—
	2016	2.165	2.342	—
	2015	2.051	2.165	—
	2014	1.913	2.051	—
	2013	1.488	1.913	391
	2012	1.277	1.488	26,585
	2011	1.350	1.277	1,738,663
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.067	3.440	—
	2019	2.461	3.067	—
	2018	2.536	2.461	—
	2017	2.097	2.536	—
	2016	1.903	2.097	—
	2015	1.898	1.903	—
	2014	1.737	1.898	—
	2013	1.317	1.737	10
	2012	1.134	1.317	686
	2011	1.169	1.134	1,011,485
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	2.824	3.010	—
	2019	2.482	2.824	—
	2018	2.576	2.482	—
	2017	2.410	2.576	—
	2016	2.132	2.410	—
	2015	2.239	2.132	—
	2014	2.189	2.239	—
	2013	2.016	2.189	—
	2012	1.745	2.016	13,057
	2011	1.721	1.745	290,953
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.907	2.241	—
	2019	1.514	1.907	—
	2018	1.704	1.514	—
	2017	1.403	1.704	—
	2016	1.303	1.403	—
	2015	1.345	1.303	—
	2014	1.296	1.345	—
	2013	1.013	1.296	—
	2012	0.878	1.013	—
	2011	1.024	0.878	381,535
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.471	3.411	—
	2019	2.728	3.471	—
	2018	3.257	2.728	—
	2017	2.951	3.257	—
	2016	2.275	2.951	—
	2015	2.435	2.275	—
	2014	2.422	2.435	—
	2013	1.851	2.422	3,158
	2012	1.588	1.851	3,847
	2011	1.766	1.588	419,458
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.579	3.111	—
	2019	1.980	2.579	—
	2018	2.138	1.980	—
	2017	1.775	2.138	—
	2016	1.659	1.775	—
	2015	1.607	1.659	—
	2014	1.432	1.607	—
	2013	1.080	1.432	—
	2012	0.963	1.080	—
	2011	0.973	0.963	272,020
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.469	1.382	—
	2019	1.188	1.469	—
	2018	1.312	1.188	—
	2017	1.197	1.312	—
	2016	1.197	1.197	—
	2015	1.227	1.197	—
	2014	1.092	1.227	—
	2013	1.065	1.092	—
	2012	0.854	1.065	—
	2011	0.912	0.854	440,717
50

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.901	4.067	—
	2013	3.058	3.901	46,825
	2012	2.519	3.058	83,481
	2011	2.751	2.519	947,150
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.757	2.870	—
	2019	2.235	2.757	—
	2018	2.966	2.235	—
	2017	2.296	2.966	—
	2016	2.143	2.296	—
	2015	2.266	2.143	—
	2014	2.428	2.266	—
	2013	1.878	2.428	—
	2012	1.468	1.878	20,291
	2011	1.728	1.468	779,737
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.319	3.263	—
	2019	2.688	3.319	—
	2018	3.098	2.688	—
	2017	2.656	3.098	—
	2016	2.292	2.656	—
	2015	2.467	2.292	—
	2014	2.284	2.467	—
	2013	1.707	2.284	—
	2012	1.458	1.707	530
	2011	1.497	1.458	183,048
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.385	2.536	—
	2012	1.974	2.385	7,613
	2011	2.392	1.974	558,064
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.814	2.288	44
	2019	1.394	1.814	44
	2018	1.623	1.394	44
	2017	1.199	1.623	44
	2016	1.210	1.199	44
	2015	1.177	1.210	44
	2014	1.165	1.177	7,024
	2013	1.015	1.165	11,440
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	5.847	7.657	114
	2019	4.779	5.847	114
	2018	5.190	4.779	114
	2017	4.425	5.190	114
	2016	4.349	4.425	114
	2015	4.576	4.349	114
	2014	4.055	4.576	8,461
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.854	1.913	—
	2015	1.912	1.854	—
	2014	1.841	1.912	—
	2013	1.723	1.841	69
	2012	1.540	1.723	221
	2011	1.487	1.540	193,512
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.590	2.811	—
	2012	2.483	2.590	—
	2011	2.649	2.483	90,274
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.099	2.251	4
	2019	1.959	2.099	4
	2018	1.987	1.959	4
	2017	1.924	1.987	4
	2016	1.898	1.924	4
	2015	1.921	1.898	4
	2014	1.866	1.921	4
	2013	1.925	1.866	64
	2012	1.783	1.925	18,692
	2011	1.749	1.783	1,024,401
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.285	2.302	—
	2015	2.312	2.285	—
	2014	2.105	2.312	—
	2013	1.601	2.105	—
	2012	1.465	1.601	—
	2011	1.553	1.465	57,813
51

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.555	2.622	—
	2015	2.619	2.555	—
	2014	2.535	2.619	—
	2013	2.526	2.535	47
	2012	2.291	2.526	47
	2011	2.237	2.291	286,182
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.177	2.213	1,416
	2019	1.742	2.177	1,416
	2018	1.940	1.742	1,416
	2017	1.679	1.940	1,416
	2016	1.466	1.679	1,416
	2015	1.539	1.466	1,416
	2014	1.375	1.539	3,351
	2013	1.040	1.375	8,662
	2012	0.892	1.040	24,625
	2011	0.941	0.892	2,155,714
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.904	1.938	—
	2019	1.522	1.904	—
	2018	1.694	1.522	—
	2017	1.464	1.694	—
	2016	1.277	1.464	—
	2015	1.339	1.277	—
	2014	1.224	1.339	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.428	2.583	—
	2019	1.906	2.428	—
	2018	2.146	1.906	—
	2017	1.984	2.146	—
	2016	1.739	1.984	—
	2015	1.933	1.739	—
	2014	1.785	1.933	—
	2013	1.386	1.785	—
	2012	1.223	1.386	4,657
	2011	1.285	1.223	364,708
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.174	2.333	—
	2019	2.004	2.174	—
	2018	2.035	2.004	—
	2017	1.978	2.035	—
	2016	1.942	1.978	—
	2015	1.954	1.942	—
	2014	1.846	1.954	16,579
	2013	1.883	1.846	17,006
	2012	1.772	1.883	27,419
	2011	1.683	1.772	368,174
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.129	5.739	112
	2019	3.146	4.129	112
	2018	3.108	3.146	112
	2017	2.349	3.108	112
	2016	2.375	2.349	112
	2015	2.262	2.375	112
	2014	2.102	2.262	2,313
	2013	1.585	2.102	14,990
	2012	1.403	1.585	62,289
	2011	1.559	1.403	740,968
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.141	1.131	5,497
	2019	1.132	1.141	5,497
	2018	1.127	1.132	5,497
	2017	1.133	1.127	6,376
	2016	1.144	1.133	6,376
	2015	1.158	1.144	9,133
	2014	1.172	1.158	10,033
	2013	1.186	1.172	64,312
	2012	1.200	1.186	247,430
	2011	1.215	1.200	4,877,946
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.591	1.721	—
52

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.441	1.591	—
	2018	1.498	1.441	—
	2017	1.417	1.498	—
	2016	1.372	1.417	—
	2015	1.397	1.372	—
	2014	1.353	1.397	—
	2013	1.313	1.353	—
	2012	1.218	1.313	—
	2011	1.193	1.218	341,086
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.713	1.879	—
	2019	1.500	1.713	—
	2018	1.588	1.500	—
	2017	1.452	1.588	—
	2016	1.385	1.452	—
	2015	1.417	1.385	—
	2014	1.367	1.417	873
	2013	1.247	1.367	873
	2012	1.133	1.247	873
	2011	1.134	1.133	443,817
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.813	2.039	—
	2019	1.536	1.813	—
	2018	1.656	1.536	—
	2017	1.461	1.656	—
	2016	1.381	1.461	—
	2015	1.415	1.381	—
	2014	1.363	1.415	874
	2013	1.170	1.363	874
	2012	1.045	1.170	874
	2011	1.073	1.045	298,314
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.893	2.181	1,559
	2019	1.549	1.893	1,559
	2018	1.706	1.549	1,559
	2017	1.449	1.706	1,559
	2016	1.356	1.449	1,559
	2015	1.396	1.356	1,559
	2014	1.342	1.396	2,463
	2013	1.093	1.342	2,463
	2012	0.959	1.093	2,463
	2011	1.008	0.959	688,664
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.740	3.012	1
	2019	2.118	2.740	1
	2018	2.145	2.118	1
	2017	1.823	2.145	1
	2016	1.719	1.823	1
	2015	1.699	1.719	1
	2014	1.554	1.699	1
	2013	1.177	1.554	2,825
	2012	1.055	1.177	9,357
	2011	1.113	1.055	531,533
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.871	2.063	—
	2012	1.638	1.871	20,473
	2011	1.768	1.638	194,836
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.612	2.096	—
	2019	1.227	1.612	—
	2018	1.318	1.227	—
	2017	1.066	1.318	—
	2016	1.024	1.066	—
	2015	1.009	1.024	—
	2014	0.919	1.009	—
	2013	0.701	0.919	46,643
	2012	0.640	0.701	47,525
	2011	0.669	0.640	719,971
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.670	4.126	—
53

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.040	2.670	—
	2018	2.062	2.040	—
	2017	1.523	2.062	48
	2016	1.544	1.523	48
	2015	1.413	1.544	48
	2014	1.315	1.413	48
	2013	0.974	1.315	48
	2012	0.853	0.974	968
	2011	0.861	0.853	74,362
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.894	2.006	—
	2019	1.764	1.894	—
	2018	1.789	1.764	—
	2017	1.753	1.789	—
	2016	1.734	1.753	—
	2015	1.750	1.734	—
	2014	1.674	1.750	—
	2013	1.735	1.674	—
	2012	1.690	1.735	5,595
	2011	1.591	1.690	812,298
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.946	1.027	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.325	1.412	81
	2019	1.100	1.325	81
	2018	1.293	1.100	81
	2017	1.047	1.293	81
	2016	1.046	1.047	81
	2015	1.070	1.046	81
	2014	1.152	1.070	81
	2013	0.957	1.152	81
	2012	0.819	0.957	81
	2011	0.947	0.819	381,641
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	2.969	3.509	—
	2019	2.392	2.969	—
	2018	2.719	2.392	—
	2017	2.400	2.719	—
	2016	2.002	2.400	—
	2015	2.117	2.002	—
	2014	2.040	2.117	—
	2013	1.490	2.040	—
	2012	1.296	1.490	766
	2011	1.368	1.296	502,270
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.882	3.363	131
	2019	2.224	2.882	131
	2018	2.360	2.224	131
	2017	1.965	2.360	131
	2016	1.781	1.965	131
	2015	1.781	1.781	131
	2014	1.590	1.781	131
	2013	1.219	1.590	62,858
	2012	1.066	1.219	68,210
	2011	1.059	1.066	1,644,108
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	4.016	4.346	229
	2019	3.383	4.016	229
	2018	3.634	3.383	229
	2017	3.277	3.634	239
	2016	3.043	3.277	239
	2015	3.091	3.043	239
	2014	2.885	3.091	239
	2013	2.459	2.885	239
	2012	2.235	2.459	13,072
	2011	2.213	2.235	939,324
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.308	3.398	9
54

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.573	3.308	9
	2018	2.895	2.573	9
	2017	2.483	2.895	9
	2016	2.197	2.483	9
	2015	2.227	2.197	9
	2014	2.034	2.227	9
	2013	1.516	2.034	9
	2012	1.316	1.516	3,771
	2011	1.320	1.316	363,041
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.514	6.816	—
	2019	4.304	5.514	—
	2018	4.669	4.304	—
	2017	4.082	4.669	—
	2016	3.481	4.082	—
	2015	3.503	3.481	—
	2014	3.545	3.503	—
	2013	2.831	3.545	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.313	4.473	—
	2019	2.567	3.313	—
	2018	2.629	2.567	—
	2017	1.993	2.629	—
	2016	1.987	1.993	—
	2015	1.820	1.987	—
	2014	1.692	1.820	—
	2013	1.234	1.692	—
	2012	1.053	1.234	180
	2011	1.080	1.053	396,069
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	4.027	4.936	29
	2019	3.068	4.027	29
	2018	3.332	3.068	29
	2017	2.752	3.332	29
	2016	2.498	2.752	29
	2015	2.467	2.498	29
	2014	2.342	2.467	17,754
	2013	1.644	2.342	63,825
	2012	1.435	1.644	86,178
	2011	1.432	1.435	1,269,161
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.126	2.246	—
	2019	1.879	2.126	—
	2018	1.977	1.879	—
	2017	1.849	1.977	—
	2016	1.778	1.849	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.780	1.780	—
	2019	1.780	1.780	—
	2018	1.780	1.780	—
	2017	1.780	1.780	—
	2016	1.725	1.780	—
	2015	1.781	1.725	—
	2014	1.712	1.781	—
	2013	1.719	1.712	7,399
	2012	1.563	1.719	7,538
	2011	1.540	1.563	79,484
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.348	1.404	38
	2019	1.285	1.348	38
	2018	1.286	1.285	38
	2017	1.275	1.286	38
	2016	1.272	1.275	38
	2015	1.278	1.272	38
	2014	1.256	1.278	38
	2013	1.279	1.256	10,500
	2012	1.250	1.279	27,206
	2011	1.198	1.250	551,113
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.702	4.764	—
55

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.854	3.702	—
	2018	3.094	2.854	—
	2017	2.576	3.094	—
	2016	2.420	2.576	—
	2015	2.439	2.420	—
	2014	2.211	2.439	—
	2013	1.708	2.211	342
	2012	1.489	1.708	21,446
	2011	1.550	1.489	1,306,030
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.243	3.586	154
	2015	3.336	3.243	154
	2014	3.185	3.336	154
	2013	2.372	3.185	154
	2012	2.096	2.372	47,081
	2011	2.379	2.096	1,095,112
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.745	1.796	296
	2015	1.814	1.745	296
	2014	1.709	1.814	296
	2013	1.252	1.709	313
	2012	1.143	1.252	638
	2011	1.215	1.143	296,821
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.680	4.261	79
	2019	2.939	3.680	79
	2018	3.533	2.939	79
	2017	2.547	3.533	79
	2016	2.195	2.547	79
	2015	2.763	2.195	79
	2014	3.052	2.763	79
	2013	3.118	3.052	79
	2012	2.789	3.118	757
	2011	3.354	2.789	403,575
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.694	1.654	—
	2019	1.523	1.694	—
	2018	1.823	1.523	—
	2017	1.581	1.823	—
	2016	1.493	1.581	—
	2015	1.616	1.493	—
	2014	1.840	1.616	—
	2013	1.515	1.840	13
	2012	1.297	1.515	16,335
	2011	1.468	1.297	627,988
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	2.016	2.374	512
	2019	1.510	2.016	512
	2018	1.538	1.510	512
	2017	1.225	1.538	512
	2016	1.106	1.225	512
	2015	1.079	1.106	512
	2014	0.973	1.079	512
	2013	0.745	0.973	512
	2012	0.645	0.745	9,786
	2011	0.664	0.645	997,489
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.293	2.819	22
	2015	2.572	2.293	22
	2014	2.559	2.572	22
	2013	1.929	2.559	13,477
	2012	1.693	1.929	22,355
	2011	1.845	1.693	258,834
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	2.975	3.257	—
56

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.632	2.975	—
	2018	2.765	2.632	—
	2017	2.610	2.765	15
	2016	2.447	2.610	15
	2015	2.496	2.447	15
	2014	2.336	2.496	733
	2013	2.359	2.336	743
	2012	2.086	2.359	14,669
	2011	2.007	2.086	316,517
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.133	2.390	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.759	3.218	1,657
	2019	2.233	2.759	1,657
	2018	2.466	2.233	1,657
	2017	2.146	2.466	1,745
	2016	2.146	2.146	1,745
	2015	2.210	2.146	1,745
	2014	1.858	2.210	1,745
	2013	1.272	1.858	1,849
	2012	1.085	1.272	129,939
	2011	1.071	1.085	3,332,686
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.214	1.222	—
	2013	0.930	1.214	13,058
	2012	0.819	0.930	26,443
	2011	0.883	0.819	1,337,263
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.849	4.365	—
	2019	2.999	3.849	—
	2018	3.090	2.999	—
	2017	2.616	3.090	59
	2016	2.412	2.616	59
	2015	2.402	2.412	59
	2014	2.190	2.402	59
	2013	1.705	2.190	59
	2012	1.489	1.705	6,293
	2011	1.468	1.489	778,350
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.296	3.507	121
	2019	2.535	3.296	121
	2018	2.697	2.535	121
	2017	2.290	2.697	121
	2016	2.016	2.290	121
	2015	2.132	2.016	121
	2014	1.899	2.132	121
	2013	1.526	1.899	180
	2012	1.353	1.526	292
	2011	1.269	1.353	405,804
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.478	7.076	30
	2019	4.195	5.478	30
	2018	4.245	4.195	30
	2017	3.416	4.245	30
	2016	3.219	3.416	30
	2015	2.968	3.219	30
	2014	2.635	2.968	30
	2013	1.934	2.635	30
	2012	1.627	1.934	2,250
	2011	1.657	1.627	333,536
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.670	3.817	174
	2019	2.882	3.670	174
	2018	3.201	2.882	174
	2017	2.821	3.201	174
	2016	2.527	2.821	174
	2015	2.633	2.527	174
	2014	2.385	2.633	174
	2013	1.824	2.385	174
	2012	1.584	1.824	5,427
	2011	1.528	1.584	363,040
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.918	5.546	—
57

UGVA — Separate Account Charges 1.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.126	3.918	—
	2018	3.059	3.126	—
	2017	2.491	3.059	—
	2016	2.383	2.491	—
	2015	2.522	2.383	—
	2014	2.452	2.522	—
	2013	1.688	2.452	1,986
	2012	1.430	1.688	4,338
	2011	1.428	1.430	195,286
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.505	1.537	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	2.935	3.112	—
	2019	2.597	2.935	—
	2018	2.735	2.597	—
	2017	2.548	2.735	—
	2016	2.231	2.548	—
	2015	2.398	2.231	—
	2014	2.455	2.398	—
	2013	2.338	2.455	—
	2012	2.000	2.338	3,179
	2011	1.990	2.000	308,755
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.557	3.106	—
	2019	2.043	2.557	—
	2018	2.087	2.043	—
	2017	1.809	2.087	—
	2016	1.724	1.809	—
	2015	1.775	1.724	—
	2014	1.643	1.775	—
	2013	1.401	1.643	—
	2012	1.281	1.401	112
	2011	1.297	1.281	172,264

UGVA — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2020	3.610	4.649	246,777
	2019	2.704	3.610	269,000
	2018	3.011	2.704	327,211
	2017	2.320	3.011	569,911
	2016	2.336	2.320	693,084
	2015	2.213	2.336	957,450
	2014	2.192	2.213	1,476,405
	2013	1.719	2.192	2,166,690
	2012	1.421	1.719	2,662,265
	2011	1.580	1.421	4,633,360
American Funds Growth Subaccount (Class 2) (5/04)	2020	3.722	5.588	429,605
	2019	2.884	3.722	527,389
	2018	2.929	2.884	720,267
	2017	2.313	2.929	1,016,595
	2016	2.140	2.313	1,297,675
	2015	2.029	2.140	1,631,034
	2014	1.894	2.029	2,277,286
	2013	1.475	1.894	3,133,258
	2012	1.268	1.475	3,869,231
	2011	1.342	1.268	7,135,632
American Funds Growth-Income Subaccount (Class 2) (5/04)	2020	3.019	3.384	424,084
58

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.425	3.019	513,020
	2018	2.501	2.425	808,203
	2017	2.071	2.501	1,070,358
	2016	1.881	2.071	1,294,259
	2015	1.878	1.881	1,399,537
	2014	1.720	1.878	1,921,984
	2013	1.305	1.720	2,640,902
	2012	1.126	1.305	2,935,993
	2011	1.162	1.126	4,705,041
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2020	3.443	3.667	76,057
	2019	3.029	3.443	76,918
	2018	3.146	3.029	93,461
	2017	2.946	3.146	122,588
	2016	2.609	2.946	147,278
	2015	2.743	2.609	157,691
	2014	2.685	2.743	478,324
	2013	2.475	2.685	624,970
	2012	2.145	2.475	756,588
	2011	2.117	2.145	1,007,187
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2020	1.881	2.208	733,496
	2019	1.495	1.881	770,932
	2018	1.684	1.495	880,288
	2017	1.388	1.684	1,036,168
	2016	1.290	1.388	1,247,512
	2015	1.334	1.290	1,352,276
	2014	1.286	1.334	1,677,550
	2013	1.006	1.286	2,321,706
	2012	0.873	1.006	2,897,181
	2011	1.019	0.873	4,319,390
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2020	3.413	3.351	265,699
	2019	2.685	3.413	289,597
	2018	3.210	2.685	323,438
	2017	2.911	3.210	399,547
	2016	2.247	2.911	568,780
	2015	2.406	2.247	891,702
	2014	2.397	2.406	1,319,905
	2013	1.833	2.397	1,702,219
	2012	1.574	1.833	2,209,731
	2011	1.752	1.574	3,770,904
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2020	2.521	3.039	117,557
	2019	1.938	2.521	125,371
	2018	2.095	1.938	145,744
	2017	1.741	2.095	143,425
	2016	1.628	1.741	259,888
	2015	1.579	1.628	303,262
	2014	1.408	1.579	287,724
	2013	1.063	1.408	499,545
	2012	0.949	1.063	711,965
	2011	0.959	0.949	835,598
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2020	1.449	1.362	240,897
	2019	1.173	1.449	302,072
	2018	1.297	1.173	400,929
	2017	1.184	1.297	463,542
	2016	1.186	1.184	606,309
	2015	1.216	1.186	953,953
	2014	1.084	1.216	1,520,393
	2013	1.058	1.084	1,936,256
	2012	0.849	1.058	2,393,068
	2011	0.908	0.849	3,803,428
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.819	3.981	—
	2013	2.996	3.819	3,957,013
	2012	2.472	2.996	5,355,311
	2011	2.702	2.472	8,570,438
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2020	2.684	2.791	355,497
59

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.178	2.684	449,370
	2018	2.893	2.178	520,332
	2017	2.241	2.893	607,203
	2016	2.094	2.241	771,973
	2015	2.217	2.094	956,228
	2014	2.377	2.217	1,218,441
	2013	1.841	2.377	1,559,038
	2012	1.441	1.841	1,959,005
	2011	1.697	1.441	3,624,797
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2020	3.264	3.206	97,478
	2019	2.647	3.264	93,990
	2018	3.052	2.647	93,267
	2017	2.620	3.052	105,356
	2016	2.263	2.620	184,104
	2015	2.438	2.263	222,385
	2014	2.260	2.438	313,134
	2013	1.691	2.260	299,795
	2012	1.445	1.691	491,621
	2011	1.486	1.445	887,062
BHFTI Invesco Global Equity Subaccount (Class E) (5/11)	2013	2.338	2.485	—
	2012	1.936	2.338	3,179,438
	2011	2.348	1.936	5,573,159
BHFTI Invesco Global Equity Subaccount (Class E) (4/13)	2020	1.801	2.271	1,817,426
	2019	1.386	1.801	2,218,995
	2018	1.615	1.386	2,777,917
	2017	1.195	1.615	3,400,194
	2016	1.207	1.195	3,914,760
	2015	1.175	1.207	4,664,861
	2014	1.165	1.175	5,692,328
	2013	1.015	1.165	6,757,419
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2020	5.690	7.444	1,432,933
	2019	4.655	5.690	1,691,740
	2018	5.061	4.655	1,896,026
	2017	4.319	5.061	2,081,689
	2016	4.249	4.319	2,568,735
	2015	4.475	4.249	2,871,611
	2014	3.969	4.475	3,516,432
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.833	1.890	—
	2015	1.892	1.833	186,633
	2014	1.824	1.892	182,278
	2013	1.708	1.824	284,445
	2012	1.529	1.708	376,922
	2011	1.477	1.529	725,588
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.552	2.768	—
	2012	2.448	2.552	689,634
	2011	2.614	2.448	1,472,819
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2020	2.060	2.207	710,173
	2019	1.925	2.060	664,617
	2018	1.954	1.925	880,002
	2017	1.895	1.954	919,456
	2016	1.871	1.895	1,155,063
	2015	1.895	1.871	1,852,917
	2014	1.843	1.895	2,264,639
	2013	1.903	1.843	2,866,776
	2012	1.765	1.903	4,238,065
	2011	1.733	1.765	6,434,557
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.257	2.272	—
	2015	2.285	2.257	957
	2014	2.082	2.285	2,094
	2013	1.585	2.082	6,031
	2012	1.452	1.585	50,362
	2011	1.541	1.452	192,178
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.496	2.561	—
60

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.562	2.496	433,581
	2014	2.482	2.562	631,353
	2013	2.476	2.482	862,344
	2012	2.247	2.476	1,040,037
	2011	2.197	2.247	1,537,711
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2020	2.147	2.180	1,444,444
	2019	1.720	2.147	1,771,670
	2018	1.918	1.720	1,879,686
	2017	1.661	1.918	2,145,115
	2016	1.452	1.661	2,614,639
	2015	1.525	1.452	2,980,497
	2014	1.364	1.525	3,709,319
	2013	1.033	1.364	4,628,960
	2012	0.887	1.033	5,887,235
	2011	0.936	0.887	10,810,815
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2020	1.874	1.905	380,147
	2019	1.499	1.874	401,259
	2018	1.671	1.499	476,299
	2017	1.446	1.671	511,093
	2016	1.262	1.446	744,410
	2015	1.325	1.262	1,108,198
	2014	1.212	1.325	1,381,123
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2020	2.391	2.540	49,453
	2019	1.878	2.391	77,788
	2018	2.117	1.878	121,711
	2017	1.959	2.117	129,486
	2016	1.719	1.959	155,510
	2015	1.913	1.719	241,920
	2014	1.767	1.913	477,612
	2013	1.374	1.767	558,522
	2012	1.214	1.374	593,212
	2011	1.277	1.214	1,324,942
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2020	2.121	2.273	315,478
	2019	1.956	2.121	317,414
	2018	1.989	1.956	351,914
	2017	1.936	1.989	437,345
	2016	1.902	1.936	650,900
	2015	1.915	1.902	554,729
	2014	1.812	1.915	761,675
	2013	1.850	1.812	879,988
	2012	1.743	1.850	1,519,095
	2011	1.657	1.743	2,500,569
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2020	4.019	5.580	617,407
	2019	3.065	4.019	848,936
	2018	3.032	3.065	1,057,366
	2017	2.293	3.032	976,507
	2016	2.321	2.293	1,294,285
	2015	2.213	2.321	1,397,566
	2014	2.058	2.213	1,874,273
	2013	1.554	2.058	2,319,449
	2012	1.376	1.554	3,437,350
	2011	1.531	1.376	7,570,122
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2020	1.116	1.104	1,204,191
	2019	1.108	1.116	1,559,154
	2018	1.104	1.108	1,915,004
	2017	1.111	1.104	2,675,277
	2016	1.123	1.111	2,828,626
	2015	1.138	1.123	3,646,113
	2014	1.152	1.138	4,882,100
	2013	1.167	1.152	6,791,316
	2012	1.183	1.167	9,383,762
	2011	1.198	1.183	21,398,194
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2020	1.569	1.696	214,989
61

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	1.423	1.569	200,018
	2018	1.480	1.423	220,264
	2017	1.402	1.480	1,016,864
	2016	1.359	1.402	1,249,224
	2015	1.385	1.359	1,297,208
	2014	1.343	1.385	1,807,618
	2013	1.305	1.343	2,183,656
	2012	1.211	1.305	3,205,012
	2011	1.188	1.211	2,990,464
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2020	1.690	1.852	55,827
	2019	1.481	1.690	59,186
	2018	1.569	1.481	58,155
	2017	1.437	1.569	194,838
	2016	1.372	1.437	319,530
	2015	1.405	1.372	518,439
	2014	1.357	1.405	745,697
	2013	1.239	1.357	1,793,497
	2012	1.126	1.239	2,347,220
	2011	1.129	1.126	2,667,434
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2020	1.788	2.009	3,086,758
	2019	1.517	1.788	6,640,696
	2018	1.637	1.517	7,182,939
	2017	1.446	1.637	9,443,960
	2016	1.367	1.446	10,038,386
	2015	1.403	1.367	11,355,917
	2014	1.353	1.403	12,683,966
	2013	1.162	1.353	16,001,032
	2012	1.039	1.162	15,254,988
	2011	1.068	1.039	15,109,022
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2020	1.867	2.149	999,626
	2019	1.529	1.867	2,936,616
	2018	1.686	1.529	4,006,268
	2017	1.433	1.686	5,199,987
	2016	1.343	1.433	7,097,299
	2015	1.384	1.343	7,132,722
	2014	1.332	1.384	8,502,340
	2013	1.086	1.332	10,628,301
	2012	0.953	1.086	10,579,837
	2011	1.004	0.953	11,809,727
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2020	2.679	2.942	100,617
	2019	2.073	2.679	149,450
	2018	2.102	2.073	246,503
	2017	1.788	2.102	346,227
	2016	1.688	1.788	551,545
	2015	1.670	1.688	508,349
	2014	1.529	1.670	806,869
	2013	1.158	1.529	1,172,881
	2012	1.040	1.158	1,562,294
	2011	1.098	1.040	3,626,884
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.835	2.022	—
	2012	1.607	1.835	2,071,583
	2011	1.737	1.607	2,765,167
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2020	1.583	2.056	1,215,489
	2019	1.206	1.583	1,318,435
	2018	1.296	1.206	1,867,947
	2017	1.049	1.296	2,101,031
	2016	1.010	1.049	2,240,899
	2015	0.995	1.010	2,529,362
	2014	0.908	0.995	3,123,390
	2013	0.693	0.908	3,533,163
	2012	0.634	0.693	4,539,462
	2011	0.663	0.634	8,084,131
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2020	2.621	4.045	1,547
62

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.004	2.621	2,118
	2018	2.028	2.004	2,118
	2017	1.500	2.028	2,118
	2016	1.521	1.500	2,118
	2015	1.394	1.521	2,179
	2014	1.299	1.394	2,179
	2013	0.962	1.299	2,748
	2012	0.844	0.962	8,232
	2011	0.853	0.844	966,333
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2020	1.858	1.966	174
	2019	1.732	1.858	174
	2018	1.758	1.732	174
	2017	1.725	1.758	184
	2016	1.707	1.725	184
	2015	1.725	1.707	8,300
	2014	1.652	1.725	8,300
	2013	1.713	1.652	8,585
	2012	1.671	1.713	9,385
	2011	1.574	1.671	732,436
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.942	1.022	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2020	1.299	1.383	15,325
	2019	1.079	1.299	15,325
	2018	1.270	1.079	15,325
	2017	1.030	1.270	15,333
	2016	1.030	1.030	15,333
	2015	1.055	1.030	15,333
	2014	1.137	1.055	15,737
	2013	0.945	1.137	17,662
	2012	0.809	0.945	21,966
	2011	0.937	0.809	717,239
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2020	2.912	3.438	25
	2019	2.348	2.912	25
	2018	2.672	2.348	25
	2017	2.361	2.672	30
	2016	1.972	2.361	30
	2015	2.087	1.972	1,319
	2014	2.013	2.087	1,319
	2013	1.472	2.013	2,111
	2012	1.282	1.472	6,447
	2011	1.354	1.282	898,070
BHFTII MetLife Stock Index Subaccount (Class A) (11/07)	2020	2.829	3.298	1,245,248
	2019	2.185	2.829	1,656,491
	2018	2.321	2.185	1,889,330
	2017	1.935	2.321	2,131,088
	2016	1.755	1.935	2,705,551
	2015	1.757	1.755	3,008,661
	2014	1.571	1.757	3,593,405
	2013	1.205	1.571	4,028,904
	2012	1.055	1.205	5,708,323
	2011	1.049	1.055	9,016,727
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2020	3.908	4.225	783,230
	2019	3.296	3.908	891,503
	2018	3.543	3.296	1,183,047
	2017	3.198	3.543	1,319,708
	2016	2.973	3.198	1,663,578
	2015	3.023	2.973	2,008,207
	2014	2.825	3.023	2,636,980
	2013	2.410	2.825	3,145,105
	2012	2.192	2.410	3,997,834
	2011	2.173	2.192	6,398,691
BHFTII MFS® Value Subaccount (Class A) (4/06)	2020	3.257	3.342	842,095
63

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.535	3.257	864,672
	2018	2.856	2.535	924,078
	2017	2.452	2.856	1,119,535
	2016	2.171	2.452	1,348,226
	2015	2.203	2.171	1,539,555
	2014	2.014	2.203	1,926,644
	2013	1.503	2.014	2,605,214
	2012	1.306	1.503	1,144,577
	2011	1.312	1.306	2,112,750
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2020	5.393	6.660	95,246
	2019	4.214	5.393	98,926
	2018	4.576	4.214	99,411
	2017	4.005	4.576	103,796
	2016	3.418	4.005	130,373
	2015	3.443	3.418	183,987
	2014	3.488	3.443	246,379
	2013	2.787	3.488	398,184
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2020	3.268	4.407	439,697
	2019	2.535	3.268	503,061
	2018	2.598	2.535	523,989
	2017	1.972	2.598	614,636
	2016	1.968	1.972	833,306
	2015	1.804	1.968	1,135,112
	2014	1.679	1.804	1,311,688
	2013	1.226	1.679	1,702,634
	2012	1.047	1.226	1,940,003
	2011	1.075	1.047	2,542,898
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2020	3.937	4.821	553,651
	2019	3.003	3.937	660,673
	2018	3.264	3.003	889,929
	2017	2.698	3.264	867,857
	2016	2.452	2.698	1,262,308
	2015	2.424	2.452	1,520,913
	2014	2.303	2.424	1,840,262
	2013	1.618	2.303	2,270,869
	2012	1.415	1.618	3,022,901
	2011	1.413	1.415	5,375,658
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2020	2.079	2.194	199,243
	2019	1.840	2.079	218,958
	2018	1.938	1.840	332,195
	2017	1.814	1.938	447,698
	2016	1.746	1.814	624,367
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11)	2020	1.747	1.747	—
	2019	1.747	1.747	—
	2018	1.747	1.747	—
	2017	1.747	1.747	—
	2016	1.694	1.747	—
	2015	1.751	1.694	1,450
	2014	1.685	1.751	1,450
	2013	1.693	1.685	1,917
	2012	1.541	1.693	15,269
	2011	1.520	1.541	367,858
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2020	1.327	1.381	449,154
	2019	1.266	1.327	444,700
	2018	1.268	1.266	492,463
	2017	1.259	1.268	623,242
	2016	1.257	1.259	1,059,850
	2015	1.264	1.257	1,269,430
	2014	1.244	1.264	1,575,440
	2013	1.268	1.244	2,135,006
	2012	1.241	1.268	2,705,000
	2011	1.190	1.241	4,375,374
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/01)	2020	3.634	4.672	185,582
64

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.805	3.634	245,489
	2018	3.044	2.805	414,795
	2017	2.536	3.044	559,652
	2016	2.385	2.536	688,330
	2015	2.406	2.385	1,165,772
	2014	2.183	2.406	1,793,128
	2013	1.689	2.183	2,309,588
	2012	1.473	1.689	2,967,387
	2011	1.535	1.473	5,164,998
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2016	3.196	3.531	700,945
	2015	3.291	3.196	862,415
	2014	3.145	3.291	1,250,029
	2013	2.345	3.145	1,829,790
	2012	2.074	2.345	2,647,200
	2011	2.356	2.074	4,581,677
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2016	1.720	1.768	164,729
	2015	1.790	1.720	248,145
	2014	1.687	1.790	304,833
	2013	1.237	1.687	514,004
	2012	1.131	1.237	853,470
	2011	1.204	1.131	1,395,992
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)	2020	3.619	4.186	71,288
	2019	2.894	3.619	72,432
	2018	3.482	2.894	127,369
	2017	2.512	3.482	137,273
	2016	2.167	2.512	161,036
	2015	2.731	2.167	209,030
	2014	3.020	2.731	394,570
	2013	3.088	3.020	611,501
	2012	2.765	3.088	857,464
	2011	3.328	2.765	1,689,050
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2020	1.667	1.627	226,474
	2019	1.501	1.667	251,092
	2018	1.798	1.501	256,107
	2017	1.561	1.798	299,198
	2016	1.476	1.561	344,068
	2015	1.599	1.476	427,065
	2014	1.823	1.599	563,754
	2013	1.502	1.823	686,703
	2012	1.287	1.502	1,211,761
	2011	1.459	1.287	2,393,096
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/00)	2020	1.977	2.325	1,510,290
	2019	1.482	1.977	1,568,526
	2018	1.511	1.482	1,686,331
	2017	1.205	1.511	1,744,885
	2016	1.089	1.205	1,938,126
	2015	1.063	1.089	2,214,272
	2014	0.959	1.063	3,402,471
	2013	0.736	0.959	3,680,523
	2012	0.637	0.736	4,760,174
	2011	0.657	0.637	7,464,584
Legg Mason Partners Equity Trust
LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)	2016	2.260	2.775	3,690
	2015	2.537	2.260	7,825
	2014	2.527	2.537	7,860
	2013	1.907	2.527	9,692
	2012	1.676	1.907	31,291
	2011	1.828	1.676	535,368
Legg Mason Partners Income Trust
LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)	2020	2.895	3.167	367,332
65

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	2.564	2.895	381,830
	2018	2.696	2.564	442,141
	2017	2.548	2.696	521,579
	2016	2.391	2.548	511,492
	2015	2.442	2.391	612,901
	2014	2.287	2.442	697,082
	2013	2.312	2.287	853,669
	2012	2.047	2.312	1,027,467
	2011	1.971	2.047	1,948,627
Templeton Growth Fund, Inc. (Class A) (8/96)	2011	2.094	2.346	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)	2020	2.706	3.152	302,027
	2019	2.192	2.706	319,404
	2018	2.423	2.192	330,037
	2017	2.110	2.423	418,898
	2016	2.113	2.110	667,400
	2015	2.178	2.113	966,025
	2014	1.833	2.178	1,351,357
	2013	1.256	1.833	1,771,099
	2012	1.072	1.256	2,204,937
	2011	1.060	1.072	8,897,041
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.203	1.210	—
	2013	0.922	1.203	1,748,257
	2012	0.812	0.922	2,047,811
	2011	0.877	0.812	3,884,818
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)	2020	3.764	4.264	513,946
	2019	2.936	3.764	654,158
	2018	3.028	2.936	738,741
	2017	2.566	3.028	1,056,842
	2016	2.368	2.566	1,256,670
	2015	2.361	2.368	1,339,316
	2014	2.155	2.361	1,585,680
	2013	1.679	2.155	1,852,830
	2012	1.467	1.679	2,263,684
	2011	1.449	1.467	4,459,451
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2020	3.225	3.427	119,103
	2019	2.483	3.225	247,133
	2018	2.644	2.483	260,791
	2017	2.247	2.644	285,052
	2016	1.980	2.247	304,207
	2015	2.096	1.980	367,738
	2014	1.869	2.096	440,684
	2013	1.504	1.869	496,877
	2012	1.334	1.504	622,756
	2011	1.252	1.334	1,566,940
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)	2020	5.360	6.916	104,959
	2019	4.108	5.360	126,833
	2018	4.162	4.108	150,100
	2017	3.352	4.162	175,071
	2016	3.162	3.352	218,652
	2015	2.918	3.162	285,168
	2014	2.593	2.918	321,680
	2013	1.906	2.593	443,350
	2012	1.604	1.906	741,953
	2011	1.636	1.604	1,499,097
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2020	3.591	3.731	55,989
	2019	2.823	3.591	72,267
	2018	3.139	2.823	108,883
	2017	2.769	3.139	126,312
	2016	2.482	2.769	183,819
	2015	2.589	2.482	342,980
	2014	2.348	2.589	408,652
	2013	1.797	2.348	577,601
	2012	1.563	1.797	979,595
	2011	1.509	1.563	2,060,472
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)	2020	3.846	5.438	57,986
66

UGVA — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2019	3.071	3.846	98,306
	2018	3.008	3.071	110,976
	2017	2.452	3.008	162,334
	2016	2.348	2.452	192,923
	2015	2.488	2.348	335,834
	2014	2.421	2.488	374,181
	2013	1.668	2.421	439,884
	2012	1.415	1.668	573,052
	2011	1.414	1.415	949,874
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)	2011	1.485	1.516	—
LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)	2020	2.869	3.040	143,888
	2019	2.541	2.869	167,199
	2018	2.680	2.541	174,394
	2017	2.499	2.680	216,328
	2016	2.190	2.499	242,260
	2015	2.356	2.190	275,841
	2014	2.415	2.356	338,987
	2013	2.302	2.415	420,993
	2012	1.971	2.302	865,669
	2011	1.963	1.971	1,518,947
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2020	2.517	3.055	19,961
	2019	2.013	2.517	19,188
	2018	2.059	2.013	17,719
	2017	1.786	2.059	17,808
	2016	1.704	1.786	32,803
	2015	1.756	1.704	43,954
	2014	1.627	1.756	149,260
	2013	1.389	1.627	207,538
	2012	1.271	1.389	275,590
	2011	1.288	1.271	645,319
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2020.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2020 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.
67

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust - MFS® Value Portfolio merged into Met Investors Series Trust - MFS® Value Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio-Class F and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.
Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
68

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
69

Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. – Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Templeton Growth Fund, Inc. – Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
70

Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is no longer available as a funding option.
71

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the financial statements of the Company are included herein.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.
72
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account QPN for Variable Annuities
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account QPN for Variable Annuities (the "Separate
Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the
Company as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2020

                                                                                                                 BHFTI AMERICAN
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     FUNDS(R) BALANCED
                                                GLOBAL GROWTH            GROWTH             GROWTH-INCOME          ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............   $         3,721,110   $         5,273,073   $         3,417,523   $         1,468,517
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................             3,721,110             5,273,073             3,417,523             1,468,517
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    60                    75                    47                    45
   Due to Brighthouse Life Insurance
     Company..............................                   131                   230                   135                    70
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   191                   305                   182                   115
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $         3,720,919   $         5,272,768   $         3,417,341   $         1,468,402
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         3,720,919   $         5,272,768   $         3,417,341   $         1,468,402
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                           BHFTI AMERICAN       BHFTI AMERICAN
                                           FUNDS(R) GROWTH     FUNDS(R) MODERATE     BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                             ALLOCATION           ALLOCATION           HIGH YIELD       ASSET ALLOCATION 100
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         1,490,114  $           476,269  $           852,421  $         2,663,885
                                         -------------------  -------------------  -------------------  --------------------
       Total Assets....................            1,490,114              476,269              852,421            2,663,885
                                         -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   62                   41                   43                   39
   Due to Brighthouse Life Insurance
     Company...........................                   92                   63                   69                   63
                                         -------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                  154                  104                  112                  102
                                         -------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $         1,489,960  $           476,165  $           852,309  $         2,663,783
                                         ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,489,960  $           476,165  $           852,309  $         2,663,783
                                         ===================  ===================  ===================  ====================

                                                              BHFTI BRIGHTHOUSE/   BHFTI BRIGHTHOUSE/
                                          BHFTI BRIGHTHOUSE    ABERDEEN EMERGING    WELLINGTON LARGE        BHFTI CLARION
                                           SMALL CAP VALUE      MARKETS EQUITY        CAP RESEARCH       GLOBAL REAL ESTATE
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $         1,794,523  $           511,952  $           519,440  $           805,313
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................            1,794,523              511,952              519,440              805,313
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   69                   34                   57                   86
   Due to Brighthouse Life Insurance
     Company...........................                   99                   72                  104                   65
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                  168                  106                  161                  151
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $         1,794,355  $           511,846  $           519,279  $           805,162
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,794,355  $           511,846  $           519,279  $           805,162
                                         ===================  ===================  ===================  ===================

                                             BHFTI HARRIS
                                                OAKMARK           BHFTI INVESCO
                                             INTERNATIONAL          COMSTOCK
                                              SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------

ASSETS:
   Investments at fair value...........  $         1,580,885  $           426,132
                                         -------------------  -------------------
       Total Assets....................            1,580,885              426,132
                                         -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   67                   58
   Due to Brighthouse Life Insurance
     Company...........................                  106                   87
                                         -------------------  -------------------
       Total Liabilities...............                  173                  145
                                         -------------------  -------------------

NET ASSETS.............................  $         1,580,712  $           425,987
                                         ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,580,712  $           425,987
                                         ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

          BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                                                                                              BHFTI
                                            BHFTI INVESCO        BHFTI INVESCO      BHFTI JPMORGAN        LOOMIS SAYLES
                                            GLOBAL EQUITY      SMALL CAP GROWTH     SMALL CAP VALUE          GROWTH
                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value...........  $        9,435,786  $           268,881  $           335,177  $       16,961,638
                                         ------------------  -------------------  -------------------  ------------------
       Total Assets....................           9,435,786              268,881              335,177          16,961,638
                                         ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees........................                  48                   52                   84                  53
   Due to Brighthouse Life Insurance
     Company...........................                 154                  131                   78                  74
                                         ------------------  -------------------  -------------------  ------------------
       Total Liabilities...............                 202                  183                  162                 127
                                         ------------------  -------------------  -------------------  ------------------

NET ASSETS.............................  $        9,435,584  $           268,698  $           335,015  $       16,961,511
                                         ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $        9,435,584  $           268,698  $           335,015  $       16,961,511
                                         ==================  ===================  ===================  ==================

                                            BHFTI MFS(R)          BHFTI PIMCO
                                              RESEARCH             INFLATION           BHFTI PIMCO     BHFTI T. ROWE PRICE
                                            INTERNATIONAL       PROTECTED BOND        TOTAL RETURN       LARGE CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                         -------------------  ------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $           420,899  $          635,337  $         2,713,248  $         8,770,718
                                         -------------------  ------------------  -------------------  -------------------
       Total Assets....................              420,899             635,337            2,713,248            8,770,718
                                         -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   30                  57                   70                  168
   Due to Brighthouse Life Insurance
     Company...........................                   50                  56                   83                  227
                                         -------------------  ------------------  -------------------  -------------------
       Total Liabilities...............                   80                 113                  153                  395
                                         -------------------  ------------------  -------------------  -------------------

NET ASSETS.............................  $           420,819  $          635,224  $         2,713,095  $         8,770,323
                                         ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $           420,819  $          635,224  $         2,713,095  $         8,770,323
                                         ===================  ==================  ===================  ===================

                                            BHFTI VICTORY
                                              SYCAMORE         BHFTII BLACKROCK
                                            MID CAP VALUE         BOND INCOME
                                             SUBACCOUNT           SUBACCOUNT
                                         ------------------  -------------------

ASSETS:
   Investments at fair value...........  $          486,289  $         1,158,563
                                         ------------------  -------------------
       Total Assets....................             486,289            1,158,563
                                         ------------------  -------------------
LIABILITIES:
   Accrued fees........................                  62                   38
   Due to Brighthouse Life Insurance
     Company...........................                  76                  101
                                         ------------------  -------------------
       Total Liabilities...............                 138                  139
                                         ------------------  -------------------

NET ASSETS.............................  $          486,151  $         1,158,424
                                         ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          486,151  $         1,158,424
                                         ==================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                                                 BHFTII BLACKROCK
                                           BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE   BHFTII BRIGHTHOUSE
                                         CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         --------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value...........   $         7,830,152  $          4,163,578  $         1,153,014   $         1,184,827
                                         --------------------  --------------------  --------------------  -------------------
        Total Assets...................             7,830,152             4,163,578            1,153,014             1,184,827
                                         --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    68                    68                   40                    48
   Due to Brighthouse Life Insurance
     Company...........................                   177                   108                   64                    71
                                         --------------------  --------------------  --------------------  -------------------
        Total Liabilities..............                   245                   176                  104                   119
                                         --------------------  --------------------  --------------------  -------------------

NET ASSETS.............................   $         7,829,907  $          4,163,402  $         1,152,910   $         1,184,708
                                         ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         7,829,907  $          4,163,402  $         1,152,910   $         1,184,708
                                         ====================  ====================  ====================  ===================

                                                                                                            BHFTII BRIGHTHOUSE/
                                          BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE/     WELLINGTON CORE
                                          ASSET ALLOCATION 60   ASSET ALLOCATION 80   WELLINGTON BALANCED  EQUITY OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........  $         8,567,004   $          5,124,082  $            658,579   $         1,513,913
                                         --------------------  --------------------  --------------------  --------------------
        Total Assets...................            8,567,004              5,124,082               658,579             1,513,913
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                   59                     67                    35                    54
   Due to Brighthouse Life Insurance
     Company...........................                   90                    118                    78                   117
                                         --------------------  --------------------  --------------------  --------------------
        Total Liabilities..............                  149                    185                   113                   171
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................  $         8,566,855   $          5,123,897  $            658,466   $         1,513,742
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         8,566,855   $          5,123,897  $            658,466   $         1,513,742
                                         ====================  ====================  ====================  ====================

                                            BHFTII FRONTIER       BHFTII JENNISON
                                            MID CAP GROWTH            GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                         --------------------  -------------------

ASSETS:
   Investments at fair value...........  $          3,551,189  $         2,267,758
                                         --------------------  -------------------
        Total Assets...................             3,551,189            2,267,758
                                         --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    26                   46
   Due to Brighthouse Life Insurance
     Company...........................                   148                  244
                                         --------------------  -------------------
        Total Liabilities..............                   174                  290
                                         --------------------  -------------------

NET ASSETS.............................  $          3,551,015  $         2,267,468
                                         ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $          3,551,015  $         2,267,468
                                         ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                            BHFTII METLIFE
                                               AGGREGATE         BHFTII METLIFE       BHFTII METLIFE         BHFTII METLIFE
                                              BOND INDEX       MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                         -------------------  -------------------  ---------------------  -------------------

ASSETS:
   Investments at fair value...........  $            11,289  $            25,828  $            69,737    $         9,404,271
                                         -------------------  -------------------  ---------------------  -------------------
       Total Assets....................               11,289               25,828               69,737              9,404,271
                                         -------------------  -------------------  ---------------------  -------------------
LIABILITIES:
   Accrued fees........................                   60                   31                   14                     78
   Due to Brighthouse Life Insurance
     Company...........................                   41                   39                   59                    153
                                         -------------------  -------------------  ---------------------  -------------------
       Total Liabilities...............                  101                   70                   73                    231
                                         -------------------  -------------------  ---------------------  -------------------

NET ASSETS.............................  $            11,188  $            25,758  $            69,664    $         9,404,040
                                         ===================  ===================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $            11,188  $            25,758  $            69,664    $         9,404,040
                                         ===================  ===================  =====================  ===================

                                            BHFTII MFS(R)        BHFTII MFS(R)      BHFTII NEUBERGER    BHFTII T. ROWE PRICE
                                            TOTAL RETURN             VALUE           BERMAN GENESIS       LARGE CAP GROWTH
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         5,683,808  $         5,445,091  $           939,026   $         4,120,264
                                         -------------------  -------------------  -------------------  --------------------
       Total Assets....................            5,683,808            5,445,091              939,026             4,120,264
                                         -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   73                   72                   72                    45
   Due to Brighthouse Life Insurance
     Company...........................                  161                  113                  113                   122
                                         -------------------  -------------------  -------------------  --------------------
       Total Liabilities...............                  234                  185                  185                   167
                                         -------------------  -------------------  -------------------  --------------------

NET ASSETS.............................  $         5,683,574  $         5,444,906  $           938,841   $         4,120,097
                                         ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         5,683,574  $         5,444,906  $           938,841   $         4,120,097
                                         ===================  ===================  ===================  ====================

                                                                 BHFTII WESTERN
                                                                ASSET MANAGEMENT
                                         BHFTII T. ROWE PRICE    STRATEGIC BOND
                                           SMALL CAP GROWTH       OPPORTUNITIES
                                              SUBACCOUNT           SUBACCOUNT
                                         --------------------  -------------------

ASSETS:
   Investments at fair value...........   $         5,917,758  $         1,214,276
                                         --------------------  -------------------
       Total Assets....................             5,917,758            1,214,276
                                         --------------------  -------------------
LIABILITIES:
   Accrued fees........................                    62                   62
   Due to Brighthouse Life Insurance
     Company...........................                   143                  110
                                         --------------------  -------------------
       Total Liabilities...............                   205                  172
                                         --------------------  -------------------

NET ASSETS.............................   $         5,917,553  $         1,214,104
                                         ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         5,917,553  $         1,214,104
                                         ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2020

                                            BHFTII WESTERN                                                 FTVIPT FRANKLIN
                                           ASSET MANAGEMENT      FIDELITY(R) VIP      FIDELITY(R) VIP       SMALL-MID CAP
                                            U.S. GOVERNMENT        CONTRAFUND             MID CAP            GROWTH VIP
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $         1,225,922  $         5,160,932  $         5,141,026  $           562,728
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................            1,225,922            5,160,932            5,141,026              562,728
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   72                   67                   96                   74
   Due to Brighthouse Life Insurance
     Company...........................                   63                  161                  119                  152
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                  135                  228                  215                  226
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $         1,225,787  $         5,160,704  $         5,140,811  $           562,502
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,225,787  $         5,160,704  $         5,140,811  $           562,502
                                         ===================  ===================  ===================  ===================

                                          FTVIPT TEMPLETON
                                             DEVELOPING        FTVIPT TEMPLETON      JANUS HENDERSON     LMPET CLEARBRIDGE
                                             MARKETS VIP          FOREIGN VIP          ENTERPRISE         SMALL CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........  $         1,034,864  $           611,377  $         6,135,935  $             8,773
                                         -------------------  -------------------  -------------------  -------------------
       Total Assets....................            1,034,864              611,377            6,135,935                8,773
                                         -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                   92                   57                   44                   42
   Due to Brighthouse Life Insurance
     Company...........................                  146                   46                  176                   38
                                         -------------------  -------------------  -------------------  -------------------
       Total Liabilities...............                  238                  103                  220                   80
                                         -------------------  -------------------  -------------------  -------------------

NET ASSETS.............................  $         1,034,626  $           611,274  $         6,135,715  $             8,693
                                         ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,034,626  $           611,274  $         6,135,715  $             8,693
                                         ===================  ===================  ===================  ===================

                                                                     LMPVET
                                         LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                           CORPORATE BOND       AGGRESSIVE GROWTH
                                             SUBACCOUNT            SUBACCOUNT
                                         -------------------  --------------------

ASSETS:
   Investments at fair value...........  $         1,641,462   $         2,099,740
                                         -------------------  --------------------
       Total Assets....................            1,641,462             2,099,740
                                         -------------------  --------------------
LIABILITIES:
   Accrued fees........................                   39                    87
   Due to Brighthouse Life Insurance
     Company...........................                   71                   128
                                         -------------------  --------------------
       Total Liabilities...............                  110                   215
                                         -------------------  --------------------

NET ASSETS.............................  $         1,641,352   $         2,099,525
                                         ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..  $         1,641,352   $         2,099,525
                                         ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2020

                                                LMPVET                LMPVET                LMPVET                LMPVET
                                         CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value...........   $         4,788,162   $           904,342   $           992,627  $           639,673
                                         --------------------  --------------------  --------------------  --------------------
       Total Assets....................             4,788,162               904,342               992,627              639,673
                                         --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees........................                    65                    81                    57                   66
   Due to Brighthouse Life Insurance
     Company...........................                   129                   108                   191                  108
                                         --------------------  --------------------  --------------------  --------------------
       Total Liabilities...............                   194                   189                   248                  174
                                         --------------------  --------------------  --------------------  --------------------

NET ASSETS.............................   $         4,787,968   $           904,153   $           992,379  $           639,499
                                         ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         4,787,968   $           904,153   $           992,379  $           639,499
                                         ====================  ====================  ====================  ====================

                                                                     LMPVIT
                                                LMPVET            WESTERN ASSET      TAP 1919 VARIABLE
                                         CLEARBRIDGE VARIABLE    VARIABLE GLOBAL    SOCIALLY RESPONSIVE
                                           SMALL CAP GROWTH      HIGH YIELD BOND         BALANCED
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value...........   $         1,079,231  $           840,341  $           257,947
                                         --------------------  -------------------  -------------------
       Total Assets....................             1,079,231              840,341              257,947
                                         --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees........................                    88                   94                   27
   Due to Brighthouse Life Insurance
     Company...........................                   196                   91                  103
                                         --------------------  -------------------  -------------------
       Total Liabilities...............                   284                  185                  130
                                         --------------------  -------------------  -------------------

NET ASSETS.............................   $         1,078,947  $           840,156  $           257,817
                                         ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..   $         1,078,947  $           840,156  $           257,817
                                         ====================  ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                                                              BHFTI AMERICAN
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    FUNDS(R) BALANCED
                                                GLOBAL GROWTH           GROWTH            GROWTH-INCOME         ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            11,774  $            15,247  $            44,912  $            24,864
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               42,235               54,913               45,071               18,173
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (30,461)             (39,666)                (159)                6,691
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               99,144              118,661              100,681               82,458
      Realized gains (losses) on sale of
        investments........................              360,149              605,269              193,390              (9,714)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              459,293              723,930              294,071               72,744
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              451,606            1,355,995               28,246               93,389
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              910,899            2,079,925              322,317              166,133
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           880,438  $         2,040,259  $           322,158  $           172,824
                                             ===================  ===================  ===================  ===================

                                               BHFTI AMERICAN       BHFTI AMERICAN
                                               FUNDS(R) GROWTH     FUNDS(R) MODERATE     BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                                 ALLOCATION           ALLOCATION           HIGH YIELD       ASSET ALLOCATION 100
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            63,517  $             9,109  $            43,546   $            26,269
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               30,952                5,688               10,073                29,474
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               32,565                3,421               33,473               (3,205)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              306,860               22,245                   --               242,301
      Realized gains (losses) on sale of
        investments........................              122,002                  156              (5,122)                19,985
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......              428,862               22,401              (5,122)               262,286
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (66,526)               26,745               21,805               121,809
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              362,336               49,146               16,683               384,095
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           394,901  $            52,567  $            50,156   $           380,890
                                             ===================  ===================  ===================  ====================

                                                                  BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE    ABERDEEN EMERGING
                                               SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            21,663  $             8,380
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,502                5,057
                                             -------------------  -------------------
          Net investment income (loss).....                2,161                3,323
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               71,863                   --
      Realized gains (losses) on sale of
        investments........................            (157,621)                6,399
                                             -------------------  -------------------
          Net realized gains (losses)......             (85,758)                6,399
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (80,840)               99,975
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (166,598)              106,374
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (164,437)  $           109,697
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                              BHFTI BRIGHTHOUSE/                           BHFTI HARRIS
                                               WELLINGTON LARGE       BHFTI CLARION           OAKMARK          BHFTI INVESCO
                                                 CAP RESEARCH      GLOBAL REAL ESTATE      INTERNATIONAL         COMSTOCK
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             4,575  $            39,116  $            50,967  $             9,934
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                5,844               10,049               19,149                5,389
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (1,269)               29,067               31,818                4,545
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               29,962               17,118               39,610               28,819
      Realized gains (losses) on sale of
        investments........................                5,549             (44,917)            (193,642)                6,857
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               35,511             (27,799)            (154,032)               35,676
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               57,496            (108,354)               72,928             (71,502)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               93,007            (136,153)             (81,104)             (35,826)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            91,738  $         (107,086)  $          (49,286)  $          (31,281)
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                BHFTI INVESCO        BHFTI INVESCO       BHFTI JPMORGAN        LOOMIS SAYLES
                                                GLOBAL EQUITY      SMALL CAP GROWTH      SMALL CAP VALUE          GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           64,444  $               214  $             4,675  $           130,893
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             109,895                3,001                4,279              202,841
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (45,451)              (2,787)                  396             (71,948)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              21,359               13,662                   --            5,452,749
      Realized gains (losses) on sale of
        investments........................             417,888               10,689             (85,437)              100,226
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             439,247               24,351             (85,437)            5,552,975
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           1,610,546               89,302               91,967          (1,352,372)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,049,793              113,653                6,530            4,200,603
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,004,342  $           110,866  $             6,926  $         4,128,655
                                             ==================  ===================  ===================  ===================

                                                 BHFTI MFS(R)          BHFTI PIMCO
                                                   RESEARCH             INFLATION
                                                 INTERNATIONAL       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             7,344  $            18,522
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                3,702                7,756
                                             -------------------  -------------------
          Net investment income (loss).....                3,642               10,766
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               11,338                   --
      Realized gains (losses) on sale of
        investments........................                  216                   79
                                             -------------------  -------------------
          Net realized gains (losses)......               11,554                   79
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               27,579               49,078
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               39,133               49,157
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            42,775  $            59,923
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                                            BHFTI VICTORY
                                                  BHFTI PIMCO      BHFTI T. ROWE PRICE        SYCAMORE         BHFTII BLACKROCK
                                                 TOTAL RETURN        LARGE CAP VALUE        MID CAP VALUE         BOND INCOME
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            100,399  $           194,148  $             6,528  $             38,072
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                33,859              103,917                6,112                13,524
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                66,540               90,231                  416                24,548
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              633,672               27,534                    --
      Realized gains (losses) on sale of
        investments........................                52,435            (241,071)             (46,528)                12,605
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                52,435              392,601             (18,994)                12,605
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                67,397            (561,526)              (1,584)                38,607
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               119,832            (168,925)             (20,578)                51,212
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            186,372  $          (78,694)  $          (20,162)  $             75,760
                                             ====================  ===================  ===================  ====================

                                                                    BHFTII BLACKROCK
                                               BHFTII BLACKROCK        ULTRA-SHORT       BHFTII BRIGHTHOUSE   BHFTII BRIGHTHOUSE
                                             CAPITAL APPRECIATION       TERM BOND        ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                 --  $            89,140  $             22,318  $            29,956
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                97,190               56,337                11,212               13,972
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (97,190)               32,803                11,106               15,984
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               901,558                   --                17,358               52,520
      Realized gains (losses) on sale of
        investments........................               963,316                8,521               (1,395)               18,166
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             1,864,874                8,521                15,963               70,686
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               701,290             (82,856)                45,743               15,756
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,566,164             (74,335)                61,706               86,442
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,468,974  $          (41,532)  $             72,812  $           102,426
                                             ====================  ===================  ====================  ===================

                                              BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           169,922   $            104,283
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              112,834                 68,229
                                             --------------------  --------------------
           Net investment income (loss)....               57,088                 36,054
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              537,654                539,016
      Realized gains (losses) on sale of
        investments........................               24,304                382,143
                                             --------------------  --------------------
           Net realized gains (losses).....              561,958                921,159
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              129,887              (271,632)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              691,845                649,527
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           748,933   $            685,581
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                   BHFTII BRIGHTHOUSE/
                                             BHFTII BRIGHTHOUSE/     WELLINGTON CORE      BHFTII FRONTIER      BHFTII JENNISON
                                             WELLINGTON BALANCED  EQUITY OPPORTUNITIES    MID CAP GROWTH           GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            13,662   $            22,110  $                --  $             4,351
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                7,718                17,758               41,814               22,881
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                5,944                 4,352             (41,814)             (18,530)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               26,817               147,745              349,169              220,398
      Realized gains (losses) on sale of
        investments........................               22,738                11,961              155,712              153,650
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               49,555               159,706              504,881              374,048
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               41,844              (60,542)              398,077              533,389
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               91,399                99,164              902,958              907,437
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            97,343   $           103,516  $           861,144  $           888,907
                                             ===================  ====================  ===================  ===================

                                                BHFTII METLIFE
                                                   AGGREGATE         BHFTII METLIFE       BHFTII METLIFE         BHFTII METLIFE
                                                  BOND INDEX       MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $               330  $               690  $               721    $           159,134
                                             -------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  110                  294                  760                112,385
                                             -------------------  -------------------  ---------------------  -------------------
          Net investment income (loss).....                  220                  396                 (39)                 46,749
                                             -------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  113                3,027                530,089
      Realized gains (losses) on sale of
        investments........................                    2                  (9)                   71                519,510
                                             -------------------  -------------------  ---------------------  -------------------
          Net realized gains (losses)......                    2                  104                3,098              1,049,599
                                             -------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  433                1,065                7,551                 70,845
                                             -------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  435                1,169               10,649              1,120,444
                                             -------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               655  $             1,565  $            10,610    $         1,167,193
                                             ===================  ===================  =====================  ===================

                                                 BHFTII MFS(R)        BHFTII MFS(R)
                                                 TOTAL RETURN             VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           125,102  $           100,592
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               72,477               64,952
                                             -------------------  -------------------
          Net investment income (loss).....               52,625               35,640
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              234,260              317,016
      Realized gains (losses) on sale of
        investments........................               81,196             (15,138)
                                             -------------------  -------------------
          Net realized gains (losses)......              315,456              301,878
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (1,263)            (234,031)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              314,193               67,847
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           366,818  $           103,487
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                                                                 BHFTII WESTERN
                                                                                                                ASSET MANAGEMENT
                                               BHFTII NEUBERGER   BHFTII T. ROWE PRICE  BHFTII T. ROWE PRICE     STRATEGIC BOND
                                                BERMAN GENESIS      LARGE CAP GROWTH      SMALL CAP GROWTH        OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             1,684  $               566   $                --   $            82,292
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,449               44,195                69,823                14,895
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....              (9,765)             (43,629)              (69,823)                67,397
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               66,740              277,964               599,866                    --
      Realized gains (losses) on sale of
        investments........................               46,739               56,655                91,303                15,488
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              113,479              334,619               691,169                15,488
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               80,968              781,344               460,053              (12,639)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              194,447            1,115,963             1,151,222                 2,849
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           184,682  $         1,072,334   $         1,081,399   $            70,246
                                             ===================  ====================  ====================  ===================

                                               BHFTII WESTERN                                                 FTVIPT FRANKLIN
                                              ASSET MANAGEMENT      FIDELITY(R) VIP      FIDELITY(R) VIP       SMALL-MID CAP
                                               U.S. GOVERNMENT        CONTRAFUND             MID CAP            GROWTH VIP
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            41,154  $             4,030  $            18,202  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               14,930               57,673               57,028                7,073
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               26,224             (53,643)             (38,826)              (7,073)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               27,071                   --               70,048
      Realized gains (losses) on sale of
        investments........................                5,674              314,089            (258,036)               19,134
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                5,674              341,160            (258,036)               89,182
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               21,371              930,875              824,540              150,173
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               27,045            1,272,035              566,504              239,355
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            53,269  $         1,218,392  $           527,678  $           232,282
                                             ===================  ===================  ===================  ===================

                                              FTVIPT TEMPLETON
                                                 DEVELOPING        FTVIPT TEMPLETON
                                                 MARKETS VIP          FOREIGN VIP
                                                 SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            39,155  $            18,151
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               10,868                6,876
                                             -------------------  -------------------
          Net investment income (loss).....               28,287               11,275
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               24,573                   --
      Realized gains (losses) on sale of
        investments........................                3,489             (39,768)
                                             -------------------  -------------------
          Net realized gains (losses)......               28,062             (39,768)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               66,053              (6,774)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               94,115             (46,542)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           122,402  $          (35,267)
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                                                                    LMPVET
                                                JANUS HENDERSON     LMPET CLEARBRIDGE   LMPIT WESTERN ASSET  CLEARBRIDGE VARIABLE
                                                  ENTERPRISE         SMALL CAP VALUE      CORPORATE BOND       AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $                39  $            51,621   $            14,913
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               68,013                  178               20,463                24,235
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (68,013)                (139)               31,158               (9,322)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              397,746                   26               19,010               174,644
      Realized gains (losses) on sale of
        investments........................              284,982              (3,132)               15,225                84,645
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......              682,728              (3,106)               34,235               259,289
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              269,035                1,589               73,854                50,153
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              951,763              (1,517)              108,089               309,442
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           883,750  $           (1,656)  $           139,247   $           300,120
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................   $            46,002   $            12,994   $              155    $            8,099
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                60,920                14,884               11,620                 8,923
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (14,918)               (1,890)             (11,465)                 (824)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               144,935                 8,267               35,986                64,156
      Realized gains (losses) on sale of
        investments........................               488,013               152,897               64,934                20,278
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               632,948               161,164              100,920                84,434
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (98,278)             (145,760)              135,485              (67,335)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               534,670                15,404              236,405                17,099
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           519,752   $            13,514   $          224,940    $           16,275
                                             ====================  ====================  ====================  ====================

                                                                          LMPVIT
                                                    LMPVET             WESTERN ASSET
                                             CLEARBRIDGE VARIABLE     VARIABLE GLOBAL
                                               SMALL CAP GROWTH       HIGH YIELD BOND
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --   $            33,487
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               10,527                10,621
                                             --------------------  -------------------
          Net investment income (loss).....             (10,527)                22,866
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               74,827                    --
      Realized gains (losses) on sale of
        investments........................               88,388              (19,700)
                                             --------------------  -------------------
          Net realized gains (losses)......              163,215              (19,700)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              189,426                45,770
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              352,641                26,070
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           342,114   $            48,936
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2020

                                                                                                                 TAP 1919 VARIABLE
                                                                                                                SOCIALLY RESPONSIVE
                                                                                                                     BALANCED
                                                                                                                    SUBACCOUNT
                                                                                                               ---------------------

INVESTMENT INCOME:
      Dividends.............................................................................................   $               1,760
                                                                                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges............................................................................................                   3,162
                                                                                                               ---------------------
           Net investment income (loss).....................................................................                 (1,402)
                                                                                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................................................................                  14,728
      Realized gains (losses) on sale of
         investments........................................................................................                   1,819
                                                                                                               ---------------------
           Net realized gains (losses)......................................................................                  16,547
                                                                                                               ---------------------
      Change in unrealized gains (losses)
         on investments.....................................................................................                  29,961
                                                                                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments.....................................................................................                  46,508
                                                                                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations..........................................................................   $              45,106
                                                                                                               =====================

 The accompanying notes are an integral part of these financial statements.

                                     26

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           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                     AMERICAN FUNDS(R) GLOBAL GROWTH       AMERICAN FUNDS(R) GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020              2019             2020            2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (30,461)  $       (4,294)  $      (39,666)  $      (23,280)
   Net realized gains (losses).....          459,293          378,965          723,930          805,590
   Change in unrealized gains
     (losses) on investments.......          451,606          742,756        1,355,995          549,239
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          880,438        1,117,427        2,040,259        1,331,549
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          180,044          243,047          213,776          234,252
   Net transfers (including fixed
     account)......................           20,117         (24,599)        (337,290)        (136,703)
   Contract charges................            (150)            (128)            (490)            (348)
   Transfers for contract benefits
     and terminations..............      (1,285,226)        (874,575)      (1,527,791)      (1,703,011)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,085,215)        (656,255)      (1,651,795)      (1,605,810)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (204,777)          461,172          388,464        (274,261)
NET ASSETS:
   Beginning of year...............        3,925,696        3,464,524        4,884,304        5,158,565
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,720,919  $     3,925,696  $     5,272,768  $     4,884,304
                                     ===============  ===============  ===============  ===============

                                                                            BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH-INCOME         BALANCED ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2020            2019              2020             2019
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (159)  $        18,251  $         6,691  $          7,334
   Net realized gains (losses).....          294,071          754,102           72,744           107,805
   Change in unrealized gains
     (losses) on investments.......           28,246          366,612           93,389           127,729
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          322,158        1,138,965          172,824          242,868
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          127,034          205,860           95,088           112,513
   Net transfers (including fixed
     account)......................        (191,045)        (378,359)         (51,637)            88,245
   Contract charges................             (75)            (100)             (96)              (86)
   Transfers for contract benefits
     and terminations..............      (1,406,841)      (1,366,790)        (455,367)          (16,574)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,470,927)      (1,539,389)        (412,012)          184,098
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,148,769)        (400,424)        (239,188)           426,966
NET ASSETS:
   Beginning of year...............        4,566,110        4,966,534        1,707,590         1,280,624
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $     3,417,341  $     4,566,110  $     1,468,402  $      1,707,590
                                     ===============  ===============  ===============  ================

                                          BHFTI AMERICAN FUNDS(R)           BHFTI AMERICAN FUNDS(R)
                                             GROWTH ALLOCATION                MODERATE ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020             2019              2020             2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        32,565  $        33,914  $         3,421  $         2,934
   Net realized gains (losses).....          428,862          348,560           22,401           24,349
   Change in unrealized gains
     (losses) on investments.......         (66,526)          396,748           26,745           34,429
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          394,901          779,222           52,567           61,712
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          153,863          102,693           21,329           21,871
   Net transfers (including fixed
     account)......................      (2,995,173)          271,902         (36,829)          (3,207)
   Contract charges................             (48)             (71)             (43)             (68)
   Transfers for contract benefits
     and terminations..............        (254,069)        (308,321)         (28,527)         (42,942)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,095,427)           66,203         (44,070)         (24,346)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,700,526)          845,425            8,497           37,366
NET ASSETS:
   Beginning of year...............        4,190,486        3,345,061          467,668          430,302
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,489,960  $     4,190,486  $       476,165  $       467,668
                                     ===============  ===============  ===============  ===============

                                        BHFTI BLACKROCK HIGH YIELD
                                                SUBACCOUNT
                                     --------------------------------
                                          2020             2019
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        33,473  $        43,416
   Net realized gains (losses).....          (5,122)          (5,517)
   Change in unrealized gains
     (losses) on investments.......           21,805           79,497
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           50,156          117,396
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           38,951           44,920
   Net transfers (including fixed
     account)......................           15,901         (37,745)
   Contract charges................             (16)             (15)
   Transfers for contract benefits
     and terminations..............        (141,891)        (128,938)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (87,055)        (121,778)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (36,899)          (4,382)
NET ASSETS:
   Beginning of year...............          889,208          893,590
                                     ---------------  ---------------
   End of year.....................  $       852,309  $       889,208
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE SMALL CAP VALUE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020              2019            2020              2019
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (3,205)  $         4,239  $         2,161  $       (5,985)
   Net realized gains (losses)......           262,286          321,899         (85,758)          196,920
   Change in unrealized gains
     (losses) on investments........           121,809          288,260         (80,840)          396,202
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           380,890          614,398        (164,437)           587,137
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           163,831          226,151           74,045          106,274
   Net transfers (including fixed
     account).......................              (29)         (28,395)         (49,739)           10,200
   Contract charges.................             (114)            (110)             (60)             (81)
   Transfers for contract benefits
     and terminations...............         (612,899)        (651,355)        (456,089)        (577,059)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (449,211)        (453,709)        (431,843)         (460,666)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          (68,321)          160,689        (596,280)          126,471
NET ASSETS:
   Beginning of year................         2,732,104        2,571,415        2,390,635        2,264,164
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      2,663,783  $     2,732,104  $     1,794,355  $     2,390,635
                                      ================  ===============  ===============  ================

                                              BHFTI BRIGHTHOUSE/                  BHFTI BRIGHTHOUSE/
                                       ABERDEEN EMERGING MARKETS EQUITY      WELLINGTON LARGE CAP RESEARCH
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2020             2019               2020              2019
                                       ---------------  ---------------   ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $         3,323  $         2,588   $        (1,269)  $           383
   Net realized gains (losses)......             6,399            1,513             35,511          159,241
   Change in unrealized gains
     (losses) on investments........            99,975           67,803             57,496           24,030
                                       ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           109,697           71,904             91,738          183,654
                                       ---------------  ---------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            26,187           25,208             15,509           21,518
   Net transfers (including fixed
     account).......................             2,117         (15,437)                  8               74
   Contract charges.................              (27)             (30)               (14)             (14)
   Transfers for contract benefits
     and terminations...............          (44,080)         (56,031)           (36,494)        (486,255)
                                       ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (15,803)         (46,290)           (20,991)        (464,677)
                                       ---------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets...............            93,894           25,614             70,747        (281,023)
NET ASSETS:
   Beginning of year................           417,952          392,338            448,532          729,555
                                       ---------------  ---------------   ----------------  ---------------
   End of year......................   $       511,846  $       417,952   $        519,279  $       448,532
                                       ===============  ===============   ================  ===============

                                                     BHFTI                              BHFTI
                                          CLARION GLOBAL REAL ESTATE        HARRIS OAKMARK INTERNATIONAL
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020              2019             2020              2019
                                      ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         29,067  $        32,526  $         31,818  $        26,259
   Net realized gains (losses)......          (27,799)           18,976         (154,032)           88,582
   Change in unrealized gains
     (losses) on investments........         (108,354)          235,176            72,928          328,935
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (107,086)          286,678          (49,286)          443,776
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            61,885           85,134            79,226          105,335
   Net transfers (including fixed
     account).......................          (65,781)         (47,449)         (202,288)         (42,906)
   Contract charges.................              (62)             (80)             (197)            (248)
   Transfers for contract benefits
     and terminations...............         (268,172)        (421,059)         (407,059)        (428,098)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (272,130)        (383,454)         (530,318)        (365,917)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (379,216)         (96,776)         (579,604)           77,859
NET ASSETS:
   Beginning of year................         1,184,378        1,281,154         2,160,316        2,082,457
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $        805,162  $     1,184,378  $      1,580,712  $     2,160,316
                                      ================  ===============  ================  ===============

                                                     BHFTI
                                               INVESCO COMSTOCK
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2020             2019
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          4,545  $         6,122
   Net realized gains (losses)......            35,676           94,647
   Change in unrealized gains
     (losses) on investments........          (71,502)           31,052
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (31,281)          131,821
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            14,658           20,782
   Net transfers (including fixed
     account).......................          (22,402)               --
   Contract charges.................               (4)              (4)
   Transfers for contract benefits
     and terminations...............         (158,428)        (100,719)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (166,176)         (79,941)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (197,457)           51,880
NET ASSETS:
   Beginning of year................           623,444          571,564
                                      ----------------  ---------------
   End of year......................  $        425,987  $       623,444
                                      ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                                                     BHFTI
                                       BHFTI INVESCO GLOBAL EQUITY         INVESCO SMALL CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020             2019              2020             2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (45,451)  $      (35,327)  $       (2,787)  $       (4,333)
   Net realized gains (losses).....          439,247        1,543,612           24,351           25,446
   Change in unrealized gains
     (losses) on investments.......        1,610,546          984,553           89,302           53,667
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,004,342        2,492,838          110,866           74,780
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          365,995          407,461            7,854           15,313
   Net transfers (including fixed
     account)......................        (172,260)        (127,875)           12,066               --
   Contract charges................            (238)            (326)              (3)              (1)
   Transfers for contract benefits
     and terminations..............      (2,059,415)      (2,100,346)         (94,415)        (237,573)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,865,918)      (1,821,086)         (74,498)        (222,261)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          138,424          671,752           36,368        (147,481)
NET ASSETS:
   Beginning of year...............        9,297,160        8,625,408          232,330          379,811
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     9,435,584  $     9,297,160  $       268,698  $       232,330
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE             LOOMIS SAYLES GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020              2019            2020             2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           396  $           834  $      (71,948)  $      (39,655)
   Net realized gains (losses).....         (85,437)           31,918        5,552,975        2,501,774
   Change in unrealized gains
     (losses) on investments.......           91,967           41,441      (1,352,372)          712,905
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,926           74,193        4,128,655        3,175,024
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           39,975           49,282          418,278          475,984
   Net transfers (including fixed
     account)......................        (322,682)          236,472        (875,328)         (73,022)
   Contract charges................               --               --            (730)            (781)
   Transfers for contract benefits
     and terminations..............         (79,830)        (106,176)      (2,945,631)      (2,583,647)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (362,537)          179,578      (3,403,411)      (2,181,466)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (355,611)          253,771          725,244          993,558
NET ASSETS:
   Beginning of year...............          690,626          436,855       16,236,267       15,242,709
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       335,015  $       690,626  $    16,961,511  $    16,236,267
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                       MFS(R) RESEARCH INTERNATIONAL    PIMCO INFLATION PROTECTED BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020              2019             2020             2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         3,642  $           948  $        10,766  $        13,745
   Net realized gains (losses).....           11,554           33,103               79          (3,082)
   Change in unrealized gains
     (losses) on investments.......           27,579           54,318           49,078           28,454
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           42,775           88,369           59,923           39,117
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           31,331           31,243           39,849           49,744
   Net transfers (including fixed
     account)......................            9,500           66,187          (6,269)          (1,458)
   Contract charges................             (10)              (9)             (12)             (13)
   Transfers for contract benefits
     and terminations..............          (7,411)        (147,381)         (30,847)         (55,634)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           33,410         (49,960)            2,721          (7,361)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           76,185           38,409           62,644           31,756
NET ASSETS:
   Beginning of year...............          344,634          306,225          572,580          540,824
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       420,819  $       344,634  $       635,224  $       572,580
                                     ===============  ===============  ===============  ===============

                                         BHFTI PIMCO TOTAL RETURN
                                                SUBACCOUNT
                                     --------------------------------
                                           2020             2019
                                     ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        66,540   $       57,028
   Net realized gains (losses).....           52,435           34,923
   Change in unrealized gains
     (losses) on investments.......           67,397          146,044
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          186,372          237,995
                                     ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          127,689          164,090
   Net transfers (including fixed
     account)......................         (14,822)        (324,546)
   Contract charges................            (128)            (154)
   Transfers for contract benefits
     and terminations..............        (402,906)        (659,298)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (290,167)        (819,908)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets...............        (103,795)        (581,913)
NET ASSETS:
   Beginning of year...............        2,816,890        3,398,803
                                     ---------------   --------------
   End of year.....................  $     2,713,095   $    2,816,890
                                     ===============   ==============

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                    BHFTI                              BHFTI
                                        T. ROWE PRICE LARGE CAP VALUE     VICTORY SYCAMORE MID CAP VALUE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020              2019            2020              2019
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         90,231  $        80,295  $           416  $        (1,331)
   Net realized gains (losses)......           392,601        1,142,864         (18,994)            16,434
   Change in unrealized gains
     (losses) on investments........         (561,526)          882,272          (1,584)           189,791
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (78,694)        2,105,431         (20,162)           204,894
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           281,718          373,826           34,676            48,318
   Net transfers (including fixed
     account).......................         (158,545)         (68,535)         (78,748)          (19,300)
   Contract charges.................             (387)            (474)             (21)              (33)
   Transfers for contract benefits
     and terminations...............       (1,254,288)      (1,172,606)        (220,152)         (279,366)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,131,502)        (867,789)        (264,245)         (250,381)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,210,196)        1,237,642        (284,407)          (45,487)
NET ASSETS:
   Beginning of year................         9,980,519        8,742,877          770,558           816,045
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      8,770,323  $     9,980,519  $       486,151  $        770,558
                                      ================  ===============  ===============  ================

                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2020             2019             2020             2019
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        24,548  $        28,069  $      (97,190)  $       (78,199)
   Net realized gains (losses)......           12,605            4,766        1,864,874         1,662,807
   Change in unrealized gains
     (losses) on investments........           38,607           60,105          701,290           386,338
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           75,760           92,940        2,468,974         1,970,946
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           83,826           99,093          348,046           275,969
   Net transfers (including fixed
     account).......................           70,662           10,103        (629,452)         (165,128)
   Contract charges.................             (74)             (73)            (404)             (479)
   Transfers for contract benefits
     and terminations...............        (135,202)        (240,374)      (1,843,170)       (1,273,483)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           19,212        (131,251)      (2,124,980)       (1,163,121)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           94,972         (38,311)          343,994           807,825
NET ASSETS:
   Beginning of year................        1,063,452        1,101,763        7,485,913         6,678,088
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     1,158,424  $     1,063,452  $     7,829,907  $      7,485,913
                                      ===============  ===============  ===============  ================

                                                   BHFTII                             BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020             2019              2020             2019
                                      ---------------  ----------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        32,803  $         32,537  $        11,106   $         7,537
   Net realized gains (losses)......            8,521            21,592           15,963             8,392
   Change in unrealized gains
     (losses) on investments........         (82,856)           (7,727)           45,743            60,780
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (41,532)            46,402           72,812            76,709
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          188,562           288,456           35,590            70,030
   Net transfers (including fixed
     account).......................          753,537           319,079          278,123            26,489
   Contract charges.................            (921)             (972)            (160)             (156)
   Transfers for contract benefits
     and terminations...............      (1,660,377)       (1,910,802)         (30,314)         (133,475)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (719,199)       (1,304,239)          283,239          (37,112)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (760,731)       (1,257,837)          356,051            39,597
NET ASSETS:
   Beginning of year................        4,924,133         6,181,970          796,859           757,262
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $     4,163,402  $      4,924,133  $     1,152,910   $       796,859
                                      ===============  ================  ===============   ===============

                                                   BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2020             2019
                                      ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        15,984   $        26,561
   Net realized gains (losses)......           70,686           106,378
   Change in unrealized gains
     (losses) on investments........           15,756           170,638
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          102,426           303,577
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           81,490           219,032
   Net transfers (including fixed
     account).......................            6,622          (31,268)
   Contract charges.................            (129)             (136)
   Transfers for contract benefits
     and terminations...............      (1,410,898)         (202,075)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,322,915)          (14,447)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,220,489)           289,130
NET ASSETS:
   Beginning of year................        2,405,197         2,116,067
                                      ---------------   ---------------
   End of year......................  $     1,184,708   $     2,405,197
                                      ===============   ===============

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                   BHFTII                              BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 60     BRIGHTHOUSE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2020              2019              2020              2019
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         57,088  $         95,572  $         36,054  $         54,636
   Net realized gains (losses)......           561,958         1,213,646           921,159         1,268,105
   Change in unrealized gains
     (losses) on investments........           129,887         1,119,913         (271,632)           783,243
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           748,933         2,429,131           685,581         2,105,984
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           412,247         2,035,859         1,065,928           827,169
   Net transfers (including fixed
     account).......................               144          (48,715)            10,875       (1,248,794)
   Contract charges.................             (342)             (434)             (330)             (380)
   Transfers for contract benefits
     and terminations...............       (7,186,864)       (3,999,597)       (6,632,750)       (2,220,810)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,774,815)       (2,012,887)       (5,556,277)       (2,642,815)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (6,025,882)           416,244       (4,870,696)         (536,831)
NET ASSETS:
   Beginning of year................        14,592,737        14,176,493         9,994,593        10,531,424
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      8,566,855  $     14,592,737  $      5,123,897  $      9,994,593
                                      ================  ================  ================  ================

                                                                                  BHFTII BRIGHTHOUSE/
                                                   BHFTII                       WELLINGTON CORE EQUITY
                                       BRIGHTHOUSE/WELLINGTON BALANCED               OPPORTUNITIES
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2020              2019              2020              2019
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,944  $          6,800  $          4,352  $          8,312
   Net realized gains (losses)......            49,555            43,842           159,706           185,423
   Change in unrealized gains
     (losses) on investments........            41,844            89,150          (60,542)           282,614
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            97,343           139,792           103,516           476,349
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            64,384            78,860            51,721            51,477
   Net transfers (including fixed
     account).......................          (59,608)             6,839             1,805           (1,767)
   Contract charges.................             (188)             (139)              (37)              (47)
   Transfers for contract benefits
     and terminations...............         (215,741)         (104,095)         (430,175)         (551,493)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (211,153)          (18,535)         (376,686)         (501,830)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (113,810)           121,257         (273,170)          (25,481)
NET ASSETS:
   Beginning of year................           772,276           651,019         1,786,912         1,812,393
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        658,466  $        772,276  $      1,513,742  $      1,786,912
                                      ================  ================  ================  ================

                                                BHFTII FRONTIER
                                                MID CAP GROWTH                BHFTII JENNISON GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020              2019             2020             2019
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (41,814)  $      (47,982)  $      (18,530)  $       (12,066)
   Net realized gains (losses)......           504,881          790,592          374,048           252,038
   Change in unrealized gains
     (losses) on investments........           398,077          282,124          533,389           205,952
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          861,144         1,024,734          888,907           445,924
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            60,968          106,475           83,996            84,179
   Net transfers (including fixed
     account).......................         (141,525)        (392,666)         (65,184)            36,950
   Contract charges.................             (168)            (189)             (70)              (57)
   Transfers for contract benefits
     and terminations...............         (498,529)      (1,067,475)        (514,381)         (120,958)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (579,254)       (1,353,855)        (495,639)               114
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           281,890        (329,121)          393,268           446,038
NET ASSETS:
   Beginning of year................         3,269,125        3,598,246        1,874,200         1,428,162
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      3,551,015  $     3,269,125  $     2,267,468  $      1,874,200
                                      ================  ===============  ===============  ================

                                                    BHFTII
                                         METLIFE AGGREGATE BOND INDEX
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2020              2019
                                      ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            220  $            226
   Net realized gains (losses)......                 2               (8)
   Change in unrealized gains
     (losses) on investments........               433               547
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               655               765
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................                --                --
   Contract charges.................                --                --
   Transfers for contract benefits
     and terminations...............              (10)             (427)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..              (10)             (427)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............               645               338
NET ASSETS:
   Beginning of year................            10,543            10,205
                                      ----------------  ----------------
   End of year......................  $         11,188  $         10,543
                                      ================  ================

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                 BHFTII                             BHFTII
                                       METLIFE MSCI EAFE(R) INDEX        METLIFE RUSSELL 2000(R) INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020              2019             2020            2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           396  $           307  $          (39)  $         (121)
   Net realized gains (losses).....              104              156            3,098            5,365
   Change in unrealized gains
     (losses) on investments.......            1,065            3,640            7,551            6,159
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            1,565            4,103           10,610           11,403
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --               --               --
   Net transfers (including fixed
     account)......................               --               --               --               --
   Contract charges................               --               --               --               --
   Transfers for contract benefits
     and terminations..............             (12)             (96)             (15)            (110)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..             (12)             (96)             (15)            (110)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............            1,553            4,007           10,595           11,293
NET ASSETS:
   Beginning of year...............           24,205           20,198           59,069           47,776
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        25,758  $        24,205  $        69,664  $        59,069
                                     ===============  ===============  ===============  ===============

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2020            2019              2020             2019
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        46,749  $        76,314  $        52,625   $        58,944
   Net realized gains (losses).....        1,049,599        1,158,590          315,456           426,725
   Change in unrealized gains
     (losses) on investments.......           70,845        1,151,243          (1,263)           665,051
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,167,193        2,386,147          366,818         1,150,720
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          405,726          336,689          399,938           337,900
   Net transfers (including fixed
     account)......................        (668,743)         (15,921)         (92,180)           (1,137)
   Contract charges................            (325)            (388)            (356)             (430)
   Transfers for contract benefits
     and terminations..............      (1,136,967)      (1,699,836)      (1,339,525)       (1,863,270)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,400,309)      (1,379,456)      (1,032,123)       (1,526,937)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (233,116)        1,006,691        (665,305)         (376,217)
NET ASSETS:
   Beginning of year...............        9,637,156        8,630,465        6,348,879         6,725,096
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     9,404,040  $     9,637,156  $     5,683,574   $     6,348,879
                                     ===============  ===============  ===============   ===============

                                                                                    BHFTII
                                            BHFTII MFS(R) VALUE            NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2020              2019             2020             2019
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        35,640  $        38,421  $       (9,765)  $       (9,635)
   Net realized gains (losses).....          301,878          400,676          113,479          148,885
   Change in unrealized gains
     (losses) on investments.......        (234,031)          930,320           80,968           90,820
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          103,487        1,369,417          184,682          230,070
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          302,697          296,381           35,361           42,771
   Net transfers (including fixed
     account)......................         (45,132)           15,173           17,442            (759)
   Contract charges................            (256)            (285)             (39)             (29)
   Transfers for contract benefits
     and terminations..............        (737,030)        (774,407)        (295,773)        (112,099)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (479,721)        (463,138)        (243,009)         (70,116)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (376,234)          906,279         (58,327)          159,954
NET ASSETS:
   Beginning of year...............        5,821,140        4,914,861          997,168          837,214
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,444,906  $     5,821,140  $       938,841  $       997,168
                                     ===============  ===============  ===============  ===============

                                                  BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2020             2019
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (43,629)  $      (37,808)
   Net realized gains (losses).....          334,619          594,715
   Change in unrealized gains
     (losses) on investments.......          781,344          312,003
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,072,334          868,910
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          204,931          199,727
   Net transfers (including fixed
     account)......................           28,753           64,337
   Contract charges................            (229)            (284)
   Transfers for contract benefits
     and terminations..............        (536,983)        (806,147)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (303,528)        (542,367)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          768,806          326,543
NET ASSETS:
   Beginning of year...............        3,351,291        3,024,748
                                     ---------------  ---------------
   End of year.....................  $     4,120,097  $     3,351,291
                                     ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                                                                      BHFTII
                                                   BHFTII                    WESTERN ASSET MANAGEMENT
                                       T. ROWE PRICE SMALL CAP GROWTH      STRATEGIC BOND OPPORTUNITIES
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2020              2019              2020            2019
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (69,823)  $       (76,968)  $        67,397  $        61,428
   Net realized gains (losses)......          691,169         1,079,954           15,488           12,394
   Change in unrealized gains
     (losses) on investments........          460,053           539,310         (12,639)          125,162
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,081,399        1,542,296            70,246          198,984
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          308,579           252,396           42,954           57,980
   Net transfers (including fixed
     account).......................        (419,372)         (344,006)           33,147         (65,401)
   Contract charges.................            (296)             (363)             (86)             (76)
   Transfers for contract benefits
     and terminations...............        (800,600)         (974,697)        (373,437)        (336,988)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (911,689)      (1,066,670)         (297,422)        (344,485)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          169,710           475,626        (227,176)        (145,501)
NET ASSETS:
   Beginning of year................        5,747,843         5,272,217        1,441,280        1,586,781
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     5,917,553  $      5,747,843  $     1,214,104  $     1,441,280
                                      ===============  ================  ===============  ===============

                                                   BHFTII
                                          WESTERN ASSET MANAGEMENT
                                               U.S. GOVERNMENT               FIDELITY(R) VIP CONTRAFUND
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020              2019             2020             2019
                                      ----------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         26,224  $        22,581  $      (53,643)   $      (51,852)
   Net realized gains (losses)......             5,674          (3,926)          341,160           757,111
   Change in unrealized gains
     (losses) on investments........            21,371           48,301          930,875           607,770
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            53,269           66,956        1,218,392         1,313,029
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            74,819           81,986          212,496           307,879
   Net transfers (including fixed
     account).......................          (16,005)          (9,485)        (164,527)          (54,544)
   Contract charges.................              (39)             (46)            (267)             (208)
   Transfers for contract benefits
     and terminations...............         (174,892)        (297,714)      (1,126,494)       (1,139,220)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (116,117)        (225,259)      (1,078,792)         (886,093)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............          (62,848)        (158,303)          139,600           426,936
NET ASSETS:
   Beginning of year................         1,288,635        1,446,938        5,021,104         4,594,168
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      1,225,787  $     1,288,635  $     5,160,704   $     5,021,104
                                      ================  ===============  ===============   ===============

                                                                                   FTVIPT FRANKLIN
                                            FIDELITY(R) VIP MID CAP           SMALL-MID CAP GROWTH VIP
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2020             2019              2020              2019
                                      ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (38,826)  $      (33,571)  $        (7,073)  $       (6,163)
   Net realized gains (losses)......         (258,036)          681,340            89,182           51,431
   Change in unrealized gains
     (losses) on investments........           824,540          534,551           150,173           64,196
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          527,678         1,182,320           232,282          109,464
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           288,754          315,819            24,078           34,583
   Net transfers (including fixed
     account).......................         (532,569)        (146,048)          (45,416)         (11,618)
   Contract charges.................             (143)            (200)              (30)             (27)
   Transfers for contract benefits
     and terminations...............         (791,252)      (1,410,267)         (103,463)         (52,963)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,035,210)       (1,240,696)         (124,831)         (30,025)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (507,532)         (58,376)           107,451           79,439
NET ASSETS:
   Beginning of year................         5,648,343        5,706,719           455,051          375,612
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $      5,140,811  $     5,648,343  $        562,502  $       455,051
                                      ================  ===============  ================  ===============

                                               FTVIPT TEMPLETON
                                            DEVELOPING MARKETS VIP
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2020              2019
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         28,287  $       (1,588)
   Net realized gains (losses)......            28,062            3,468
   Change in unrealized gains
     (losses) on investments........            66,053          250,430
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           122,402          252,310
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            62,558           75,640
   Net transfers (including fixed
     account).......................          (11,018)         (30,370)
   Contract charges.................              (16)             (20)
   Transfers for contract benefits
     and terminations...............         (245,712)        (304,087)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (194,188)        (258,837)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............          (71,786)          (6,527)
NET ASSETS:
   Beginning of year................         1,106,412        1,112,939
                                      ----------------  ---------------
   End of year......................  $      1,034,626  $     1,106,412
                                      ================  ===============

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                          FTVIPT TEMPLETON FOREIGN VIP       JANUS HENDERSON ENTERPRISE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2020            2019              2020            2019
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        11,275  $         4,078  $      (68,013)  $      (67,866)
   Net realized gains (losses)........         (39,768)         (13,920)          682,728          556,054
   Change in unrealized gains
     (losses) on investments..........          (6,774)           83,789          269,035        1,043,317
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (35,267)           73,947          883,750        1,531,505
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           35,770           48,247          114,544          125,954
   Net transfers (including fixed
     account).........................         (18,761)         (24,686)         (27,400)        (199,144)
   Contract charges...................             (11)             (13)            (300)            (356)
   Transfers for contract benefits
     and terminations.................         (73,192)        (127,502)        (645,812)        (368,279)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (56,194)        (103,954)        (558,968)        (441,825)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (91,461)         (30,007)          324,782        1,089,680
NET ASSETS:
   Beginning of year..................          702,735          732,742        5,810,933        4,721,253
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       611,274  $       702,735  $     6,135,715  $     5,810,933
                                        ===============  ===============  ===============  ===============

                                                      LMPET                             LMPIT
                                           CLEARBRIDGE SMALL CAP VALUE      WESTERN ASSET CORPORATE BOND
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2020            2019             2020             2019
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         (139)  $          (60)  $        31,158  $        42,234
   Net realized gains (losses)........          (3,106)              651           34,235           30,841
   Change in unrealized gains
     (losses) on investments..........            1,589            3,409           73,854          150,118
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (1,656)            4,000          139,247          223,193
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           92,343          111,018
   Net transfers (including fixed
     account).........................               --               --         (28,023)         (28,959)
   Contract charges...................               --               --             (40)             (48)
   Transfers for contract benefits
     and terminations.................          (8,258)            (519)        (186,014)        (529,253)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (8,258)            (519)        (121,734)        (447,242)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          (9,914)            3,481           17,513        (224,049)
NET ASSETS:
   Beginning of year..................           18,607           15,126        1,623,839        1,847,888
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $         8,693  $        18,607  $     1,641,352  $     1,623,839
                                        ===============  ===============  ===============  ===============

                                                LMPVET CLEARBRIDGE                      LMPVET
                                            VARIABLE AGGRESSIVE GROWTH     CLEARBRIDGE VARIABLE APPRECIATION
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2020             2019              2020             2019
                                        ---------------   ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (9,322)   $       (6,221)  $      (14,918)  $          6,693
   Net realized gains (losses)........          259,289           111,036          632,948           711,412
   Change in unrealized gains
     (losses) on investments..........           50,153           320,394         (98,278)           609,162
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          300,120           425,209          519,752        1,327,267
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           47,974            51,947          166,005           187,294
   Net transfers (including fixed
     account).........................          (4,364)             3,703        (137,259)         (197,140)
   Contract charges...................            (125)             (127)             (91)             (119)
   Transfers for contract benefits
     and terminations.................        (297,594)         (393,598)      (1,317,589)         (687,042)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (254,109)         (338,075)      (1,288,934)        (697,007)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           46,011            87,134        (769,182)           630,260
NET ASSETS:
   Beginning of year..................        2,053,514         1,966,380        5,557,150         4,926,890
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     2,099,525   $     2,053,514  $     4,787,968  $      5,557,150
                                        ===============   ===============  ===============  ================

                                               LMPVET CLEARBRIDGE
                                           VARIABLE DIVIDEND STRATEGY
                                                   SUBACCOUNT
                                        --------------------------------
                                             2020              2019
                                        ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (1,890)  $         1,821
   Net realized gains (losses)........          161,164          144,568
   Change in unrealized gains
     (losses) on investments..........        (145,760)          173,633
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           13,514          320,022
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           86,096           37,009
   Net transfers (including fixed
     account).........................          (2,315)           21,400
   Contract charges...................             (50)             (61)
   Transfers for contract benefits
     and terminations.................        (542,747)        (134,632)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (459,016)         (76,284)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (445,502)          243,738
NET ASSETS:
   Beginning of year..................        1,349,655        1,105,917
                                        ---------------  ---------------
   End of year........................  $       904,153  $     1,349,655
                                        ===============  ===============

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

           BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

                                               LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                            VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2020            2019              2020              2019
                                        ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (11,465)  $       (8,995)  $          (824)  $         1,489
   Net realized gains (losses)........          100,920          116,974            84,434          104,813
   Change in unrealized gains
     (losses) on investments..........          135,485          133,044          (67,335)           70,466
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          224,940          241,023            16,275          176,768
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           17,692           16,062            16,971           16,937
   Net transfers (including fixed
     account).........................         (33,357)           15,435           (5,252)              235
   Contract charges...................             (45)             (60)               (3)              (4)
   Transfers for contract benefits
     and terminations.................        (140,530)        (218,006)         (104,129)        (205,504)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (156,240)        (186,569)          (92,413)        (188,336)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           68,700           54,454          (76,138)         (11,568)
NET ASSETS:
   Beginning of year..................          923,679          869,225           715,637          727,205
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $       992,379  $       923,679  $        639,499  $       715,637
                                        ===============  ===============  ================  ===============

                                               LMPVET CLEARBRIDGE                LMPVIT WESTERN ASSET
                                            VARIABLE SMALL CAP GROWTH       VARIABLE GLOBAL HIGH YIELD BOND
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2020              2019            2020              2019
                                        ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (10,527)  $      (11,874)  $        22,866  $        40,840
   Net realized gains (losses)........           163,215          130,516         (19,700)         (16,960)
   Change in unrealized gains
     (losses) on investments..........           189,426          110,419           45,770          107,150
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           342,114          229,061           48,936          131,030
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            34,227           47,470           20,170           29,093
   Net transfers (including fixed
     account).........................           (8,827)         (46,970)         (34,568)            1,713
   Contract charges...................              (42)             (88)             (42)             (44)
   Transfers for contract benefits
     and terminations.................         (339,581)        (106,343)        (237,912)        (164,607)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (314,223)        (105,931)        (252,352)        (133,845)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................            27,891          123,130        (203,416)          (2,815)
NET ASSETS:
   Beginning of year..................         1,051,056          927,926        1,043,572        1,046,387
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      1,078,947  $     1,051,056  $       840,156  $     1,043,572
                                        ================  ===============  ===============  ===============

                                                TAP 1919 VARIABLE
                                          SOCIALLY RESPONSIVE BALANCED
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2020              2019
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (1,402)  $       (2,425)
   Net realized gains (losses)........           16,547           91,418
   Change in unrealized gains
     (losses) on investments..........           29,961          128,758
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           45,106          217,751
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           11,068            9,206
   Net transfers (including fixed
     account).........................               --               --
   Contract charges...................             (61)             (43)
   Transfers for contract benefits
     and terminations.................          (5,971)      (3,726,779)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            5,036      (3,717,616)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................           50,142      (3,499,865)
NET ASSETS:
   Beginning of year..................          207,675        3,707,540
                                        ---------------  ----------------
   End of year........................  $       257,817  $       207,675
                                        ===============  ================

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

     BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account QPN for Variable Annuities (the "Separate
Account"), a separate account of Brighthouse Life Insurance Company (the
"Company"), was established by the Board of Directors of MetLife Insurance
Company of Connecticut ("MICC") on December 26, 1995 to support MICC's operations with respect to certain variable annuity contracts (the
"Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of
1940, as amended. The Separate Account exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Legg Mason Partners Equity Trust ("LMPET")
   ("American Funds(R)")                                     Legg Mason Partners Income Trust ("LMPIT")
Brighthouse Funds Trust I ("BHFTI")*                         Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")*                         ("LMPVET")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust           ("LMPVIT")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")

* See Note 4 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company, the Separate Account and/or the Separate Account's investments.

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests.
Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

                                     46

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December
31, 2020:

American Funds(R) Global Growth Subaccount             BHFTII Jennison Growth Subaccount (a)
American Funds(R) Growth Subaccount                    BHFTII MetLife Aggregate Bond Index Subaccount
American Funds(R) Growth-Income Subaccount             BHFTII MetLife MSCI EAFE(R) Index Subaccount
BHFTI American Funds(R) Balanced Allocation            BHFTII MetLife Russell 2000(R) Index Subaccount
   Subaccount                                          BHFTII MetLife Stock Index Subaccount
BHFTI American Funds(R) Growth Allocation              BHFTII MFS(R) Total Return Subaccount
   Subaccount                                          BHFTII MFS(R) Value Subaccount
BHFTI American Funds(R) Moderate Allocation            BHFTII Neuberger Berman Genesis Subaccount
   Subaccount                                          BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTI BlackRock High Yield Subaccount                  BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount      BHFTII Western Asset Management Strategic Bond
BHFTI Brighthouse Small Cap Value Subaccount             Opportunities Subaccount
BHFTI Brighthouse/Aberdeen Emerging Markets            BHFTII Western Asset Management U.S. Government
   Equity Subaccount                                     Subaccount
BHFTI Brighthouse/Wellington Large Cap Research        Fidelity(R) VIP Contrafund Subaccount
   Subaccount                                          Fidelity(R) VIP Mid Cap Subaccount
BHFTI Clarion Global Real Estate Subaccount            FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTI Harris Oakmark International Subaccount            Subaccount
BHFTI Invesco Comstock Subaccount                      FTVIPT Templeton Developing Markets VIP
BHFTI Invesco Global Equity Subaccount                   Subaccount
BHFTI Invesco Small Cap Growth Subaccount              FTVIPT Templeton Foreign VIP Subaccount
BHFTI JPMorgan Small Cap Value Subaccount              Janus Henderson Enterprise Subaccount
BHFTI Loomis Sayles Growth Subaccount                  LMPET ClearBridge Small Cap Value Subaccount
BHFTI MFS(R) Research International Subaccount         LMPIT Western Asset Corporate Bond Subaccount
BHFTI PIMCO Inflation Protected Bond Subaccount        LMPVET ClearBridge Variable Aggressive Growth
BHFTI PIMCO Total Return Subaccount                      Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)     LMPVET ClearBridge Variable Appreciation
BHFTI Victory Sycamore Mid Cap Value Subaccount          Subaccount
BHFTII BlackRock Bond Income Subaccount                LMPVET ClearBridge Variable Dividend Strategy
BHFTII BlackRock Capital Appreciation Subaccount         Subaccount
BHFTII BlackRock Ultra-Short Term Bond                 LMPVET ClearBridge Variable Large Cap Growth
   Subaccount                                            Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount      LMPVET ClearBridge Variable Large Cap Value
BHFTII Brighthouse Asset Allocation 40 Subaccount        Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount      LMPVET ClearBridge Variable Small Cap Growth
BHFTII Brighthouse Asset Allocation 80 Subaccount        Subaccount
BHFTII Brighthouse/Wellington Balanced Subaccount      LMPVIT Western Asset Variable Global High Yield
BHFTII Brighthouse/Wellington Core Equity                Bond Subaccount
   Opportunities Subaccount                            TAP 1919 Variable Socially Responsive Balanced
BHFTII Frontier Mid Cap Growth Subaccount                Subaccount

(a) This Subaccount may invest in two or more share classes within the underlying fund or portfolio of the Trusts.

                                     47

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate
Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout at December 31, 2020.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                     48

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2020:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.0% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     49

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2020               DECEMBER 31, 2020
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------

     American Funds(R) Global Growth Subaccount.................         91,383         2,384,324           431,178        1,447,676
     American Funds(R) Growth Subaccount........................         44,248         3,042,651           566,140        2,138,817
     American Funds(R) Growth-Income Subaccount.................         62,523         2,744,580           682,452        2,052,816
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        133,501         1,327,019           254,746          577,578
     BHFTI American Funds(R) Growth Allocation Subaccount.......        140,577         1,300,463           893,907        3,649,865
     BHFTI American Funds(R) Moderate Allocation Subaccount.....         45,316           446,790            78,500           96,869
     BHFTI BlackRock High Yield Subaccount......................        106,820           838,083           122,913          176,496
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........        200,594         2,297,223           416,585          626,687
     BHFTI Brighthouse Small Cap Value Subaccount...............        123,335         1,828,754           285,493          643,267
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................         36,283           371,875            38,009           50,477
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................         30,682           377,860            48,187           40,447
     BHFTI Clarion Global Real Estate Subaccount................         70,027           816,676           143,864          369,801
     BHFTI Harris Oakmark International Subaccount..............        117,538         1,636,666           208,574          667,430
     BHFTI Invesco Comstock Subaccount..........................         33,396           382,694            84,432          217,220
     BHFTI Invesco Global Equity Subaccount.....................        322,150         6,408,289           751,262        2,641,244
     BHFTI Invesco Small Cap Growth Subaccount..................         13,910           207,028           107,470          171,010
     BHFTI JPMorgan Small Cap Value Subaccount..................         21,486           281,480           315,773          677,851
     BHFTI Loomis Sayles Growth Subaccount......................      1,173,816        16,101,110         6,090,443        4,113,035
     BHFTI MFS(R) Research International Subaccount.............         30,678           352,233            62,905           14,507
     BHFTI PIMCO Inflation Protected Bond Subaccount............         58,556           606,625            58,238           44,708
     BHFTI PIMCO Total Return Subaccount........................        220,769         2,534,514           628,143          851,750
     BHFTI T. Rowe Price Large Cap Value Subaccount.............        307,889         8,726,116         1,167,366        1,574,916
     BHFTI Victory Sycamore Mid Cap Value Subaccount............         26,229           464,599            63,370          299,646
     BHFTII BlackRock Bond Income Subaccount....................         10,171         1,091,913           291,761          248,000
     BHFTII BlackRock Capital Appreciation Subaccount...........        146,660         5,053,838         2,077,613        3,398,144
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........         41,499         4,174,071         1,524,631        2,211,023
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........        100,700         1,108,116           497,756          186,053
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........        100,070         1,135,685         1,409,034        2,663,420
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........        687,009         7,959,523         1,036,928        7,216,979
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........        370,773         4,556,203         1,652,120        6,633,320
     BHFTII Brighthouse/Wellington Balanced Subaccount..........         29,813           576,545           219,658          398,032
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Subaccount.................................         44,060         1,373,193           214,679          439,224
     BHFTII Frontier Mid Cap Growth Subaccount..................         83,283         2,597,555           600,774          872,644
     BHFTII Jennison Growth Subaccount..........................        100,273         1,545,301           541,123          834,775
     BHFTII MetLife Aggregate Bond Index Subaccount.............            977            10,894               330               80
     BHFTII MetLife MSCI EAFE(R) Index Subaccount...............          1,738            23,357               803              287
     BHFTII MetLife Russell 2000(R) Index Subaccount............          3,104            50,043             3,748              756
     BHFTII MetLife Stock Index Subaccount......................        155,135         6,333,087         1,649,775        2,473,186
     BHFTII MFS(R) Total Return Subaccount......................         32,546         4,997,067           869,395        1,614,622
     BHFTII MFS(R) Value Subaccount.............................        348,375         5,124,488           722,045          849,080
     BHFTII Neuberger Berman Genesis Subaccount.................         39,110           690,175           164,852          350,831
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........        147,363         3,075,227           640,821          709,983
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........        241,837         4,526,024         1,342,744        1,724,379
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................         87,547         1,151,554           309,910          539,941
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................        101,484         1,206,804           288,504          378,376
     Fidelity(R) VIP Contrafund Subaccount......................        110,442         3,386,008           368,395        1,473,709
     Fidelity(R) VIP Mid Cap Subaccount.........................        137,866         4,136,787           837,557        1,911,506
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         24,350           440,546            91,948          153,709
     FTVIPT Templeton Developing Markets VIP Subaccount.........         88,906           842,576           157,375          298,663
     FTVIPT Templeton Foreign VIP Subaccount....................         46,037           645,646            84,399          129,307
     Janus Henderson Enterprise Subaccount......................         70,157         3,542,486           628,877          858,074

                                     50

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2020               DECEMBER 31, 2020
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------

     LMPET ClearBridge Small Cap Value Subaccount...............            557             9,906             5,104           13,478
     LMPIT Western Asset Corporate Bond Subaccount..............        120,078         1,459,752           155,185          226,722
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................         69,898         1,550,913           262,309          351,068
     LMPVET ClearBridge Variable Appreciation Subaccount........         92,884         2,978,816           447,251        1,606,104
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...         40,920           666,391           246,404          698,965
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....         26,316           550,774            55,731          187,375
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....         32,242           567,997           130,637          159,720
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....         29,487           696,585           155,655          405,477
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        113,101           861,102           128,850          358,313
     TAP 1919 Variable Socially Responsive Balanced Subaccount..          7,427           199,282            28,386            9,996

                                     51

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019:

                                     AMERICAN FUNDS(R)                                       AMERICAN FUNDS(R)
                                       GLOBAL GROWTH          AMERICAN FUNDS(R) GROWTH         GROWTH-INCOME
                                        SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,076,078     1,264,717     1,280,189     1,747,618     1,489,277     2,024,932
Units issued and transferred
   from other funding options..       105,259       104,000       150,335       176,070       234,579       114,475
Units redeemed and transferred
   to other funding options....     (384,195)     (292,639)     (506,658)     (643,499)     (717,742)     (650,130)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       797,142     1,076,078       923,866     1,280,189     1,006,114     1,489,277
                                 ============  ============  ============  ============  ============  ============

                                   BHFTI AMERICAN FUNDS(R)     BHFTI AMERICAN FUNDS(R)     BHFTI AMERICAN FUNDS(R)
                                     BALANCED ALLOCATION          GROWTH ALLOCATION          MODERATE ALLOCATION
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       968,848       861,175     2,103,823     2,055,258       285,852       301,873
Units issued and transferred
   from other funding options..       116,317       119,033       343,525       270,577        37,867        14,089
Units redeemed and transferred
   to other funding options....     (358,671)      (11,360)   (1,761,579)     (222,012)      (65,708)      (30,110)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       726,494       968,848       685,769     2,103,823       258,011       285,852
                                 ============  ============  ============  ============  ============  ============

                                       BHFTI BLACKROCK             BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE
                                         HIGH YIELD              ASSET ALLOCATION 100           SMALL CAP VALUE
                                         SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 ---------------------------  --------------------------  ---------------------------
                                     2020           2019          2020          2019          2020           2019
                                 -------------  ------------  ------------  ------------  ------------  -------------

Units beginning of year........        260,721       295,881     1,450,504     1,714,174       683,301        825,525
Units issued and transferred
   from other funding options..         28,036        21,126        93,368       377,673        74,809         47,207
Units redeemed and transferred
   to other funding options....       (52,586)      (56,286)     (334,065)     (641,343)     (228,436)      (189,431)
                                 -------------  ------------  ------------  ------------  ------------  -------------
Units end of year..............        236,171       260,721     1,209,807     1,450,504       529,674        683,301
                                 =============  ============  ============  ============  ============  =============

                                            BHFTI                       BHFTI
                                    BRIGHTHOUSE/ABERDEEN       BRIGHTHOUSE/WELLINGTON           BHFTI CLARION
                                   EMERGING MARKETS EQUITY       LARGE CAP RESEARCH          GLOBAL REAL ESTATE
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  ---------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  -------------

Units beginning of year........       327,124       366,113       178,366       368,008       803,360      1,077,380
Units issued and transferred
   from other funding options..        29,023        26,685         7,430         9,437       104,648         92,486
Units redeemed and transferred
   to other funding options....      (38,563)      (65,674)      (14,409)     (199,079)     (325,060)      (366,506)
                                 ------------  ------------  ------------  ------------  ------------  -------------
Units end of year..............       317,584       327,124       171,387       178,366       582,948        803,360
                                 ============  ============  ============  ============  ============  =============

                                   BHFTI HARRIS OAKMARK                                         BHFTI INVESCO
                                       INTERNATIONAL           BHFTI INVESCO COMSTOCK           GLOBAL EQUITY
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       793,876       941,872       187,041       213,308     5,157,599     6,214,228
Units issued and transferred
   from other funding options..        62,771        70,835        15,580         7,213       530,098       568,773
Units redeemed and transferred
   to other funding options....     (294,575)     (218,831)      (70,020)      (33,480)   (1,535,678)   (1,625,402)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       562,072       793,876       132,601       187,041     4,152,019     5,157,599
                                 ============  ============  ============  ============  ============  ============

                                        BHFTI INVESCO              BHFTI JPMORGAN                BHFTI LOOMIS
                                      SMALL CAP GROWTH             SMALL CAP VALUE               SAYLES GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2020          2019           2020          2019          2020          2019
                                 ------------  ------------  -------------  ------------  ------------  ------------

Units beginning of year........        72,678       145,065        306,089       227,823     2,844,975     3,272,579
Units issued and transferred
   from other funding options..        24,553         5,138        190,639       134,089       149,122       233,656
Units redeemed and transferred
   to other funding options....      (42,609)      (77,525)      (355,389)      (55,823)     (729,571)     (661,260)
                                 ------------  ------------  -------------  ------------  ------------  ------------
Units end of year..............        54,622        72,678        141,339       306,089     2,264,526     2,844,975
                                 ============  ============  =============  ============  ============  ============

                                       BHFTI MFS(R)                 BHFTI PIMCO                  BHFTI PIMCO
                                  RESEARCH INTERNATIONAL     INFLATION PROTECTED BOND           TOTAL RETURN
                                        SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       160,414       186,266       407,190       410,883     1,350,245     1,743,505
Units issued and transferred
   from other funding options..        21,812        76,525        32,834        41,980       303,602       168,764
Units redeemed and transferred
   to other funding options....       (7,129)     (102,377)      (30,269)      (45,673)     (427,630)     (562,024)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       175,097       160,414       409,755       407,190     1,226,217     1,350,245
                                 ============  ============  ============  ============  ============  ============

                                    BHFTI T. ROWE PRICE             BHFTI VICTORY             BHFTII BLACKROCK
                                      LARGE CAP VALUE          SYCAMORE MID CAP VALUE            BOND INCOME
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     4,720,589     5,169,501       320,031       432,051       498,872       560,718
Units issued and transferred
   from other funding options..       266,251       363,982        18,872        37,123       121,471        76,099
Units redeemed and transferred
   to other funding options....     (904,556)     (812,894)     (151,202)     (149,143)     (120,285)     (137,945)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     4,082,284     4,720,589       187,701       320,031       500,058       498,872
                                 ============  ============  ============  ============  ============  ============

                                     52

                                     53

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019:

                                       BHFTII BLACKROCK             BHFTII BLACKROCK            BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND         ASSET ALLOCATION 20
                                          SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ----------------------------  --------------------------  ----------------------------
                                      2020           2019          2020          2019           2020           2019
                                 -------------  -------------  ------------  ------------  -------------  -------------

Units beginning of year........      1,856,796      2,173,907     4,319,428     5,463,272        507,006        535,750
Units issued and transferred
   from other funding options..        336,454        158,213     1,477,626       789,539        303,384        102,927
Units redeemed and transferred
   to other funding options....      (794,989)      (475,324)   (2,117,073)   (1,933,383)      (128,063)      (131,671)
                                 -------------  -------------  ------------  ------------  -------------  -------------
Units end of year..............      1,398,261      1,856,796     3,679,981     4,319,428        682,327        507,006
                                 =============  =============  ============  ============  =============  =============

                                      BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE            BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40          ASSET ALLOCATION 60           ASSET ALLOCATION 80
                                          SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  --------------------------
                                      2020           2019          2020           2019           2020          2019
                                 -------------  -------------  -------------  -------------  ------------  ------------

Units beginning of year........      1,354,864      1,371,132      8,139,664      9,295,539     5,291,672     6,828,231
Units issued and transferred
   from other funding options..        755,478        140,014        234,917      1,344,133       570,238       513,793
Units redeemed and transferred
   to other funding options....    (1,479,341)      (156,282)    (4,118,621)    (2,500,008)   (3,512,809)   (2,050,352)
                                 -------------  -------------  -------------  -------------  ------------  ------------
Units end of year..............        631,001      1,354,864      4,255,960      8,139,664     2,349,101     5,291,672
                                 =============  =============  =============  =============  ============  ============

                                                                        BHFTII
                                     BHFTII BRIGHTHOUSE/        BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                     WELLINGTON BALANCED       CORE EQUITY OPPORTUNITIES         MID CAP GROWTH
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2020          2019            2020          2019          2020           2019
                                 ------------  -------------  -------------  ------------  ------------  -------------

Units beginning of year........       337,538        343,315        655,761       865,342     2,075,518      2,989,069
Units issued and transferred
   from other funding options..        81,808         66,600         24,057        57,134       161,098        365,440
Units redeemed and transferred
   to other funding options....     (171,044)       (72,377)      (168,690)     (266,715)     (507,903)    (1,278,991)
                                 ------------  -------------  -------------  ------------  ------------  -------------
Units end of year..............       248,302        337,538        511,128       655,761     1,728,713      2,075,518
                                 ============  =============  =============  ============  ============  =============

                                                                  BHFTII METLIFE               BHFTII METLIFE
                                   BHFTII JENNISON GROWTH      AGGREGATE BOND INDEX          MSCI EAFE(R) INDEX
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       716,666       715,203         5,394         5,623        18,758        18,836
Units issued and transferred
   from other funding options..       119,819        61,558            --            --            --            --
Units redeemed and transferred
   to other funding options....     (277,903)      (60,095)            --         (229)            --          (78)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       558,582       716,666         5,394         5,394        18,758        18,758
                                 ============  ============  ============  ============  ============  ============

                                       BHFTII METLIFE               BHFTII METLIFE                BHFTII MFS(R)
                                    RUSSELL 2000(R) INDEX             STOCK INDEX                 TOTAL RETURN
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2020          2019            2020          2019          2020           2019
                                 ------------  -------------  -------------  ------------  ------------  -------------

Units beginning of year........        20,750         20,787      3,408,145     3,947,658     1,645,304      2,061,855
Units issued and transferred
   from other funding options..            --             --        406,394       157,606       192,175        223,135
Units redeemed and transferred
   to other funding options....            --           (37)      (975,739)     (697,119)     (481,382)      (639,686)
                                 ------------  -------------  -------------  ------------  ------------  -------------
Units end of year..............        20,750         20,750      2,838,800     3,408,145     1,356,097      1,645,304
                                 ============  =============  =============  ============  ============  =============

                                                                      BHFTII                BHFTII T. ROWE PRICE
                                     BHFTII MFS(R) VALUE     NEUBERGER BERMAN GENESIS         LARGE CAP GROWTH
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........     1,782,132     1,932,410       185,312       200,008     1,021,765     1,188,324
Units issued and transferred
   from other funding options..       138,636       184,625        23,970         9,771       125,548       102,876
Units redeemed and transferred
   to other funding options....     (296,691)     (334,903)      (68,336)      (24,467)     (219,971)     (269,435)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............     1,624,077     1,782,132       140,946       185,312       927,342     1,021,765
                                 ============  ============  ============  ============  ============  ============

                                                                         BHFTII                        BHFTII
                                    BHFTII T. ROWE PRICE        WESTERN ASSET MANAGEMENT      WESTERN ASSET MANAGEMENT
                                      SMALL CAP GROWTH        STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                         SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------  -----------------------------  ---------------------------
                                      2020          2019            2020          2019            2020          2019
                                 -------------  ------------   -------------  ------------   -------------  ------------

Units beginning of year........      1,472,572     1,762,596         673,629       840,550         973,144     1,145,397
Units issued and transferred
   from other funding options..        278,622       148,292         116,940        40,778         208,760       153,534
Units redeemed and transferred
   to other funding options....      (512,025)     (438,316)       (257,370)     (207,699)       (290,223)     (325,787)
                                 -------------  ------------   -------------  ------------   -------------  ------------
Units end of year..............      1,239,169     1,472,572         533,199       673,629         891,681       973,144
                                 =============  ============   =============  ============   =============  ============

                                                                                                 FTVIPT FRANKLIN
                                 FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP MID CAP     SMALL-MID CAP GROWTH VIP
                                         SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                 ---------------------------  ---------------------------  ---------------------------
                                     2020          2019           2020          2019           2020          2019
                                 ------------  ------------   ------------  -------------  ------------  -------------

Units beginning of year........     1,353,233     1,602,062      1,299,145      1,588,410       180,071        192,048
Units issued and transferred
   from other funding options..       107,837       205,653        295,257        105,044        10,074         30,345
Units redeemed and transferred
   to other funding options....     (379,960)     (454,482)      (573,894)      (394,309)      (45,064)       (42,322)
                                 ------------  ------------   ------------  -------------  ------------  -------------
Units end of year..............     1,081,110     1,353,233      1,020,508      1,299,145       145,081        180,071
                                 ============  ============   ============  =============  ============  =============

                                     54

                                     55

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019:

                                     FTVIPT TEMPLETON             FTVIPT TEMPLETON
                                  DEVELOPING MARKETS VIP             FOREIGN VIP         JANUS HENDERSON ENTERPRISE
                                        SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       299,840       378,067       420,043       483,609     2,914,503     3,159,636
Units issued and transferred
   from other funding options..        41,554        26,587        55,708        61,603       177,880        85,997
Units redeemed and transferred
   to other funding options....      (99,191)     (104,814)     (101,773)     (125,169)     (452,191)     (331,130)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       242,203       299,840       373,978       420,043     2,640,192     2,914,503
                                 ============  ============  ============  ============  ============  ============

                                      LMPET CLEARBRIDGE          LMPIT WESTERN ASSET         LMPVET CLEARBRIDGE
                                       SMALL CAP VALUE             CORPORATE BOND        VARIABLE AGGRESSIVE GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  ---------------------------
                                     2020          2019           2020         2019           2020          2019
                                 ------------  ------------  ------------  ------------   ------------  ------------

Units beginning of year........         6,300         6,495       563,033       722,323        753,990       888,467
Units issued and transferred
   from other funding options..         4,173            --        33,561        86,382         45,395        33,318
Units redeemed and transferred
   to other funding options....       (7,302)         (195)      (78,123)     (245,672)      (139,992)     (167,795)
                                 ------------  ------------  ------------  ------------   ------------  ------------
Units end of year..............         3,171         6,300       518,471       563,033        659,393       753,990
                                 ============  ============  ============  ============   ============  ============

                                     LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
                                    VARIABLE APPRECIATION    VARIABLE DIVIDEND STRATEGY    VARIABLE LARGE CAP GROWTH
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                 --------------------------  ---------------------------  --------------------------
                                     2020          2019          2020          2019           2020          2019
                                 ------------  ------------  ------------  ------------   ------------  ------------

Units beginning of year........     1,461,738     1,661,725       424,260       451,480        172,769       212,375
Units issued and transferred
   from other funding options..        95,937       126,416       109,535        30,004          5,481        19,018
Units redeemed and transferred
   to other funding options....     (446,751)     (326,403)     (264,364)      (57,224)       (34,484)      (58,624)
                                 ------------  ------------  ------------  ------------   ------------  ------------
Units end of year..............     1,110,924     1,461,738       269,431       424,260        143,766       172,769
                                 ============  ============  ============  ============   ============  ============

                                                                                                   LMPVIT
                                     LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE        WESTERN ASSET VARIABLE
                                  VARIABLE LARGE CAP VALUE    VARIABLE SMALL CAP GROWTH    GLOBAL HIGH YIELD BOND
                                         SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                 --------------------------  --------------------------  --------------------------
                                     2020          2019          2020          2019          2020          2019
                                 ------------  ------------  ------------  ------------  ------------  ------------

Units beginning of year........       204,164       260,625       257,590       286,215       357,137       403,832
Units issued and transferred
   from other funding options..        20,497        41,812        27,024        14,435        43,203        41,284
Units redeemed and transferred
   to other funding options....      (48,617)      (98,273)     (102,596)      (43,060)     (126,279)      (87,979)
                                 ------------  ------------  ------------  ------------  ------------  ------------
Units end of year..............       176,044       204,164       182,018       257,590       274,061       357,137
                                 ============  ============  ============  ============  ============  ============

                                                  TAP 1919
                                              VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED
                                                 SUBACCOUNT
                                        ---------------------------
                                             2020          2019
                                        -------------  ------------

Units beginning of year...............         84,095     1,725,263
Units issued and transferred
   from other funding options.........          5,890         4,992
Units redeemed and transferred
   to other funding options...........        (3,842)   (1,646,160)
                                        -------------  ------------
Units end of year.....................         86,143        84,095
                                        =============  ============

                                     56

                                     57

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2020:

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------

  American Funds(R) Global           2020       797,142       4.50 - 5.54       3,720,919
     Growth Subaccount               2019     1,076,078       3.50 - 4.26       3,925,696
                                     2018     1,264,717       2.63 - 3.15       3,464,524
                                     2017     1,672,149       2.93 - 3.48       5,103,955
                                     2016     2,282,665       2.26 - 2.65       5,382,080

  American Funds(R) Growth           2020       923,866       5.40 - 6.55       5,272,768
     Subaccount                      2019     1,280,189       3.61 - 4.32       4,884,304
                                     2018     1,747,618       2.80 - 3.31       5,158,565
                                     2017     2,496,913       2.85 - 3.33       7,479,799
                                     2016     4,748,763       2.25 - 2.64      11,352,676

  American Funds(R)                  2020     1,006,114       3.27 - 3.96       3,417,341
     Growth-Income Subaccount        2019     1,489,277       2.93 - 3.50       4,566,110
                                     2018     2,024,932       2.35 - 2.87       4,966,534
                                     2017     2,320,479       2.43 - 2.93       5,858,614
                                     2016     3,429,073       2.02 - 2.40       7,212,387

  BHFTI American Funds(R)            2020       726,494       1.96 - 2.30       1,468,402
     Balanced Allocation             2019       968,848       1.72 - 1.99       1,707,590
     Subaccount                      2018       861,175       1.46 - 1.67       1,280,624
                                     2017     1,110,668       1.55 - 1.75       1,754,973
                                     2016     1,387,051       1.35 - 1.50       1,905,216

  BHFTI American Funds(R)            2020       685,769       2.13 - 2.49       1,489,960
     Growth Allocation Subaccount    2019     2,103,823       1.85 - 2.14       4,190,486
                                     2018     2,055,258       1.52 - 1.73       3,345,061
                                     2017     3,133,418       1.63 - 1.84       5,388,522
                                     2016     3,784,756       1.37 - 1.52       5,394,491

  BHFTI American Funds(R)            2020       258,011       1.77 - 1.99         476,165
     Moderate Allocation             2019       285,852       1.59 - 1.77         467,668
     Subaccount                      2018       301,873       1.39 - 1.53         430,302
                                     2017       366,405       1.46 - 1.59         548,542
                                     2016     1,904,097       1.31 - 1.46       2,579,071

  BHFTI BlackRock High Yield         2020       236,171       3.49 - 4.34         852,309
     Subaccount                      2019       260,721       3.29 - 4.05         889,208
                                     2018       295,881       2.90 - 3.66         893,590
                                     2017       434,668       3.02 - 3.77       1,371,974
                                     2016       647,362       2.41 - 3.50       1,945,135

  BHFTI Brighthouse Asset            2020     1,209,807       2.14 - 2.45       2,663,783
     Allocation 100 Subaccount       2019     1,450,504       1.83 - 2.07       2,732,104
                                     2018     1,714,174       1.46 - 1.63       2,571,415
                                     2017     2,064,798       1.65 - 1.83       3,494,661
                                     2016     2,600,043       1.36 - 1.55       3,642,951

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  American Funds(R) Global           2020      0.34         0.25 - 1.50         28.52 - 30.14
     Growth Subaccount               2019      1.10         0.25 - 1.50         33.26 - 34.94
                                     2018      0.58         0.25 - 1.50      (10.41) - (9.27)
                                     2017      0.64         0.25 - 1.50         29.52 - 31.14
                                     2016      0.84         0.25 - 1.50         (0.88) - 0.37

  American Funds(R) Growth           2020      0.32         0.35 - 1.50         49.81 - 51.55
     Subaccount                      2019      0.70         0.35 - 1.50         28.83 - 30.32
                                     2018      0.40         0.35 - 1.50       (1.74) - (0.60)
                                     2017      0.50         0.35 - 1.50         26.39 - 27.84
                                     2016      0.75         0.25 - 1.50           7.86 - 9.21

  American Funds(R)                  2020      1.22         0.35 - 1.50         11.85 - 13.15
     Growth-Income Subaccount        2019      1.56         0.35 - 1.50         24.26 - 25.70
                                     2018      1.36         0.15 - 1.50       (3.26) - (1.93)
                                     2017      1.31         0.15 - 1.50         20.57 - 22.20
                                     2016      1.40         0.15 - 1.50          9.86 - 11.35

  BHFTI American Funds(R)            2020      1.75         0.25 - 1.50         13.84 - 15.28
     Balanced Allocation             2019      1.79         0.25 - 1.50         17.75 - 19.23
     Subaccount                      2018      1.40         0.25 - 1.50       (5.74) - (4.55)
                                     2017      1.47         0.25 - 1.50         15.12 - 16.56
                                     2016      1.81         0.25 - 1.50           6.20 - 7.54

  BHFTI American Funds(R)            2020      1.83         0.25 - 1.50         15.18 - 16.63
     Growth Allocation Subaccount    2019      1.71         0.25 - 1.50         21.80 - 23.33
                                     2018      1.26         0.25 - 1.50       (7.18) - (6.01)
                                     2017      1.28         0.25 - 1.50         19.54 - 21.04
                                     2016      1.28         0.25 - 1.50           7.34 - 8.69

  BHFTI American Funds(R)            2020      1.92         0.60 - 1.50         11.30 - 12.31
     Moderate Allocation             2019      1.92         0.60 - 1.50         14.43 - 15.46
     Subaccount                      2018      1.54         0.60 - 1.50       (4.86) - (4.00)
                                     2017      2.00         0.60 - 1.50         11.29 - 12.29
                                     2016      1.91         0.25 - 1.50           5.42 - 6.75

  BHFTI BlackRock High Yield         2020      5.43         0.49 - 1.39           6.27 - 7.23
     Subaccount                      2019      5.94         0.49 - 1.39         13.46 - 14.48
                                     2018      4.61         0.34 - 1.39       (3.93) - (2.91)
                                     2017      5.45         0.34 - 1.39           6.58 - 7.70
                                     2016      6.89         0.14 - 1.39         12.69 - 14.10

  BHFTI Brighthouse Asset            2020      1.18         0.60 - 1.50         17.14 - 18.20
     Allocation 100 Subaccount       2019      1.44         0.60 - 1.50         25.58 - 26.72
                                     2018      1.04         0.60 - 1.50     (11.41) - (10.61)
                                     2017      1.17         0.60 - 1.50         21.11 - 22.20
                                     2016      2.24         0.25 - 1.50           7.36 - 8.71

                                     58

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------

  BHFTI Brighthouse Small Cap   2020       529,674       3.23 - 3.96       1,794,355
     Value Subaccount           2019       683,301       3.30 - 4.00       2,390,635
                                2018       825,525       2.60 - 3.12       2,264,164
                                2017       957,507       3.12 - 3.69       3,119,303
                                2016     1,449,208       2.83 - 3.36       4,269,292

  BHFTI Brighthouse/Aberdeen    2020       317,584       1.56 - 1.78         511,846
     Emerging Markets Equity    2019       327,124       1.24 - 1.40         417,952
     Subaccount                 2018       366,113       1.04 - 1.19         392,338
                                2017       411,402       1.23 - 1.39         518,228
                                2016       559,067       0.97 - 1.11         556,506

  BHFTI Brighthouse/Wellington  2020       171,387       2.90 - 3.56         519,279
     Large Cap Research         2019       178,366       2.42 - 2.93         448,532
     Subaccount                 2018       368,008       1.86 - 2.94         729,555
                                2017       430,770       2.01 - 3.15         920,287
                                2016       626,954       1.68 - 2.59       1,107,365

  BHFTI Clarion Global Real     2020       582,948       1.32 - 1.54         805,162
     Estate Subaccount          2019       803,360       1.41 - 1.63       1,184,378
                                2018     1,077,380       1.14 - 1.32       1,281,154
                                2017     1,256,523       1.27 - 1.45       1,644,474
                                2016     1,774,143       1.16 - 1.32       2,124,531

  BHFTI Harris Oakmark          2020       562,072       2.66 - 3.63       1,580,712
     International Subaccount   2019       793,876       2.56 - 3.45       2,160,316
                                2018       941,872       2.08 - 2.78       2,082,457
                                2017     1,327,445       2.77 - 3.65       3,872,924
                                2016     1,776,082       2.15 - 2.80       4,019,177

  BHFTI Invesco Comstock        2020       132,601       3.09 - 3.79         425,987
     Subaccount                 2019       187,041       3.16 - 3.82         623,444
                                2018       213,308       2.56 - 3.07         571,564
                                2017       270,655       2.96 - 3.51         836,760
                                2016       371,165       2.55 - 3.02         982,145

  BHFTI Invesco Global Equity   2020     4,152,019       2.24 - 2.44       9,435,584
     Subaccount                 2019     5,157,599       1.78 - 1.92       9,297,160
                                2018     6,214,228       1.37 - 1.46       8,625,408
                                2017     7,161,320       1.60 - 1.69      11,578,277
                                2016     8,907,295       1.19 - 2.63      10,665,394

  BHFTI Invesco Small Cap       2020        54,622       4.79 - 5.50         268,698
     Growth Subaccount          2019        72,678       3.09 - 3.52         232,330
                                2018       145,065       2.52 - 2.84         379,811
                                2017       190,743       2.80 - 3.13         561,154
                                2016       405,584       2.27 - 2.61         966,014

  BHFTI JPMorgan Small Cap      2020       141,339       2.28 - 2.68         335,015
     Value Subaccount           2019       306,089       2.18 - 2.53         690,626
                                2018       227,823       1.85 - 2.13         436,855
                                2017       373,594       2.18 - 2.48         835,906
                                2016       269,682       2.13 - 2.40         592,084

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Brighthouse Small Cap   2020      1.29         0.35 - 1.50       (2.03) - (0.89)
     Value Subaccount           2019      0.90         0.35 - 1.50         26.86 - 28.33
                                2018      1.02         0.35 - 1.50     (16.50) - (15.53)
                                2017      0.94         0.35 - 1.50         10.04 - 11.31
                                2016      1.07         0.25 - 1.50         29.30 - 30.93

  BHFTI Brighthouse/Aberdeen    2020      2.13         0.60 - 1.50         25.77 - 26.91
     Emerging Markets Equity    2019      1.91         0.60 - 1.50         19.18 - 20.26
     Subaccount                 2018      3.16         0.45 - 1.50     (15.21) - (14.31)
                                2017      1.36         0.45 - 1.50         26.68 - 28.01
                                2016      1.26         0.25 - 1.50         10.17 - 11.55

  BHFTI Brighthouse/Wellington  2020      1.03         0.60 - 1.50         20.28 - 21.37
     Large Cap Research         2019      1.27         0.60 - 1.50         29.87 - 31.04
     Subaccount                 2018      0.89         0.35 - 1.50       (7.70) - (6.62)
                                2017      0.98         0.35 - 1.50         20.12 - 21.51
                                2016      2.31         0.35 - 1.50           6.68 - 7.92

  BHFTI Clarion Global Real     2020      4.64         0.45 - 1.50       (6.20) - (5.21)
     Estate Subaccount          2019      3.57         0.45 - 1.50         23.24 - 24.54
                                2018      6.13         0.35 - 1.50       (9.73) - (8.68)
                                2017      3.78         0.35 - 1.50          9.33 - 10.59
                                2016      2.39         0.25 - 1.50         (0.35) - 0.90

  BHFTI Harris Oakmark          2020      3.36         0.35 - 1.50           3.79 - 5.00
     International Subaccount   2019      2.46         0.35 - 1.50         22.98 - 24.40
                                2018      1.92         0.35 - 1.50     (24.88) - (24.00)
                                2017      1.82         0.35 - 1.50         28.84 - 30.33
                                2016      2.38         0.25 - 1.50           6.81 - 8.16

  BHFTI Invesco Comstock        2020      2.24         0.35 - 1.50       (1.99) - (0.85)
     Subaccount                 2019      2.16         0.35 - 1.50         23.10 - 24.52
                                2018      0.62         0.35 - 1.50     (13.47) - (12.46)
                                2017      2.44         0.35 - 1.50         16.27 - 17.61
                                2016      2.49         0.25 - 1.50         15.55 - 17.00

  BHFTI Invesco Global Equity   2020      0.76         0.35 - 1.50         25.79 - 27.25
     Subaccount                 2019      0.91         0.35 - 1.50         29.75 - 31.25
                                2018      1.06         0.35 - 1.50     (14.38) - (13.38)
                                2017      1.01         0.35 - 1.50         34.88 - 36.43
                                2016      1.03         0.25 - 1.50         (1.16) - 0.08

  BHFTI Invesco Small Cap       2020      0.09         0.60 - 1.50         54.90 - 56.30
     Growth Subaccount          2019        --         0.60 - 1.50         22.78 - 23.89
                                2018        --         0.60 - 1.50      (10.14) - (9.32)
                                2017        --         0.60 - 1.50         23.74 - 24.86
                                2016        --         0.25 - 1.50         10.06 - 11.44

  BHFTI JPMorgan Small Cap      2020      1.35         0.45 - 1.50           4.76 - 5.86
     Value Subaccount           2019      1.40         0.45 - 1.50         17.75 - 18.99
                                2018      1.29         0.45 - 1.50     (15.05) - (14.15)
                                2017      1.54         0.45 - 1.50           2.09 - 3.16
                                2016      1.86         0.45 - 1.50         28.91 - 30.27

                                     59

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------

  BHFTI Loomis Sayles Growth    2020     2,264,526       7.09 - 9.16      16,961,511
     Subaccount                 2019     2,844,975       5.43 - 6.94      16,236,267
                                2018     3,272,579       4.45 - 5.63      15,242,709
                                2017     3,792,372       4.85 - 6.07      19,209,119
                                2016     4,996,335       2.25 - 5.14      21,646,514

  BHFTI MFS(R) Research         2020       175,097       2.22 - 2.66         420,819
     International Subaccount   2019       160,414       2.00 - 2.37         344,634
                                2018       186,266       1.58 - 1.86         306,225
                                2017       215,215       1.87 - 2.17         416,409
                                2016       196,645       1.48 - 1.80         300,565

  BHFTI PIMCO Inflation         2020       409,755       1.50 - 1.73         635,224
     Protected Bond Subaccount  2019       407,190       1.36 - 1.55         572,580
                                2018       410,883       1.27 - 1.44         540,824
                                2017       534,774       1.32 - 1.48         730,211
                                2016       840,705       1.29 - 1.49       1,130,632

  BHFTI PIMCO Total Return      2020     1,226,217       2.12 - 2.71       2,713,095
     Subaccount                 2019     1,350,245       1.98 - 2.51       2,816,890
                                2018     1,743,505       1.86 - 2.24       3,398,803
                                2017     1,916,955       1.89 - 2.25       3,798,697
                                2016     2,622,909       1.84 - 2.23       5,047,931

  BHFTI T. Rowe Price Large     2020     4,082,284       1.84 - 2.54       8,770,323
     Cap Value Subaccount       2019     4,720,589       1.82 - 2.48       9,980,519
                                2018     5,169,501       1.46 - 1.96       8,742,877
                                2017     5,993,113       1.62 - 2.17      11,262,560
                                2016     7,496,656       1.41 - 2.10      12,209,087

  BHFTI Victory Sycamore Mid    2020       187,701       2.46 - 2.85         486,151
     Cap Value Subaccount       2019       320,031       2.32 - 2.67         770,558
                                2018       432,051       1.82 - 2.16         816,045
                                2017       547,957       2.06 - 2.41       1,171,639
                                2016       642,208       1.91 - 2.24       1,284,365

  BHFTII BlackRock Bond         2020       500,058       2.17 - 2.77       1,158,424
     Income Subaccount          2019       498,872       2.03 - 2.57       1,063,452
                                2018       560,718       1.87 - 2.35       1,101,763
                                2017       896,839       1.91 - 2.37       1,834,866
                                2016     1,359,353       1.86 - 2.28       2,702,094

  BHFTII BlackRock Capital      2020     1,398,261       5.32 - 6.86       7,829,907
     Appreciation Subaccount    2019     1,856,796       3.84 - 4.90       7,485,913
                                2018     2,173,907       2.93 - 3.70       6,678,088
                                2017     2,348,926       2.91 - 3.63       7,119,220
                                2016     3,720,742       1.54 - 2.72       8,726,023

  BHFTII BlackRock              2020     3,679,981       1.06 - 1.34       4,163,402
     Ultra-Short Term Bond      2019     4,319,428       1.07 - 1.34       4,924,133
     Subaccount                 2018     5,463,272       1.06 - 1.32       6,181,970
                                2017    10,045,274       1.06 - 1.30      11,723,454
                                2016    11,009,357       1.07 - 1.30      12,760,659

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Loomis Sayles Growth    2020      0.83         0.45 - 1.50         30.56 - 31.95
     Subaccount                 2019      1.03         0.45 - 1.50         21.99 - 23.28
                                2018      0.81         0.45 - 1.50       (8.20) - (7.23)
                                2017      0.95         0.45 - 1.50         16.94 - 18.17
                                2016      0.66         0.25 - 1.50           1.45 - 2.73

  BHFTI MFS(R) Research         2020      2.18         0.60 - 1.50         11.33 - 12.34
     International Subaccount   2019      1.42         0.60 - 1.50         26.40 - 27.55
                                2018      2.19         0.60 - 1.50     (15.28) - (14.51)
                                2017      1.77         0.60 - 1.50         26.25 - 27.39
                                2016      2.16         0.25 - 1.50       (2.35) - (1.12)

  BHFTI PIMCO Inflation         2020      3.06         0.60 - 1.50         10.18 - 11.18
     Protected Bond Subaccount  2019      3.64         0.60 - 1.50           6.87 - 7.84
                                2018      1.90         0.60 - 1.50       (3.59) - (2.71)
                                2017      1.86         0.60 - 1.50           2.26 - 3.19
                                2016        --         0.25 - 1.50           3.60 - 4.90

  BHFTI PIMCO Total Return      2020      3.77         0.25 - 1.50           6.89 - 8.24
     Subaccount                 2019      2.94         0.25 - 1.50           6.85 - 8.19
                                2018      1.34         0.35 - 1.50       (1.72) - (0.58)
                                2017      1.79         0.35 - 1.50           2.95 - 4.14
                                2016      2.61         0.25 - 1.50           1.08 - 2.35

  BHFTI T. Rowe Price Large     2020      2.40         0.25 - 1.50           1.33 - 2.61
     Cap Value Subaccount       2019      2.11         0.25 - 1.50         24.63 - 26.20
                                2018      1.80         0.25 - 1.50      (10.52) - (9.39)
                                2017      2.04         0.25 - 1.50         15.21 - 16.66
                                2016      2.89         0.25 - 1.50         14.22 - 15.77

  BHFTI Victory Sycamore Mid    2020      1.28         0.60 - 1.50           6.03 - 6.99
     Cap Value Subaccount       2019      1.10         0.60 - 1.50         27.06 - 28.21
                                2018      0.54         0.35 - 1.50     (11.49) - (10.46)
                                2017      0.86         0.35 - 1.50           7.85 - 9.09
                                2016      0.67         0.25 - 1.50         13.78 - 15.22

  BHFTII BlackRock Bond         2020      3.57         0.45 - 1.50           6.98 - 8.11
     Income Subaccount          2019      3.75         0.45 - 1.50           8.19 - 9.33
                                2018      3.04         0.45 - 1.50       (1.85) - (0.81)
                                2017      3.11         0.45 - 1.50           2.56 - 3.64
                                2016      3.19         0.25 - 1.50           1.59 - 2.86

  BHFTII BlackRock Capital      2020        --         0.45 - 1.50         38.57 - 40.03
     Appreciation Subaccount    2019      0.22         0.45 - 1.50         30.87 - 32.26
                                2018      0.12         0.45 - 1.50           0.89 - 1.96
                                2017      0.11         0.45 - 1.50         31.94 - 33.33
                                2016        --         0.25 - 1.50       (1.40) - (0.16)

  BHFTII BlackRock              2020      1.86         0.25 - 1.50         (1.20) - 0.05
     Ultra-Short Term Bond      2019      1.74         0.25 - 1.50           0.47 - 1.73
     Subaccount                 2018      0.74         0.15 - 1.50           0.15 - 1.51
                                2017      0.17         0.15 - 1.50         (0.76) - 0.59
                                2016      0.02         0.15 - 1.50         (1.29) - 0.05

                                     60

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       -----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                       -------------  ----------------  --------------

  BHFTII Brighthouse Asset       2020        682,327       1.65 - 1.92       1,152,910
     Allocation 20 Subaccount    2019        507,006       1.53 - 1.73         796,859
                                 2018        535,750       1.39 - 1.55         757,262
                                 2017      1,342,338       1.45 - 1.61       1,981,626
                                 2016      1,805,635       1.37 - 1.57       2,535,180

  BHFTII Brighthouse Asset       2020        631,001       1.80 - 2.10       1,184,708
     Allocation 40 Subaccount    2019      1,354,864       1.64 - 1.90       2,405,197
                                 2018      1,371,132       1.44 - 1.65       2,116,067
                                 2017      1,539,949       1.53 - 1.73       2,498,531
                                 2016      1,933,039       1.41 - 1.57       2,854,698

  BHFTII Brighthouse Asset       2020      4,255,960       1.95 - 2.34       8,566,855
     Allocation 60 Subaccount    2019      8,139,664       1.74 - 2.06      14,592,737
                                 2018      9,295,539       1.48 - 1.73      14,176,493
                                 2017     12,154,232       1.60 - 1.85      19,991,649
                                 2016     13,974,923       1.41 - 1.62      20,333,319

  BHFTII Brighthouse Asset       2020      2,349,101       2.09 - 2.47       5,123,897
     Allocation 80 Subaccount    2019      5,291,672       1.82 - 2.13       9,994,593
                                 2018      6,828,231       1.49 - 1.72      10,531,424
                                 2017      8,613,169       1.65 - 1.88      14,607,696
                                 2016     12,190,205       1.40 - 1.59      17,591,094

  BHFTII Brighthouse/Wellington  2020        248,302       2.55 - 2.99         658,466
     Balanced Subaccount         2019        337,538       2.19 - 2.56         772,276
                                 2018        343,315       1.81 - 2.09         651,019
                                 2017        415,127       1.91 - 2.18         826,816
                                 2016        850,499       1.68 - 1.94       1,470,807

  BHFTII Brighthouse/Wellington  2020        511,128       2.81 - 3.56       1,513,742
     Core Equity Opportunities   2019        655,761       2.57 - 3.22       1,786,912
     Subaccount                  2018        865,342       1.99 - 2.47       1,812,393
                                 2017      1,033,119       2.02 - 2.48       2,190,918
                                 2016      1,505,982       1.72 - 2.09       2,708,162

  BHFTII Frontier Mid Cap        2020      1,728,713       1.98 - 2.43       3,551,015
     Growth Subaccount           2019      2,075,518       1.52 - 1.85       3,269,125
                                 2018      2,989,069       1.16 - 1.40       3,598,246
                                 2017      3,472,193       1.25 - 1.49       4,500,985
                                 2016      4,056,271       1.02 - 1.24       4,270,028

  BHFTII Jennison Growth         2020        558,582       3.79 - 4.53       2,267,468
     Subaccount                  2019        716,666       2.45 - 2.91       1,874,200
                                 2018        715,203       1.87 - 2.34       1,428,162
                                 2017        953,785       1.90 - 2.34       1,919,746
                                 2016      1,277,253       1.40 - 1.71       1,926,126

  BHFTII MetLife Aggregate       2020          5,394       1.89 - 2.15          11,188
     Bond Index Subaccount       2019          5,394       1.79 - 2.03          10,543
                                 2018          5,623       1.67 - 1.88          10,205
                                 2017          5,635       1.70 - 1.90          10,351
                                 2016          5,635       1.67 - 1.86          10,129

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       --------------  ----------------  ----------------

  BHFTII Brighthouse Asset       2020       2.56         0.45 - 1.50          7.88 - 9.02
     Allocation 20 Subaccount    2019       2.26         0.60 - 1.50        10.07 - 11.07
                                 2018       2.27         0.60 - 1.50      (4.07) - (3.20)
                                 2017       2.09         0.60 - 1.50          5.34 - 6.29
                                 2016       3.16         0.25 - 1.50          2.97 - 4.27

  BHFTII Brighthouse Asset       2020       2.48         0.45 - 1.50         9.38 - 10.54
     Allocation 40 Subaccount    2019       2.11         0.45 - 1.50        13.87 - 15.08
                                 2018       2.00         0.45 - 1.50      (5.83) - (4.83)
                                 2017       2.12         0.45 - 1.50         9.00 - 10.15
                                 2016       3.70         0.45 - 1.50          4.51 - 5.61

  BHFTII Brighthouse Asset       2020       1.95         0.25 - 1.50        12.15 - 13.57
     Allocation 60 Subaccount    2019       1.90         0.25 - 1.50        17.65 - 19.12
                                 2018       1.45         0.25 - 1.50      (7.53) - (6.36)
                                 2017       1.76         0.25 - 1.50        13.03 - 14.45
                                 2016       3.07         0.25 - 1.50          5.51 - 6.84

  BHFTII Brighthouse Asset       2020       1.83         0.35 - 1.50        14.85 - 16.19
     Allocation 80 Subaccount    2019       1.74         0.35 - 1.50        21.89 - 23.30
                                 2018       1.24         0.35 - 1.50      (9.49) - (8.43)
                                 2017       1.59         0.35 - 1.50        17.39 - 18.75
                                 2016       2.90         0.35 - 1.50          6.53 - 7.76

  BHFTII Brighthouse/Wellington  2020       2.19         0.45 - 1.50        15.97 - 17.19
     Balanced Subaccount         2019       2.14         0.45 - 1.50        21.16 - 22.44
                                 2018       1.66         0.45 - 1.50      (5.20) - (4.20)
                                 2017       2.14         0.45 - 1.50        13.43 - 14.62
                                 2016       2.88         0.25 - 1.50          5.40 - 6.73

  BHFTII Brighthouse/Wellington  2020       1.55         0.45 - 1.50         9.61 - 10.77
     Core Equity Opportunities   2019       1.65         0.45 - 1.50        28.99 - 30.35
     Subaccount                  2018       1.80         0.45 - 1.50      (1.58) - (0.54)
                                 2017       1.56         0.45 - 1.50        17.30 - 18.53
                                 2016       1.76         0.25 - 1.50          5.75 - 7.08

  BHFTII Frontier Mid Cap        2020         --         0.45 - 1.50        29.63 - 31.00
     Growth Subaccount           2019         --         0.45 - 1.50        31.03 - 32.41
                                 2018         --         0.45 - 1.50      (7.17) - (6.19)
                                 2017         --         0.45 - 1.50        23.28 - 24.58
                                 2016         --         0.25 - 1.50          3.73 - 5.03

  BHFTII Jennison Growth         2020       0.22         0.60 - 1.50        54.04 - 55.86
     Subaccount                  2019       0.44         0.60 - 1.50        30.52 - 32.03
                                 2018       0.34         0.25 - 1.50        (1.38) - 0.10
                                 2017       0.31         0.25 - 1.50        34.96 - 36.98
                                 2016       0.30         0.25 - 1.50      (1.62) - (0.08)

  BHFTII MetLife Aggregate       2020       2.98         0.85 - 1.50          5.61 - 6.30
     Bond Index Subaccount       2019       3.14         0.85 - 1.50          7.02 - 7.72
                                 2018       3.03         0.85 - 1.50      (1.67) - (1.02)
                                 2017       2.92         0.85 - 1.50          1.73 - 2.39
                                 2016       2.56         0.85 - 1.50          0.83 - 1.48

                                     61

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------

  BHFTII MetLife MSCI EAFE(R)     2020        18,758       1.33 - 1.41          25,758
     Index Subaccount             2019        18,758       1.25 - 1.32          24,205
                                  2018        18,836       1.04 - 1.17          20,198
                                  2017        18,845       1.23 - 1.37          23,791
                                  2016        18,845       1.00 - 1.11          19,303

  BHFTII MetLife Russell 2000(R)  2020        20,750       3.30 - 3.77          69,664
     Index Subaccount             2019        20,750       2.80 - 3.18          59,069
                                  2018        20,787       2.26 - 2.55          47,776
                                  2017        20,792       2.58 - 2.89          54,445
                                  2016        20,792       2.29 - 2.54          48,155

  BHFTII MetLife Stock Index      2020     2,838,800       3.17 - 5.00       9,404,040
     Subaccount                   2019     3,408,145       2.73 - 4.24       9,637,156
                                  2018     3,947,658       2.11 - 2.54       8,630,465
                                  2017     4,410,710       2.25 - 2.67      10,242,583
                                  2016     8,183,742       1.88 - 2.81      16,118,211

  BHFTII MFS(R) Total Return      2020     1,356,097       3.36 - 5.20       5,683,574
     Subaccount                   2019     1,645,304       3.08 - 4.77       6,348,879
                                  2018     2,061,855       2.57 - 3.99       6,725,096
                                  2017     2,709,663       2.74 - 4.25       9,521,417
                                  2016     3,784,790       2.27 - 3.80      12,131,414

  BHFTII MFS(R) Value             2020     1,624,077       3.23 - 3.92       5,444,906
     Subaccount                   2019     1,782,132       3.16 - 3.78       5,821,140
                                  2018     1,932,410       2.46 - 2.91       4,914,861
                                  2017     2,342,506       2.78 - 3.25       6,741,726
                                  2016     3,133,019       2.39 - 2.80       7,781,590

  BHFTII Neuberger Berman         2020       140,946       5.72 - 7.79         938,841
     Genesis Subaccount           2019       185,312       4.59 - 6.26         997,168
                                  2018       200,008       3.55 - 4.86         837,214
                                  2017       208,900       3.82 - 5.24         948,378
                                  2016       300,700       3.31 - 4.68       1,208,642

  BHFTII T. Rowe Price Large      2020       927,342       4.28 - 5.14       4,120,097
     Cap Growth Subaccount        2019     1,021,765       3.18 - 3.77       3,351,291
                                  2018     1,188,324       2.47 - 2.90       3,024,748
                                  2017     1,511,959       2.54 - 2.94       3,951,232
                                  2016     1,911,554       1.93 - 2.21       3,802,570

  BHFTII T. Rowe Price Small      2020     1,239,169       4.61 - 5.84       5,917,553
     Cap Growth Subaccount        2019     1,472,572       3.77 - 4.73       5,747,843
                                  2018     1,762,596       2.88 - 3.58       5,272,217
                                  2017     1,839,321       3.14 - 3.85       5,968,938
                                  2016     3,928,301       2.60 - 3.19      10,915,053

  BHFTII Western Asset            2020       533,199       2.10 - 2.57       1,214,104
     Management Strategic Bond    2019       673,629       1.99 - 2.42       1,441,280
     Opportunities Subaccount     2018       840,550       1.77 - 2.12       1,586,781
                                  2017     1,208,839       1.86 - 2.22       2,419,531
                                  2016     1,825,767       1.75 - 2.06       3,420,712

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII MetLife MSCI EAFE(R)     2020      3.11         1.20 - 1.50           6.24 - 6.56
     Index Subaccount             2019      2.68         1.20 - 1.50         20.12 - 20.48
                                  2018      3.01         0.85 - 1.50     (15.20) - (14.64)
                                  2017      2.68         0.85 - 1.50         23.05 - 23.85
                                  2016      3.15         0.85 - 1.50         (0.17) - 0.48

  BHFTII MetLife Russell 2000(R)  2020      1.34         0.85 - 1.50         17.84 - 18.61
     Index Subaccount             2019      1.18         0.85 - 1.50         23.75 - 24.56
                                  2018      1.11         0.85 - 1.50     (12.30) - (11.73)
                                  2017      1.20         0.85 - 1.50         12.97 - 13.70
                                  2016      1.41         0.85 - 1.50         19.48 - 20.26

  BHFTII MetLife Stock Index      2020      1.82         0.25 - 1.50         16.34 - 17.81
     Subaccount                   2019      2.12         0.25 - 1.50         29.20 - 30.82
                                  2018      1.72         0.45 - 1.50       (6.03) - (5.03)
                                  2017      1.80         0.45 - 1.50         19.74 - 20.99
                                  2016      1.99         0.25 - 1.50         10.01 - 11.39

  BHFTII MFS(R) Total Return      2020      2.27         0.35 - 1.50           7.91 - 9.16
     Subaccount                   2019      2.17         0.35 - 1.50         18.34 - 19.71
                                  2018      2.14         0.35 - 1.50       (7.17) - (6.09)
                                  2017      2.44         0.35 - 1.50         10.56 - 11.83
                                  2016      2.82         0.25 - 1.50           7.35 - 8.70

  BHFTII MFS(R) Value             2020      1.98         0.35 - 1.50           2.41 - 3.60
     Subaccount                   2019      1.95         0.35 - 1.50         28.19 - 29.68
                                  2018      1.46         0.35 - 1.50     (11.40) - (10.37)
                                  2017      2.09         0.35 - 1.50         16.25 - 17.59
                                  2016      2.31         0.25 - 1.50         12.69 - 14.10

  BHFTII Neuberger Berman         2020      0.18         0.35 - 1.50         23.24 - 24.67
     Genesis Subaccount           2019      0.24         0.35 - 1.50         27.75 - 29.22
                                  2018      0.35         0.35 - 1.50       (8.10) - (7.03)
                                  2017      0.41         0.35 - 1.50         14.03 - 15.35
                                  2016      0.50         0.35 - 1.50         16.92 - 18.27

  BHFTII T. Rowe Price Large      2020      0.02         0.25 - 1.50         34.60 - 36.30
     Cap Growth Subaccount        2019      0.19         0.25 - 1.50         28.65 - 30.26
                                  2018      0.19         0.25 - 1.50       (2.63) - (1.40)
                                  2017      0.08         0.25 - 1.50         31.50 - 33.14
                                  2016        --         0.25 - 1.50           0.02 - 1.28

  BHFTII T. Rowe Price Small      2020        --         0.45 - 1.50         22.19 - 23.49
     Cap Growth Subaccount        2019        --         0.45 - 1.50         30.86 - 32.24
                                  2018        --         0.45 - 1.50       (8.18) - (7.20)
                                  2017      0.08         0.45 - 1.50         20.72 - 21.99
                                  2016      0.03         0.25 - 1.50          9.82 - 11.20

  BHFTII Western Asset            2020      6.09         0.35 - 1.50           5.32 - 6.54
     Management Strategic Bond    2019      4.98         0.35 - 1.50         12.78 - 14.09
     Opportunities Subaccount     2018      5.34         0.35 - 1.50       (5.24) - (4.14)
                                  2017      3.93         0.35 - 1.50           6.62 - 7.85
                                  2016      2.42         0.25 - 1.50           4.14 - 5.02

                                     62

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTII Western Asset           2020       891,681       1.34 - 1.59       1,225,787
     Management U.S. Government  2019       973,144       1.29 - 1.52       1,288,635
     Subaccount                  2018     1,145,397       1.23 - 1.43       1,446,938
                                 2017     1,521,076       1.23 - 1.42       1,919,191
                                 2016     2,496,936       1.23 - 1.40       3,155,290

  Fidelity(R) VIP Contrafund     2020     1,081,110       4.49 - 6.73       5,160,704
     Subaccount                  2019     1,353,233       3.50 - 5.18       5,021,104
                                 2018     1,602,062       2.71 - 3.96       4,594,168
                                 2017     1,797,593       2.94 - 4.26       5,579,222
                                 2016     2,428,490       2.46 - 3.52       6,313,517

  Fidelity(R) VIP Mid Cap        2020     1,020,508       4.81 - 6.15       5,140,811
     Subaccount                  2019     1,299,145       4.14 - 5.23       5,648,343
                                 2018     1,588,410       3.41 - 4.25       5,706,719
                                 2017     1,855,777       4.06 - 5.00       7,950,675
                                 2016     2,697,086       3.42 - 4.16       9,737,513

  FTVIPT Franklin Small-Mid      2020       145,081       3.78 - 4.83         562,502
     Cap Growth VIP Subaccount   2019       180,071       2.47 - 3.12         455,051
                                 2018       192,048       1.91 - 2.38         375,612
                                 2017       254,982       2.05 - 2.52         533,745
                                 2016       478,628       1.71 - 2.08         866,632

  FTVIPT Templeton Developing    2020       242,203       4.04 - 4.86       1,034,626
     Markets VIP Subaccount      2019       299,840       3.50 - 4.17       1,106,412
                                 2018       378,067       2.80 - 3.31       1,112,939
                                 2017       413,681       3.38 - 3.94       1,461,554
                                 2016       614,688       2.44 - 2.90       1,571,987

  FTVIPT Templeton Foreign       2020       373,978       1.57 - 1.83         611,274
     VIP Subaccount              2019       420,043       1.62 - 1.86         702,735
                                 2018       483,609       1.46 - 1.66         732,742
                                 2017       641,037       1.75 - 1.98       1,175,107
                                 2016     1,083,041       1.52 - 1.76       1,732,084

  Janus Henderson Enterprise     2020     2,640,192       2.23 - 8.06       6,135,715
     Subaccount                  2019     2,914,503       1.90 - 6.78       5,810,933
                                 2018     3,159,636       1.43 - 5.04       4,721,253
                                 2017     3,727,241       1.46 - 5.09       5,682,200
                                 2016     4,773,522       1.17 - 4.02       5,847,945

  LMPET ClearBridge Small Cap    2020         3,171       2.67 - 3.04           8,693
     Value Subaccount            2019         6,300       2.86 - 3.23          18,607
                                 2018         6,495       2.26 - 2.54          15,126
                                 2017         6,564       2.93 - 3.26          19,764
                                 2016         6,564       2.69 - 2.98          18,119

  LMPIT Western Asset            2020       518,471       3.02 - 3.75       1,641,352
     Corporate Bond Subaccount   2019       563,033       2.76 - 3.41       1,623,839
                                 2018       722,323       2.45 - 3.00       1,847,888
                                 2017       839,423       2.58 - 3.13       2,263,094
                                 2016       917,406       2.11 - 3.03       2,353,752

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII Western Asset           2020      3.20         0.30 - 1.35           3.83 - 4.93
     Management U.S. Government  2019      2.79         0.30 - 1.35           4.61 - 5.71
     Subaccount                  2018      2.31         0.30 - 1.35         (0.39) - 0.67
                                 2017      2.73         0.30 - 1.35           0.57 - 1.63
                                 2016      2.75         0.30 - 1.35         (0.07) - 0.98

  Fidelity(R) VIP Contrafund     2020      0.08         0.35 - 1.50         28.29 - 29.78
     Subaccount                  2019      0.21         0.35 - 1.50         29.32 - 30.82
                                 2018      0.43         0.35 - 1.50       (8.04) - (6.97)
                                 2017      0.74         0.35 - 1.50         19.78 - 21.16
                                 2016      0.53         0.25 - 1.50           6.13 - 7.46

  Fidelity(R) VIP Mid Cap        2020      0.40         0.25 - 1.50         16.11 - 17.57
     Subaccount                  2019      0.66         0.25 - 1.50         21.34 - 22.86
                                 2018      0.40         0.25 - 1.50     (16.05) - (14.99)
                                 2017      0.45         0.25 - 1.50         18.75 - 20.24
                                 2016      0.29         0.25 - 1.50         10.26 - 11.64

  FTVIPT Franklin Small-Mid      2020        --         0.25 - 1.50         52.78 - 54.70
     Cap Growth VIP Subaccount   2019        --         0.25 - 1.50         29.48 - 31.11
                                 2018        --         0.25 - 1.50       (6.79) - (5.61)
                                 2017        --         0.25 - 1.50         19.60 - 21.10
                                 2016        --         0.25 - 1.50           2.62 - 3.91

  FTVIPT Templeton Developing    2020      4.23         0.45 - 1.50         15.43 - 16.66
     Markets VIP Subaccount      2019      1.05         0.45 - 1.50         24.81 - 26.13
                                 2018      0.87         0.45 - 1.50     (17.06) - (16.17)
                                 2017      1.04         0.45 - 1.50         38.33 - 39.78
                                 2016      0.85         0.25 - 1.50         15.69 - 17.15

  FTVIPT Templeton Foreign       2020      3.36         0.60 - 1.50       (2.63) - (1.75)
     VIP Subaccount              2019      1.83         0.60 - 1.50         10.85 - 11.86
                                 2018      2.54         0.60 - 1.50     (16.71) - (15.95)
                                 2017      2.68         0.60 - 1.50         14.96 - 16.00
                                 2016      2.03         0.35 - 1.50           5.58 - 6.80

  Janus Henderson Enterprise     2020        --         0.35 - 1.50         17.40 - 18.77
     Subaccount                  2019      0.05         0.35 - 1.50         33.15 - 34.68
                                 2018      0.10         0.35 - 1.50       (2.15) - (1.01)
                                 2017      0.14         0.35 - 1.50         25.20 - 26.64
                                 2016      0.02         0.25 - 1.50         10.43 - 11.82

  LMPET ClearBridge Small Cap    2020      0.29         0.85 - 1.50       (6.70) - (6.09)
     Value Subaccount            2019      0.95         0.85 - 1.50         26.63 - 27.45
                                 2018      0.22         0.85 - 1.50     (22.79) - (22.29)
                                 2017        --         0.85 - 1.50           8.90 - 9.61
                                 2016        --         0.85 - 1.50         22.56 - 23.36

  LMPIT Western Asset            2020      3.30         0.60 - 1.50          9.16 - 10.15
     Corporate Bond Subaccount   2019      3.65         0.60 - 1.50         12.70 - 13.72
                                 2018      3.74         0.60 - 1.50       (5.10) - (4.24)
                                 2017      3.49         0.60 - 1.50           5.60 - 6.55
                                 2016      3.84         0.25 - 1.50           6.37 - 7.70

                                     63

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------

  LMPVET ClearBridge Variable        2020       659,393       3.02 - 3.76       2,099,525
     Aggressive Growth Subaccount    2019       753,990       2.60 - 3.20       2,053,514
                                     2018       888,467       2.11 - 2.57       1,966,380
                                     2017     1,088,360       2.34 - 2.82       2,655,614
                                     2016     1,523,795       2.04 - 2.45       3,229,889

  LMPVET ClearBridge Variable        2020     1,110,924       4.08 - 5.16       4,787,968
     Appreciation Subaccount         2019     1,461,738       3.61 - 4.52       5,557,150
                                     2018     1,661,725       2.82 - 3.49       4,926,890
                                     2017     2,198,695       2.91 - 3.57       6,687,055
                                     2016     2,750,250       2.47 - 3.00       7,100,037

  LMPVET ClearBridge Variable        2020       269,431       3.28 - 3.83         904,153
     Dividend Strategy Subaccount    2019       424,260       3.09 - 3.59       1,349,655
                                     2018       451,480       2.38 - 2.86       1,105,917
                                     2017       598,212       2.54 - 3.03       1,555,656
                                     2016       779,625       2.17 - 2.55       1,745,480

  LMPVET ClearBridge Variable        2020       143,766       6.62 - 8.08         992,379
     Large Cap Growth Subaccount     2019       172,769       5.14 - 6.22         923,679
                                     2018       212,375       3.95 - 4.73         869,225
                                     2017       245,163       4.00 - 4.76       1,016,074
                                     2016       419,985       3.23 - 3.81       1,437,400

  LMPVET ClearBridge Variable        2020       176,044       3.57 - 4.17         639,499
     Large Cap Value Subaccount      2019       204,164       3.44 - 3.99         715,637
                                     2018       260,625       2.71 - 3.25         727,205
                                     2017       375,145       3.02 - 3.59       1,157,326
                                     2016       534,966       2.67 - 3.23       1,458,831

  LMPVET ClearBridge Variable        2020       182,018       5.23 - 8.41       1,078,947
     Small Cap Growth Subaccount     2019       257,590       3.70 - 5.89       1,051,056
                                     2018       286,215       2.96 - 4.66         927,926
                                     2017       360,160       2.91 - 4.52       1,126,053
                                     2016       434,444       2.38 - 3.65       1,100,269

  LMPVIT Western Asset               2020       274,061       2.91 - 3.68         840,156
     Variable Global High Yield      2019       357,137       2.75 - 3.44       1,043,572
     Bond Subaccount                 2018       403,832       2.44 - 3.03       1,046,387
                                     2017       497,682       2.58 - 3.16       1,346,147
                                     2016       549,511       2.41 - 2.92       1,387,791

  TAP 1919 Variable Socially         2020        86,143       2.95 - 3.52         257,817
     Responsive Balanced             2019        84,095       2.44 - 2.88         207,675
     Subaccount                      2018     1,725,263       1.95 - 2.28       3,707,540
                                     2017     1,780,946       2.00 - 2.31       3,898,612
                                     2016     1,857,673       1.74 - 1.99       3,511,722

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------

  LMPVET ClearBridge Variable        2020      0.78         0.45 - 1.50        16.26 - 17.49
     Aggressive Growth Subaccount    2019      0.94         0.45 - 1.50        23.21 - 24.51
                                     2018      0.59         0.45 - 1.50      (9.72) - (8.76)
                                     2017      0.44         0.45 - 1.50        14.56 - 15.77
                                     2016      0.58         0.25 - 1.50        (0.30) - 0.95

  LMPVET ClearBridge Variable        2020      0.95         0.45 - 1.50        13.06 - 14.26
     Appreciation Subaccount         2019      1.37         0.45 - 1.50        27.93 - 29.28
                                     2018      1.20         0.45 - 1.50      (3.21) - (2.18)
                                     2017      1.12         0.45 - 1.50        17.77 - 19.01
                                     2016      1.26         0.25 - 1.50          8.13 - 9.49

  LMPVET ClearBridge Variable        2020      1.20         0.80 - 1.50          6.06 - 6.81
     Dividend Strategy Subaccount    2019      1.51         0.80 - 1.50        29.63 - 30.54
                                     2018      1.34         0.60 - 1.50      (6.28) - (5.43)
                                     2017      1.37         0.60 - 1.50        17.41 - 18.46
                                     2016      1.52         0.25 - 1.50        13.28 - 14.70

  LMPVET ClearBridge Variable        2020      0.02         0.60 - 1.50        28.79 - 29.95
     Large Cap Growth Subaccount     2019      0.34         0.60 - 1.50        30.19 - 31.37
                                     2018      0.29         0.60 - 1.50      (1.48) - (0.59)
                                     2017      0.17         0.60 - 1.50        23.90 - 25.01
                                     2016      0.49         0.60 - 1.50          5.79 - 6.75

  LMPVET ClearBridge Variable        2020      1.29         0.80 - 1.50          3.68 - 4.41
     Large Cap Value Subaccount      2019      1.57         0.80 - 1.50        26.96 - 27.86
                                     2018      1.43         0.60 - 1.50     (10.24) - (9.42)
                                     2017      1.17         0.60 - 1.50        13.13 - 14.15
                                     2016      1.49         0.35 - 1.50        11.32 - 12.61

  LMPVET ClearBridge Variable        2020        --         0.35 - 1.50        41.13 - 42.76
     Small Cap Growth Subaccount     2019        --         0.35 - 1.50        24.98 - 26.43
                                     2018        --         0.35 - 1.50          1.89 - 3.07
                                     2017        --         0.35 - 1.50        22.42 - 23.83
                                     2016        --         0.35 - 1.50          4.23 - 5.43

  LMPVIT Western Asset               2020      3.83         0.35 - 1.50          5.71 - 6.94
     Variable Global High Yield      2019      4.94         0.35 - 1.50        12.68 - 13.99
     Bond Subaccount                 2018      4.97         0.35 - 1.50      (5.36) - (4.26)
                                     2017      5.05         0.35 - 1.50          7.04 - 8.27
                                     2016      6.00         0.25 - 1.50        13.88 - 15.32

  TAP 1919 Variable Socially         2020      0.79         0.45 - 1.50        21.10 - 22.38
     Responsive Balanced             2019      0.52         0.45 - 1.50        24.82 - 26.13
     Subaccount                      2018      1.01         0.45 - 1.50      (2.42) - (1.39)
                                     2017      1.04         0.45 - 1.50        15.01 - 16.22
                                     2016      0.93         0.45 - 1.50          4.65 - 5.76

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

                                     64

      BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

2 These amounts represent annualized contract expenses of the applicable
  Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                                     65

This page is intentionally left blank.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

       INDEX TO CONSOLIDATED FINANCIAL STATEMENTS, NOTES AND SCHEDULES

                                                                                                                 PAGE
                                                                                                           ----------

Report of Independent Registered Public Accounting Firm                                                             2

Financial Statements at December 31, 2020 and 2019 and for the Years Ended December 31, 2020, 2019
   and 2018:

   Consolidated Balance Sheets                                                                                      5

   Consolidated Statements of Operations                                                                            6

   Consolidated Statements of Comprehensive Income (Loss)                                                           7

   Consolidated Statements of Equity                                                                                8

   Consolidated Statements of Cash Flows                                                                            9

Notes to the Consolidated Financial Statements

   Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies                        11

   Note 2 -- Segment Information                                                                                   20

   Note 3 -- Insurance                                                                                             24

   Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements          28

   Note 5 -- Reinsurance                                                                                           29

   Note 6 -- Investments                                                                                           33

   Note 7 -- Derivatives                                                                                           45

   Note 8 -- Fair Value                                                                                            51

   Note 9 -- Long-term Debt                                                                                        60

   Note 10 -- Equity                                                                                               62

   Note 11 -- Other Revenues and Other Expenses                                                                    65

   Note 12 -- Income Tax                                                                                           66

   Note 13 -- Contingencies, Commitments and Guarantees                                                            69

   Note 14 -- Related Party Transactions -- Related Party Transactions                                             71

Financial Statement Schedules at December 31, 2020 and 2019 and for the Years Ended December 31,
   2020, 2019 and 2018:

   Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties                  73

   Schedule II -- Condensed Financial Information (Parent Company Only)                                            74

   Schedule III -- Consolidated Supplementary Insurance Information                                                78

   Schedule IV -- Consolidated Reinsurance                                                                         80

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2020 and 2019, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

CRITICAL AUDIT MATTERS

The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2)
involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

LIABILITY FOR FUTURE POLICY BENEFITS -- REFER TO NOTES 1 AND 3 TO THE
CONSOLIDATED FINANCIAL STATEMENTS

CRITICAL AUDIT MATTER DESCRIPTION

As of December 31, 2020, the liability for future policy benefits totaled $44.3 billion, and included benefits related to variable annuity contracts with guaranteed benefit riders and universal life insurance contracts with secondary guarantees. Management regularly reviews its assumptions supporting the estimates of these actuarial liabilities and differences between actual experience and the assumptions used in pricing the policies and guarantees may require a change to the assumptions recorded at inception as well as an adjustment to the related liabilities. Updating such assumptions can result in variability of profits or the recognition of losses.

Given the future policy benefit obligation for these contracts is sensitive to changes in the assumptions related to general account and separate account investment returns, and policyholder behavior including mortality, lapses, premium persistency, benefit election and utilization, and withdrawals, auditing management's selection of these assumptions involves an especially high degree of estimation.

HOW THE CRITICAL AUDIT MATTER WAS ADDRESSED IN THE AUDIT

Our audit procedures related to the updating of assumptions by management included the following, among others:

     -    We tested the effectiveness of management's controls over the assumption review process, including those over the selection of the significant assumptions used related to general account and separate account investment returns, and policyholder behavior including mortality, lapses, premium persistency, benefit election and utilization, and withdrawals.

     -    With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions used, developed an independent estimate of the future policy benefit liability, and compared our estimates to management's estimates.

     -    We tested the completeness and accuracy of the underlying data that served as the basis for the actuarial analysis, including experience studies, to test that the inputs to the actuarial estimate were reasonable.

     -    We evaluated the methods and significant assumptions used by management to identify potential bias.

     -    We evaluated whether the significant assumptions used were consistent with evidence obtained in other areas of the audit.

DEFERRED ACQUISITION COST (DAC) -- REFER TO NOTES 1 AND 4 TO THE CONSOLIDATED
FINANCIAL STATEMENTS

CRITICAL AUDIT MATTER DESCRIPTION

The Company incurs and defers certain costs in connection with acquiring new and renewal insurance business. These deferred costs, amounting to $4.4 billion as of December 31, 2020, are amortized over the expected life of the policy contract in proportion to actual and expected future gross profits, premiums or margins. For deferred annuities and universal life contracts, expected future gross profits utilized in the amortization calculation are derived using assumptions such as separate account and general account investment returns, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. The assumptions used in the calculation of expected future gross profits are reviewed at least annually.

Given the significance of the estimates and uncertainty associated with the long-term assumptions utilized in the determination of expected future gross profits, auditing management's determination of the appropriateness of the assumptions used in the calculation of DAC amortization involves an especially high degree of estimation.

HOW THE CRITICAL AUDIT MATTER WAS ADDRESSED IN THE AUDIT

Our audit procedures related to management's determination of DAC amortization included the following, among others:

     -    We tested the effectiveness of management's controls related to the determination of expected future gross profits, including those over management's review that the significant assumptions utilized related to separate account and general account investment returns, mortality, in-force or persistency, benefit elections and
          utilization, and withdrawals represented a reasonable estimate.

     -    With assistance from our actuarial specialists, we evaluated the data included in the estimate provided by the Company's actuaries and the methodology utilized, and evaluated the process used by the Company to determine whether the significant assumptions used were reasonable estimates based on the Company's own experience and industry studies.

     -    We inquired of the Company's actuarial specialists whether there were any changes in the methodology utilized during the year in the determination of expected future gross profits.

     -    We inspected supporting documentation underlying the Company's experience studies and, utilizing our actuarial specialists, independently recalculated the amortization for a sample of policies, and compared our estimates to management's estimates.

     -   We evaluated whether the significant assumptions used by the Company were consistent with evidence obtained in other areas of the audit and to identify potential bias.

     -   We evaluated the sufficiency of the Company's disclosures related to
         DAC amortization.

EMBEDDED DERIVATIVE LIABILITIES RELATED TO VARIABLE ANNUITY GUARANTEES -- REFER
TO NOTES 1, 7, AND 8 TO THE CONSOLIDATED FINANCIAL STATEMENTS.

CRITICAL AUDIT MATTER DESCRIPTION

The Company sells index-linked annuities and variable annuity products with guaranteed minimum benefits, some of which are embedded derivatives that are required to be bifurcated from the host contract, separately accounted for, and measured at fair value. As of December 31, 2020, the fair value of the embedded derivative liability associated with certain of the Company's annuity contracts was $7.6 billion. Management utilizes various assumptions in order to measure the embedded liability including expectations concerning policyholder behavior, mortality and risk margins, as well as changes in the Company's own nonperformance risk. These assumptions are reviewed at least annually by management, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

Given the embedded derivative liability is sensitive to changes in these assumptions, auditing management's selection of these assumptions involves an especially high degree of estimation.

HOW THE CRITICAL AUDIT MATTER WAS ADDRESSED IN THE AUDIT

Our audit procedures related to the assumptions selected by management for the embedded derivative liability included the following, among others:

     -   We tested the effectiveness of management's controls over the embedded derivative liability, including those over the selection of the significant assumptions related to policyholder behavior, mortality, risk margins and the Company's nonperformance risk.

     -   With the assistance of our actuarial specialists, we evaluated the appropriateness of the significant assumptions, tested the completeness and accuracy of the underlying data and the mathematical accuracy of the Company's valuation model.

     -   We evaluated the reasonableness of the Company's assumptions by comparing those selected by management to those independently derived by our actuarial specialists, drawing upon standard actuarial and industry practice.

     -   We evaluated the methods and assumptions used by management to identify potential bias in the determination of the embedded liability.

     -   We evaluated whether the assumptions used were consistent with evidence obtained in other areas of the audit.

/s/ DELOITTE & TOUCHE LLP

Charlotte, North Carolina
March 3, 2021

We have served as the Company's auditor since 2005.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                         CONSOLIDATED BALANCE SHEETS
                         DECEMBER 31, 2020 AND 2019

               (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                                  2020
                                                                                                               -----------

ASSETS
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $69,483 and
   $63,083, respectively; allowance for credit losses of $2 and $0, respectively)............................  $   81,299
Equity securities, at estimated fair value...................................................................         133
Mortgage loans (net of allowance for credit losses of $94 and $64, respectively).............................      15,722
Policy loans.................................................................................................         884
Limited partnerships and limited liability companies.........................................................       2,809
Short-term investments, principally at estimated fair value..................................................       1,885
Other invested assets, principally at estimated fair value (net of allowance for credit losses of $13 and $0,
   respectively).............................................................................................       3,757
                                                                                                               -----------
   Total investments.........................................................................................     106,489
Cash and cash equivalents....................................................................................       3,684
Accrued investment income....................................................................................         656
Premiums, reinsurance and other receivables (net of allowance for credit losses of $10 and $0,
   respectively).............................................................................................      15,721
Deferred policy acquisition costs and value of business acquired.............................................       4,357
Current income tax recoverable...............................................................................          --
Other assets.................................................................................................         395
Separate account assets......................................................................................     103,986
                                                                                                               -----------
   Total assets..............................................................................................  $  235,288
                                                                                                               ===========
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits.......................................................................................  $   44,266
Policyholder account balances................................................................................      53,946
Other policy-related balances................................................................................       3,114
Payables for collateral under securities loaned and other transactions.......................................       5,237
Long-term and short-term debt................................................................................         843
Current income tax payable...................................................................................         110
Deferred income tax liability................................................................................       1,461
Other liabilities............................................................................................       4,210
Separate account liabilities.................................................................................     103,986
                                                                                                               -----------
   Total liabilities.........................................................................................     217,173
                                                                                                               -----------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)
EQUITY
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding......          75
Additional paid-in capital...................................................................................      18,323
Retained earnings (deficit)..................................................................................      (5,719)
Accumulated other comprehensive income (loss)................................................................       5,421
                                                                                                               -----------
   Total Brighthouse Life Insurance Company's stockholder's equity...........................................      18,100
Noncontrolling interests.....................................................................................          15
                                                                                                               -----------
   Total equity..............................................................................................      18,115
                                                                                                               -----------
   Total liabilities and equity..............................................................................  $  235,288
                                                                                                               ===========

                                                                                                                   2019
                                                                                                               ------------

ASSETS
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $69,483 and
   $63,083, respectively; allowance for credit losses of $2 and $0, respectively)............................  $    69,977
Equity securities, at estimated fair value...................................................................          147
Mortgage loans (net of allowance for credit losses of $94 and $64, respectively).............................       15,664
Policy loans.................................................................................................          875
Limited partnerships and limited liability companies.........................................................        2,379
Short-term investments, principally at estimated fair value..................................................        1,482
Other invested assets, principally at estimated fair value (net of allowance for credit losses of $13 and $0,
   respectively).............................................................................................        3,224
                                                                                                               ------------
   Total investments.........................................................................................       93,748
Cash and cash equivalents....................................................................................        2,493
Accrued investment income....................................................................................          663
Premiums, reinsurance and other receivables (net of allowance for credit losses of $10 and $0,
   respectively).............................................................................................       14,287
Deferred policy acquisition costs and value of business acquired.............................................        4,809
Current income tax recoverable...............................................................................           21
Other assets.................................................................................................          464
Separate account assets......................................................................................       99,668
                                                                                                               ------------
   Total assets..............................................................................................  $   216,153
                                                                                                               ============
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits.......................................................................................  $    39,081
Policyholder account balances................................................................................       45,121
Other policy-related balances................................................................................        2,801
Payables for collateral under securities loaned and other transactions.......................................        4,374
Long-term and short-term debt................................................................................          844
Current income tax payable...................................................................................           --
Deferred income tax liability................................................................................        1,301
Other liabilities............................................................................................        4,484
Separate account liabilities.................................................................................       99,668
                                                                                                               ------------
   Total liabilities.........................................................................................      197,674
                                                                                                               ------------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)
EQUITY
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and outstanding......           75
Additional paid-in capital...................................................................................       19,073
Retained earnings (deficit)..................................................................................       (3,899)
Accumulated other comprehensive income (loss)................................................................        3,215
                                                                                                               ------------
   Total Brighthouse Life Insurance Company's stockholder's equity...........................................       18,464
Noncontrolling interests.....................................................................................           15
                                                                                                               ------------
   Total equity..............................................................................................       18,479
                                                                                                               ------------
   Total liabilities and equity..............................................................................  $   216,153
                                                                                                               ============

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                    CONSOLIDATED STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                    2020        2019         2018
                                                                                                 ----------   ----------   ---------

REVENUES
Premiums....................................................................................     $     736    $     847    $    869
Universal life and investment-type product policy fees......................................         2,839        2,982       3,190
Net investment income.......................................................................         3,528        3,486       3,235
Other revenues..............................................................................           302          266         287
Net investment gains (losses)...............................................................           279           92        (204)
Net derivative gains (losses)...............................................................          (132)      (2,046)        745
                                                                                                 ----------   ----------   ---------
   Total revenues...........................................................................         7,552        5,627       8,122
                                                                                                 ----------   ----------   ---------
EXPENSES
Policyholder benefits and claims............................................................         5,689        3,538       3,180
Interest credited to policyholder account balances..........................................         1,061        1,031       1,047
Amortization of deferred policy acquisition costs and value of business acquired............           696          395       1,011
Other expenses..............................................................................         1,844        1,809       1,763
                                                                                                 ----------   ----------   ---------
   Total expenses...........................................................................         9,290        6,773       7,001
                                                                                                 ----------   ----------   ---------
Income (loss) before provision for income tax...............................................        (1,738)      (1,146)      1,121
Provision for income tax expense (benefit)..................................................          (433)        (338)        153
                                                                                                 ----------   ----------   ---------
   Net income (loss)........................................................................        (1,305)        (808)        968
Less: Net income (loss) attributable to noncontrolling interests............................             1            1           1
                                                                                                 ----------   ----------   ---------
   Net income (loss) attributable to Brighthouse Life Insurance Company.....................     $  (1,306)   $    (809)   $    967
                                                                                                 ==========   ==========   =========

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

           CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                    2020        2019        2018
                                                                                                  ---------   ---------   ----------

Net income (loss)...............................................................................  $ (1,305)   $   (808)   $     968
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets....................................     2,854       3,167       (1,355)
Unrealized gains (losses) on derivatives........................................................       (70)        (21)          22
Foreign currency translation adjustments........................................................        19          12           (4)
                                                                                                  ---------   ---------   ----------
   Other comprehensive income (loss), before income tax.........................................     2,803       3,158       (1,337)
Income tax (expense) benefit related to items of other comprehensive income (loss)..............      (597)       (661)         297
                                                                                                  ---------   ---------   ----------
   Other comprehensive income (loss), net of income tax.........................................     2,206       2,497       (1,040)
                                                                                                  ---------   ---------   ----------
   Comprehensive income (loss)..................................................................       901       1,689          (72)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax...         1           1            1
                                                                                                  ---------   ---------   ----------
   Comprehensive income (loss) attributable to Brighthouse Life Insurance Company...............  $    900    $  1,688    $     (73)
                                                                                                  =========   =========   ==========

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                      CONSOLIDATED STATEMENTS OF EQUITY
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                  BRIGHTHOUSE
                                                                                                     LIFE
                                                                               ACCUMULATED         INSURANCE
                                                  ADDITIONAL    RETAINED          OTHER            COMPANY'S
                                       COMMON       PAID-IN     EARNINGS      COMPREHENSIVE      STOCKHOLDER'S     NONCONTROLLING
                                        STOCK       CAPITAL     (DEFICIT)     INCOME (LOSS)         EQUITY            INTERESTS
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------

Balance at December 31, 2017......      $ 75       $  19,073    $ (4,132)       $   1,837          $  16,853            $ 15
Cumulative effect of change in
   accounting principle and other,
   net of income tax..............                                    75              (79)                (4)
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------
Balance at January 1, 2018........        75          19,073      (4,057)           1,758             16,849              15
Change in noncontrolling
   interests......................                                                     --                 (1)             (1)
Net income (loss).................                                   967                                 967               1
Other comprehensive
   income (loss), net of
   income tax.....................                                                 (1,040)            (1,040)
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------
Balance at December 31, 2018......        75          19,073      (3,090)             718             16,776              15
Change in noncontrolling
   interests......................                                                                        --              (1)
Net income (loss).................                                  (809)                               (809)              1
Other comprehensive
   income (loss), net of
   income tax.....................                                                  2,497              2,497
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------
Balance at December 31, 2019......        75          19,073      (3,899)           3,215             18,464              15
Cumulative effect of change in
   accounting principle and other,
   net of income tax..............                                   (14)               3                (11)
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------
Balance at January 1, 2020........        75          19,073      (3,913)           3,218             18,453              15
Dividends paid to parent..........                      (750)       (500)                             (1,250)
Change in noncontrolling
   interests......................                                                                        --              (1)
Net income (loss).................                                (1,306)                             (1,306)              1
Other comprehensive
   income (loss), net of
   income tax.....................                                                  2,203              2,203
                                    -----------  ------------  ----------  ------------------  ----------------  ------------------
Balance at December 31, 2020......      $ 75       $  18,323    $ (5,719)       $   5,421          $  18,100            $ 15
                                    ===========  ============  ==========  ==================  ================  ==================

                                       TOTAL
                                      EQUITY
                                    -------------

Balance at December 31, 2017......  $  16,868
Cumulative effect of change in
   accounting principle and other,
   net of income tax..............         (4)
                                    -------------
Balance at January 1, 2018........     16,864
Change in noncontrolling
   interests......................
Net income (loss).................        968
Other comprehensive
   income (loss), net of
   income tax.....................     (1,040)
                                    -------------
Balance at December 31, 2018......     16,791
Change in noncontrolling
   interests......................         (1)
Net income (loss).................       (808)
Other comprehensive
   income (loss), net of
   income tax.....................      2,497
                                    -------------
Balance at December 31, 2019......     18,479
Cumulative effect of change in
   accounting principle and other,
   net of income tax..............        (11)
                                    -------------
Balance at January 1, 2020........     18,468
Dividends paid to parent..........     (1,250)
Change in noncontrolling
   interests......................         (1)
Net income (loss).................     (1,305)
Other comprehensive
   income (loss), net of
   income tax.....................      2,203
                                    -------------
Balance at December 31, 2020......  $  18,115
                                    =============

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                    CONSOLIDATED STATEMENTS OF CASH FLOWS
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                  2020         2019         2018
                                                                                               -----------  -----------  -----------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................................................    $   (1,305)  $     (808)  $      968
Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net....          (257)        (275)        (259)
   (Gains) losses on investments, net......................................................          (279)         (92)         204
   (Gains) losses on derivatives, net......................................................           526        2,592         (102)
   (Income) loss from equity method investments, net of dividends and distributions........           (55)          70          (66)
   Interest credited to policyholder account balances......................................         1,061        1,031        1,047
   Universal life and investment-type product policy fees..................................        (2,839)      (2,982)      (3,190)
   Change in accrued investment income.....................................................           (10)          85         (177)
   Change in premiums, reinsurance and other receivables...................................        (1,382)        (739)        (224)
   Change in deferred policy acquisition costs and value of business acquired, net.........           290           25          689
   Change in income tax....................................................................          (290)        (326)       1,111
   Change in other assets..................................................................         1,897        1,947        2,077
   Change in future policy benefits and other policy-related balances......................         3,523        1,696        1,386
   Change in other liabilities.............................................................           249           63           94
   Other, net..............................................................................            --           51           63
                                                                                               -----------  -----------  -----------
Net cash provided by (used in) operating activities........................................         1,129        2,338        3,621
                                                                                               -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
   Fixed maturity securities...............................................................         8,322       13,358       15,621
   Equity securities.......................................................................            66           57           22
   Mortgage loans..........................................................................         1,929        1,528          793
   Limited partnerships and limited liability companies....................................           177          302          274
Purchases of:
   Fixed maturity securities...............................................................       (14,209)     (16,406)     (16,427)
   Equity securities.......................................................................           (17)         (22)          (2)
   Mortgage loans..........................................................................        (2,073)      (3,609)      (3,890)
   Limited partnerships and limited liability companies....................................          (582)        (463)        (358)
Cash received in connection with freestanding derivatives..................................         6,347        2,040        1,802
Cash paid in connection with freestanding derivatives......................................        (4,514)      (2,638)      (2,938)
Receipts on loans to affiliate.............................................................           100           --           --
Issuances of loans to affiliate............................................................          (100)          --           (2)
Net change in policy loans.................................................................            (9)         126          105
Net change in short-term investments.......................................................          (391)      (1,470)         269
Net change in other invested assets........................................................            30           36          (17)
                                                                                               -----------  -----------  -----------
Net cash provided by (used in) investing activities........................................    $   (4,924)  $   (7,161)  $   (4,748)
                                                                                               ===========  ===========  ===========

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                 2020          2019         2018
                                                                                             ------------  ------------  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
   Deposits..............................................................................    $     9,565   $     7,111   $    5,899
   Withdrawals...........................................................................         (3,240)       (2,773)      (3,400)
Net change in payables for collateral under securities loaned and other transactions.....            863          (673)         889
Long-term and short-term debt issued.....................................................            100           412          228
Long-term and short-term debt repaid.....................................................           (102)           (2)          (9)
Dividends paid to parent.................................................................         (1,250)           --           --
Financing element on certain derivative instruments and other derivative related
   transactions, net.....................................................................           (949)         (203)        (303)
Other, net...............................................................................             (1)          (50)         (46)
                                                                                             ------------  ------------  -----------
Net cash provided by (used in) financing activities......................................          4,986         3,822        3,258
                                                                                             ------------  ------------  -----------
Change in cash, cash equivalents and restricted cash.....................................          1,191        (1,001)       2,131
Cash, cash equivalents and restricted cash, beginning of year............................          2,493         3,494        1,363
                                                                                             ------------  ------------  -----------
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR..................................    $     3,684   $     2,493   $    3,494
                                                                                             ============  ============  ===========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Net cash paid (received) for:
   Interest..............................................................................    $        68   $        30   $        3
                                                                                             ============  ============  ===========
   Income tax............................................................................    $      (125)  $         3   $     (891)
                                                                                             ============  ============  ===========

      SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

               NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES

BUSINESS

     "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

     BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

     In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

BASIS OF PRESENTATION

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

    CONSOLIDATION

        The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") that the Company controls. Intercompany accounts and transactions have been eliminated.

        The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
    Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

    RECLASSIFICATIONS

        Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the Consolidated Financial Statements.

        Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a standalone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INSURANCE

       FUTURE POLICY BENEFIT LIABILITIES AND POLICYHOLDER ACCOUNT BALANCES

           The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The most significant assumptions used in the establishment of liabilities for future policy benefits are mortality, benefit election and utilization, withdrawals, policy lapse, and investment returns as appropriate to the respective product type.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

           For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions).
       When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

           The Company is also required to reflect the effect of investment gains and losses in its premium deficiency testing. When a premium deficiency exists related to unrealized gains and losses, any reductions in deferred acquisition costs or increases in insurance liabilities are recorded to other comprehensive income (loss) ("OCI").

           Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals. The Company may also hold additional liabilities for certain guaranteed benefits related to these contracts.

           Liabilities for secondary guarantees on universal life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios. The Company also maintains a liability for profits followed by losses on universal life with secondary guarantees ("ULSG")
       determined by projecting future earnings and establishing a liability to offset losses that are expected to occur in later years. Changes in ULSG liabilities are recorded to net income, except for the effects of unrealized gains and losses, which are recorded to OCI.

       RECOGNITION OF INSURANCE REVENUES AND DEPOSITS

           Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

           Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

           Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

    DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED
    SALES INDUCEMENTS

        The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred policy acquisition costs ("DAC'). These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

        Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date.

        The Company amortizes DAC and VOBA related to term non-participating whole life insurance over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, in-force or persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

        The Company amortizes DAC and VOBA on deferred annuities and universal life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, in-force or persistency, benefit elections and utilization, and withdrawals. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

        Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
    When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

        The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
    DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

        DAC and VOBA balances on deferred annuities and universal life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to OCI.

        DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

        Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

        The Company also has intangible assets representing deferred sales inducements ("DSI") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of
    DSI is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a possible impairment exists, the
    Company reviews DSI to determine whether the assets are impaired.

    REINSURANCE

        The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
    Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

        For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

        If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted.
    Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

        The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

        The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIB"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

    VARIABLE ANNUITY GUARANTEES

        The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

        Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

        Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWB")
    and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

        These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

        Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMAB"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

        The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

        The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 8.

        Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

    INDEX-LINKED ANNUITIES

        The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

    INVESTMENTS

       NET INVESTMENT INCOME AND NET INVESTMENT GAINS (LOSSES)

           Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated
       herein.

       FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

           The Company's fixed maturity securities are classified as
       available-for-sale and are reported at their estimated fair value.
       Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis.
       Investment gains and losses on sales are determined on a specific identification basis.

           Interest income and prepayment fees are recognized when earned.
       Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS")
       (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

           Amortization of premium and accretion of discount on Structured
       Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured
       Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market.
       For credit-sensitive Structured Securities and certain
       prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

           The Company regularly evaluates fixed maturity securities for declines in fair value to determine if a credit loss exists. This evaluation is based on management's case by case evaluation of the underlying reasons for the decline in fair value including, but not limited to an analysis of the gross unrealized losses by severity and financial condition of the issuer.

           For fixed maturity securities in an unrealized loss position, when the Company has the intent to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery, the amortized cost basis of the security is written down to fair value through net investment gains (losses).

           For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. If the Company determines the decline in estimated fair value is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of the allowance related to other-than-credit factors is recorded in OCI.

           Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

           Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

       MORTGAGE LOANS

           Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and net of an allowance for credit losses. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. The allowance for credit losses for mortgage loans represents the Company's best estimate of expected credit losses over the remaining life of the loans and is determined using relevant available information from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast.

       POLICY LOANS

           Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate.
       Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

       LIMITED PARTNERSHIPS AND LLCS

           The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

       SHORT-TERM INVESTMENTS

           Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

       OTHER INVESTED ASSETS

           Other invested assets consist principally of freestanding
       derivatives with positive estimated fair values which are described in
       "-- Derivatives" below.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

       SECURITIES LENDING PROGRAM

           Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

           The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

    DERIVATIVES

       FREESTANDING DERIVATIVES

           Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

           If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

           The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

       HEDGE ACCOUNTING

           The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the
       Company's earnings are affected by the variability in cash flows of the hedged item.

           To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

           The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

           When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

       EMBEDDED DERIVATIVES

           The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include: variable annuities with guaranteed minimum benefits, including
       GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets. Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

           See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities"
       and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

    FAIR VALUE

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

        In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

    SEPARATE ACCOUNTS

        Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the
    Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

        Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

        The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

    INCOME TAX

        Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
    Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
    Board ("FASB") guidance Accounting Standards Codification 740 -- Income
    Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses.
    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

        Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

        The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
    When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

        The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

        The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.
    Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

        The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    LITIGATION CONTINGENCIES

        The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

    OTHER ACCOUNTING POLICIES

       CASH AND CASH EQUIVALENTS

           The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

       EMPLOYEE BENEFIT PLANS

           Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
       England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES (CONTINUED)

     Effective January 1, 2020, using the modified retrospective method, the
Company adopted ASU 2016-13 ("ASU 2016-13"), Financial Instruments-Credit
Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The
amendments to Topic 326 replace the incurred loss impairment methodology for certain financial instruments with one that reflects expected credit losses based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance also requires that an other-than-temporary impairment on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The
Company recorded an after tax net decrease to retained earnings of $14 million and a net increase to accumulated other comprehensive income (loss) ("AOCI") of
$3 million for the cumulative effect of adoption. The adjustment included establishing or updating the allowance for credit losses on fixed maturity securities, mortgage loans, and other invested assets.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In August 2018, the FASB issued new guidance on long-duration contracts
(ASU 2018-12, Financial Services-Insurance (Topic 944): Targeted Improvements
to the Accounting for Long-Duration Contracts). This new guidance is effective for fiscal years beginning after January 1, 2023. The amendments to Topic 944 will result in significant changes to the accounting for long-duration insurance contracts. These changes (i) require all guarantees that qualify as market risk benefits to be measured at fair value, (ii) require more frequent updating of assumptions and modify existing discount rate requirements for certain insurance liabilities, (iii) modify the methods of amortization for
DAC, and (iv) require new qualitative and quantitative disclosures around insurance contract asset and liability balances and the judgments, assumptions and methods used to measure those balances. The market risk benefit guidance is required to be applied on a retrospective basis, while the changes to guidance for insurance liabilities and DAC may be applied to existing carrying amounts on the effective date or on a retrospective basis.

     The Company continues to evaluate the new guidance and therefore is unable to estimate the impact on its financial statements. The most significant impact from the ASU is the requirement that all variable annuity guarantees will be considered market risk benefits and measured at fair value, whereas today a significant amount of variable annuity guarantees are classified as insurance liabilities.

2. SEGMENT INFORMATION

     The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

ANNUITIES

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

LIFE

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

RUN-OFF

     The Run-off segment consists of products that are no longer actively sold and are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and ULSG.

CORPORATE & OTHER

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers'
compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SEGMENT INFORMATION (CONTINUED)

FINANCIAL MEASURES AND SEGMENT ACCOUNTING POLICIES

     Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

     Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

     The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

     -    Net investment gains (losses);

     -    Net derivative gains (losses) except earned income and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

     -    Certain variable annuity GMIB fees ("GMIB Fees").

     The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

     -    Amounts associated with benefits related to GMIBs ("GMIB Costs");

     -    Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

     -    Amortization of DAC and VOBA related to: (i) net investment gains
          (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and
          GMIB Costs and (iv) Market Value Adjustments.

     The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

     The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

     Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SEGMENT INFORMATION (CONTINUED)

      Operating results by segment, as well as Corporate & Other, were as follows:

                                                                                  YEAR ENDED DECEMBER 31, 2020
                                                           -------------------------------------------------------------------------
                                                                                                         CORPORATE &
                                                            ANNUITIES      LIFE        RUN-OFF              OTHER           TOTAL
                                                           ----------     ------     ----------------  --------------     ----------
                                                                                        (IN MILLIONS)

Pre-tax adjusted earnings................................   $   1,383     $   23     $   (1,655)           $  (369)       $    (618)
Provision for income tax expense (benefit)...............         257          3           (356)              (102)            (198)
                                                           ----------     ------     ----------------  --------------     ----------
Post-tax adjusted earnings...............................       1,126         20         (1,299)              (267)            (420)
Less: Net income (loss) attributable to noncontrolling
interests................................................          --         --             --                  1                1
                                                           ----------     ------     ----------------  --------------     ----------
    Adjusted earnings....................................   $   1,126     $   20     $   (1,299)           $  (268)            (421)
                                                           ==========     ======     ================  ==============
Adjustments for:
Net investment gains (losses)............................                                                                       279
Net derivative gains (losses)............................                                                                      (132)
Other adjustments to net income (loss)...................                                                                    (1,267)
Provision for income tax (expense) benefit...............                                                                       235
                                                                                                                          ----------
    Net income (loss) attributable to Brighthouse Life
    Insurance Company....................................                                                                 $  (1,306)
                                                                                                                          ==========
Interest revenue.........................................   $   1,811     $  403     $    1,269            $    62
Interest expense.........................................   $      --     $   --     $       --            $    68

                                                                                  YEAR ENDED DECEMBER 31, 2019
                                                           -------------------------------------------------------------------------
                                                                                                         CORPORATE &
                                                            ANNUITIES       LIFE       RUN-OFF              OTHER           TOTAL
                                                           ----------      ------     ---------------  --------------     ----------
                                                                                        (IN MILLIONS)

Pre-tax adjusted earnings................................   $   1,233      $  239     $   (580)           $   (234)       $     658
Provision for income tax expense (benefit)...............         230          49         (126)               (112)              41
                                                           ----------      ------     ---------------  --------------     ----------
Post-tax adjusted earnings...............................       1,003         190         (454)               (122)             617
Less: Net income (loss) attributable to noncontrolling
interests................................................          --          --           --                   1                1
                                                           ----------      ------     ---------------  --------------     ----------
    Adjusted earnings....................................   $   1,003      $  190     $   (454)           $   (123)             616
                                                           ==========      ======     ===============  ==============
Adjustments for:
Net investment gains (losses)............................                                                                        92
Net derivative gains (losses)............................                                                                    (2,046)
Other adjustments to net income (loss)...................                                                                       150
Provision for income tax (expense) benefit...............                                                                       379
                                                                                                                          ----------
    Net income (loss) attributable to Brighthouse Life
    Insurance Company....................................                                                                 $    (809)
                                                                                                                          ==========
Interest revenue.........................................   $   1,798      $  376     $  1,265            $     53
Interest expense.........................................   $      --      $   --     $     --            $     60

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SEGMENT INFORMATION (CONTINUED)

                                                                                   YEAR ENDED DECEMBER 31, 2018
                                                            ------------------------------------------------------------------------
                                                                                                          CORPORATE &
                                                             ANNUITIES       LIFE        RUN-OFF             OTHER           TOTAL
                                                            ----------      ------     ---------------  --------------    ----------
                                                                                         (IN MILLIONS)

Pre-tax adjusted earnings.................................   $   1,179      $  211     $     (58)          $   (229)       $  1,103
Provision for income tax expense (benefit)................         201          43           (14)               (73)            157
                                                            ----------      ------     ---------------  --------------    ----------
Post-tax adjusted earnings................................         978         168           (44)              (156)            946
Less: Net income (loss) attributable to noncontrolling
interests.................................................          --          --            --                  1               1
                                                            ----------      ------     ---------------  --------------    ----------
    Adjusted earnings.....................................   $     978      $  168     $     (44)          $   (157)            945
                                                            ==========      ======     ===============  ==============
Adjustments for:
Net investment gains (losses).............................                                                                     (204)
Net derivative gains (losses).............................                                                                      745
Other adjustments to net income (loss)....................                                                                     (523)
Provision for income tax (expense) benefit................                                                                        4
                                                                                                                          ----------
    Net income (loss) attributable to Brighthouse Life
    Insurance Company.....................................                                                                 $    967
                                                                                                                          ==========
Interest revenue..........................................   $   1,523      $  373     $   1,309           $     44
Interest expense..........................................   $      --      $   --     $      --           $      6

      Total revenues by segment, as well as Corporate & Other, were as follows:

                                                                                        YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------------
                                                                           2020                   2019                  2018
                                                                  ---------------------  ---------------------  --------------------
                                                                                              (IN MILLIONS)

Annuities.......................................................    $            4,005     $           4,062     $            3,921
Life............................................................                 1,081                 1,115                  1,160
Run-off.........................................................                 1,937                 2,009                  2,112
Corporate & Other...............................................                   148                   145                    147
Adjustments.....................................................                   381                (1,704)                   782
                                                                  ---------------------  ---------------------  --------------------
Total...........................................................    $            7,552     $           5,627     $            8,122
                                                                  =====================  =====================  ====================

      Total assets by segment, as well as Corporate & Other, were as follows at:

                                                                                                         DECEMBER 31,
                                                                                         -------------------------------------------
                                                                                                  2020                  2019
                                                                                         ---------------------  --------------------
                                                                                                         (IN MILLIONS)

Annuities..............................................................................   $          167,806     $          152,740
Life...................................................................................               17,796                 16,389
Run-off................................................................................               38,366                 35,132
Corporate & Other......................................................................               11,320                 11,892
                                                                                         ---------------------  --------------------
Total..................................................................................   $          235,288     $          216,153
                                                                                         =====================  ====================

      Total premiums, universal life and investment-type product policy fees and other revenues by major product group were as follows:

                                                                                        YEARS ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------------
                                                                           2020                   2019                  2018
                                                                  ---------------------  ---------------------  --------------------
                                                                                              (IN MILLIONS)

Annuity products................................................    $            2,448     $           2,522     $            2,662
Life insurance products.........................................                 1,418                 1,561                  1,677
Other products..................................................                    11                    12                      7
                                                                  ---------------------  ---------------------  --------------------
Total...........................................................    $            3,877     $           4,095     $            4,346
                                                                  =====================  =====================  ====================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SEGMENT INFORMATION (CONTINUED)

      Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

      Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2020, 2019 and 2018.

3. INSURANCE

INSURANCE LIABILITIES

      Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                                                                DECEMBER 31,
                                                                                                        ----------------------------
                                                                                                            2020            2019
                                                                                                        -----------      ----------
                                                                                                                (IN MILLIONS)

Annuities..........................................................................................     $    54,185      $   43,731
Life...............................................................................................           8,335           7,507
Run-off............................................................................................          31,197          28,064
Corporate & Other..................................................................................           7,609           7,701
                                                                                                        -----------      ----------
Total..............................................................................................     $   101,326      $   87,003
                                                                                                        ===========      ==========

      See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

ASSUMPTIONS FOR FUTURE POLICYHOLDER BENEFITS AND POLICYHOLDER ACCOUNT
    BALANCES

      For term and non-participating whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 1% to 9%.

      Participating whole life insurance uses an interest assumption based upon a non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2020 and 2019, and 40%, 38% and 38% of gross traditional life insurance premiums for the years ended December 31, 2020, 2019 and 2018, respectively.

      The liability for future policyholder benefits for long-term care insurance (included in Corporate & Other) includes assumptions for morbidity, withdrawals and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%. Claim reserves for long-term care insurance include best estimate assumptions for claim terminations, expenses and interest.

      Policyholder account balances liabilities for fixed deferred annuities and universal life insurance have interest credited rates ranging from 1% to
7%.

GUARANTEES

      The Company issues variable annuity contracts with guaranteed minimum benefits. GMDBs, the life contingent portion of GMWBs and certain portions of
GMIBs are accounted for as insurance liabilities in future policyholder benefits, while other guarantees are accounted for in whole or in part as embedded derivatives in policyholder account balances and are further discussed in Note 7. The most significant assumptions for variable annuity guarantees included in future policyholder benefits are projected general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.

      The Company also has secondary guarantees on universal life insurance accounted for as insurance liabilities. The most significant assumptions used in estimating the secondary guarantee liabilities are general account rates of return, premium persistency, mortality and lapses, which are reviewed and updated at least annually.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INSURANCE (CONTINUED)

      See Note 1 for more information on guarantees accounted for as insurance liabilities.

      Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                                                               UNIVERSAL AND
                                                                                                 VARIABLE
                                                         VARIABLE ANNUITY CONTRACTS           LIFE CONTRACTS
                                                  ---------------------------------------  -------------------
                                                                                                 SECONDARY
                                                         GMDBS                GMIBS             GUARANTEES              TOTAL
                                                  ------------------  -------------------  -------------------  --------------------
                                                                                              (IN MILLIONS)

DIRECT
Balance at January 1, 2018....................     $          1,416     $         2,550      $          4,232     $          8,198
Incurred guaranteed benefits..................                  183                 358                   483                1,024
Paid guaranteed benefits......................                  (56)                 --                    --                  (56)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2018..................                1,543               2,908                 4,715                9,166
Incurred guaranteed benefits..................                  142                 168                   874                1,184
Paid guaranteed benefits......................                  (89)                 --                    --                  (89)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2019..................                1,596               3,076                 5,589               10,261
Incurred guaranteed benefits..................                  128               1,089                 1,244                2,461
Paid guaranteed benefits......................                 (103)                 --                  (169)                (272)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2020..................     $          1,621     $         4,165      $          6,664     $         12,450
                                                  ==================  ===================  ===================  ====================
NET CEDED/(ASSUMED)
Balance at January 1, 2018....................     $             (6)    $           (47)     $            946     $            893
Incurred guaranteed benefits..................                   48                  (3)                   18                   63
Paid guaranteed benefits......................                  (54)                 --                    --                  (54)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2018..................                  (12)                (50)                  964                  902
Incurred guaranteed benefits..................                   84                  (1)                  119                  202
Paid guaranteed benefits......................                  (87)                 --                    --                  (87)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2019..................                  (15)                (51)                1,083                1,017
Incurred guaranteed benefits..................                   95                 (21)                  102                  176
Paid guaranteed benefits......................                 (101)                 --                   (39)                (140)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2020..................     $            (21)    $           (72)     $          1,146     $          1,053
                                                  ==================  ===================  ===================  ====================
NET
Balance at January 1, 2018....................     $          1,422     $         2,597      $          3,286     $          7,305
Incurred guaranteed benefits..................                  135                 361                   465                  961
Paid guaranteed benefits......................                   (2)                 --                    --                   (2)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2018..................                1,555               2,958                 3,751                8,264
Incurred guaranteed benefits..................                   58                 169                   755                  982
Paid guaranteed benefits......................                   (2)                 --                    --                   (2)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2019..................                1,611               3,127                 4,506                9,244
Incurred guaranteed benefits..................                   33               1,110                 1,142                2,285
Paid guaranteed benefits......................                   (2)                 --                  (130)                (132)
                                                  ------------------  -------------------  -------------------  --------------------
Balance at December 31, 2020..................     $          1,642     $         4,237      $          5,518     $         11,397
                                                  ==================  ===================  ===================  ====================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INSURANCE (CONTINUED)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                                   DECEMBER 31,
                                              --------------------------------------------------------------------------------------
                                                             2020                                              2019
                                              ------------------------------------  ------------------------------------------------
                                                   IN THE               AT                           IN THE               AT
                                               EVENT OF DEATH      ANNUITIZATION                 EVENT OF DEATH      ANNUITIZATION
                                              -----------------  -----------------  -----------------------------  -----------------
                                                                                     (DOLLARS IN MILLIONS)

ANNUITY CONTRACTS (1), (2)
VARIABLE ANNUITY GUARANTEES
Total account value (3)...................      $    104,075       $     57,790                   $    100,034       $     57,069
Separate account value....................      $     99,257       $     56,668                   $     95,430       $     56,027
Net amount at risk........................      $      6,392(4)    $      6,341(5)                $      6,617(4)    $      4,495(5)
Average attained age of contract holders..          70 years           70 years                       69 years           69 years

                                                                                                                DECEMBER 31,
                                                                                                        ----------------------------
                                                                                                            2020            2019
                                                                                                        ------------    ------------
                                                                                                            SECONDARY GUARANTEES
                                                                                                        ----------------------------
                                                                                                            (DOLLARS IN MILLIONS)

UNIVERSAL LIFE CONTRACTS
Total account value (3)...........................................................................      $      5,772     $     5,957
Net amount at risk (6)............................................................................      $     69,083     $    71,124
Average attained age of policyholders.............................................................          67 years        66 years

VARIABLE LIFE CONTRACTS
Total account value (3)...........................................................................      $      1,306     $     1,133
Net amount at risk (6)............................................................................      $     11,234     $    12,082
Average attained age of policyholders.............................................................          46 years        45 years

-------------------------------
(1)  The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)  Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.
     See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3)  Includes the contract holder's investments in the general account and separate account, if applicable.

(4)  Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)  Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6)  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INSURANCE (CONTINUED)

      Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                                                                                  DECEMBER 31,
                                                                                                            ------------------------
                                                                                                               2020          2019
                                                                                                            ----------    ----------
                                                                                                                  (IN MILLIONS)

Fund Groupings:
Balanced...........................................................................................         $   62,800    $   62,266
Equity.............................................................................................             28,385        25,580
Bond...............................................................................................              8,265         7,729
Money Market.......................................................................................                 16            16
                                                                                                            ----------    ----------
    Total..........................................................................................         $   99,466    $   95,591
                                                                                                            ==========    ==========

OBLIGATIONS UNDER FUNDING AGREEMENTS

      Brighthouse Life Insurance Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. The Company had obligations outstanding under the funding agreements of $144 million and $134 million at December 31,
2020 and 2019, respectively, which are reported in policyholder account balances.

      Brighthouse Life Insurance Company is a member of the Federal Home Loan
Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost were $39 million at both December 31, 2020 and 2019.

      Brighthouse Life Insurance Company has an active funding agreement program with FHLB of Atlanta, along with inactive funding agreement programs with certain regional banks in the FHLB system. The Company had obligations outstanding under these funding agreements of $595 million at both December 31,
2020 and 2019, which are reported in policyholder account balances. Funding agreements are issued to FHLBs in exchange for cash, for which the FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs'
recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

      Brighthouse Life Insurance Company has a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac
Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. Any such borrowings would be reported in policyholder account balances. At both December 31, 2020 and 2019, there were no borrowings under this funding agreement program. Funding agreements are issued to Farmer Mac in exchange for cash, for which Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize the Company's obligations under the funding agreements. Upon any event of default by the
Company, Farmer Mac's recovery on the collateral is limited to the amount of the Company's liabilities to Farmer Mac.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED
   SALES INDUCEMENTS

      See Note 1 for a description of capitalized acquisition costs.

      Information regarding DAC and VOBA was as follows:

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                         -------------------------------------------
                                                                                            2020            2019             2018
                                                                                         ----------     -------------      ---------
                                                                                                        (IN MILLIONS)

DAC:
Balance at January 1,...........................................................         $   4,327        $   4,518        $  5,015
Capitalizations.................................................................               406              365             319
Amortization related to net investment gains (losses) and net
    derivative gains (losses)...................................................               105              220            (370)
All other amortization..........................................................              (776)            (586)           (535)
                                                                                         ----------     -------------      ---------
    Total amortization..........................................................              (671)            (366)           (905)
                                                                                         ----------     -------------      ---------
Unrealized investment gains (losses)............................................              (192)            (190)             89
                                                                                         ----------     -------------      ---------
Balance at December 31,.........................................................             3,870            4,327           4,518
                                                                                         ----------     -------------      ---------
VOBA:
Balance at January 1,...........................................................               482              568             608
Amortization related to net investment gains (losses) and net
    derivative gains (losses)...................................................                --               (1)             (1)
All other amortization..........................................................               (25)             (28)           (105)
                                                                                         ----------     -------------      ---------
    Total amortization..........................................................               (25)             (29)           (106)
                                                                                         ----------     -------------      ---------
Unrealized investment gains (losses)............................................                30              (57)             66
                                                                                         ----------     -------------      ---------
Balance at December 31,.........................................................               487              482             568
                                                                                         ----------     -------------      ---------
TOTAL DAC AND VOBA:
Balance at December 31,.........................................................         $   4,357        $   4,809        $  5,086
                                                                                         ==========     =============      =========

      Information regarding total DAC and VOBA by segment, as well as Corporate
& Other, was as follows at:

                                                                                                                  DECEMBER 31,
                                                                                                           -------------------------
                                                                                                              2020            2019
                                                                                                           ---------       ---------
                                                                                                                  (IN MILLIONS)

Annuities..........................................................................................        $   3,715       $   4,168
Life...............................................................................................              531             539
Run-off............................................................................................                5               5
Corporate & Other..................................................................................              106              97
                                                                                                           ---------       ---------
    Total..........................................................................................        $   4,357       $   4,809
                                                                                                           =========       =========

      The estimated future VOBA amortization expense to be reported in other expenses for the next five years is $70 million in 2021, $61 million in 2022,
$52 million in 2023, $45 million in 2024 and $39 million in 2025.

      Information regarding DSI was as follows:

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                            ----------------------------------------
                                                                                             2020             2019            2018
                                                                                            --------     --------------      -------
                                                                                                          (IN MILLIONS)

DSI:
Balance at January 1,...............................................................        $   362          $  391          $  411
Capitalization......................................................................              2               2               2
Amortization........................................................................            (69)            (36)            (39)
Unrealized investment gains (losses)................................................             --               5              17
                                                                                            --------     --------------      -------
Balance at December 31,.............................................................        $   295          $  362          $  391
                                                                                            ========     ==============      =======

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, as well as former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

ANNUITIES AND LIFE

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

CORPORATE & OTHER

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2020, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

CATASTROPHE COVERAGE

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

REINSURANCE RECOVERABLES

     The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

     The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December
31, 2020 and 2019, were not significant. The Company had $5.7 billion and $5.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2020 and 2019, respectively.

     The Company records an allowance for credit losses which is a valuation account that reduces reinsurance recoverable balances to present the net amount expected to be collected from reinsurers. When assessing the creditworthiness of the Company's reinsurance recoverable balances, beyond the analysis of individual claims disputes, the Company considers the financial strength of its reinsurers using public ratings and ratings reports, current existing credit enhancements to reinsurance agreements and the statutory and GAAP financial statements of the reinsurers. Impairments are then determined based on probable and estimable defaults. At December 31, 2020, the Company had an allowance for credit losses of $10 million on its reinsurance recoverable balances.

     At December 31, 2020, the Company had $14.8 billion of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $12.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

      The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                        --------------------------------------------
                                                                                           2020             2019             2018
                                                                                        -----------    --------------     ----------
                                                                                                        (IN MILLIONS)

PREMIUMS
Direct premiums.................................................................        $    1,466       $    1,597       $   1,640
Reinsurance assumed.............................................................                12               15              12
Reinsurance ceded...............................................................              (742)            (765)           (783)
                                                                                        -----------    --------------     ----------
    Net premiums................................................................        $      736       $      847       $     869
                                                                                        ===========    ==============     ==========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES
Direct universal life and investment-type product policy fees...................        $    3,376       $    3,432       $   3,617
Reinsurance assumed.............................................................                55               79             101
Reinsurance ceded...............................................................              (592)            (529)           (528)
                                                                                        -----------    --------------     ----------
    Net universal life and investment-type product policy fees..................        $    2,839       $    2,982       $   3,190
                                                                                        ===========    ==============     ==========
OTHER REVENUES
Direct other revenues...........................................................        $      239       $      244       $     262
Reinsurance assumed.............................................................                18                3               2
Reinsurance ceded...............................................................                45               19              23
                                                                                        -----------    --------------     ----------
    Net other revenues..........................................................        $      302       $      266       $     287
                                                                                        ===========    ==============     ==========
POLICYHOLDER BENEFITS AND CLAIMS
Direct policyholder benefits and claims.........................................        $    7,445       $    5,267       $   4,724
Reinsurance assumed.............................................................               158               70              75
Reinsurance ceded...............................................................            (1,914)          (1,799)         (1,619)
                                                                                        -----------    --------------     ----------
    Net policyholder benefits and claims........................................        $    5,689       $    3,538       $   3,180
                                                                                        ===========    ==============     ==========
OTHER EXPENSES
Direct other expenses...........................................................        $    1,851       $    1,839       $   1,812
Reinsurance assumed.............................................................                 2              (10)             (4)
Reinsurance ceded...............................................................                (9)             (20)            (45)
                                                                                        -----------    --------------     ----------
    Net other expenses..........................................................        $    1,844       $    1,809       $   1,763
                                                                                        ===========    ==============     ==========

      The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                        DECEMBER 31,
                                             ------------------------------------------------------------------
                                                                        2020
                                             ------------------------------------------------------------------
                                                                                                TOTAL
                                                                                               BALANCE
                                               DIRECT          ASSUMED         CEDED            SHEET
                                             --------------  -------------  --------------  -------------------
                                                                                                  (IN MILLIONS)

ASSETS
Premiums, reinsurance and other receivables
    (net of allowance for credit losses)...  $          519  $          30  $       15,172  $   15,721
LIABILITIES
Future policy benefits.....................  $       44,027  $         239  $           --  $   44,266
Policyholder account balances..............  $       50,292  $       3,654  $           --  $   53,946
Other policy-related balances..............  $        1,416  $       1,698  $           --  $    3,114
Other liabilities..........................  $        3,066  $          40  $        1,104  $    4,210

                                                              DECEMBER 31,
                                             ----------------------------------------------
                                                                  2019
                                             ----------------------------------------------
                                                                                    TOTAL
                                                                                   BALANCE
                                               DIRECT      ASSUMED      CEDED       SHEET
                                             ----------  ----------  ----------  ----------

ASSETS
Premiums, reinsurance and other receivables
    (net of allowance for credit losses)...  $      420  $      39   $   13,828  $   14,287
LIABILITIES
Future policy benefits.....................  $   38,879  $     202   $       --  $   39,081
Policyholder account balances..............  $   42,062  $   3,059   $       --  $   45,121
Other policy-related balances..............  $    1,126  $   1,675   $       --  $    2,801
Other liabilities..........................  $    3,410  $      11   $    1,063  $    4,484

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

      Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $3.0 billion and $2.0 billion at December 31, 2020 and 2019, respectively. The deposit liabilities on reinsurance were $2.7 billion and $2.4 billion at
December 31, 2020 and 2019, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

      The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including Metropolitan Life Insurance
Company ("MLIC"), Metropolitan Tower Life Insurance Company and MetLife
Reinsurance Company of Vermont, all of which were related parties until the completion of the MetLife Divestiture (see Note 1).

      Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                            ----------------------------------------
                                                                                             2020            2019             2018
                                                                                            -------      --------------     --------
                                                                                                          (IN MILLIONS)

PREMIUMS
Reinsurance assumed..............................................................           $    2          $    5          $     7
Reinsurance ceded................................................................               --              --             (201)
                                                                                            -------      --------------     --------
    Net premiums.................................................................           $    2          $    5          $  (194)
                                                                                            =======      ==============     ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES
Reinsurance assumed..............................................................           $    7          $    6          $    51
Reinsurance ceded................................................................               --              --                1
                                                                                            -------      --------------     --------
    Net universal life and investment-type product policy fees...................           $    7          $    6          $    52
                                                                                            =======      ==============     ========
OTHER REVENUES
Reinsurance assumed..............................................................           $    2          $    3          $     2
Reinsurance ceded................................................................               --              --               18
                                                                                            -------      --------------     --------
    Net other revenues...........................................................           $    2          $    3          $    20
                                                                                            =======      ==============     ========
POLICYHOLDER BENEFITS AND CLAIMS
Reinsurance assumed..............................................................           $   55          $   34          $    52
Reinsurance ceded................................................................               --              --             (178)
                                                                                            -------      --------------     --------
    Net policyholder benefits and claims.........................................           $   55          $   34          $  (126)
                                                                                            =======      ==============     ========
OTHER EXPENSES
Reinsurance assumed..............................................................           $  (21)         $  (32)         $   (13)
Reinsurance ceded................................................................               --              --               (5)
                                                                                            -------      --------------     --------
    Net other expenses...........................................................           $  (21)         $  (32)         $   (18)
                                                                                            =======      ==============     ========

      Information regarding the significant effects of reinsurance with NELICO included on the consolidated balance sheets was as follows at:

                                                                                            DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                           2020                                     2019
                                                               ----------------------------------------  ---------------------------
                                                                 ASSUMED             CEDED                ASSUMED              CEDED
                                                               ----------           -------------------  ---------           -------
                                                                                          (IN MILLIONS)

ASSETS
Premiums, reinsurance and other receivables
   (net of allowance for credit losses)................          $   24              $ --                 $    26             $  --
LIABILITIES
Future policy benefits.................................          $  120              $ --                 $    97             $  --
Policyholder account balances..........................          $  596              $ --                 $   443             $  --
Other policy-related balances..........................          $   10              $ --                 $    11             $  --
Other liabilities......................................          $    9              $ --                 $   (21)            $  --

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

      The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $596 million and $443 million at December 31, 2020 and 2019, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($151) million, ($53) million and $53 million for the years ended December 31, 2020, 2019 and 2018, respectively.

      The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million for the year ended
December 31, 2018.

      Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2020 and 2019. The deposit liabilities on related party reinsurance were $167 million and $164 million at December 31,
2020 and 2019, respectively.

6. INVESTMENTS

      See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies. In connection with the adoption of new guidance related to the credit losses (see Note 1), effective January 1, 2020, the Company updated its accounting policies on certain investments. Any accounting policy updates required by the new guidance are described in this footnote.

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

    FIXED MATURITY SECURITIES BY SECTOR

          Fixed maturity securities by sector were as follows at:

                                                             DECEMBER 31, 2020
                                        -----------------------------------------------------------------
                                                        ALLOWANCE         GROSS            ESTIMATED
                                          AMORTIZED    FOR CREDIT      UNREALIZED            FAIR
                                                                   ------------------
                                            COST         LOSSES      GAINS    LOSSES         VALUE
                                        ------------  -----------  --------   -------  ------------------
                                                                                         (IN MILLIONS)

U.S. corporate........................    $ 32,062        $ 2      $  5,286    $  70     $ 37,276
Foreign corporate.....................       9,926         --         1,493       44       11,375
U.S. government and agency............       5,871         --         2,599        6        8,464
RMBS..................................       7,578         --           644        3        8,219
CMBS..................................       6,120         --           586        9        6,697
State and political subdivision.......       3,607         --           948       --        4,555
ABS...................................       2,831         --            60       10        2,881
Foreign government....................       1,488         --           345        1        1,832
                                        ------------  -----------  --------   -------  ------------------
    Total fixed maturity securities...    $ 69,483        $ 2      $ 11,961    $ 143     $ 81,299
                                        ============  ===========  ========   =======  ==================

                                                            DECEMBER 31, 2019
                                        --------------------------------------------------------
                                                       ALLOWANCE         GROSS         ESTIMATED
                                         AMORTIZED    FOR CREDIT      UNREALIZED         FAIR
                                                                  -----------------
                                           COST         LOSSES      GAINS   LOSSES       VALUE
                                        -----------  -----------  -------   -------  -----------

U.S. corporate........................   $ 27,841        $ --     $ 2,815    $  65     $ 30,591
Foreign corporate.....................      9,017          --         736       67        9,686
U.S. government and agency............      5,396          --       1,848       --        7,244
RMBS..................................      8,600          --         440       10        9,030
CMBS..................................      5,460          --         263        9        5,714
State and political subdivision.......      3,326          --         687        2        4,011
ABS...................................      1,940          --          21       11        1,950
Foreign government....................      1,503          --         250        2        1,751
                                        -----------  -----------  -------   -------  -----------
    Total fixed maturity securities...   $ 63,083        $ --     $ 7,060    $ 166     $ 69,977
                                        ===========  ===========  =======   =======  ===========

          The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million at December 31, 2020. The Company did not hold any non-income producing fixed maturity securities at December 31,
    2019.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

     MATURITIES OF FIXED MATURITY SECURITIES

           The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31,
     2020:

                                                                   DUE AFTER FIVE
                                                  DUE AFTER ONE         YEARS                                            TOTAL FIXED
                                  DUE IN ONE      YEAR THROUGH       THROUGH TEN           DUE AFTER TEN   STRUCTURED     MATURITY
                                 YEAR OR LESS      FIVE YEARS           YEARS                  YEARS       SECURITIES    SECURITIES
                                 -------------  ----------------  ---------------------  ---------------  ------------  ------------
                                                                          (IN MILLIONS)

Amortized cost...............      $   1,465        $  7,207         $   14,328             $   29,954     $   16,529    $   69,483
Estimated fair value.........      $   1,483        $  7,745         $   16,074             $   38,200     $   17,797    $   81,299

           Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

     CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES BY
     SECTOR

           The estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, by sector and by length of time that the securities have been in a continuous unrealized loss position, were as follows at:

                                                              DECEMBER 31, 2020
                                        ------------------------------------------------------------------
                                            LESS THAN 12 MONTHS            12 MONTHS OR GREATER
                                        ---------------------------  -------------------------------------
                                          ESTIMATED        GROSS       ESTIMATED           GROSS
                                            FAIR        UNREALIZED       FAIR           UNREALIZED
                                            VALUE         LOSSES         VALUE            LOSSES
                                        ------------  -------------  ------------  -----------------------
                                                                                     (DOLLARS IN MILLIONS)

U.S. corporate........................    $ 1,726         $  57         $   181            $ 13
Foreign corporate.....................        243             7             345              37
U.S. government and agency............        236             6              --              --
RMBS..................................        180             2              22               1
CMBS..................................        331             7              44               2
State and political subdivision.......         46            --              --              --
ABS...................................        506             3             629               7
Foreign government....................         55             1              --              --
                                        ------------  -------------  ------------  -----------------------
     Total fixed maturity securities..    $ 3,323         $  83         $ 1,221            $ 60
                                        ============  =============  ============  =======================
     Total number of securities in
         an unrealized loss position..        665                           241
                                        ============                 ============

                                                             DECEMBER 31, 2019
                                        ----------------------------------------------------------
                                             LESS THAN 12 MONTHS          12 MONTHS OR GREATER
                                        -----------------------------  ---------------------------
                                          ESTIMATED         GROSS        ESTIMATED       GROSS
                                            FAIR         UNREALIZED        FAIR       UNREALIZED
                                            VALUE          LOSSES          VALUE        LOSSES
                                        --------------  -------------  ------------  ------------

U.S. corporate........................     $ 1,931          $ 43         $    320        $ 22
Foreign corporate.....................         577            12              510          55
U.S. government and agency............          14            --               --          --
RMBS..................................         802             6              346           4
CMBS..................................         552             7              171           2
State and political subdivision.......         120             2                8          --
ABS...................................         358             2              676           9
Foreign government....................          65             2               --          --
                                        --------------  -------------  ------------  ------------
     Total fixed maturity securities..     $ 4,419          $ 74         $  2,031        $ 92
                                        ==============  =============  ============  ============
     Total number of securities in
         an unrealized loss position..         686                            297
                                        ==============                 ============

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

    ALLOWANCE FOR CREDIT LOSSES FOR FIXED MATURITY SECURITIES

       EVALUATION AND MEASUREMENT METHODOLOGIES

           For fixed maturity securities in an unrealized loss position, management first assesses whether the Company intends to sell, or whether it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security's amortized cost basis is written down to estimated fair value through net investment gains (losses). For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the allowance for credit loss evaluation process include, but are not limited to: (i) the extent to which estimated fair value is less than amortized cost; (ii)
       any changes to the rating of the security by a rating agency; (iii)
       adverse conditions specifically related to the security, industry or geographic area; and (iv) payment structure of the fixed maturity security and the likelihood of the issuer being able to make payments in the future or the issuer's failure to make scheduled interest and principal payments. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security.
       If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss is deemed to exist and an allowance for credit losses is recorded, limited by the amount that the estimated fair value is less than the amortized cost basis, with a corresponding charge to net investment gains (losses). Any unrealized losses that have not been recorded through an allowance for credit losses are recognized in OCI.

           Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).

           Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

           Accrued interest receivables are presented separate from the amortized cost basis of fixed maturity securities. An allowance for credit losses is not estimated on an accrued interest receivable, rather receivable balances 90-days past due are deemed uncollectible and are written off with a corresponding reduction to net investment income. The accrued interest receivable on fixed maturity securities totaled $506 million at December 31, 2020 and is included in accrued investment income.

           Fixed maturity securities are also evaluated to determine if they qualify as purchased financial assets with credit deterioration ("PCD").
       To determine if the credit deterioration experienced since origination is more than insignificant, both (i) the extent of the credit deterioration and (ii) any rating agency downgrades are evaluated. For securities categorized as PCD assets, the present value of cash flows expected to be collected from the security are compared to the par value of the security. If the present value of cash flows expected to be collected is less than the par value, credit losses are embedded in the purchase price of the PCD asset. In this situation, both an allowance for credit losses and amortized cost gross-up is recorded, limited by the amount that the estimated fair value is less than the grossed-up amortized cost basis. Any difference between the purchase price and the present value of cash flows is amortized or accreted into net investment income over the life of the PCD asset. Any subsequent PCD asset allowance for credit losses is evaluated in a manner similar to the process described above for fixed maturity securities.

       CURRENT PERIOD EVALUATION

           Based on the Company's current evaluation of its fixed maturity securities in an unrealized loss position and the current intent or requirement to sell, the Company recorded an allowance for credit losses of $2 million, relating to five securities at December 31, 2020.
       Management concluded that for all other fixed maturity securities in an unrealized loss position, the unrealized loss was not due to issuer-specific credit-related factors and as a result was recognized in
       OCI. Where unrealized losses have not been recognized into income, it is primarily because the securities' bond issuer(s) are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in estimated fair value is largely due to changes in interest rates and non-issuer specific credit spreads.
       These issuers continued to make timely principal and interest payments and the estimated fair value is expected to recover as the securities approach maturity.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

        ROLLFORWARD OF THE ALLOWANCE FOR CREDIT LOSSES FOR FIXED MATURITY
        SECURITIES BY SECTOR

              The changes in the allowance for credit losses by sector were as follows:

                                                                                    U.S. CORPORATE       FOREIGN CORPORATE     TOTAL
                                                                                   ----------------  ---------------------  --------
                                                                                                     (IN MILLIONS)

Balance at January 1, 2020.....................................................          $  3                 $   1            $  4
Allowance on securities where credit losses were not
   previously recorded.........................................................             3                     1               4
Reductions for securities sold.................................................            (1)                   --              (1)
Change in allowance on securities with an allowance recorded
   in a previous period........................................................            --                    (1)             (1)
Write-offs charged against allowance (1).......................................            (3)                   (1)             (4)
                                                                                   ----------------  ---------------------  --------
Balance at December 31, 2020...................................................          $  2                 $  --            $  2
                                                                                   ================  =====================  ========

-------------------------------
(1)  The Company recorded total write-offs of $13 million for the year ended
     December 31, 2020.

MORTGAGE LOANS

    MORTGAGE LOANS BY PORTFOLIO SEGMENT

          Mortgage loans are summarized as follows at:

                                                                                       DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                    2020                                          2019
                                                        -----------------------------  ---------------------------------------------
                                                         CARRYING             % OF                     CARRYING             % OF
                                                           VALUE              TOTAL                      VALUE              TOTAL
                                                        -----------        ----------  --------------------------        -----------
                                                                                       (DOLLARS IN MILLIONS)

Commercial..........................................    $    9,687             61.6%                  $    9,694             61.9%
Agricultural........................................         3,479             22.1                        3,326             21.2
Residential.........................................         2,650             16.9                        2,708             17.3
                                                        -----------        ----------  --------------------------        -----------
    Total mortgage loans (1)........................        15,816            100.6                       15,728            100.4
Allowance for credit losses.........................           (94)            (0.6)                         (64)            (0.4)
                                                        -----------        ----------  --------------------------        -----------
    Total mortgage loans, net.......................    $   15,722            100.0%                  $   15,664            100.0%
                                                        ===========        ==========  ==========================        ===========

-------------------------------
(1)  Purchases of mortgage loans from third parties were $815 million and $962 million for the years ended December 31, 2020 and 2019, respectively, and were primarily comprised of residential mortgage loans.

    ALLOWANCE FOR CREDIT LOSSES FOR MORTGAGE LOANS

        EVALUATION AND MEASUREMENT METHODOLOGIES

              The allowance for credit losses is a valuation account that is deducted from the mortgage loan's amortized cost basis to present the net amount expected to be collected on the mortgage loan. The loan balance, or a portion of the loan balance, is written-off against the allowance when management believes this amount is uncollectible.

              Accrued interest receivables are presented separate from the amortized cost basis of mortgage loans. An allowance for credit losses is generally not estimated on an accrued interest receivable, rather when a loan is placed in nonaccrual status the associated accrued interest receivable balance is written off with a corresponding reduction to net investment income. For mortgage loans that are granted payment deferrals due to the worldwide pandemic sparked by the novel coronavirus ("COVID-19 pandemic"), interest continues to be accrued during the deferral period if the loan was less than 30 days past due at December 31, 2019 and performing at the onset of the pandemic.
        Accrued interest on COVID-19 pandemic impacted loans was not significant at December 31, 2020. The accrued interest receivable on mortgage loans is included in accrued investment income and totaled $88 million at December 31, 2020.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

              The allowance for credit losses is estimated using relevant available information, from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast. Historical credit loss experience provides the basis for estimating expected credit losses. Adjustments to historical loss information are made for differences in current loan-specific risk characteristics and environmental conditions. A reasonable and supportable forecast period of two-years is used with an input reversion period of one-year.

              Mortgage loans are evaluated in each of the three portfolio segments to determine the allowance for credit losses. The loan-level loss rates are determined using individual loan terms and
        characteristics, risk pools/internal ratings, national economic forecasts, prepayment speeds, and estimated default and loss severity.

              The resulting loss rates are applied to the mortgage loan's amortized cost to generate an allowance for credit losses. In certain situations, the allowance for credit losses is measured as the difference between the loan's amortized cost and liquidation value of the collateral. These situations include collateral dependent loans, expected troubled debt restructurings ("TDR"), foreclosure probable loans, and loans with dissimilar risk characteristics.

              Mortgage loans are also evaluated to determine if they qualify as
        PCD assets. To determine if the credit deterioration experienced since origination is more than insignificant, the extent of credit deterioration is evaluated. All re-performing/ modified loan ("RPL")
        pools purchased after December 31, 2019 are determined to have been acquired with evidence of more than insignificant credit deterioration since origination and are classified as PCD assets. RPLs are pools of residential mortgage loans acquired at a discount or premium which have both credit and non-credit components. For PCD mortgage loans, the allowance for credit losses is determined using a similar methodology described above, except the loss-rate is determined at the pool level instead of the individual loan level. The initial allowance for credit losses, determined on a collective basis, is then allocated to the individual loans. The initial amortized cost of the loan is grossed-up to reflect the sum of the loan's purchase price and allowance for credit losses. The difference between the grossed-up amortized cost basis and the par value of the loan is a noncredit discount or premium, which is accreted or amortized into net investment income over the remaining life of the loan. Any subsequent PCD mortgage loan allowance for credit losses is evaluated in a manner similar to the process described above for each of the three portfolio segments.

        ROLLFORWARD OF THE ALLOWANCE FOR CREDIT LOSSES FOR MORTGAGE LOANS BY
        PORTFOLIO SEGMENT

              The changes in the allowance for credit losses by portfolio segment were as follows:

                                                                             COMMERCIAL     AGRICULTURAL       RESIDENTIAL     TOTAL
                                                                           -------------    -----------------  -----------    ------
                                                                                                (IN MILLIONS)

Balance at December 31, 2019.............................................      $   47           $  10             $   7       $  64
Cumulative effect of change in accounting principle......................         (20)              6                14          --
                                                                           -------------    -----------------  -----------    ------
Balance at January 1, 2020...............................................          27              16                21          64
Current period provision.................................................          17              (1)               14          30
                                                                           -------------    -----------------  -----------    ------
Balance at December 31, 2020.............................................      $   44           $  15             $  35       $  94
                                                                           =============    =================  ===========    ======

        PCD MORTGAGE LOANS

              Purchases of PCD mortgage loans are summarized as follows:

                                                                                                                     YEAR ENDED
                                                                                                                  DECEMBER 31, 2020
                                                                                                                --------------------
                                                                                                                    (IN MILLIONS)

Purchase price......................................................................................                   $   159
Allowance at acquisition date.......................................................................                         3
Discount or premium attributable to other factors...................................................                        (2)
                                                                                                                --------------------
Par value...........................................................................................                   $   160
                                                                                                                ====================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

    CREDIT QUALITY OF MORTGAGE LOANS BY PORTFOLIO SEGMENT

          The amortized cost of mortgage loans by year of origination and credit quality indicator was as follows at:

                                                      2020       2019       2018        2017          2016        PRIOR      TOTAL
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
                                                                                     (IN MILLIONS)

DECEMBER 31, 2020
COMMERCIAL MORTGAGE LOANS
Loan-to-value ratios:
Less than 65%....................................   $    317   $   1,527  $   1,004   $     514     $   1,106  $   2,808  $    7,276
65% to 75%.......................................        200         450        482         322            59        498       2,011
76% to 80%.......................................         --          --         --          44            79          8         131
Greater than 80%.................................         --          --         29          --             6        234         269
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
    Total commercial mortgage loans..............        517       1,977      1,515         880         1,250      3,548       9,687
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
AGRICULTURAL MORTGAGE LOANS
Loan-to-value ratios:
Less than 65%....................................        566         526        749         377           412        627       3,257
65% to 75%.......................................         81          80         10          33            --         18         222
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
    Total agricultural mortgage loans............        647         606        759         410           412        645       3,479
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
RESIDENTIAL MORTGAGE LOANS
Performing.......................................        214         381        413         131            70      1,375       2,584
Nonperforming....................................          2           6          4          --             1         53          66
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
    Total residential mortgage loans.............        216         387        417         131            71      1,428       2,650
                                                    --------   ---------  ---------  -------------  ---------  ---------  ----------
    Total........................................   $  1,380   $   2,970  $   2,691   $   1,421     $   1,733  $   5,621  $   15,816
                                                    ========   =========  =========  =============  =========  =========  ==========

          The loan-to-value ratio is a measure commonly used to assess the quality of commercial and agricultural mortgage loans. The loan-to-value ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. Loan-to-value ratios greater than
    100% indicate that the loan amount exceeds the collateral value. Performing status is a measure commonly used to assess the quality of residential mortgage loans. A loan is considered performing when the borrower makes consistent and timely payments.

          The amortized cost of commercial mortgage loans by debt-service coverage ratio was as follows at:

                                                                                      DECEMBER 31,
                                                      ------------------------------------------------------------------------------
                                                                  2020                                            2019
                                                      ------------------------------  ----------------------------------------------
                                                        AMORTIZED           % OF                       AMORTIZED            % OF
                                                          COST              TOTAL                        COST               TOTAL
                                                      ------------     -------------  ---------------------------      -------------
                                                                                       (DOLLARS IN MILLIONS)

Debt-service coverage ratios:
Greater than 1.20x.................................     $  9,423              97.3%                    $  9,230               95.2%
1.00x - 1.20x......................................          204               2.1                          298                3.1
Less than 1.00x....................................           60               0.6                          166                1.7
                                                      ------------     -------------  ---------------------------      -------------
    Total..........................................     $  9,687             100.0%                    $  9,694              100.0%
                                                      ============     =============  ===========================      =============

          The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios less than
    1.00 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A debt-service coverage ratio greater than 1.00 times indicates an excess of net operating income over the debt-service payments.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

    PAST DUE MORTGAGE LOANS BY PORTFOLIO SEGMENT

          The Company has a high-quality, well-performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both December 31, 2020 and 2019. Delinquency is defined consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans
    -- 90 days. To the extent a payment deferral is agreed to with a borrower, in response to the COVID-19 pandemic, the past due status of the impacted loans during the forbearance period is locked-in as of March 1, 2020, which reflects the date on which the COVID-19 pandemic began to affect the borrower's ability to make payments. At December 31, 2020, $38 million of the COVID-19 pandemic modified loans were classified as delinquent.

          The aging of the amortized cost of past due mortgage loans by portfolio segment was as follows at:

                                                                                            DECEMBER 31, 2020
                                                                   -----------------------------------------------------------------
                                                                    COMMERCIAL       AGRICULTURAL          RESIDENTIAL       TOTAL
                                                                   -------------    --------------------  ------------    ----------
                                                                                           (IN MILLIONS)

Current..................................................            $   9,687        $   3,479             $  2,575      $   15,741
30-59 days past due......................................                   --               --                    9               9
60-89 days past due......................................                   --               --                   24              24
90-179 days past due.....................................                   --               --                   27              27
180+ days past due.......................................                   --               --                   15              15
                                                                   -------------    --------------------  ------------    ----------
    Total................................................            $   9,687        $   3,479             $  2,650      $   15,816
                                                                   =============    ====================  ============    ==========

    MORTGAGE LOANS IN NONACCRUAL STATUS BY PORTFOLIO SEGMENT

          Mortgage loans are placed in a nonaccrual status if there are concerns regarding collectability of future payments or the loan is past due, unless the past due loan is well collateralized and in the process of foreclosure. To the extent a payment deferral is agreed to with a borrower, in response to the COVID-19 pandemic, the impacted loans generally will not be reported as in a nonaccrual status during the period of deferral. A
    COVID-19 pandemic modified loan is only reported as a nonaccrual asset in the event a borrower declares bankruptcy, the borrower experiences significant credit deterioration such that the Company does not expect to collect all principal and interest due, or the loan was 90 days past due at the onset of the pandemic. At December 31, 2020, $38 million of the
    COVID-19 pandemic modified loans were in nonaccrual status.

          The amortized cost of mortgage loans in a nonaccrual status by portfolio segment were as follows at:

                                                                       COMMERCIAL        AGRICULTURAL         RESIDENTIAL      TOTAL
                                                                      -------------      ------------------  ------------      -----
                                                                                              (IN MILLIONS)

December 31, 2019...........................................              $  --              $ 21                $ 37          $  58
December 31, 2020 (1).......................................              $  --              $ --                $ 66          $  66

-------------------------------
(1)  The Company had $7 million of residential mortgage loans in nonaccrual status for which there was no related allowance for credit losses for the year ended December 31, 2020.

          Current period investment income on mortgage loans in nonaccrual status was $2 million for the year ended December 31, 2020.

    MODIFIED MORTGAGE LOANS BY PORTFOLIO SEGMENT

          Under certain circumstances, modifications are granted to
    nonperforming mortgage loans. Each modification is evaluated to determine if a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the amount of debt owed, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring during the year ended December
    31, 2020.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

          Short-term modifications made on a good faith basis to borrowers who were not more than 30 days past due at December 31, 2019 and in response to the COVID-19 pandemic are not considered TDRs.

OTHER INVESTED ASSETS

      Over 90% of other invested assets is comprised of freestanding derivatives with positive estimated fair values. See Note 7 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

    LEVERAGED LEASES

          The carrying value of leveraged leases at December 31, 2020 and 2019 was $50 million and $64 million, respectively, net of allowance for credit losses of $13 million and $0, respectively. Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 12 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. Nonperforming rental receivables are generally defined as those that are 90 days or more past due. At both December 31, 2020 and 2019, all leveraged leases were performing.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

      Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

      The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                                                                   YEARS ENDED DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                              2020            2019           2018
                                                                                           -----------   -------------     ---------
                                                                                                         (IN MILLIONS)

Fixed maturity securities.........................................................         $   11,818      $    6,894      $  1,679
Derivatives.......................................................................                162             232           253
Other.............................................................................                (16)            (15)          (15)
                                                                                           -----------   -------------     ---------
    Subtotal......................................................................             11,964           7,111         1,917
                                                                                           -----------   -------------     ---------
Amounts allocated from:
Future policy benefits............................................................             (4,598)         (2,691)         (885)
DAC, VOBA and DSI.................................................................               (494)           (332)          (90)
                                                                                           -----------   -------------     ---------
    Subtotal......................................................................             (5,092)         (3,023)         (975)
Deferred income tax benefit (expense).............................................             (1,443)           (859)         (198)
                                                                                           -----------   -------------     ---------
    Net unrealized investment gains (losses)......................................         $    5,429      $    3,229      $    744
                                                                                           ===========   =============     =========

      The changes in net unrealized investment gains (losses) were as follows:

                                                                                                   YEARS ENDED DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                              2020           2019            2018
                                                                                           -----------   -------------    ----------
                                                                                                         (IN MILLIONS)

Balance at December 31,..................................................................  $    3,229     $      744      $   1,860
Unrealized investment gains (losses) change due to cumulative effect, net of income tax..          --             --            (79)
                                                                                           -----------   -------------    ----------
Balance at January 1,....................................................................       3,229            744          1,781
Unrealized investment gains (losses) during the year.....................................       4,853          5,194         (2,990)
Unrealized investment gains (losses) relating to:
Future policy benefits...................................................................      (1,907)        (1,806)         1,485
DAC, VOBA and DSI........................................................................        (162)          (242)           172
Deferred income tax benefit (expense)....................................................        (584)          (661)           296
                                                                                           -----------   -------------    ----------
Balance at December 31,..................................................................  $    5,429     $    3,229      $     744
                                                                                           ===========   =============    ==========
Change in net unrealized investment gains (losses).......................................  $    2,200     $    2,485      $  (1,037)
                                                                                           ===========   =============    ==========

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

CONCENTRATIONS OF CREDIT RISK

      There were no investments in any counterparty that were greater than 10%
of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2020 and 2019.

SECURITIES LENDING

      Elements of the securities lending program are presented below at:

                                                                                                                  DECEMBER 31,
                                                                                                            ------------------------
                                                                                                               2020           2019
                                                                                                            ---------      ---------
                                                                                                                  (IN MILLIONS)

Securities on loan: (1)
    Amortized cost..................................................................................        $   2,373      $   2,031
    Estimated fair value............................................................................        $   3,603      $   2,996
Cash collateral received from counterparties (2)....................................................        $   3,674      $   3,074
Reinvestment portfolio -- estimated fair value......................................................        $   3,830      $   3,174

-------------------------------
(1)  Included within fixed maturity securities.
(2)  Included within payables for collateral under securities loaned and other transactions.

          The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                               DECEMBER 31, 2020                                      DECEMBER 31, 2019
                                 -----------------------------------------------------  --------------------------------------------
                                               1 MONTH    1 TO 6                                      1 MONTH    1 TO 6
                                 OPEN (1)      OR LESS    MONTHS       TOTAL            OPEN (1)      OR LESS    MONTHS       TOTAL
                                 ---------   ---------   ---------   -----------------  ---------   ---------   --------    --------
                                                                         (IN MILLIONS)

U.S. government and agency..      $  937      $  2,300     $  437    $  3,674           $  1,279    $   1,094    $   701    $  3,074

-------------------------------
(1)  The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

      If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized in normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2020 was $920 million, primarily comprised of U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

      The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, U.S. and foreign corporate securities, non-agency RMBS and U.S. government and agency securities) with 63% invested in agency RMBS, cash and cash equivalents and
U.S. government and agency securities at December 31, 2020. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

INVESTED ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

      Invested assets on deposit, held in trust and pledged as collateral at estimated fair value were as follows at:

                                                                                                                DECEMBER 31,
                                                                                                         ---------------------------
                                                                                                            2020             2019
                                                                                                         ----------       ----------
                                                                                                                (IN MILLIONS)

Invested assets on deposit (regulatory deposits) (1)...............................................      $   10,131       $    9,345
Invested assets held in trust (reinsurance agreements) (2).........................................           5,711            4,561
Invested assets pledged as collateral (3)..........................................................           5,595            3,640
                                                                                                         ----------       ----------
    Total invested assets on deposit, held in trust and pledged as collateral......................      $   21,437       $   17,546
                                                                                                         ==========       ==========

-------------------------------
(1)  The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $59 million and $69 million of the assets on deposit represents restricted cash and cash equivalents at December 31, 2020 and
     2019, respectively.
(2)  The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions, of which $101 million and
     $124 million of the assets held in trust balance represents restricted cash and cash equivalents at December 31, 2020 and 2019, respectively.
(3)  The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3) and derivative transactions (see Note 7).

      See "-- Securities Lending" for information regarding securities on loan.

COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

      The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.8 billion at December 31, 2020. The
Company's maximum exposure to loss related to these equity method investments is the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2020. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

      As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for each of the years ended December 31, 2020, 2019, and 2018.
This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

      The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2020, 2019 and 2018. Aggregate total assets of these entities totaled $503.7 billion and $403.6 billion at December 31, 2020 and 2019, respectively. Aggregate total liabilities of these entities totaled $62.9 billion and $52.7 billion at December 31, 2020 and 2019, respectively.
Aggregate net income (loss) of these entities totaled $37.7 billion, $33.3 billion and $33.3 billion for the years ended December 31, 2020, 2019 and 2018, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains
(losses).

VARIABLE INTEREST ENTITIES

      The Company has invested in legal entities that are variable interest entities ("VIE"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to (i) direct the activities of the VIE that most significantly impact the economic performance of the VIE and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

      There were no material VIEs for which the Company has concluded that it is the primary beneficiary at either December 31, 2020 or 2019.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

      The carrying amount and maximum exposure to loss related to the VIEs for which the Company has concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                                           DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                         2020                                      2019
                                                             ----------------------------------------  -----------------------------
                                                                                 MAXIMUM                                   MAXIMUM
                                                              CARRYING          EXPOSURE                CARRYING          EXPOSURE
                                                               AMOUNT            TO LOSS                 AMOUNT            TO LOSS
                                                             ----------        ----------------------  -----------       -----------
                                                                                        (IN MILLIONS)

Fixed maturity securities............................        $  13,494         $   12,416              $   12,959        $   12,317
Limited partnerships and LLCs........................            2,307              3,565                   1,892             3,065
                                                             ----------        ----------------------  -----------       -----------
    Total............................................        $  15,801         $   15,981              $   14,851        $   15,382
                                                             ==========        ======================  ===========       ===========

      The Company's investments in unconsolidated VIEs are described below.

    FIXED MATURITY SECURITIES

          The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities Available-for-sale" for information on these securities.

    LIMITED PARTNERSHIPS AND LLCS

          The Company holds investments in certain limited partnerships and
    LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the
    Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 13.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                               2020           2019            2018
                                                                                             --------     -------------     --------
                                                                                                          (IN MILLIONS)

Investment income:
Fixed maturity securities............................................................        $  2,659       $   2,627       $  2,499
Equity securities....................................................................               6               8              7
Mortgage loans.......................................................................             663             676            538
Policy loans.........................................................................              34              46             62
Limited partnerships and LLCs (1)....................................................             240             220            258
Cash, cash equivalents and short-term investments....................................              41              72             26
Other................................................................................              52              38             38
                                                                                             --------     -------------     --------
    Total investment income..........................................................           3,695           3,687          3,428
Less: Investment expenses............................................................             167             201            193
                                                                                             --------     -------------     --------
    Net investment income............................................................        $  3,528       $   3,486       $  3,235
                                                                                             ========     =============     ========

-------------------------------
(1)  Includes net investment income pertaining to other limited partnership interests of $225 million, $181 million and $211 million for the years ended December 31, 2020, 2019, and 2018, respectively.

      See "-- Related Party Investment Transactions" for discussion of related party investment expenses.

NET INVESTMENT GAINS (LOSSES)

    COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

          The components of net investment gains (losses) were as follows:

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                              2020            2019            2018
                                                                                             -------      -------------     --------
                                                                                                          (IN MILLIONS)

Fixed maturity securities...........................................................         $  298          $   87         $  (178)
Equity securities...................................................................             --              17             (16)
Mortgage loans......................................................................            (27)            (10)            (13)
Limited partnerships and LLCs.......................................................             (3)              7              40
Other...............................................................................             11              (9)            (37)
                                                                                             -------      -------------     --------
    Total net investment gains (losses).............................................         $  279          $   92         $  (204)
                                                                                             =======      =============     ========

    SALES OR DISPOSALS OF FIXED MATURITY SECURITIES

          Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as follows:

                                                                                                   YEARS ENDED DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                             2020           2019            2018
                                                                                           ---------      -------------  -----------
                                                                                                          (IN MILLIONS)

Proceeds............................................................................       $  3,201       $   8,541      $   11,159
                                                                                           =========      =============  ===========
Gross investment gains..............................................................       $    389       $     232      $      101
Gross investment losses.............................................................            (76)           (145)           (279)
                                                                                           ---------      -------------  -----------
    Net investment gains (losses)...................................................       $    313       $      87      $     (178)
                                                                                           =========      =============  ===========

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. INVESTMENTS (CONTINUED)

RELATED PARTY INVESTMENT TRANSACTIONS

     All of the transactions reported as related party activity occurred prior to the MetLife Divestiture (see Note 1).

     The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million for the year ended December 31, 2018.

7. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

     See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

     The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

     Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

    INTEREST RATE DERIVATIVES

        Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and
    ULSG. Interest rate swaps are used in non-qualifying hedging relationships.

        Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

        Interest rate swaptions: The Company uses interest rate swaptions to manage the collective interest rate risks primarily in variable annuity products and ULSG. Interest rate swaptions are used in non-qualifying hedging relationships. Interest rate swaptions are included in interest rate options.

        Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and ULSG. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

    FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

        Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

        Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

    CREDIT DERIVATIVES

        Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection).
    Credit default swaps are used in non-qualifying hedging relationships.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

        Credit default swaptions: The Company uses credit default swaptions to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. Swaptions are used to create callable bonds from replication synthetic asset transaction ("RSAT")
   positions. This enhances the income of the RSAT program through earned premiums while not changing the credit profile of the RSATs. Credit default swaptions are used in non-qualifying hedging relationships.

   EQUITY DERIVATIVES

        Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

        Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

        Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

PRIMARY RISKS MANAGED BY DERIVATIVES

       The primary underlying risk exposure, gross notional amount, and estimated fair value of derivatives held were as follows at:

                                                       PRIMARY UNDERLYING RISK

                                                              EXPOSURE
                                                ------------------------------------

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
Cash flow hedges:
Interest rate forwards                          Interest rate
Foreign currency swaps                          Foreign currency exchange rate

     Total qualifying hedges

DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS HEDGING INSTRUMENTS:
Interest rate swaps                             Interest rate
Interest rate caps                              Interest rate
Interest rate options                           Interest rate
Interest rate forwards                          Interest rate
Foreign currency swaps                          Foreign currency exchange rate
Foreign currency forwards                       Foreign currency exchange rate
Credit default swaps -- purchased               Credit
Credit default swaps -- written                 Credit
Credit default options                          Credit
Equity index options                            Equity market
Equity variance swaps                           Equity market
Equity total return swaps                       Equity market

     Total non-designated or non-qualifying
         derivatives

EMBEDDED DERIVATIVES:
Ceded guaranteed minimum income
     benefits                                   Other
Direct index-linked annuities                   Other
Direct guaranteed minimum benefits              Other
Assumed guaranteed minimum benefits             Other
Assumed index-linked annuities                  Other

     Total embedded derivatives

     Total

                                                                                    DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                                 2020                                         2019
                                                -----------------------------------------  -----------------------------------------
                                                   GROSS                                       GROSS
                                                 NOTIONAL       ESTIMATED FAIR VALUE         NOTIONAL         ESTIMATED FAIR VALUE
                                                               --------------------------                   ------------------------
                                                  AMOUNT       ASSETS      LIABILITIES        AMOUNT         ASSETS      LIABILITIES
                                                ----------     -------    ---------------  ---------------  --------    ------------
                                                                            (IN MILLIONS)

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
Cash flow hedges:
Interest rate forwards                          $      290     $    66       $    --       $       420      $     22      $     --
Foreign currency swaps                               2,750         122           112             2,701           176            27
                                                ----------     -------    ---------------  ---------------  --------    ------------
     Total qualifying hedges                         3,040         188           112             3,121           198            27
                                                ----------     -------    ---------------  ---------------  --------    ------------
DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS HEDGING INSTRUMENTS:
Interest rate swaps                                  2,295         463            --             7,559           878            29
Interest rate caps                                   2,350           2            --             3,350             2            --
Interest rate options                               25,980         712           122            29,750           782           187
Interest rate forwards                               8,086         851            78             5,418            94           114
Foreign currency swaps                                 989          85            32             1,040            94            15
Foreign currency forwards                              201          --            --               138            --             1
Credit default swaps -- purchased                       18          --            --                18            --            --
Credit default swaps -- written                      1,755          41            --             1,613            36            --
Credit default options                                 100          --            --                --            --            --
Equity index options                                31,576       1,071           838            51,509           850         1,728
Equity variance swaps                                1,098          13            20             2,136            69            69
Equity total return swaps                           15,056         143           822             7,723             2           367
                                                ----------     -------    ---------------  ---------------  --------    ------------
     Total non-designated or non-qualifying
         derivatives                                89,504       3,381         1,912           110,254         2,807         2,510
                                                ----------     -------    ---------------  ---------------  --------    ------------
EMBEDDED DERIVATIVES:
Ceded guaranteed minimum income
     benefits                                          N/A         283            --               N/A           217            --
Direct index-linked annuities                          N/A          --         3,855               N/A            --         2,253
Direct guaranteed minimum benefits                     N/A          --         2,751               N/A            --         1,548
Assumed guaranteed minimum benefits                    N/A          --           596               N/A            --           442
Assumed index-linked annuities                         N/A          --           382               N/A            --           339
                                                ----------     -------    ---------------  ---------------  --------    ------------
     Total embedded derivatives                        N/A         283         7,584               N/A           217         4,582
                                                ----------     -------    ---------------  ---------------  --------    ------------
     Total                                      $   92,544     $ 3,852       $ 9,608       $   113,375      $  3,222      $  7,119
                                                ==========     =======    ===============  ===============  ========    ============

       Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2020 and 2019. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

      The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses) were as follows:

                                                                           YEAR ENDED DECEMBER 31, 2020
                                               -------------------------------------------------------------------------------------
                                                NET DERIVATIVE     NET DERIVATIVE                                        AMOUNT OF
                                                GAINS (LOSSES)     GAINS (LOSSES)        NET         POLICYHOLDER     GAINS (LOSSES)
                                                RECOGNIZED FOR     RECOGNIZED FOR    INVESTMENT      BENEFITS AND       DEFERRED IN
                                                  DERIVATIVES       HEDGED ITEMS       INCOME           CLAIMS             AOCI
                                               ----------------   ----------------  -------------    -------------   ---------------
                                                                                    (IN MILLIONS)

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
Cash flow hedges:
Interest rate derivatives....................     $        2           $   --            $   3           $ --            $    77
Foreign currency exchange rate derivatives...             13               (6)              36             --               (129)
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total cash flow hedges...................             15               (6)              39             --                (52)
                                               ----------------   ----------------  -------------    -------------   ---------------
DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS HEDGING
    INSTRUMENTS:
Interest rate derivatives....................          3,557               --               --             --                 --
Foreign currency exchange rate derivatives...            (17)              (7)              --             --                 --
Credit derivatives...........................             18               --               --             --                 --
Equity derivatives...........................         (1,367)              --               --             --                 --
Embedded derivatives.........................         (2,325)              --               --             --                 --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total non-qualifying hedges..............           (134)              (7)              --             --                 --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total....................................     $     (119)          $  (13)           $  39           $ --            $   (52)
                                               ================   ================  =============    =============   ===============

                                                                           YEAR ENDED DECEMBER 31, 2019
                                               -------------------------------------------------------------------------------------
                                                NET DERIVATIVE     NET DERIVATIVE                                        AMOUNT OF
                                                GAINS (LOSSES)     GAINS (LOSSES)          NET       POLICYHOLDER     GAINS (LOSSES)
                                                RECOGNIZED FOR     RECOGNIZED FOR      INVESTMENT    BENEFITS AND       DEFERRED IN
                                                  DERIVATIVES       HEDGED ITEMS         INCOME         CLAIMS             AOCI
                                               ----------------   ----------------  -------------    -------------   ---------------
                                                                                    (IN MILLIONS)

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
Cash flow hedges:
Interest rate derivatives....................     $       31           $   --            $   2           $ --             $  25
Foreign currency exchange rate derivatives...             25              (29)              32             --                12
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total cash flow hedges...................             56              (29)              34             --                37
                                               ----------------   ----------------  -------------    -------------   ---------------
DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS HEDGING
    INSTRUMENTS:
Interest rate derivatives....................          1,589               --               --             --                --
Foreign currency exchange rate derivatives...             22               (3)              --             --                --
Credit derivatives...........................             44               --               --             --                --
Equity derivatives...........................         (2,476)              --               --             --                --
Embedded derivatives.........................         (1,249)              --               --             --                --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total non-qualifying hedges..............         (2,070)              (3)              --             --                --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total....................................     $   (2,014)          $  (32)           $  34           $ --             $  37
                                               ================   ================  =============    =============   ===============

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31, 2018
                                               -------------------------------------------------------------------------------------
                                                NET DERIVATIVE     NET DERIVATIVE                                        AMOUNT OF
                                                GAINS (LOSSES)     GAINS (LOSSES)          NET       POLICYHOLDER     GAINS (LOSSES)
                                                RECOGNIZED FOR     RECOGNIZED FOR      INVESTMENT    BENEFITS AND       DEFERRED IN
                                                  DERIVATIVES       HEDGED ITEMS         INCOME         CLAIMS             AOCI
                                               ----------------   ----------------  -------------    -------------   ---------------
                                                                                    (IN MILLIONS)

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
Fair value hedges:
Interest rate derivatives....................      $   (12)            $  12             $   1           $ --            $    --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total fair value hedges..................          (12)               12                 1             --                 --
                                               ----------------   ----------------  -------------    -------------   ---------------
Cash flow hedges:
Interest rate derivatives....................          129                (1)                5             --                 (5)
Foreign currency exchange rate derivatives...           --                (1)               26             --                161
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total cash flow hedges...................          129                (2)               31             --                156
                                               ----------------   ----------------  -------------    -------------   ---------------
DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS HEDGING
    INSTRUMENTS:
Interest rate derivatives....................         (659)               --                --             --                 --
Foreign currency exchange rate derivatives...           81                (7)               --             --                 --
Credit derivatives...........................           (7)               --                --             --                 --
Equity derivatives...........................          631                --                --             --                 --
Embedded derivatives.........................          579                --                --             (8)                --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total non-qualifying hedges..............          625                (7)               --             (8)                --
                                               ----------------   ----------------  -------------    -------------   ---------------
    Total....................................      $   742             $   3             $  32           $ (8)           $   156
                                               ================   ================  =============    =============   ===============

      At December 31, 2020 and 2019, the maximum length of time over which the
Company was hedging its exposure to variability in future cash flows for forecasted transactions was three years and four years, respectively.

      At December 31, 2020 and 2019, the balance in AOCI associated with cash flow hedges was $162 million and $232 million, respectively.

CREDIT DERIVATIVES

      In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

      The estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps were as follows at:

                                                         DECEMBER 31,
                                         --------------------------------------------
                                                             2020
                                         --------------------------------------------
                                                           MAXIMUM
                                          ESTIMATED       AMOUNT OF
                                         FAIR VALUE        FUTURE         WEIGHTED
                                          OF CREDIT    PAYMENTS UNDER      AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED    DEFAULT     CREDIT DEFAULT     YEARS TO
CREDIT OBLIGATIONS (1)                      SWAPS           SWAPS       MATURITY (2)
---------------------------------------  ----------  -----------------  -------------

Aaa/Aa/A...............................     $ 15         $     683           2.9
Baa....................................       26                 1,072       5.2
                                         ----------  -----------------
    Total..............................     $ 41         $       1,755       4.3
                                         ==========  =================

                                                                DECEMBER 31,
                                         ----------------------------------------------------------
                                                                          2019
                                         ----------------------------------------------------------
                                                                         MAXIMUM
                                                      ESTIMATED         AMOUNT OF
                                                     FAIR VALUE          FUTURE          WEIGHTED
                                                      OF CREDIT      PAYMENTS UNDER       AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED                DEFAULT       CREDIT DEFAULT      YEARS TO
CREDIT OBLIGATIONS (1)                                  SWAPS             SWAPS        MATURITY (2)
---------------------------------------  ------------------------  -----------------  -------------
                                         (DOLLARS IN MILLIONS)

Aaa/Aa/A...............................                $  11            $    615            2.5
Baa....................................                   25                 998            5.1
                                         ------------------------  -----------------
    Total..............................                $  36            $  1,613            4.1
                                         ========================  =================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

-------------------------------
(1)  The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
(2)  The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

COUNTERPARTY CREDIT RISK

      The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

      The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

      See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

      The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                     GROSS AMOUNTS NOT
                                                OFFSET ON THE CONSOLIDATED
                                                      BALANCE SHEETS
                                             --------------------------------------
                                                                                                      SECURITIES
                                                                 COLLATERAL                           COLLATERAL       NET AMOUNT
                             GROSS AMOUNT         FINANCIAL       RECEIVED/                            RECEIVED/    AFTER SECURITIES
                              RECOGNIZED       INSTRUMENTS (1)   PLEDGED (2)           NET AMOUNT     PLEDGED (3)      COLLATERAL
                            ---------------  -----------------  -------------------  --------------  -------------  ----------------
                                                                      (IN MILLIONS)

DECEMBER 31, 2020
Derivative assets.........     $   3,574         $  (1,342)      $   (1,327)           $     905       $    (840)         $ 65
Derivative liabilities....     $   2,010         $  (1,342)      $       --            $     668       $    (630)         $ 38
DECEMBER 31, 2019
Derivative assets.........     $   3,046         $  (1,458)      $   (1,100)           $     488       $    (487)         $  1
Derivative liabilities....     $   2,522         $  (1,458)      $       --            $   1,064       $  (1,061)         $  3

-------------------------------
(1)  Represents amounts subject to an enforceable master netting agreement or similar agreement.
(2)  The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)  Securities collateral received from counterparties is not reported on the consolidated balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.

      The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DERIVATIVES (CONTINUED)

      The aggregate estimated fair values of derivatives in a net liability position containing such credit-contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments were as follows at:

                                                                                                                   DECEMBER 31,
                                                                                                             -----------------------
                                                                                                               2020           2019
                                                                                                             --------       --------
                                                                                                                   (IN MILLIONS)

Estimated fair value of derivatives in a net liability position (1)....................................      $    668       $  1,064
Estimated Fair Value of Collateral Provided (2):
Fixed maturity securities..............................................................................      $  1,205       $  1,473

-------------------------------
(1)  After taking into consideration the existence of netting agreements.
(2)  Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
     As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

8. FAIR VALUE

      When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1     Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2     Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3     Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

RECURRING FAIR VALUE MEASUREMENTS

      The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                             DECEMBER 31, 2020
                                                                       -------------------------------------------------------------
                                                                                  FAIR VALUE HIERARCHY
                                                                       -------------------------------------------
                                                                                                                     TOTAL ESTIMATED
                                                                        LEVEL 1        LEVEL 2            LEVEL 3      FAIR VALUE
                                                                       --------     ------------  ----------------  ----------------
                                                                                                   (IN MILLIONS)

ASSETS
Fixed maturity securities:
U.S. corporate.................................................        $     --     $     36,789         $    487     $     37,276
Foreign corporate..............................................              --           11,178              197           11,375
U.S. government and agency.....................................           2,108            6,356               --            8,464
RMBS...........................................................              --            8,197               22            8,219
CMBS...........................................................              --            6,692                5            6,697
State and political subdivision................................              --            4,555               --            4,555
ABS............................................................              --            2,841               40            2,881
Foreign government.............................................              --            1,832               --            1,832
                                                                       --------     ------------  ----------------  ----------------
    Total fixed maturity securities............................           2,108           78,440              751           81,299
                                                                       --------     ------------  ----------------  ----------------
Equity securities..............................................              31               99                3              133
Short-term investments.........................................           1,669              216               --            1,885
Derivative assets: (1)
Interest rate..................................................              --            2,094               --            2,094
Foreign currency exchange rate.................................              --              206                1              207
Credit.........................................................              --               27               14               41
Equity market..................................................              --            1,213               14            1,227
                                                                       --------     ------------  ----------------  ----------------
    Total derivative assets....................................              --            3,540               29            3,569
                                                                       --------     ------------  ----------------  ----------------
Embedded derivatives within asset host contracts (2)...........              --               --              283              283
Separate account assets........................................              86          103,897                3          103,986
                                                                       --------     ------------  ----------------  ----------------
    Total assets...............................................        $  3,894     $    186,192         $  1,069     $    191,155
                                                                       ========     ============  ================  ================
LIABILITIES
Derivative liabilities: (1)
Interest rate..................................................        $     --     $        200         $     --     $        200
Foreign currency exchange rate.................................              --              137                7              144
Equity market..................................................              --            1,660               20            1,680
                                                                       --------     ------------  ----------------  ----------------
    Total derivative liabilities...............................              --            1,997               27            2,024
                                                                       --------     ------------  ----------------  ----------------
Embedded derivatives within liability host contracts (2).......              --               --            7,584            7,584
                                                                       --------     ------------  ----------------  ----------------
    Total liabilities..........................................        $     --     $      1,997         $  7,611     $      9,608
                                                                       ========     ============  ================  ================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

                                                                                             DECEMBER 31, 2019
                                                                       -------------------------------------------------------------
                                                                                  FAIR VALUE HIERARCHY
                                                                       -------------------------------------------
                                                                                                                     TOTAL ESTIMATED
                                                                        LEVEL 1        LEVEL 2            LEVEL 3      FAIR VALUE
                                                                       --------     ------------  ----------------  ----------------
                                                                                                   (IN MILLIONS)

ASSETS
Fixed maturity securities:
U.S. corporate.................................................        $     --     $     30,266         $    325     $     30,591
Foreign corporate..............................................              --            9,554              132            9,686
U.S. government and agency.....................................           1,542            5,702               --            7,244
RMBS...........................................................              --            8,986               44            9,030
CMBS...........................................................              --            5,714               --            5,714
State and political subdivision................................              --            3,938               73            4,011
ABS............................................................              --            1,877               73            1,950
Foreign government.............................................              --            1,751               --            1,751
                                                                       --------     ------------  ----------------  ----------------
    Total fixed maturity securities............................           1,542           67,788              647           69,977
                                                                       --------     ------------  ----------------  ----------------
Equity securities..............................................              14              125                8              147
Short-term investments.........................................           1,004              473                5            1,482
Derivative assets: (1)
Interest rate..................................................              --            1,778               --            1,778
Foreign currency exchange rate.................................              --              265                5              270
Credit.........................................................              --               25               11               36
Equity market..................................................              --              850               71              921
                                                                       --------     ------------  ----------------  ----------------
    Total derivative assets....................................              --            2,918               87            3,005
                                                                       --------     ------------  ----------------  ----------------
Embedded derivatives within asset host contracts (2)...........              --               --              217              217
Separate account assets........................................             180           99,485                3           99,668
                                                                       --------     ------------  ----------------  ----------------
    Total assets...............................................        $  2,740     $    170,789         $    967     $    174,496
                                                                       ========     ============  ================  ================
LIABILITIES
Derivative liabilities: (1)
Interest rate..................................................        $     --     $        330         $     --     $        330
Foreign currency exchange rate.................................              --               43               --               43
Equity market..................................................              --            2,093               71            2,164
                                                                       --------     ------------  ----------------  ----------------
    Total derivative liabilities...............................              --            2,466               71            2,537
                                                                       --------     ------------  ----------------  ----------------
Embedded derivatives within liability host contracts (2).......              --               --            4,582            4,582
                                                                       --------     ------------  ----------------  ----------------
    Total liabilities..........................................        $     --     $      2,466         $  4,653     $      7,119
                                                                       ========     ============  ================  ================

-------------------------------
(1)  Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.
(2)  Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

    VALUATION CONTROLS AND PROCEDURES

          The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief
    Accounting Officer periodically reports to the Audit Committee of
    Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

        The fair value of financial assets and financial liabilities is based on quoted market prices, where available. Prices received are assessed to determine if they represent a reasonable estimate of fair value. Several controls are performed, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

        A formal process is also applied to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, the last available price will be used.

        Additional controls are performed, such as, balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value.
    The Company did not have significant price adjustments during the year ended December 31, 2020.

    DETERMINATION OF FAIR VALUE

       FIXED MATURITY SECURITIES

           The fair values for actively traded marketable bonds, primarily U.S.
       government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

           U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration.
       Privately-placed securities are valued using the additional key inputs:
       market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

           U.S. GOVERNMENT AND AGENCY, STATE AND POLITICAL SUBDIVISION AND
       FOREIGN GOVERNMENT SECURITIES: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

           STRUCTURED SECURITIES: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other
       issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       EQUITY SECURITIES AND SHORT-TERM INVESTMENTS

           The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

           EQUITY SECURITIES AND SHORT-TERM INVESTMENTS: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

       DERIVATIVES

           The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For
       OTC-bilateral derivatives and OTC-cleared derivatives classified as
       Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

           The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

           Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

           The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The
       Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

       EMBEDDED DERIVATIVES

           Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

           The Company issues certain variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain portions of GMIBs are accounted for as embedded derivatives and measured at estimated fair value separately from the host variable annuity contract. These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets, with changes in estimated fair value reported in net derivative gains
       (losses).

           The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

           Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

           The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

           Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

           The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

           The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

       TRANSFERS INTO OR OUT OF LEVEL 3:

           Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data.
       This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT
     UNOBSERVABLE INPUTS (LEVEL 3)

           Certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) were as follows at:

                                                              SIGNIFICANT          DECEMBER 31, 2020      DECEMBER 31, 2019
                                                                                ---------------------  ----------------------

                                           VALUATION         UNOBSERVABLE
                                          TECHNIQUES            INPUTS                   RANGE                  RANGE
                                      -----------------  ---------------------  ---------------------  ----------------------

EMBEDDED DERIVATIVES
Direct, assumed and ceded guaranteed  - Option pricing
    minimum benefits................    techniques       - Mortality rates            0.03% - 12.13%         0.02% - 11.31%
                                                         - Lapse rates                0.25% - 15.00%         0.25% - 16.00%
                                                         - Utilization rates          0.00% - 25.00%         0.00% - 25.00%
                                                         - Withdrawal rates           0.25% - 10.00%         0.25% - 10.00%
                                                         - Long-term equity
                                                           volatilities              16.66% - 22.21%        16.24% - 21.65%
                                                         - Nonperformance
                                                           risk spread                 0.47% - 1.97%          0.54% - 1.99%

                                            IMPACT OF
                                        INCREASE IN INPUT

                                          ON ESTIMATED
                                           FAIR VALUE
                                      --------------------

EMBEDDED DERIVATIVES
Direct, assumed and ceded guaranteed
    minimum benefits................       Decrease (1)
                                           Decrease (2)
                                           Increase (3)
                                                    (4)

                                           Increase (5)

                                           Decrease (6)

-----------------------------------
(1)   Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.
(2)   The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.
(3)   The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.
(4)   The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year.
      The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For
      GMWBs, any increase (decrease) in withdrawal rates results in an increase
      (decrease) in the estimated fair value of the guarantees. For GMABs and
      GMIBs, any increase (decrease) in withdrawal rates results in a decrease
      (increase) in the estimated fair value.
(5)   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.
(6)   Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

           The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
     therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

           The changes in assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3)
     were summarized as follows:

                                                      FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                  --------------------------------------------------------------------------------
                                                              FIXED MATURITY SECURITIES
                                                  ------------------------------------------------

                                                                                       STATE AND
                                                                      STRUCTURED       POLITICAL       EQUITY        SHORT-TERM
                                                    CORPORATE (1)     SECURITIES      SUBDIVISION    SECURITIES      INVESTMENTS
                                                  ----------------   -------------  --------------  -------------  ---------------
                                                                                                    (IN MILLIONS)

Balance, January 1, 2019........................      $    711         $    174         $   74         $    3           $  --
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......            --                1              1             --              --
Total realized/unrealized gains (losses)
     included in AOCI...........................            15                2             (1)            --              --
Purchases (7)...................................           342               68             --              5               5
Sales (7).......................................          (150)             (25)            (1)            --              --
Issuances (7)...................................            --               --             --             --              --
Settlements (7).................................            --               --             --             --              --
Transfers into Level 3 (8)......................            24               42             --             --              --
Transfers out of Level 3 (8)....................          (485)            (145)            --             --              --
                                                  ----------------   -------------  --------------  -------------  ---------------
Balance, December 31, 2019......................           457              117             73              8               5
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......            (6)              --             --             --              --
Total realized/unrealized gains (losses)
     included in AOCI...........................            (3)               1             --             --              --
Purchases (7)...................................           409               58             --             --              --
Sales (7).......................................          (117)              (5)            --             --              (5)
Issuances (7)...................................            --               --             --             --              --
Settlements (7).................................            --               --             --             --              --
Transfers into Level 3 (8)......................           186               11             --             --              --
Transfers out of Level 3 (8)....................          (242)            (115)           (73)            (5)             --
                                                  ----------------   -------------  --------------  -------------  ---------------
Balance, December 31, 2020......................      $    684         $     67         $   --         $    3           $  --
                                                  ================   =============  ==============  =============  ===============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2018 (9)........      $     (2)        $     (1)        $    1         $    1           $  --
                                                  ================   =============  ==============  =============  ===============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2019 (9)........      $     --         $     --         $    1         $   --           $  --
                                                  ================   =============  ==============  =============  ===============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2020 (9)........      $     (5)        $     --         $   --         $   --           $  --
                                                  ================   =============  ==============  =============  ===============
Changes in unrealized gains (losses) included
     in OCI for the instruments still held as of
     December 31, 2020 (9)......................      $     (3)        $      1         $   --         $   --           $  --
                                                  ================   =============  ==============  =============  ===============
Gains (Losses) Data for the year ended
     December 31, 2018:
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......      $      1         $      2         $    1         $   --           $  --
Total realized/unrealized gains (losses)
     included in AOCI...........................      $    (32)        $     (6)        $   (1)        $   --           $  --

                                    FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                  -------------------------------------------

                                                                       NET
                                                       NET          EMBEDDED       SEPARATE
                                                   DERIVATIVES     DERIVATIVES      ACCOUNT
                                                       (2)             (3)        ASSETS (4)
                                                  -------------  -------------   ------------

Balance, January 1, 2019........................    $    (122)    $    (2,288)      $   1
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......          (12)         (1,249)         --
Total realized/unrealized gains (losses)
     included in AOCI...........................           (1)             --          --
Purchases (7)...................................           --              --           3
Sales (7).......................................           --              --          --
Issuances (7)...................................           --              --          --
Settlements (7).................................          155            (828)         --
Transfers into Level 3 (8)......................           --              --          --
Transfers out of Level 3 (8)....................           (4)             --          (1)
                                                  -------------  -------------   ------------
Balance, December 31, 2019......................           16          (4,365)          3
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......            9          (2,325)         --
Total realized/unrealized gains (losses)
     included in AOCI...........................           (9)             --          --
Purchases (7)...................................           --              --          --
Sales (7).......................................          (14)             --          --
Issuances (7)...................................           --              --          --
Settlements (7).................................           --            (611)         --
Transfers into Level 3 (8)......................           --              --          --
Transfers out of Level 3 (8)....................           --              --          --
                                                  -------------  -------------   ------------
Balance, December 31, 2020......................    $       2     $    (7,301)      $   3
                                                  =============  =============   ============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2018 (9)........    $     148     $       268       $  --
                                                  =============  =============   ============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2019 (9)........    $     (10)    $    (1,504)      $  --
                                                  =============  =============   ============
Changes in unrealized gains (losses) included
     in net income (loss) for the instruments
     still held at December 31, 2020 (9)........    $      (4)    $    (2,398)      $  --
                                                  =============  =============   ============
Changes in unrealized gains (losses) included
     in OCI for the instruments still held as of
     December 31, 2020 (9)......................    $      (9)    $        --       $  --
                                                  =============  =============   ============
Gains (Losses) Data for the year ended
     December 31, 2018:
Total realized/unrealized gains (losses)
     included in net income (loss) (5) (6)......    $     152     $       571       $  --
Total realized/unrealized gains (losses)
     included in AOCI...........................    $       9     $        --       $  --

------------------------------------
(1)   Comprised of U.S. and foreign corporate securities.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Changes in the allowance for credit losses and direct write-offs are charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) for fixed maturities are reported in either net investment income or net investment gains (losses). Substantially all changes in unrealized gains
    (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

     The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. FAIR VALUE (CONTINUED)

      The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                                       DECEMBER 31, 2020
                                                          --------------------------------------------------------------------------
                                                                                     FAIR VALUE HIERARCHY
                                                                           ----------------------------------------
                                                                                                                             TOTAL
                                                           CARRYING                                                        ESTIMATED
                                                             VALUE          LEVEL 1        LEVEL 2         LEVEL 3        FAIR VALUE
                                                          ----------       --------      -------------   ----------       ----------
                                                                                         (IN MILLIONS)

ASSETS
Mortgage loans....................................        $   15,722        $  --        $      --       $   16,836       $   16,836
Policy loans......................................        $      884        $  --        $     475       $      881       $    1,356
Other invested assets.............................        $       54        $  --        $      39       $       15       $       54
Premiums, reinsurance and other receivables.......        $    3,114        $  --        $      90       $    3,808       $    3,898
LIABILITIES
Policyholder account balances.....................        $   17,361        $  --        $      --       $   18,962       $   18,962
Long-term debt....................................        $      843        $  --        $      39       $    1,031       $    1,070
Other liabilities.................................        $      891        $  --        $     121       $      787       $      908
Separate account liabilities......................        $    1,331        $  --        $   1,331       $       --       $    1,331

                                                                                       DECEMBER 31, 2019
                                                          --------------------------------------------------------------------------
                                                                                     FAIR VALUE HIERARCHY
                                                                           ----------------------------------------
                                                                                                                             TOTAL
                                                           CARRYING                                                        ESTIMATED
                                                             VALUE          LEVEL 1        LEVEL 2         LEVEL 3        FAIR VALUE
                                                          ----------       --------      -------------   ----------       ----------
                                                                                         (IN MILLIONS)

ASSETS
Mortgage loans....................................        $   15,664        $  --        $      --       $   16,291       $   16,291
Policy loans......................................        $      875        $  --        $     479       $      504       $      983
Other invested assets.............................        $       51        $  --        $      39       $       12       $       51
Premiums, reinsurance and other receivables.......        $    2,053        $  --        $      41       $    2,427       $    2,468
LIABILITIES
Policyholder account balances.....................        $   15,474        $  --        $      --       $   15,576       $   15,576
Long-term debt....................................        $      844        $  --        $      39       $      903       $      942
Other liabilities.................................        $      943        $  --        $     169       $      777       $      946
Separate account liabilities......................        $    1,186        $  --        $   1,186       $       --       $    1,186

9. LONG-TERM DEBT

      Long-term debt outstanding was as follows at:

                                                                                                                      DECEMBER 31,
                                                                                                                   -----------------
                                                                           STATED INTEREST RATE      MATURITY       2020       2019
                                                                          ---------------------     ----------     ------     ------
                                                                                                                      (IN MILLIONS)

Surplus note -- affiliated............................................          8.070%                  2059       $  412     $  412
Surplus note -- affiliated............................................          8.150%                  2058          200        200
Surplus note -- affiliated............................................          7.800%                  2058          200        200
Other long-term debt -- unaffiliated (1)..............................          7.028%                  2030           31         32
                                                                                                                   ------     ------
    Total long-term debt..............................................                                             $  843     $  844
                                                                                                                   ======     ======

-------------------------------
(1)  Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
     Company other than recourse to certain investment companies.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. LONG-TERM DEBT (CONTINUED)

     The aggregate maturities of long-term debt at December 31, 2020 were $2 million in each of 2021, 2022 and 2023, $3 million in each of 2024 and 2025 and
$831 million thereafter.

     Interest expense related to long-term and short-term debt of $68 million,
$60 million and $6 million for the years ended December 31, 2020, 2019 and
2018, respectively, is included in other expenses, of which $65 million, $58 million and $4 million, respectively, was associated with affiliated debt.

SURPLUS NOTES

     On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

     On December 21, 2018, Brighthouse Life Insurance Company issued a $200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus
Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance,
NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058
Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

     On September 28, 2018, Brighthouse Life Insurance Company issued a $200 million surplus note due September 2058 to BH Holdings (the "September 2058
Surplus Note") in exchange for cash, which bears interest at a fixed rate of
7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

INTERCOMPANY LIQUIDITY FACILITIES

     BHF has established an intercompany liquidity facility with certain of its insurance and non-insurance subsidiaries to provide short-term liquidity within and across the combined group of companies. Under the facility, which is comprised of a series of revolving loan agreements among BHF and its participating subsidiaries, each company may lend to or borrow from each other, subject to certain maximum limits for a term not more than 364 days. On March
30, 2020, BH Holdings issued a $100 million promissory note to Brighthouse Life
Insurance Company, which bore interest at a fixed rate of 2.4996%, and was repaid upon maturity on June 30, 2020. Additionally, on March 30, 2020,
Brighthouse Life Insurance Company of NY ("BHNY") issued a $100 million promissory note to BH Holdings, which bore interest at a fixed rate of 2.4996%, and was repaid upon maturity on June 30, 2020.

COMMITTED FACILITIES

    REINSURANCE FINANCING ARRANGEMENT

        On April 28, 2017, Brighthouse Reinsurance Company of Delaware ("BRCD")
    entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers consisting of credit-linked notes. On June 11,
    2020, BRCD amended its financing arrangement to increase the maximum amount to $12.0 billion and extend the term by two years to 2039. At December 31,
    2020, there were no borrowings and there was $10.9 billion of funding available under this financing arrangement. For the years ended December
    31, 2020, 2019 and 2018, the Company recognized commitment fees of $30 million, $41 million and $44 million, respectively, in other expenses associated with this financing arrangement.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. LONG-TERM DEBT (CONTINUED)

    REPURCHASE FACILITIES

          On November 20, 2020, Brighthouse Life Insurance Company terminated without penalty its existing $2.0 billion secured committed repurchase facility with a financial institution and concurrently entered into new secured committed repurchase facilities (the "2020 Repurchase Facilities")
    under which Brighthouse Life Insurance Company may continue to enter into repurchase transactions in an aggregate amount up to $2.0 billion for a term of up to three years. Under the 2020 Repurchase Facilities,
    Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (up to three months) and at a price which represents the original purchase price plus interest. At December 31, 2020, there were no borrowings under the 2020 Repurchase Facilities. For the years ended December 31, 2020, 2019 and 2018, fees associated with this committed facility were not significant.

10. EQUITY

STATUTORY EQUITY AND INCOME

      The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of
Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and
BHNY were each in excess of 400% for all periods presented.

      Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

      Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

      The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

      Statutory net income (loss) was as follows:

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                               -------------------------------------
COMPANY                                                                  STATE OF DOMICILE       2020        2019           2018
--------------------------------------------------------------------    ------------------     --------   --------------  ----------
                                                                                                           (IN MILLIONS)

Brighthouse Life Insurance Company..................................       Delaware            $  (979)    $   1,074      $  (1,104)
Brighthouse Life Insurance Company of NY............................       New York            $  (390)    $    (139)     $      19

      Statutory capital and surplus was as follows at:

                                                                                                                 DECEMBER 31,
                                                                                                           -------------------------
COMPANY                                                                                                      2020             2019
---------------------------------------------------------------------------------------------------        --------         --------
                                                                                                                 (IN MILLIONS)

Brighthouse Life Insurance Company.................................................................        $  7,410         $  8,746
Brighthouse Life Insurance Company of NY...........................................................        $    373         $    579

      The Company has a reinsurance subsidiary, BRCD, which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Insurance Commissioner ("Delaware Commissioner"), has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.0 billion and $9.0 billion for the years ended December 31, 2020 and 2019, respectively.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. EQUITY (CONTINUED)

      The statutory net income (loss) of BRCD was $145 million, ($316) million and ($1.1) billion for the years ended December 31, 2020, 2019 and 2018, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $624 million and $572 million at
December 31, 2020 and 2019, respectively.

DIVIDEND RESTRICTIONS

      The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                     2021                2020               2019              2018
                                                                -------------         ------------------  ---------         --------
                                                                   PERMITTED
                                                                    WITHOUT
COMPANY                                                          APPROVAL (1)          PAID (2)           PAID (2)          PAID (2)
-------------------------------------------------------         -------------         ------------------  ---------         --------
                                                                                           (IN MILLIONS)

Brighthouse Life Insurance Company.....................            $   733            $   1,250             $  --             $ --
Brighthouse Life Insurance Company of NY...............            $    --            $      --             $  28             $ --

-------------------------------
(1)  Reflects dividend amounts that may be paid during 2021 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2021, some or all of such dividends may require regulatory approval.
(2)  Reflects all amounts paid, including those requiring regulatory approval.

      Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

      Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2020, BRCD paid an extraordinary dividend in the form of invested assets of $423 million and the settlement of affiliated reinsurance balances of $177 million, which was approved by the Delaware Commissioner in
December 2019. BRCD did not pay any extraordinary dividends during the years ended December 31, 2019 and 2018. During the years ended December 31, 2020,
2019 and 2018, BRCD paid cash dividends of $1 million, $1 million and $2 million, respectively, to its preferred shareholders.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. EQUITY (CONTINUED)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Information regarding changes in the balances of each component of AOCI was as follows:

                                                                UNREALIZED                                  FOREIGN
                                                             INVESTMENT GAINS     UNREALIZED GAINS         CURRENCY
                                                             (LOSSES), NET OF        (LOSSES) ON          TRANSLATION
                                                            RELATED OFFSETS (1)      DERIVATIVES          ADJUSTMENTS      TOTAL
                                                           --------------------  ---------------------  --------------  -----------
                                                                                         (IN MILLIONS)

Balance at December 31, 2017.............................       $   1,709              $   151              $  (23)     $    1,837
    Cumulative effect of change in accounting principle
        and other, net of income tax.....................             (79)                  --                  --             (79)
                                                           --------------------  ---------------------  --------------  -----------
Balance, January 1, 2018.................................           1,630                  151                 (23)          1,758
OCI before reclassifications.............................          (1,534)                 156                  (4)         (1,382)
Deferred income tax benefit (expense)....................             327                   54                   1             382
                                                           --------------------  ---------------------  --------------  -----------
    AOCI before reclassifications, net of income tax.....             423                  361                 (26)            758
Amounts reclassified from AOCI...........................             179                 (134)                 --              45
Deferred income tax benefit (expense)....................             (38)                 (47)                 --             (85)
                                                           --------------------  ---------------------  --------------  -----------
    Amounts reclassified from AOCI, net of income tax....             141                 (181)                 --             (40)
                                                           --------------------  ---------------------  --------------  -----------
Balance at December 31, 2018.............................             564                  180                 (26)            718
OCI before reclassifications.............................           3,224                   37                  12           3,273
Deferred income tax benefit (expense)....................            (677)                  (8)                 --            (685)
                                                           --------------------  ---------------------  --------------  -----------
    AOCI before reclassifications, net of income tax.....           3,111                  209                 (14)          3,306
Amounts reclassified from AOCI...........................             (57)                 (58)                 --            (115)
Deferred income tax benefit (expense)....................              12                   12                  --              24
                                                           --------------------  ---------------------  --------------  -----------
    Amounts reclassified from AOCI, net of income tax....             (45)                 (46)                 --             (91)
                                                           --------------------  ---------------------  --------------  -----------
Balance at December 31, 2019.............................           3,066                  163                 (14)          3,215
OCI before reclassifications (2).........................           3,159                  (52)                 19           3,126
Deferred income tax benefit (expense)....................            (663)                  11                 (13)           (665)
                                                           --------------------  ---------------------  --------------  -----------
    AOCI before reclassifications, net of income tax.....           5,562                  122                  (8)          5,676
Amounts reclassified from AOCI...........................            (305)                 (18)                 --            (323)
Deferred income tax benefit (expense)....................              64                    4                  --              68
                                                           --------------------  ---------------------  --------------  -----------
    Amounts reclassified from AOCI, net of income tax....            (241)                 (14)                 --            (255)
                                                           --------------------  ---------------------  --------------  -----------
Balance at December 31, 2020.............................       $   5,321              $   108              $   (8)     $    5,421
                                                           ====================  =====================  ==============  ===========

-------------------------------
(1)  See Note 6 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)  Includes $3 million related to the adoption of ASU 2016-13 (see Note 1).

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. EQUITY (CONTINUED)

      Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                   CONSOLIDATED STATEMENTS OF
AOCI COMPONENTS                                            AMOUNTS RECLASSIFIED FROM AOCI             OPERATIONS LOCATIONS
------------------------------------------------------  ------------------------------------  ------------------------------------
                                                             YEARS ENDED DECEMBER 31,
                                                        ------------------------------------
                                                         2020          2019          2018
                                                        -------       -------       --------
                                                                   (IN MILLIONS)

Net unrealized investment gains (losses):
Net unrealized investment gains(losses)...............  $  319        $   94        $  (178)  Net investment gains (losses)
Net unrealized investment gains (losses)..............      --            --              1   Net investment income
Net unrealized investment gains (losses)..............     (14)          (37)            (2)  Net derivative gains (losses)
                                                        -------       -------       --------
    Net unrealized investment gains (losses), before
       income tax.....................................     305            57           (179)
Income tax (expense) benefit..........................     (64)          (12)            38
                                                        -------       -------       --------
    Net unrealized investment gains (losses), net of
       income tax.....................................     241            45           (141)
                                                        -------       -------       --------
Unrealized gains (losses) on derivatives -- cash
    flow hedges:
Interest rate swaps...................................       2            31             98   Net derivative gains (losses)
Interest rate swaps...................................       3             2              3   Net investment income
Interest rate forwards................................      --            --             31   Net derivative gains (losses)
Interest rate forwards................................      --            --              2   Net investment income
Foreign currency swaps................................      13            25             --   Net derivative gains (losses)
                                                        -------       -------       --------
    Gains (losses) on cash flow hedges, before
       income tax.....................................      18            58            134
Income tax (expense) benefit..........................      (4)          (12)            47
                                                        -------       -------       --------
    Gains (losses) on cash flow hedges, net of
       income tax.....................................      14            46            181
                                                        -------       -------       --------
    Total reclassifications, net of income tax........  $  255        $   91        $    40
                                                        =======       =======       ========

11. OTHER REVENUES AND OTHER EXPENSES

OTHER REVENUES

      The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

      To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

      Other revenues consisted primarily of 12b-1 fees of $235 million, $240 million and $255 million for the years ended December 31, 2020, 2019 and 2018, respectively, of which substantially all were reported in the Annuities segment.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. OTHER REVENUES AND OTHER EXPENSES (CONTINUED)

OTHER EXPENSES

      Information on other expenses was as follows:

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                      ----------------------------------------------
                                                                                         2020             2019            2018
                                                                                      -------------  ---------------    ------------
                                                                                                      (IN MILLIONS)

Compensation.....................................................................     $     321         $    304        $    278
Contracted services and other labor costs........................................           251              252             194
Transition services agreements...................................................           122              237             268
Establishment costs..............................................................           194               76             131
Premium and other taxes, licenses and fees.......................................            39               43              64
Volume related costs, excluding compensation, net of DAC capitalization..........           591              591             595
Interest expense on debt.........................................................            68               60               6
Other............................................................................           258              246             227
                                                                                      -------------  ---------------    ------------
    Total other expenses.........................................................     $   1,844         $  1,809        $  1,763
                                                                                      =============  ===============    ============

CAPITALIZATION OF DAC

      See Note 4 for additional information on the capitalization of DAC.

INTEREST EXPENSE ON DEBT

      See Note 9 for attribution of interest expense by debt issuance.

RELATED PARTY EXPENSES

      See Note 14 for a discussion of related party expenses included in the table above.

12. INCOME TAX

      The provision for income tax was as follows:

                                                                                                   YEARS ENDED DECEMBER 31,
                                                                                            ----------------------------------------
                                                                                             2020            2019             2018
                                                                                            --------    --------------      --------
                                                                                                         (IN MILLIONS)

Current:
Federal..............................................................................       $    --         $   (35)        $  (178)
Deferred:
Federal..............................................................................          (433)           (303)            331
                                                                                            --------    --------------      --------
    Provision for income tax expense (benefit).......................................       $  (433)        $  (338)        $   153
                                                                                            ========    ==============      ========

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. INCOME TAX (CONTINUED)

      The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                          ------------------------------------------
                                                                                            2020            2019             2018
                                                                                          ----------   --------------      ---------
                                                                                                        (IN MILLIONS)

Tax provision at statutory rate.....................................................      $  (365)         $  (241)        $   235
Tax effect of:
Excess loss account -- Separation from MetLife......................................           --               --              (2)
    Dividends received deduction....................................................          (38)             (38)            (40)
    Tax credits.....................................................................          (24)             (29)            (24)
    Release of valuation allowance..................................................           --               --             (11)
    Other, net......................................................................           (6)             (30)             (5)
                                                                                          ----------   --------------      ---------
    Provision for income tax expense (benefit)......................................      $  (433)         $  (338)        $   153
                                                                                          ==========   ==============      =========
    Effective tax rate..............................................................           25%              30%             14%
                                                                                          ==========   ==============      =========

      Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                                DECEMBER 31,
                                                                                                          --------------------------
                                                                                                            2020             2019
                                                                                                          ----------      ----------
                                                                                                                (IN MILLIONS)

Deferred income tax assets:
Net operating loss carryforwards...................................................................       $   1,485       $   1,082
Tax credit carryforwards...........................................................................             133             105
Intangibles........................................................................................              62              97
Employee benefits..................................................................................               4               4
Investments, including derivatives.................................................................              --             213
Other..............................................................................................              --              18
                                                                                                          ----------      ----------
    Total deferred income tax assets...............................................................           1,684           1,519
                                                                                                          ----------      ----------
Deferred income tax liabilities:
Net unrealized investment gains....................................................................           1,443             858
Policyholder liabilities and receivables...........................................................             894           1,307
DAC................................................................................................             604             655
Investments, including derivatives.................................................................             200              --
Other..............................................................................................               4              --
                                                                                                          ----------      ----------
    Total deferred income tax liabilities..........................................................           3,145           2,820
                                                                                                          ----------      ----------
    Net deferred income tax asset (liability)......................................................       $  (1,461)      $  (1,301)
                                                                                                          ==========      ==========

      The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2020.

                                                                                                                 NET OPERATING LOSS
                                                                                                                    CARRYFORWARDS
                                                                                                               ---------------------
                                                                                                                    (IN MILLIONS)

Expiration
2032...............................................................................................                   $  3,006
Indefinite.........................................................................................                      4,064
                                                                                                               ---------------------
                                                                                                                      $  7,070
                                                                                                               =====================

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. INCOME TAX (CONTINUED)

      The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2020.

                                                                                                       TAX CREDIT CARRYFORWARDS
                                                                                                 -----------------------------------
                                                                                                  GENERAL BUSINESS       FOREIGN TAX
                                                                                                       CREDITS             CREDITS
                                                                                                 ------------------     ------------
                                                                                                             (IN MILLIONS)

Expiration
2020-2024.....................................................................................          $ --               $   18
2025-2029.....................................................................................            --                   70
2030-2034.....................................................................................            --                   28
2035-2039.....................................................................................            17                   --
Indefinite....................................................................................            --                   --
                                                                                                 ------------------     ------------
                                                                                                        $ 17               $  116
                                                                                                 ==================     ============

      The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

      A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                                              --------------------------------------
                                                                                               2020            2019            2018
                                                                                              -----       --------------       -----
                                                                                                           (IN MILLIONS)

Balance at January 1,..................................................................       $  34            $ 34            $ 22
Additions for tax positions of prior years.............................................          --              --              12
Reductions for tax positions of prior years............................................          --              --              --
Additions for tax positions of current year............................................          --              --              --
Reductions for tax positions of current year...........................................          --              --              --
Settlements with tax authorities.......................................................          --              --              --
                                                                                              -----       --------------       -----
    Balance at December 31,............................................................       $  34            $ 34            $ 34
                                                                                              =====       ==============       =====
    Unrecognized tax benefits that, if recognized would
        impact the effective rate......................................................       $  34            $ 34            $ 34
                                                                                              =====       ==============       =====

      The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2020, 2019 and 2018.

      The Company is under continuous examination by the Internal Revenue
Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

    TAX SHARING AGREEMENTS

          For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. INCOME TAX (CONTINUED)

        For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD)
    entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

    INCOME TAX TRANSACTIONS WITH FORMER PARENT

        The Company entered into a tax separation agreement. Among other things, the tax separation agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group.
    The tax separation agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In November 2018, MetLife paid $894 million to the Company under the tax separation agreement. For the years ended
    December 31, 2020 and 2019, the Company paid MetLife $0 and $2 million, respectively, under the tax separation agreement. At December 31, 2020, the current income tax payable included $121 million payable to MetLife related to this agreement. At December 31, 2019, the current income tax recoverable included $115 million payable to MetLife related to this agreement.

13. CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

    LITIGATION

           The Company is a defendant in a number of litigation matters. In some of the matters, large or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S.
       permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

           Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.
       Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

           The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2020.

       MATTERS AS TO WHICH AN ESTIMATE CAN BE MADE

           For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. In addition to amounts accrued for probable and reasonably estimable losses, as of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses to be up to approximately
       $10 million.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CONTINGENCIES, COMMITMENTS AND GUARANTEES (CONTINUED)

       MATTERS AS TO WHICH AN ESTIMATE CANNOT BE MADE

           For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

       SALES PRACTICES CLAIMS

           Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

       COST OF INSURANCE CLASS ACTION

           RICHARD A. NEWTON V. BRIGHTHOUSE LIFE INSURANCE COMPANY (U.S.
       District Court, Northern District of Georgia, Atlanta Division, filed
       May 8, 2020). Plaintiff has filed a purported class action lawsuit against Brighthouse Life Insurance Company. Plaintiff was the owner of a universal life insurance policy issued by Travelers Insurance Company, a predecessor to Brighthouse Life Insurance Company. Plaintiff seeks to certify a class of all persons who own or owned life insurance policies issued where the terms of the life insurance policy provide or provided, among other things, a guarantee that the cost of insurance rates would not be increased by more than a specified percentage in any contract year. Plaintiff alleges, among other things, causes of action for breach of contract, fraud, suppression and concealment, and violation of the
       Georgia Racketeer Influenced and Corrupt Organizations Act. Plaintiff
       seeks to recover damages, including punitive damages, interest and treble damages, attorneys' fees, and injunctive and declaratory relief.
       Brighthouse Life Insurance Company filed a motion to dismiss in June
       2020 and intends to vigorously defend this matter.

       SUMMARY

           Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer.
       Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

           It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

    OTHER CONTINGENCIES

        As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain non-litigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the
    Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CONTINGENCIES, COMMITMENTS AND GUARANTEES (CONTINUED)

        Disputes have arisen with counterparties in connection with reinsurance arrangements where the Company is acting as either the reinsured or the reinsurer. These disputes involve assertions by third parties primarily related to rates, fees or reinsured benefit calculations, and in certain of such disputes the counterparty has made a request to arbitrate the dispute.

        As of December 31, 2020, the Company estimates the amount of reasonably possible losses in excess of the amounts accrued for certain non-litigation loss contingencies to be up to approximately $125 million, which are primarily associated with reinsurance-related matters. For certain other reinsurance-related matters, the Company is not currently able to estimate the reasonably possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of such loss.

        On a quarterly and annual basis, the Company reviews relevant information with respect to non-litigation contingencies and, when applicable, updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

COMMITMENTS

    MORTGAGE LOAN COMMITMENTS

        The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $210 million and $206 million at December 31, 2020 and 2019, respectively.

    COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS, AND PRIVATE CORPORATE BOND
    INVESTMENTS

        The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.7 billion and $1.8 billion at December 31, 2020 and
    2019, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $112 million, with a cumulative maximum of $118 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and bylaws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities were $1 million at both December 31,
2020 and 2019 for indemnities, guarantees and commitments.

14. RELATED PARTY TRANSACTIONS

     The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife ceased to be a related party in June 2018 (see Note 1). See
Note 11 for amounts related to continuing transition services.

     The Company has related party reinsurance, investment, debt and equity transactions (see Notes 5, 9 and 10). Other material arrangements between the
Company and its related parties not disclosed elsewhere are as follows:

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. RELATED PARTY TRANSACTIONS (CONTINUED)

   SHARED SERVICES AND OVERHEAD ALLOCATIONS

        Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/ contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $213 million, $220 million and $234 million for the years ended
   December 31, 2020, 2019 and 2018, respectively. Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the
   MetLife Divestiture, were $1.1 billion for each of the years ended December
   31, 2020, 2019 and 2018, and were recorded in other expenses.

        Included in these costs are those incurred related to the establishment of services and infrastructure to replace those previously provided by
   MetLife. The Company incurred costs of $88 million, $21 million and $68 million for the years ended December 31, 2020, 2019 and 2018, respectively.
   The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a standalone entity.

        The Company had net receivables from/(payables to) affiliates, related to the items discussed above, of ($21) million and ($43) million at December
   31, 2020 and 2019, respectively.

   BROKER-DEALER TRANSACTIONS

        The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate.
   The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was $200 million, $205 million and $216 million for the years ended December 31,
   2020, 2019 and 2018, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $858 million, $815 million and $771 million for the years ended December 31, 2020, 2019 and
   2018, respectively. The Company also had related party fee income receivables of $18 million at both December 31, 2020 and 2019.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                                 SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS
                  OTHER THAN INVESTMENTS IN RELATED PARTIES
                              DECEMBER 31, 2020

                                (IN MILLIONS)

                                                                                                                        AMOUNT AT
                                                                                    COST OR        ESTIMATED FAIR    WHICH SHOWN ON
TYPES OF INVESTMENTS                                                          AMORTIZED COST (1)        VALUE         BALANCE SHEET
                                                                              ------------------   --------------   ----------------

Fixed maturity securities:
Bonds:
U.S. government and agency..................................................       $   5,871          $   8,464        $    8,464
State and political subdivision.............................................           3,607              4,555             4,555
Public utilities............................................................           3,645              4,423             4,423
Foreign government..........................................................           1,488              1,832             1,832
All other corporate bonds...................................................          38,071             43,931            43,931
                                                                              ------------------   --------------   ----------------
    Total bonds.............................................................          52,682             63,205            63,205
Mortgage-backed and asset-backed securities.................................          16,529             17,797            17,797
Redeemable preferred stock..................................................             272                297               297
                                                                              ------------------   --------------   ----------------
    Total fixed maturity securities.........................................          69,483             81,299            81,299
                                                                              ------------------   --------------   ----------------
Equity securities:
    Non-redeemable preferred stock..........................................              98                 99                99
Common stock:
    Industrial, miscellaneous and all other.................................              30                 32                32
    Public utilities........................................................              --                  2                 2
                                                                              ------------------   --------------   ----------------
    Total equity securities.................................................             128                133               133
                                                                              ------------------   --------------   ----------------
Mortgage loans..............................................................          15,722                               15,722
Policy loans................................................................             884                                  884
Limited partnerships and LLCs...............................................           2,809                                2,809
Short-term investments......................................................           1,885                                1,885
Other invested assets.......................................................           3,757                                3,757
                                                                              ------------------                    ----------------
    Total investments.......................................................       $  94,668                           $  106,489
                                                                              ==================                    ================

-------------
(1)  Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY

                                 SCHEDULE II

                       CONDENSED FINANCIAL INFORMATION
                            (PARENT COMPANY ONLY)
                         DECEMBER 31, 2020 AND 2019

               (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                            2020           2019
                                                                                                        ------------    ------------

CONDENSED BALANCE SHEETS
ASSETS
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $59,333 and
    $53,793, respectively; allowance for credit losses of $2 and $0, respectively)...................   $    69,350     $    59,754
Equity securities, at estimated fair value...........................................................           112             124
Mortgage loans (net of allowance for credit losses of $92 and $61, respectively).....................        15,079          15,038
Policy loans.........................................................................................           884             875
Limited partnerships and limited liability companies.................................................         2,809           2,379
Short-term investments, principally at estimated fair value..........................................         1,670           1,431
Investment in subsidiaries...........................................................................         6,303           5,980
Other invested assets, principally at estimated fair value...........................................         3,360           2,970
                                                                                                        ------------    ------------
    Total investments................................................................................        99,567          88,551
Cash and cash equivalents............................................................................         3,384           2,273
Accrued investment income............................................................................           573             585
Premiums, reinsurance and other receivables (net of allowance for credit losses of $10 and $0,
    respectively)....................................................................................        15,172          13,727
Receivable from subsidiaries.........................................................................        10,884           9,505
Deferred policy acquisition costs and value of business acquired.....................................         3,934           4,340
Deferred income tax receivable.......................................................................         1,103           1,147
Other assets.........................................................................................           361             424
Separate account assets..............................................................................        99,021          94,992
                                                                                                        ------------    ------------
    Total assets.....................................................................................   $   233,999     $   215,544
                                                                                                        ============    ============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits...............................................................................   $    43,074     $    38,306
Policyholder account balances........................................................................        51,272          43,119
Other policy-related balances........................................................................         3,658           3,383
Payables for collateral under securities loaned and other transactions...............................         5,101           4,289
Long-term and short-term debt........................................................................           812             812
Current income tax payable...........................................................................            96              30
Other liabilities....................................................................................        12,865          12,149
Separate account liabilities.........................................................................        99,021          94,992
                                                                                                        ------------    ------------
   Total liabilities.................................................................................       215,899         197,080
                                                                                                        ------------    ------------
STOCKHOLDER'S EQUITY
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
    outstanding......................................................................................            75              75
Additional paid-in capital...........................................................................        18,323          19,073
Retained earnings (deficit)..........................................................................        (5,719)         (3,899)
Accumulated other comprehensive income (loss)........................................................         5,421           3,215
                                                                                                        ------------    ------------
   Total stockholder's equity........................................................................        18,100          18,464
                                                                                                        ------------    ------------
    Total liabilities and stockholder's equity.......................................................   $   233,999     $   215,544
                                                                                                        ============    ============

       SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY

                                 SCHEDULE II

                 CONDENSED FINANCIAL INFORMATION (CONTINUED)
                            (PARENT COMPANY ONLY)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                     2020        2019        2018
                                                                                                   ----------  ----------  ---------

CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.......................................................................................    $     428   $     452   $    437
Universal life and investment-type product policy fees.........................................        2,440       2,559      2,738
Net investment income..........................................................................        3,111       3,086      2,885
Other revenues.................................................................................          398         341        398
Net investment gains (losses)..................................................................          296          88       (165)
Net derivative gains (losses)..................................................................       (1,594)     (2,928)     1,335
                                                                                                   ----------  ----------  ---------
    Total revenues.............................................................................        5,079       3,598      7,628
                                                                                                   ----------  ----------  ---------
EXPENSES
Policyholder benefits and claims...............................................................        3,087       2,623      2,388
Interest credited to policyholder account balances.............................................          912         869        881
Amortization of deferred policy acquisition costs and value of business acquired...............          626         337        952
Other expenses.................................................................................        2,102       1,920      1,925
                                                                                                   ----------  ----------  ---------
    Total expenses.............................................................................        6,727       5,749      6,146
                                                                                                   ----------  ----------  ---------
Income (loss) before provision for income tax and equity in earnings (losses) of subsidiaries..       (1,648)     (2,151)     1,482
Provision for income tax expense (benefit).....................................................         (410)       (534)       238
                                                                                                   ----------  ----------  ---------
Income (loss) before equity in earnings (losses) of subsidiaries...............................       (1,238)     (1,617)     1,244
Equity in earnings (losses) of subsidiaries....................................................          (68)        808       (277)
                                                                                                   ----------  ----------  ---------
   Net income (loss) attributable to Brighthouse Life Insurance Company........................    $  (1,306)  $    (809)  $    967
                                                                                                   ==========  ==========  =========
Comprehensive income (loss)....................................................................    $     900   $   1,688   $    (73)
                                                                                                   ==========  ==========  =========

       SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY

                                 SCHEDULE II

                 CONDENSED FINANCIAL INFORMATION (CONTINUED)
                            (PARENT COMPANY ONLY)
            FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                                  2020         2019         2018
                                                                                               -----------  -----------  -----------

CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities.........................................   $      815    $   2,160   $    2,774
CASH FLOWS FROM INVESTING ACTIVITIES
   Sales, maturities and repayments of:
      Fixed maturity securities.............................................................        7,591       12,009       14,909
      Equity securities.....................................................................           66           57           19
      Mortgage loans........................................................................        1,869        1,434          840
      Limited partnerships and limited liability companies..................................          177          302          254
   Purchases of:
      Fixed maturity securities.............................................................      (12,517)     (14,179)     (14,697)
      Equity securities.....................................................................          (17)         (22)          (2)
      Mortgage loans........................................................................       (1,993)      (3,337)      (3,896)
      Limited partnerships and limited liability companies..................................         (581)        (463)        (358)
   Cash received in connection with freestanding derivatives................................        6,035        1,933        1,795
   Cash paid in connection with freestanding derivatives....................................       (4,284)      (2,597)      (2,879)
Receipts on loans to affiliate..............................................................          100           --           --
Issuances of loans to affiliate.............................................................         (100)          --           --
   Returns of capital and dividends from subsidiaries.......................................           16           54           25
   Capital contributions to subsidiaries....................................................           --          (75)          --
   Net change in policy loans...............................................................           (9)         126          105
   Net change in short-term investments.....................................................         (223)      (1,418)         269
   Net change in other invested assets......................................................           22           23           44
                                                                                               -----------  -----------  -----------
Net cash provided by (used in) investing activities.........................................       (3,848)      (6,153)      (3,572)
                                                                                               -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
   Policyholder account balances:
      Deposits..............................................................................        8,568        6,117        5,064
      Withdrawals...........................................................................       (3,029)      (2,503)      (3,124)
   Net change in payables for collateral under securities loaned and other transactions.....          812         (735)         871
   Long-term and short-term debt issued.....................................................           --          412          228
Dividends paid to parent....................................................................       (1,250)          --           --
   Financing element on certain derivative instruments and other derivative related.........         (957)        (203)        (303)
   Other, net...............................................................................           --           (7)          (2)
                                                                                               -----------  -----------  -----------
Net cash provided by (used in) financing activities.........................................        4,144        3,081        2,734
                                                                                               -----------  -----------  -----------
Change in cash, cash equivalents and restricted cash........................................        1,111         (912)       1,936
Cash, cash equivalents and restricted cash, beginning of year...............................        2,273        3,185        1,249
                                                                                               -----------  -----------  -----------
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR.....................................   $    3,384    $   2,273   $    3,185
                                                                                               ===========  ===========  ===========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
   Net cash paid (received) for:
      Interest..............................................................................   $       65    $      28   $       --
                                                                                               ===========  ===========  ===========
      Income tax............................................................................   $      (32)   $      --   $     (168)
                                                                                               ===========  ===========  ===========
   Non-cash transactions:
   Transfer of fixed maturity securities from affiliate.....................................   $      417    $      --   $      417
                                                                                               ===========  ===========  ===========
   Transfer of fixed maturity securities to affiliate.......................................   $      280    $      --   $       --
                                                                                               ===========  ===========  ===========

       SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY

                                 SCHEDULE II

                NOTES TO THE CONDENSED FINANCIAL INFORMATION
                            (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

     The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

     Beginning in 2020, the Parent Company elected to change the presentation of equity in earnings (losses) of subsidiaries, including it as a separate component on net income in the Condensed Statement of Operations. This presentation was applied to all periods presented in the condensed financial information of the Parent Company. Previously, this activity was presented as a component of total revenues.

     The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. INVESTMENT IN SUBSIDIARIES

     During the year ended December 31, 2019, Brighthouse Life Insurance
Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company, which was paid on February 20,
2020. Such dividend was included in receivable from subsidiaries at December
31, 2019.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                                SCHEDULE III

              CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                         DECEMBER 31, 2020 AND 2019

                                (IN MILLIONS)

                                                                       FUTURE POLICY
                                                             DAC    BENEFITS AND OTHER  POLICYHOLDER
                                                             AND      POLICY-RELATED       ACCOUNT        UNEARNED        UNEARNED
SEGMENT                                                     VOBA         BALANCES         BALANCES    PREMIUMS (1), (2)  REVENUE (1)
-----------------------------------------------------     -------   ------------------  ------------  -----------------  -----------

2020
Annuities............................................     $ 3,715       $  10,276         $  43,909         $ --           $   84
Life.................................................         531           5,938             2,397           10               80
Run-off..............................................           5          23,558             7,639           --              184
Corporate & Other....................................         106           7,608                 1            5               --
                                                          -------   ------------------  ------------  -----------------  -----------
    Total............................................     $ 4,357       $  47,380         $  53,946         $ 15           $  348
                                                          =======   ==================  ============  =================  ===========
2019
Annuities............................................     $ 4,168       $   8,921         $  34,810         $ --           $   86
Life.................................................         539           5,070             2,437           12               45
Run-off..............................................           5          20,191             7,873           --              151
Corporate & Other....................................          97           7,700                 1            6               --
                                                          -------   ------------------  ------------  -----------------  -----------
    Total............................................     $ 4,809       $  41,882         $  45,121         $ 18           $  282
                                                          =======   ==================  ============  =================  ===========

-------------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                                SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)
                      DECEMBER 31, 2020, 2019 AND 2018

                                (IN MILLIONS)

                                                                                  POLICYHOLDER BENEFITS
                                                    PREMIUMS AND                     AND CLAIMS AND
                                                   UNIVERSAL LIFE         NET       INTEREST CREDITED
                                                 AND INVESTMENT-TYPE  INVESTMENT     TO POLICYHOLDER      AMORTIZATION OF     OTHER
SEGMENT                                          PRODUCT POLICY FEES  INCOME (1)    ACCOUNT BALANCES       DAC AND VOBA     EXPENSES
---------------------------------------------    -------------------  ----------  ---------------------  ----------------  ---------

2020
Annuities....................................          $ 2,179          $ 1,800          $ 2,438             $   627        $ 1,043
Life.........................................              671              402              831                  78            150
Run-off......................................              642            1,264            3,421                  --            185
Corporate & Other............................               83               62               60                  (9)           466
                                                 -------------------  ----------  ---------------------  ----------------  ---------
    Total....................................          $ 3,575          $ 3,528          $ 6,750             $   696        $ 1,844
                                                 ===================  ==========  =====================  ================  =========
2019
Annuities....................................          $ 2,291          $ 1,786          $ 1,429             $   328        $ 1,125
Life.........................................              728              374              646                  53            177
Run-off......................................              720            1,273            2,436                  --            200
Corporate & Other............................               90               53               58                  14            307
                                                 -------------------  ----------  ---------------------  ----------------  ---------
    Total....................................          $ 3,829          $ 3,486          $ 4,569             $   395        $ 1,809
                                                 ===================  ==========  =====================  ================  =========
2018
Annuities....................................          $ 2,410          $ 1,509          $ 1,603             $   901        $ 1,052
Life.........................................              774              371              637                  93            214
Run-off......................................              777            1,311            1,923                  --            202
Corporate & Other............................               98               44               64                  17            295
                                                 -------------------  ----------  ---------------------  ----------------  ---------
    Total....................................          $ 4,059          $ 3,235          $ 4,227             $ 1,011        $ 1,763
                                                 ===================  ==========  =====================  ================  =========

-------------
(1)  See Note 2 of the Notes to the Consolidated Financial Statements for the
     basis of allocation of net investment income.

                     BRIGHTHOUSE LIFE INSURANCE COMPANY
    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF BRIGHTHOUSE FINANCIAL, INC.)

                                 SCHEDULE IV

                          CONSOLIDATED REINSURANCE
                      DECEMBER 31, 2020, 2019 AND 2018

                            (DOLLARS IN MILLIONS)

                                                                                                                    % AMOUNT
                                                            GROSS AMOUNT      CEDED      ASSUMED    NET AMOUNT   ASSUMED TO NET
                                                            ------------    ---------    -------    ----------   --------------

2020
Life insurance in-force...................................    $ 509,456     $ 156,361    $ 8,965    $  362,060        2.5%
                                                            ============    =========    =======    ==========   ==============
Insurance premium
Life insurance (1)........................................    $   1,251     $     532    $    12    $      731        1.6%
Accident & health insurance...............................          215           210         --             5        0.0%
                                                            ------------    ---------    -------    ----------   --------------
    Total insurance premium...............................    $   1,466     $     742    $    12    $      736        1.6%
                                                            ============    =========    =======    ==========   ==============
2019
Life insurance in-force...................................    $ 534,106     $ 167,676    $ 8,884    $  375,314        2.4%
                                                            ============    =========    =======    ==========   ==============
Insurance premium
Life insurance (1)........................................    $   1,375     $     548    $    15    $      842        1.8%
Accident & health insurance...............................          222           217         --             5        0.0%
                                                            ------------    ---------    -------    ----------   --------------
    Total insurance premium...............................    $   1,597     $     765    $    15    $      847        1.8%
                                                            ============    =========    =======    ==========   ==============
2018
Life insurance in-force...................................    $ 561,218     $ 180,362    $ 9,248    $  390,104        2.4%
                                                            ============    =========    =======    ==========   ==============
Insurance premium
Life insurance (1)........................................    $   1,415     $     559    $    12    $      868        1.4%
Accident & health insurance...............................          225           224         --             1        0.0%
                                                            ------------    ---------    -------    ----------   --------------
    Total insurance premium...............................    $   1,640     $     783    $    12    $      869        1.4%
                                                            ============    =========    =======    ==========   ==============

------------
(1) Includes annuities with life contingencies.

     For the year ended December 31, 2020, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $2 million, respectively. For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively. For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively.

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2020
(3)	Statements of Operations for the year ended December 31, 2020
(4)	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2020 and 2019
(3)	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018
(5)	Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4 EL, File Nos.033-65343/811-07465, filed December 22, 1995.)

1(a).	Resolutions to MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

2.	Not Applicable

3(a).	Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)

3(a)(i).	Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472, filed November 7, 2006.)

3(a)(ii).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014.) (Incorporated herein by reference to MetLife

ExhibitNumber	Description
Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

3(a)(iii).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed April 6, 2016.)

3(b).	Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

3(c).	Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343. filed April 6, 2006.)

3(d).	Master Retail Sales Agreement (MLIDC) (9-2012) (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

3(e).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

3(f).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

3(g).	Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-. 209053/811-03365, filed December 14, 2017.)

4.	Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)

a.	Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033- 65343, filed April 6, 2006.)

b.	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)

c.	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)

d.	Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189, filed April 6, 2010.)

e.	MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

Exhibit
Number	Description

f.	Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporates herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

g.	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

5.(1)	Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)

a.	401(k) Group Annuity Group Master Data Sheet L-20105A 5-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

b.	401(k) Group Annuity Group Master Data Sheet L-20105A 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

c.	401(k) Group Annuity Group Master Data Sheet L-20105A 11-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

d.	401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

e.	401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

f.	401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

g.	Group Variable Annuity Master Application — L-24767AZ Order # L-24770AZ Rev. 05/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)

h.	401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)

i.	Group Variable Annuity Master Application — L-24767AZ Order # L-24770AZ Rev. 11/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)

j.	401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)

Exhibit
Number	Description

(2)	Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B (Incorporated herein by reference to Exhibit 5 (2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 Files Nos. 333-156867, filed April 6, 2017.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(a)(i).	Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165, filed October 31, 2007.)

6(b).	Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

6(b)(i).	By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

6(c).	Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).	Certificate of Amendment of Certification of Incorporation of the Company (effective December 6, 2016). (Incorporated herein by reference to Exhibit (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

6(e).	Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

7(a).	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed April 15, 2003.)

7(b).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)

8(a).	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343. filed April 6, 2006.)

8(a)(i).	First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, filed April 4, 2012.)

8(a)(ii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company

ExhibitNumber	Description
and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 File No. 333-156911, filed on April 4, 2012.)

8(a)(iii).	Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

8(a)(iv).	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

8(b)(i).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165, filed October 31, 2007.)

8(b)(iii).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(b)(iv).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)

8(c).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

8(c)(i).	Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

8(c)(ii).	Amendment No. 7 to the Participation Agreement Among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective

ExhibitNumber	Description
November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos/ 333-200237/811-03365, filed November 17, 2014.)

8(c)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

8(c)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)

8(c)(v).	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)

8(d).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

8(d)(i).	Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(d)(ii).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200247/811-03365, filed November 17, 2014.)

8(d)(iii).	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)

8(d)(iv).	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 25, 2018.)

8(e).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

8(e)(i).	Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No.

ExhibitNumber	Description
3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(e)(ii).	Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, April 4, 2012.)

8(e)(iii).	Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

8(e)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)

8(e)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed April 6, 2016.)

8(e)(vi).	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 25, 2018.)

8(f).	Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

8(f)(i).	Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(f)(ii).	Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)

8(f)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)

8(g).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and

ExhibitNumber	Description
Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).	Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(g)(ii).	Amendment No. 9 to Fund Participation Agreement Among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015)

8(h).	Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)

8(h)(i).	Amendments Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Incorporated herein by reference to Exhibit 8(n)(i) to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2021.)

9.	Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, on January 22, 2009.)

10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2021, there were 98 owners of qualified contracts offered by the Registrant (Brighthouse Life Insurance Company).
Item 28. Indemnification

Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
Brighthouse Life Insurance Company hereby represents:
(a)	Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, in the city of Charlotte, and state of North Carolina, on the 1st day of April, 2021.
BRIGHTHOUSE LIFE INSURANCE COMPANY (Registrant)

BRIGHTHOUSE LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 1, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate Attorney-in-Fact, April 1, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney